Schedule of Investments (unaudited) January 31, 2022	BlackRock Global Long/Short Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 0.3%
NU Holdings Ltd.(a)	220,296	$1,634,596

Netherlands — 0.1%
Climate Transition Capital(a)	40,590	443,240

United States(a) — 0.4%
Allbirds, Inc.	4,572	56,510
Braze, Inc.	88	4,402
Expensify, Inc.	4,705	137,621
Fluence Energy, Inc.	23,868	446,332
Gitlab, Inc., Class A	1,440	92,174
Globalfoundries, Inc.	18,818	928,480
HashiCorp, Inc., Class A	1,447	96,066
Informatica, Inc., Class A	17,144	478,661
Palantir Technologies, Inc., Class A	4	55
Rivian Automotive, Inc., Class A	1,771	116,426
Sweetgreen, Inc., Class A	2,385	72,146
Udemy, Inc.	16,215	262,683

		2,691,556

Total Common Stocks — 0.8% (Cost: $5,617,650)		4,769,392

Preferred Securities

Preferred Stocks — 0.6%(a)(b)

United States — 0.6%
AliphCom
Series 6, (Acquired 12/15/15, Cost: $—)(c)	8,264	—
Series 8,	823,530	8
Illumio Inc., Series C, (Acquired 03/10/15, Cost: $1,500,001)(c)	466,730	3,164,430

		3,164,438

Total Preferred Securities — 0.6% (Cost: $3,250,011)		3,164,438

Warrants

Netherlands — 0.0%
Climate Transition Capital Acquisition I BV(a)	13,530	2,310

Total Warrants — 0.0% (Cost: $ — )		2,310

Total Long-Term Investments — 1.4% (Cost: $8,867,661)		7,936,140

Short-Term Securities

Money Market Funds — 2.7%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%(d)(e)	15,562,560	15,562,560

Security	Par (000)	Value

U.S. Treasury Obligations — 87.5%
U.S. Cash Management Bills(f)
0.11%, 04/26/22	$15,700	$15,693,443
0.12%, 05/03/22	700	699,620
0.13%, 05/03/22	10,460	10,454,315
0.20%, 05/17/22	4,800	4,796,185
0.23%, 05/17/22	955	954,241
0.28%, 05/31/22	3,000	2,996,877
U.S. Treasury Bills(f)
0.02%, 02/01/22	19,500	19,500,000
0.03%, 02/03/22	18,000	17,999,966
0.04%, 02/08/22 - 03/15/22	153,985	153,982,559
0.05%, 02/08/22 - 03/08/22	63,796	63,794,524
0.06%, 03/08/22 - 03/22/22	88,760	88,755,794
0.07%, 03/10/22 - 03/24/22	8,840	8,839,116
0.09%, 03/22/22	50,000	49,995,066
0.08%, 03/24/22 - 09/08/22	2,152	2,147,955
0.14%, 03/29/22	1,260	1,259,765
0.17%, 04/21/22	1,455	1,454,469
0.19%, 04/28/22	19,460	19,451,283
0.64%, 01/26/23	2,475	2,456,115
U.S. Treasury Notes
2.13%, 05/15/22	585	588,108
0.13%, 06/30/22	325	324,632
(3 mo.Treasury money market yield + 0.06%), 0.25%, 10/31/22(g)	20,000	20,015,372
(3 mo.Treasury money market yield + 0.05%), 0.24%, 01/31/23(g)	14,632	14,645,816
(3 mo.Treasury money market yield + 0.04%), 0.23%, 10/31/23(g)	3,500	3,504,558
0.18%, 01/31/24(g)	3,505	3,506,052

		507,815,831

Total Short-Term Securities — 90.2% (Cost: $523,356,245)		523,378,391

Total Investments — 91.6% (Cost: $532,223,906)		531,314,531

Other Assets Less Liabilities — 8.4%		48,694,383

Net Assets — 100.0%		$580,008,914

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $3,164,430, representing 0.6% of its net assets as of period end, and an original cost of $1,500,001.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	Rates are discount rates or a range of discount rates as of period end.
(g)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

1

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Global Long/Short Equity Fund

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, T-Fund, Institutional Class	$18,454,009	$—	$(2,891,449	)(a)	$—	$—	$15,562,560	15,562,560	$757	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Amsterdam Index	13	02/18/22	$2,220	$(24,350)
CAC 40 Index	418	02/18/22	33,155	(134,799)
OMX Stockholm 30 Index	402	02/18/22	9,989	(66,813)
MSCI Singapore Index	117	02/25/22	2,900	29,426
S&P/TSE 60 Index	136	03/17/22	27,323	743,058
SPI 200 Index	23	03/17/22	2,804	20,044
DAX Index	12	03/18/22	5,240	61,346
FTSE/MIB Index	50	03/18/22	7,589	172,694
NASDAQ 100 E-Mini Index	20	03/18/22	5,962	(405,965)
S&P 500 E-Mini Index	124	03/18/22	27,926	(440,528)

				(45,887)

Short Contracts
IBEX 35 Index	397	02/18/22	38,517	663,616
TOPIX Index	48	03/10/22	7,999	(266,305)
FTSE 100 Index	117	03/18/22	11,727	(22,260)

				375,051

				$329,164

OTC Total Return Swaps — Future

Reference Entity	Fixed Amount Paid (Received) by the Fund	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

Swiss Market Index Future March 2022	CHF (5,247,060.00)	HSBC Bank PLC	03/18/22	CHF	5,247	$155,463	$—	$155,463
Swiss Market Index Future March 2022	CHF 885,040	HSBC Bank PLC	03/18/22	CHF	885	(37,274)	—	(37,274)

						$118,189	$—	$118,189

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Global Long/Short Equity Fund

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	At Termination	Bank of America N.A.(b)	02/15/23	$(5,479,064)	$2,057,669	(c)	$(2,161,397)	41.8%
	At Termination	Bank of America N.A.(d)	02/15/23	(1,279,450)	(267,218	)(e)	780,809	32.6
	At Termination	BNP Paribas SA(f)	12/12/22 – 12/19/22	(5,063,926)	3,167,876	(g)	(3,994,469)	119.0
	At Termination	Citibank N.A.(h)	02/24/23	(103,108)	154	(i)	(99,933)	0.0
	At Termination	Goldman Sachs & Co.(j)	02/27/23 – 02/28/23	(7,148,812)	5,123,824	(k)	(3,509,752)	133.4
	At Termination	Goldman Sachs & Co.(l)	02/27/23 – 02/28/23	(5,744,354)	5,635,361	(m)	(320,584)	61.8
	At Termination	UBS AG(n)	08/07/22	(2,831,289)	911,326	(o)	(1,748,805)	28.1

					$16,628,992		$(11,054,131)

(a)

The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $(1,259,998) of net dividends and financing fees.
(e)	Amount includes $(2,327,477) of net dividends and financing fees.
(g)	Amount includes $2,098,419 of net dividends and financing fees.
(i)	Amount includes $(3,021) of net dividends and financing fees.
(k)	Amount includes $1,484,764 of net dividends and financing fees.
(m)	Amount includes $211,591 of net dividends and financing fees.
(o)	Amount includes $(171,158) of net dividends and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

Range: Benchmarks:

(b)

0-175 basis points

AUD - 1D Overnight Reserve Bank of Australia

Rate (AONIA)

Bank of Canada Overnight Rate Target (CABROVER)

CHF - Swiss Average Rate O/N (SSARON)

DKK - 1W Copenhagen Interbank Swap Rate (CIBOR)

EUR - 1D Euro Short Term Rate (ESTR)

GBP - 1D Sterling Overnight Index Average (SONIA)

HKD - 1D Overnight Index Swap Rate (HKDONOIS)

ILS - 1M Tel Aviv Interbank Offer Rate (TELBOR)

JPY - Provisional 1D Overnight Tokyo Average Rate (TONA)

NOK - 1W Norway Interbank Offer Rate (NIBOR)

NZD - 1M New Zealand Bank Bill Rate (BBR)

SEK - 1W Stockholm Interbank Offer Rate (STIBOR)

SGD - Overnight Rate Average (SORA)

USD - 1D Overnight Bank Funding Rate (OBFR01)

(d)

0-1,196 basis points

AUD - 1D Overnight Reserve Bank of Australia

Rate (AONIA)

Bank of Canada Overnight Rate Target (CABROVER)

CHF - Swiss Average Rate O/N (SSARON)

DKK - 1W Copenhagen Interbank Swap Rate (CIBOR)

EUR - 1D Euro Short Term Rate (ESTR)

GBP - 1D Sterling Overnight Index Average (SONIA)

HKD - 1D Overnight Index Swap Rate (HKDONOIS)

ILS - 1M Tel Aviv Interbank Offer Rate (TELBOR)

JPY - Provisional 1D Overnight Tokyo Average Rate (TONA)

NOK - 1W Norway Interbank Offer Rate (NIBOR)

NZD - 1M New Zealand Bank Bill Rate (BBR)

SEK - 1W Stockholm Interbank Offer Rate (STIBOR)

SGD - Overnight Rate Average (SORA)

USD - 1D Overnight Bank Funding Rate (OBFR01)

(f)

0-1,000 basis points

AUD - 1D Overnight Reserve Bank of Australia

Rate (AONIA)

Bank of Canada Overnight Rate Target (CABROVER)

CHF - Swiss Average Rate O/N (SSARON)

DKK - Annualized Overnight Deposit MID Rate

EUR - 1D Euro Short Term Rate (ESTR)

GBP - 1D Sterling Overnight Index Average (SONIA)

HKD - 1D Overnight Index Swap Rate (HKDONOIS)

ILS - 1M Tel Aviv Interbank Offer Rate (TELBOR)

JPY - Provisional 1D Overnight Tokyo Average Rate (TONA)

NOK - Norwegian Overnight Weighted Average (NOWA)

NZD - 1D New Zealand Official Overnight Deposit Rate (NZOCO)

SEK - 1W Stockholm Interbank Offer Rate (STIBOR)

USD - 1D Overnight Bank Funding Rate (OBFR01)

3

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Global Long/Short Equity Fund

OTC Total Return Swaps (continued)

(h)

(j)

15-1,375 basis points

AUD - 1D Overnight Reserve Bank of Australia Rate (AONIA)

CAD - 1D Overnight Bank of Canada Repo Rate (CORRA)

CHF - Swiss Average Rate O/N (SSARON)

DKK - Danish Tom/Next Reference Rate (DETNT/N)

EUR - 1D Euro Short Term Rate (ESTR)

GBP - 1D Sterling Overnight Index Average (SONIA)

HKD - 1D Overnight Index Swap Rate (HKDONOIS)

ILS - 1D Overnight Tel Aviv Interbank Offer Rate (TELBOR)

JPY - Provisional 1D Overnight Tokyo Average Rate (TONA)

NOK - Norwegian Overnight Weighted Average (NOWA)

NZD - 1D New Zealand Official Overnight Deposit Rate (NZOCO)

SEK - 1D Overnight Stockholm Interbank Offer Rate (STIBOR)

SGD - Overnight Rate Average (SORA)

USD - 1D Overnight Fed Funds Effective Rate

(FEDL01)

(l)

15-1,350 basis points

AUD - 1D Overnight Reserve Bank of Australia Rate (AONIA)

CAD - 1D Overnight Bank of Canada Repo Rate (CORRA)

CHF - Swiss Average Rate O/N (SSARON)

DKK - Danish Tom/Next Reference Rate (DETNT/N)

EUR - 1D Euro Short Term Rate (ESTR)

GBP - 1D Sterling Overnight Index Average (SONIA)

HKD - 1D Overnight Index Swap Rate (HKDONOIS)

ILS - 1D Overnight Tel Aviv Interbank Offer Rate (TELBOR)

JPY - Provisional 1D Overnight Tokyo Average Rate (TONA)

NOK - Norwegian Overnight Weighted Average (NOWA)

NZD - 1D New Zealand Official Overnight Deposit Rate (NZOCO)

SEK - 1D Overnight Stockholm Interbank Offer Rate (STIBOR)

SGD - Overnight Rate Average (SORA)

USD - 1D Overnight Fed Funds Effective Rate (FEDL01)

20 basis points
EUR - 1D Euro Short Term Rate (ESTR)

(n) 25-400 basis points

AUD - 1D Overnight Reserve Bank of Australia Rate (AONIA)

CAD - 1D Overnight Bank of Canada Repo Rate (CORRA)

CHF - Swiss Average Rate O/N (SSARON)

DKK - 1W Copenhagen Interbank Swap Rate (CIBOR)

EUR - 1D Euro Short Term Rate (ESTR)

GBP - 1D Sterling Overnight Index Average (SONIA)

HKD - 1D Overnight Index Swap Rate

(HKDONOIS)

ILS - 1D Overnight Tel Aviv Interbank Offer Rate (TELBOR)

JPY - Provisional 1D Overnight Tokyo Average Rate (TONA)

NOK - Norwegian Overnight Weighted Average (NOWA)

NZD - 1M New Zealand Bank Bill Rate (BBR)

SEK - TN Stockholm Interbank Offer Rate (STIBOR)

SGD - Overnight Rate Average (SORA)

USD - 1D Overnight Bank Funding Rate (OBFR01)

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Global Long/Short Equity Fund

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Bank of America N.A. as of period end, termination date February 15, 2023:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Australia
AGL Energy Ltd.	17,018	$85,949	(4.0)%
Aristocrat Leisure Ltd.	32,158	932,189	(43.1)
Aurizon Holdings Ltd.	107,937	270,043	(12.5)
Bendigo & Adelaide Bank Ltd.	48,543	296,493	(13.7)
BHP Group Ltd.	11,917	382,185	(17.7)
Boral Ltd.	2,915	12,150	(0.6)
Brambles Ltd.	11,389	77,869	(3.6)
Charter Hall Group	2,015	24,135	(1.1)
Coles Group Ltd.	5,005	57,501	(2.7)
CSL Ltd.	73	13,523	(0.6)
Domain Holdings Australia Ltd.	1,902	6,392	(0.3)
Domino’s Pizza Enterprises Ltd.	512	37,767	(1.8)
Flight Centre Travel Group Ltd.	16,605	196,973	(9.1)
IDP Education Ltd.	4,687	97,969	(4.5)
Insignia Financial Ltd.	112,314	281,672	(13.0)
JB Hi-Fi Ltd.	10,135	331,611	(15.3)
Metcash Ltd.	222,424	624,231	(28.9)
Mirvac Group	12,783	23,689	(1.1)
NEXTDC Ltd.	2,851	21,876	(1.0)
Nufarm Ltd.	72,183	229,241	(10.6)
Origin Energy Ltd.	15,603	62,000	(2.9)
Platinum Asset Management Ltd.	95,460	167,820	(7.8)
REA Group Ltd.	2,635	272,977	(12.6)
SEEK Ltd.	1,066	22,091	(1.0)
Sonic Healthcare Ltd.	506	13,627	(0.6)
South32 Ltd.	109,066	300,073	(13.9)
Star Entertainment Grp Ltd.	12,024	29,371	(1.4)
Stockland	11,896	34,289	(1.6)
Treasury Wine Estates Ltd.	2,010	15,108	(0.7)

		4,920,814

Austria
ams AG	6,302	105,958	(4.9)

Belgium
Ackermans & van Haaren NV	515	99,408	(4.6)
Anheuser-Busch InBev SA/NV	1,010	63,672	(2.9)
Etablissements Franz Colruyt NV	1,035	42,041	(1.9)
Galapagos NV	951	64,083	(3.0)
Warehouses De Pauw CVA	432	18,585	(0.9)

		287,789

Canada
Agnico Eagle Mines Ltd.	8,179	390,628	(18.1)
Air Canada	4,588	82,509	(3.8)
ARC Resources Ltd.	2,901	33,982	(1.6)
Atco Ltd., Class I	3,264	109,951	(5.1)
B2Gold Corp.	20,405	73,520	(3.4)
Boralex Inc., Class A	631	16,406	(0.8)
Cameco Corp.	6,281	122,097	(5.6)
Canada Goose Holdings, Inc.	6,091	187,055	(8.7)
Canadian Utilities Ltd., Class A	1,128	32,771	(1.5)
CGI, Inc.	2,160	184,420	(8.5)
CI Financial Corp.	649	12,044	(0.6)
Constellation Software, Inc.	16	27,557	(1.3)

Security	Shares	Value	% of Basket Value

Canada (continued)
Crescent Point Energy Corp.	277,146	$1,785,647	(82.6)%
Descartes Systems Group Inc. (The)	8,746	636,298	(29.4)
Emera, Inc.	2,496	118,266	(5.5)
Enerplus Corp.	2,941	34,057	(1.6)
FirstService Corp.	64	10,205	(0.5)
Franco-Nevada Corp.	2,542	336,100	(15.5)
George Weston Ltd.	461	50,272	(2.3)
Hydro One Ltd.	971	25,086	(1.2)
IGM Financial, Inc.	1,143	40,158	(1.9)
Imperial Oil Ltd.	6,233	255,028	(11.8)
Innergex Renewable Energy Inc.	22,458	329,498	(15.2)
Keyera Corp.	5,280	124,238	(5.7)
Kinaxis, Inc.	2,589	335,817	(15.5)
Lululemon Athletica, Inc.	1,238	413,195	(19.1)
SNC-Lavalin Group Inc.	1,983	43,727	(2.0)
Suncor Energy Inc.	3,213	91,804	(4.2)
Teck Resources Ltd., Class B	1,101	34,005	(1.6)
TMX Group Ltd.	534	54,322	(2.5)
Toromont Industries Ltd.	1,678	141,630	(6.6)
Vermilion Energy Inc.	2,989	46,511	(2.2)

		6,178,804

Chile
Antofagasta PLC	2,465	44,842	(2.1)

China
Budweiser Brewing Co. APAC Ltd.	12,600	33,209	(1.5)

Denmark
AP Moeller - Maersk A/S, Class B	14	50,290	(2.4)
Carlsberg A/S, Class B	1,058	171,323	(7.9)
Demant A/S	3,088	136,623	(6.3)
FLSmidth & Co. A/S	1,152	38,834	(1.8)
Genmab A/S	140	47,674	(2.2)
Jyske Bank AS	660	38,876	(1.8)
Novozymes A/S, B Shares, B Shares	478	32,813	(1.5)

		516,433

Finland
Nokia OYJ	8,053	48,025	(2.2)
Outokumpu OYJ	10,000	64,789	(3.0)
Wartsila OYJ Abp	5,645	69,695	(3.2)

		182,509

France
Air France-KLM	66,807	302,319	(14.0)
Airbus SE	1,408	179,792	(8.3)
ALD SA	7,654	114,699	(5.3)
Amundi SA	309	24,020	(1.1)
Antin Infrastructure Partners SA	5,024	152,944	(7.1)
Atos SE	8,676	311,008	(14.4)
AXA SA	1,519	48,108	(2.2)
BioMerieux	503	58,983	(2.7)
Capgemini SE	1,079	242,577	(11.2)
Carrefour SA	8,840	168,239	(7.8)
Cie Plastic Omnium SA	4,318	100,434	(4.7)
Exclusive Networks SA	27,644	450,322	(20.8)
Hermes International	972	1,459,379	(67.5)
JCDecaux SA	3,245	88,829	(4.1)
Kering SA	470	350,979	(16.2)
Klepierre SA	3,629	96,525	(4.5)
Legrand SA	3,178	323,435	(15.0)
Orpea SA	4,159	182,598	(8.5)

5

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

France (continued)
Pernod Ricard SA	3,991	$853,672	(39.5)%
Rubis SCA	47,614	1,541,398	(71.3)
Teleperformance	26	9,791	(0.5)
Unibail-Rodamco-Westfield	862	65,682	(3.0)
Valeo	2,145	60,036	(2.8)
Vinci SA	3,398	372,443	(17.2)
Wendel SE	2,987	324,437	(15.0)

		7,882,649

Germany
Continental AG, Class A	417	40,428	(1.9)
Daimler Truck Holding AG	3,874	136,573	(6.3)
Deutsche Post AG	3,815	229,589	(10.6)
Freenet AG	2,915	79,392	(3.7)
GEA Group AG	1,114	52,631	(2.4)
Gerresheimer AG	1,572	141,072	(6.5)
Hannover Rueck SE	64	12,911	(0.6)
HeidelbergCement AG	9,441	656,986	(30.4)
Infineon Technologies AG	1,612	66,943	(3.1)
K+S AG	1,706	32,570	(1.5)
Nemetschek SE	1,798	166,193	(7.7)
Rational AG	319	267,423	(12.4)
Scout24 AG	2,429	145,119	(6.7)
Siemens Energy AG	9,536	214,492	(9.9)
Symrise AG	1,880	224,659	(10.4)
Telefonica Deutschland Holding AG	62,099	178,272	(8.3)
thyssenkrupp AG	31,752	326,782	(15.1)

		2,972,035

Hong Kong
ASM Pacific Technology Ltd.	24,000	240,119	(11.1)
Bank of East Asia Ltd.	11,600	19,798	(0.9)
Dah Sing Banking Group Ltd.	276,800	262,432	(12.1)
Dah Sing Financial Holdings Ltd.	8,000	25,939	(1.2)
Hutchison Port Holdings Trust	645,100	152,377	(7.1)
Hysan Development Co. Ltd.	5,000	15,326	(0.7)
Pacific Basin Shipping Ltd.	119,000	50,796	(2.4)
SITC International Holdings Co. Ltd.	63,000	240,129	(11.1)
Swire Pacific Ltd., Class A	19,000	115,103	(5.3)
Swire Properties Ltd.	14,800	39,453	(1.8)
United Energy Group Ltd.	2,662,000	392,623	(18.2)
Yue Yuen Industrial Holdings Ltd.	38,500	65,009	(3.0)

		1,619,104

Ireland
Accenture PLC, Class A	586	207,198	(9.6)
AIB Group PLC	87,870	232,090	(10.7)
Alkermes PLC	7,770	198,135	(9.2)
James Hardie Industries PLC	2,318	78,013	(3.6)

		715,436

Israel
Bank Hapoalim BM	7,182	74,533	(3.5)
Bank Leumi Le-Israel BM	21,728	233,033	(10.8)
Bezeq The Israeli Telecommunication Corp. Ltd.	204,951	352,809	(16.3)
Israel Discount Bank Ltd., Class A	84,908	569,380	(26.3)
Paz Oil Co. Ltd.	1,196	170,123	(7.9)
Teva Pharmaceutical Industries Ltd.	38,579	325,221	(15.1)
Wix.com Ltd.	253	33,236	(1.5)

		1,758,335

Italy
Assicurazioni Generali SpA	5,244	110,359	(5.1)

Security	Shares	Value	% of Basket Value

Italy (continued)
Banca Generali SpA	792	$31,898	(1.5)%
Davide Campari-Milano NV	1,933	24,269	(1.1)
Mediobanca Banca di Credito Finanziario SpA	23,328	267,260	(12.4)
PRADA SpA	67,100	410,306	(19.0)

		844,092

Japan
Acom Co. Ltd.	13,800	38,731	(1.8)
Advantest Corp.	5,600	476,630	(22.1)
AGC, Inc.	500	22,948	(1.1)
Ajinomoto Co., Inc.	8,400	234,372	(10.8)
Alfresa Holdings Corp.	9,100	129,756	(6.0)
Alps Alpine Co. Ltd.	33,800	368,639	(17.1)
Aozora Bank Ltd.	4,300	96,676	(4.5)
Asahi Group Holdings Ltd.	400	16,328	(0.8)
Asahi Kasei Corp.	8,100	80,011	(3.7)
Astellas Pharma, Inc.	12,200	196,915	(9.1)
Benesse Holdings, Inc.	11,900	232,076	(10.7)
Calbee, Inc.	1,800	41,432	(1.9)
Casio Computer Co. Ltd.	9,000	112,562	(5.2)
Chugoku Electric Power Co., Inc.	5,000	39,298	(1.8)
Coca-Cola Bottlers Japan Holdings, Inc.	1,500	17,596	(0.8)
COMSYS Holdings Corp.	15,100	359,292	(16.6)
Cosmo Energy Holdings Co. Ltd.	1,200	24,125	(1.1)
Cosmos Pharmaceutical Corp.	1,800	224,792	(10.4)
Daifuku Co. Ltd.	300	20,827	(1.0)
Daiichi Sankyo Co. Ltd.	5,100	114,597	(5.3)
Daikin Industries Ltd.	400	83,978	(3.9)
Daiwa House Industry Co. Ltd.	1,900	55,448	(2.6)
Dentsu Group, Inc.	7,200	249,349	(11.5)
DMG Mori Co. Ltd.	4,000	63,471	(2.9)
Ebara Corp.	800	39,209	(1.8)
Eisai Co. Ltd.	2,000	100,170	(4.6)
FANUC Corp.	600	118,649	(5.5)
Fuji Oil Holdings, Inc.	17,400	352,066	(16.3)
FUJIFILM Holdings Corp.	2,300	154,183	(7.1)
GMO Payment Gateway, Inc.	800	70,201	(3.2)
Hamamatsu Photonics KK	900	46,045	(2.1)
Hisamitsu Pharmaceutical Co., Inc.	7,500	228,509	(10.6)
Hoya Corp.	1,800	233,403	(10.8)
Hulic Co. Ltd.	18,300	176,881	(8.2)
Inpex Corp.	5,400	54,591	(2.5)
Internet Initiative Japan, Inc.	2,200	72,860	(3.4)
Japan Post Bank Co. Ltd.	4,500	44,270	(2.0)
Japan Tobacco, Inc.	5,300	105,814	(4.9)
JGC Holdings Corp.	11,300	111,037	(5.1)
Kajima Corp.	2,700	32,610	(1.5)
Kakaku.com, Inc.	4,100	84,917	(3.9)
Kamigumi Co. Ltd.	3,900	75,362	(3.5)
Kaneka Corp.	900	29,317	(1.4)
Kansai Paint Co. Ltd.	1,000	20,758	(1.0)
Kewpie Corp.	4,300	88,707	(4.1)
Keyence Corp.	100	51,292	(2.4)
Koito Manufacturing Co. Ltd.	4,400	220,926	(10.2)
Konica Minolta, Inc.	41,700	175,783	(8.1)
Kuraray Co. Ltd.	59,400	533,640	(24.7)
Kyocera Corp.	12,100	746,223	(34.5)
Kyowa Exeo Corp.	1,400	28,454	(1.3)
Kyowa Kirin Co. Ltd.	600	14,955	(0.7)
Lion Corp.	4,500	58,797	(2.7)
Mani Inc.	10,900	157,499	(7.3)
Maruwa Unyu Kikan Co. Ltd.	12,000	136,964	(6.3)

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
Mazda Motor Corp.	3,200	$24,652	(1.1)%
Mitsubishi Materials Corp.	2,000	35,677	(1.6)
Mitsubishi Motors Corp.	59,400	169,599	(7.8)
Mitsui Mining & Smelting Co. Ltd.	3,000	84,834	(3.9)
Nankai Electric Railway Co. Ltd.	5,000	99,269	(4.6)
NEC Corp.	2,800	109,237	(5.1)
NET One Systems Co. Ltd.	2,800	66,463	(3.1)
Nichirei Corp.	2,700	62,131	(2.9)
Nihon Kohden Corp.	5,000	132,615	(6.1)
Nihon M&A Center Holdings, Inc.	4,000	62,973	(2.9)
Nikon Corp.	9,300	97,064	(4.5)
Nippon Television Holdings, Inc.	78,900	823,984	(38.1)
Nissin Foods Holdings Co. Ltd.	700	49,653	(2.3)
Nitori Holdings Co. Ltd.	600	85,958	(4.0)
Nitto Denko Corp.	8,100	630,663	(29.2)
NOK Corp.	4,100	43,837	(2.0)
Nomura Research Institute Ltd.	1,100	38,506	(1.8)
NSK Ltd.	6,700	45,701	(2.1)
Obic Co. Ltd.	300	49,566	(2.3)
Olympus Corp.	15,700	351,320	(16.3)
Omron Corp.	3,000	219,328	(10.1)
Otsuka Corp.	2,300	93,327	(4.3)
Pan Pacific International Holdings Corp.	4,000	53,835	(2.5)
Penta-Ocean Construction Co. Ltd.	2,300	12,772	(0.6)
PeptiDream, Inc.	1,400	25,134	(1.2)
Pola Orbis Holdings, Inc.	4,400	65,579	(3.0)
Ricoh Co. Ltd.	15,400	130,044	(6.0)
Rohm Co. Ltd.	2,300	193,745	(9.0)
Santen Pharmaceutical Co. Ltd.	26,100	296,344	(13.7)
Seiko Epson Corp.	800	12,461	(0.6)
Shimadzu Corp.	3,400	122,678	(5.7)
Skylark Co. Ltd.	9,800	128,047	(5.9)
SoftBank Group Corp.	5,100	225,928	(10.5)
Sotetsu Holdings Inc.	3,300	60,765	(2.8)
Subaru Corp.	22,400	407,710	(18.9)
Sumitomo Heavy Industries Ltd.	10,800	283,634	(13.1)
Sundrug Co. Ltd.	5,100	128,428	(5.9)
Suntory Beverage & Food Ltd.	26,100	1,002,206	(46.4)
Suzuki Motor Corp.	1,400	59,604	(2.8)
Sysmex Corp.	400	38,076	(1.8)
Taisei Corp.	28,000	917,869	(42.5)
Teijin Ltd.	37,500	472,752	(21.9)
Terumo Corp.	19,700	719,125	(33.3)
Tohoku Electric Power Co., Inc.	7,800	54,942	(2.5)
Toppan Inc.	800	15,218	(0.7)
Toyo Seikan Group Holdings Ltd.	1,100	13,399	(0.6)
Tsuruha Holdings, Inc.	300	24,163	(1.1)
Unicharm Corp.	7,300	282,098	(13.1)
Yamada Holdings Co. Ltd.	155,400	524,454	(24.3)
Yamaguchi Financial Group, Inc.	31,500	195,457	(9.0)
Yamaha Corp.	700	31,889	(1.5)
Yamaha Motor Co. Ltd.	1,600	38,102	(1.8)
Z Holdings Corp.	4,100	20,823	(1.0)

		17,597,579

Luxembourg
L’Occitane International SA	45,250	178,452	(8.3)

Macau
MGM China Holdings Ltd.	22,400	14,924	(0.7)

Security	Shares	Value	% of Basket Value

Netherlands
ABN AMRO Bank NV	22,874	$367,106	(17.0)%
Heineken NV	1,921	206,021	(9.5)
IMCD NV	2,737	470,818	(21.8)
Koninklijke Vopak NV	28,271	970,003	(44.9)
NXP Semiconductors NV	780	160,243	(7.4)
PostNL NV	66,322	284,105	(13.1)
Randstad NV	2,568	167,058	(7.7)
Wolters Kluwer NV	2,861	291,189	(13.5)

		2,916,543

Norway
Aker Horizons Holding	27	61	(0.0)
AutoStore Holdings Ltd.	198,723	557,470	(25.8)
Equinor ASA	10,357	285,520	(13.2)
Mowi ASA	2,300	56,451	(2.6)
Nordic Semiconductor ASA	7,037	208,506	(9.6)
Schibsted ASA, Class A	2,226	65,944	(3.1)
Tomra Systems ASA	1,376	68,793	(3.2)

		1,242,745

Singapore
Jardine Cycle & Carriage Ltd.	8,900	133,797	(6.2)
Singapore Telecommunications Ltd.	307,300	557,204	(25.8)

		691,001

Spain
Acciona SA	96	16,722	(0.8)
Banco Bilbao Vizcaya Argentaria SA	138,396	883,607	(40.9)
Banco de Sabadell SA	1,338,712	1,041,188	(48.2)
Banco Santander SA	579	2,030	(0.1)
Grifols SA	11,239	198,192	(9.2)
Inmobiliaria Colonial Socimi SA	21,308	188,159	(8.7)
Telefonica SA	8,163	38,053	(1.7)

		2,367,951

Sweden
Acast AB	4,300	8,568	(0.4)
Alfa Laval AB	10,190	344,230	(15.9)
Assa Abloy AB, Class B	5,502	150,656	(7.0)
Embracer Group AB	19,598	196,633	(9.1)
Epiroc AB, Class A	6,177	131,812	(6.1)
Essity AB, Class B	668	18,831	(0.9)
Industrivarden AB, C Shares	3,641	113,092	(5.2)
Indutrade AB	6,326	157,377	(7.3)
Lundin Energy AB	3,653	148,560	(6.9)
Saab AB, Class B	10,992	260,664	(12.0)
Spotify Technology SA	2,139	419,800	(19.4)
SSAB AB	4,555	26,967	(1.2)
Storskogen Group AB	86,222	386,520	(17.9)
Telefonaktiebolaget LM Ericsson, B Shares	2,898	36,185	(1.7)

		2,399,895

Switzerland
ABB Ltd.	4,123	141,089	(6.5)
Chocoladefabriken Lindt & Spruengli AG	45	522,241	(24.2)
DKSH Holding AG	288	23,091	(1.1)
Holcim Ltd.	488	26,200	(1.2)
Schindler Holding AG	263	66,009	(3.0)
SKAN Group AG	1,258	98,560	(4.6)
Straumann Holding AG	20	33,142	(1.5)
Swatch Group AG	201	58,636	(2.7)

7

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Switzerland (continued)
Tecan Group AG	26	$12,642	(0.6)%
Temenos AG	2,224	266,579	(12.3)

		1,248,189

United Kingdom
Ashmore Group PLC	51,626	197,893	(9.2)
Atlantica Sustainable Infrastructure PLC	2,885	94,138	(4.4)
Baltic Classifieds Group PLC	87,726	198,251	(9.2)
Barratt Developments PLC	17,521	145,723	(6.7)
Bellway PLC	2,420	93,119	(4.3)
British Land Co. PLC	18,159	135,785	(6.3)
Capri Holdings Ltd.	3,112	186,938	(8.6)
Centrica PLC	240,307	236,285	(10.9)
ConvaTec Group PLC	208,614	495,276	(22.9)
Croda International PLC	830	89,638	(4.1)
Dechra Pharmaceuticals PLC	1,247	70,043	(3.2)
Diageo PLC	9,213	464,901	(21.5)
Drax Group PLC	9,363	76,281	(3.5)
Endeavour Mining PLC	961	21,410	(1.0)
Future PLC	2,122	90,506	(4.2)
Hargreaves Lansdown PLC	951	17,266	(0.8)
HomeServe PLC	11,641	119,988	(5.6)
Howden Joinery Group PLC	23,066	254,474	(11.8)
IMI PLC	5,710	127,577	(5.9)
Informa PLC	1,795	13,578	(0.6)
InterContinental Hotels Group PLC	4,656	307,638	(14.2)
Janus Henderson Group PLC	9,770	360,513	(16.7)
Johnson Matthey PLC	7,905	208,761	(9.7)
Liberty Global PLC, Class A	15,046	408,048	(18.9)
Liberty Global PLC, Class C	6,403	173,137	(8.0)
Melrose Industries PLC	61,871	126,032	(5.8)
Moneysupermarket.com Group plc	2	5	(0.0)
Natwest Group PLC	104,288	342,772	(15.9)
Next PLC	3,566	363,324	(16.8)
Persimmon PLC	4,036	131,491	(6.1)
Prudential PLC	2,700	45,510	(2.1)
Rentokil Initial PLC	4,560	31,932	(1.5)
Rightmove PLC	7,728	68,111	(3.1)
Rolls-Royce Holdings PLC	122,927	192,686	(8.9)
Schroders PLC	3,101	142,183	(6.6)
Spectris PLC	3,550	161,999	(7.5)
Taylor Wimpey PLC	167,761	344,171	(15.9)
Tritax Big Box REIT PLC	15,977	51,248	(2.4)

		6,588,631

United States
Acadia Healthcare Co., Inc.	1,148	60,442	(2.8)
AES Corp.	861	19,097	(0.9)
Affiliated Managers Group, Inc.	1,078	157,614	(7.3)
Agilent Technologies, Inc.	3,361	468,255	(21.7)
Alexandria Real Estate Equities, Inc.	519	101,122	(4.7)
Align Technology, Inc.	75	37,122	(1.7)
Alleghany Corp.	311	206,504	(9.6)
Alliance Data Systems Corp.	5,325	367,638	(17.0)
Ally Financial, Inc.	2,797	133,473	(6.2)
Alphabet, Inc., Class C	66	179,122	(8.3)
Altice USA, Inc., Class A	22,007	317,341	(14.7)
American Airlines Group, Inc.	26,584	437,839	(20.3)
American Campus Communities, Inc.	4,475	233,864	(10.8)
AMETEK, Inc.	199	27,217	(1.3)
AMN Healthcare Services, Inc.	131	13,276	(0.6)

Security	Shares	Value	% of Basket Value

United States (continued)
ANSYS, Inc.	553	$188,026	(8.7)%
AptarGroup, Inc.	191	22,404	(1.0)
ASGN, Inc.	817	93,849	(4.3)
AutoNation, Inc.	1,638	178,542	(8.3)
Avantor, Inc.	1,293	48,268	(2.2)
Avnet, Inc.	3,134	126,488	(5.9)
Biogen, Inc.	897	202,722	(9.4)
Block, Inc.	2,517	307,804	(14.2)
Booking Holdings, Inc.	95	233,332	(10.8)
BorgWarner, Inc.	1,383	60,645	(2.8)
Brighthouse Financial, Inc.	4,568	248,728	(11.5)
Broadridge Financial Solutions, Inc.	180	28,660	(1.3)
Brown-Forman Corp., Class B	6,980	470,661	(21.8)
Bruker Corp.	11,949	795,803	(36.8)
Builders FirstSource, Inc.	490	33,315	(1.5)
C.H. Robinson Worldwide, Inc.	847	88,639	(4.1)
Cadence Design Systems, Inc.	4,480	681,587	(31.5)
Camden Property Trust	3,883	621,629	(28.8)
Carnival Corp.	9,356	185,342	(8.6)
Casey’s General Stores, Inc.	439	82,449	(3.8)
Catalent, Inc.	1,293	134,382	(6.2)
Caterpillar, Inc.	960	193,498	(9.0)
Cboe Global Markets, Inc.	1,178	139,628	(6.5)
CBRE Group, Inc., Class A	3,630	367,864	(17.0)
ChampionX Corp.	1,081	24,214	(1.1)
Charles River Laboratories International, Inc.	521	171,805	(8.0)
Charter Communications, Inc., Class A	1,137	674,628	(31.2)
Ciena Corp.	2,428	161,001	(7.5)
Cisco Systems, Inc.	535	29,783	(1.4)
Clean Harbors, Inc.	1,108	102,545	(4.8)
Coca-Cola Co.	1,559	95,115	(4.4)
Cognex Corp.	611	40,607	(1.9)
Continental Resources, Inc.	1,076	55,887	(2.6)
Costco Wholesale Corp.	1,479	747,087	(34.6)
Coupa Software, Inc.	2,216	297,542	(13.8)
CubeSmart	10,773	546,622	(25.3)
D.R. Horton, Inc.	1,680	149,890	(6.9)
Dell Technologies, Inc., Class C	6,280	356,767	(16.5)
DENTSPLY SIRONA, Inc.	2,609	139,373	(6.5)
Devon Energy Corp.	7,209	364,559	(16.9)
Discovery, Inc., Class A	20,386	568,973	(26.3)
Dollar General Corp.	414	86,311	(4.0)
Donaldson Co., Inc.	1,762	98,073	(4.5)
Elanco Animal Health, Inc.	1,731	45,075	(2.1)
Elastic NV	157	14,640	(0.7)
EMCOR Group, Inc.	2,164	257,970	(11.9)
Encompass Health Corp.	403	25,002	(1.2)
Entergy Corp.	7,522	840,734	(38.9)
EPAM Systems, Inc.	601	286,160	(13.2)
EQT Corp.	2,486	52,828	(2.4)
Equifax, Inc.	6,313	1,513,605	(70.0)
Equinix, Inc.	216	156,578	(7.3)
Equity LifeStyle Properties, Inc.	1,971	154,310	(7.1)
Erie Indemnity Co., Class A	310	57,071	(2.6)
Evoqua Water Technologies Corp.	3,092	125,226	(5.8)
Expeditors International of Washington, Inc.	2,498	285,971	(13.2)
Extra Space Storage, Inc.	415	82,249	(3.8)
Exxon Mobil Corp.	3,293	250,136	(11.6)
FactSet Research Systems, Inc.	532	224,445	(10.4)
Fate Therapeutics, Inc.	343	14,238	(0.7)
Federal Realty Investment Trust	5,332	679,777	(31.5)

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Flowserve Corp.	478	$15,592	(0.7)%
Foot Locker, Inc.	23,277	1,040,016	(48.1)
Fortinet, Inc.	802	238,387	(11.0)
Gap, Inc.	16,188	292,517	(13.5)
Gartner, Inc.	2,331	685,058	(31.7)
General Electric Co.	3,418	322,933	(14.9)
Graco, Inc.	677	49,123	(2.3)
Halozyme Therapeutics, Inc.	4,744	164,190	(7.6)
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,059	43,927	(2.0)
Harley-Davidson, Inc.	8,173	282,541	(13.1)
Hartford Financial Services Group, Inc.	2,251	161,779	(7.5)
HEICO Corp.	915	124,797	(5.8)
HEICO Corp., Class A	2,683	294,325	(13.6)
Henry Schein, Inc.	1,616	121,685	(5.6)
Hexcel Corp.	552	28,798	(1.3)
Highwoods Properties, Inc.	8,965	386,571	(17.9)
Horizon Therapeutics PLC	486	45,358	(2.1)
HubSpot, Inc.	964	471,203	(21.8)
Humana, Inc.	1,311	514,568	(23.8)
ICU Medical, Inc.	147	31,364	(1.5)
Illinois Tool Works, Inc.	730	170,762	(7.9)
Incyte Corp.	1,273	94,622	(4.4)
International Game Technology PLC	1,527	40,878	(1.9)
Ionis Pharmaceuticals, Inc.	602	19,144	(0.9)
Iridium Communications, Inc.	18,134	650,648	(30.1)
Iron Mountain, Inc.	1,465	67,273	(3.1)
JetBlue Airways Corp.	15,417	225,551	(10.4)
Kellogg Co.	692	43,596	(2.0)
Keysight Technologies, Inc.	2,206	372,417	(17.2)
Lamar Advertising Co., Class A	236	26,139	(1.2)
Lamb Weston Holdings, Inc.	289	18,557	(0.9)
Landstar System, Inc.	1,393	222,880	(10.3)
Lear Corp.	140	23,425	(1.1)
Lennox International, Inc.	1,508	427,699	(19.8)
Leslie’s, Inc.	2,324	48,409	(2.2)
LHC Group, Inc.	1,181	146,562	(6.8)
Liberty Media Corp. - Liberty SiriusXM, Class A	929	42,966	(2.0)
Life Storage, Inc.	277	37,381	(1.7)
Lincoln National Corp.	1,394	97,552	(4.5)
Lumen Technologies, Inc.	17,649	218,142	(10.1)
Manhattan Associates, Inc.	2,779	372,025	(17.2)
ManpowerGroup, Inc.	2,081	218,234	(10.1)
Marathon Oil Corp.	14,022	273,008	(12.6)
Markel Corp.	124	152,860	(7.1)
MarketAxess Holdings, Inc.	89	30,659	(1.4)
Martin Marietta Materials, Inc.	315	122,573	(5.7)
Marvell Technology, Inc.	672	47,981	(2.2)
Masimo Corp.	266	58,485	(2.7)
MaxLinear, Inc.	268	16,085	(0.8)
Merck & Co., Inc.	3,833	312,313	(14.5)
Mettler-Toledo International, Inc.	320	471,258	(21.8)
MGIC Investment Corp.	3,775	57,305	(2.7)
Molina Healthcare, Inc.	1,460	424,101	(19.6)
Monolithic Power Systems, Inc.	1,779	716,812	(33.2)
Moody’s Corp.	1,686	578,298	(26.8)
National Vision Holdings, Inc.	10,275	420,042	(19.4)
Neurocrine Biosciences, Inc.	906	71,592	(3.3)
New York Community Bancorp, Inc.	2,578	30,059	(1.4)
Nordstrom, Inc.	755	16,988	(0.8)
Nutanix, Inc., Class A	2,923	79,915	(3.7)
Occidental Petroleum Corp.	3,178	119,715	(5.5)

Security	Shares	Value	% of Basket Value

United States (continued)
OGE Energy Corp.	1,724	$65,374	(3.0)%
ONEOK, Inc.	1,499	90,959	(4.2)
Ovintiv Inc.	3,134	121,326	(5.6)
Papa John’s International, Inc.	532	65,675	(3.0)
Park Hotels & Resorts, Inc.	38,081	693,074	(32.1)
Paychex, Inc.	630	74,189	(3.4)
Paycom Software, Inc.	2,768	928,110	(42.9)
Paylocity Holding Corp.	713	145,438	(6.7)
Penske Automotive Group, Inc.	3,162	321,354	(14.9)
Performance Food Group Co.	2,850	120,242	(5.6)
Perrigo Co. PLC	19,039	724,815	(33.5)
Pinnacle West Capital Corp.	189	13,156	(0.6)
Planet Fitness, Inc., Class A	1,693	150,068	(6.9)
Power Integrations, Inc.	4,248	342,856	(15.9)
Prudential Financial, Inc.	2,643	294,880	(13.6)
Public Service Enterprise Group, Inc.	621	41,315	(1.9)
Pure Storage, Inc., Class A	1,061	28,106	(1.3)
PVH Corp.	2,610	247,976	(11.5)
Qorvo, Inc.	340	46,675	(2.2)
Quanta Services, Inc.	6,665	684,629	(31.7)
Radian Group, Inc.	12,680	283,905	(13.1)
Ralph Lauren Corp.	2,073	229,771	(10.6)
Range Resources Corp.	2,922	56,249	(2.6)
Rapid7, Inc.	1,057	101,821	(4.7)
Reinsurance Group of America, Inc.	2,282	262,042	(12.1)
Reliance Worldwide Corp. Ltd.	12,012	44,360	(2.1)
Repligen Corp.	429	85,088	(3.9)
Republic Services, Inc.	2,495	318,512	(14.7)
Roku, Inc.	862	141,411	(6.5)
Roper Technologies, Inc.	195	85,246	(3.9)
Ross Stores, Inc.	1,355	132,451	(6.1)
Royal Caribbean Cruises Ltd.	961	74,775	(3.5)
Ryder System, Inc.	6,504	476,028	(22.0)
S&P Global, Inc.	226	93,840	(4.3)
Sabra Health Care REIT, Inc.	3,510	47,771	(2.2)
SailPoint Technologies Holding, Inc.	569	22,015	(1.0)
Sarepta Therapeutics, Inc.	1,946	139,275	(6.4)
SBA Communications Corp.	1,432	466,030	(21.6)
Semtech Corp.	2,560	182,016	(8.4)
Silicon Laboratories, Inc.	2,248	371,347	(17.2)
Simon Property Group, Inc.	838	123,354	(5.7)
Sirius XM Holdings, Inc.	13,262	84,346	(3.9)
SiteOne Landscape Supply, Inc.	293	52,775	(2.4)
SL Green Realty Corp.	266	19,290	(0.9)
Snap-on, Inc.	1,611	335,491	(15.5)
Southwestern Energy Co.	3,701	16,284	(0.8)
Stifel Financial Corp.	3,466	259,603	(12.0)
Synchrony Financial	2,607	111,032	(5.1)
Take-Two Interactive Software, Inc.	776	126,752	(5.9)
Target Corp.	353	77,812	(3.6)
Teladoc Health, Inc.	1,964	150,658	(7.0)
Teradata Corp.	1,362	54,943	(2.5)
Texas Roadhouse, Inc.	1,462	124,840	(5.8)
Textron, Inc.	2,058	140,067	(6.5)
Toll Brothers, Inc.	4,587	270,495	(12.5)
TransUnion	2,494	257,181	(11.9)
Travel + Leisure Co.	4,223	239,866	(11.1)
Travelers Cos., Inc.	717	119,151	(5.5)
Trex Co., Inc.	4,655	425,793	(19.7)
Ultragenyx Pharmaceutical, Inc.	1,479	103,426	(4.8)
Umpqua Holdings Corp.	750	15,210	(0.7)
United Therapeutics Corp.	1,525	307,852	(14.2)

9

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Valero Energy Corp.	1,459	$121,053	(5.6)%
Varonis Systems, Inc.	5,443	202,806	(9.4)
VeriSign, Inc.	1,587	344,665	(16.0)
Verisk Analytics, Inc.	844	165,534	(7.7)
Vistra Corp.	15,648	341,283	(15.8)
Vontier Corp.	9,279	260,833	(12.1)
Vulcan Materials Co.	774	147,300	(6.8)
W.R. Berkley Corp.	12,642	1,068,249	(49.4)
W.W. Grainger, Inc.	28	13,863	(0.6)
Walgreens Boots Alliance, Inc.	5,123	254,921	(11.8)
Waste Management, Inc.	264	39,716	(1.8)
Waters Corp.	1,713	548,366	(25.4)
Watsco, Inc.	1,266	357,721	(16.6)
Wells Fargo & Co.	1,970	105,986	(4.9)
Wendy’s Co.	12,543	288,865	(13.4)
West Pharmaceutical Services, Inc.	479	188,352	(8.7)
Western Alliance Bancorp	160	15,870	(0.7)
Western Digital Corp.	1,506	77,920	(3.6)
Western Union Co.	38,416	726,447	(33.6)
Westrock Co	7,730	356,817	(16.5)
WEX, Inc.	2,636	424,343	(19.6)
Wintrust Financial Corp.	339	33,246	(1.5)
Wynn Resorts Ltd.	6,625	566,106	(26.2)
Zimmer Biomet Holdings, Inc.	2,264	278,517	(12.9)
Zions Bancorp NA	5,129	347,849	(16.1)
Zoetis, Inc.	1,989	397,382	(18.4)
Zurn Water Solutions Corp.	3,624	110,677	(5.1)

		50,985,709

Preferred Stocks

Germany
Fuchs Petrolub SE, Preference Shares	294	12,705	(0.6)
Sartorius AG, Preference Shares	515	278,037	(12.8)

		290,742

Total Reference Entity — Long		114,584,370

Reference Entity — Short

Common Stocks

Austria
Verbund AG	(804)	(85,152)	3.9

Belgium
KBC Group NV	(2,591)	(225,337)	10.4
Sofina SA	(2,155)	(858,009)	39.7
Solvay SA	(109)	(13,042)	0.6
UCB SA	(3,333)	(331,651)	15.4

		(1,428,039)

Bermuda
Hiscox Ltd.	(9,650)	(126,843)	5.9

Canada
Alimentation Couche-Tard, Inc.	(3,955)	(159,519)	7.4
Canfor Corp.	(507)	(11,519)	0.5
CCL Industries, Inc., Class B	(3,730)	(195,017)	9.0
Dollarama, Inc.	(3,760)	(194,012)	9.0
Dream Industrial Real Estate Investment Trust	(1,103)	(13,684)	0.6
Dye & Durham Ltd.	(28,227)	(816,288)	37.8
Empire Co. Ltd., Class A	(762)	(23,511)	1.1
iA Financial Corp., Inc.	(8,331)	(542,074)	25.1
Northland Power, Inc.	(785)	(22,732)	1.1

Security	Shares	Value	% of Basket Value

Canada (continued)
Nuvei Corp.	(1,337)	$(81,483)	3.8%
Power Corp. of Canada	(35,027)	(1,125,912)	52.1
Quebecor, Inc., Class B	(743)	(17,570)	0.8
RioCan Real Estate Investment Trust	(11,858)	(206,441)	9.5
SmartCentres Real Estate Investment Trust	(487)	(11,777)	0.5
Stelco Holdings, Inc.	(32,230)	(932,810)	43.2

		(4,354,349)

Denmark
AP Moller - Maersk A/S	(158)	(529,340)	24.5
Danske Bank A/S	(39,810)	(772,761)	35.7
Pandora A/S	(171)	(18,595)	0.9
Rockwool International A/S	(1,242)	(475,698)	22.0
Royal Unibrew A/S	(2,142)	(246,256)	11.4
Vestas Wind Systems A/S	(7,858)	(212,641)	9.8

		(2,255,291)

Finland
Fortum OYJ	(2,642)	(71,915)	3.3
Kojamo OYJ	(5,882)	(134,850)	6.3
Orion OYJ, Class B	(11,682)	(475,022)	22.0
QT Group OYJ	(1,450)	(168,324)	7.8
Stora Enso OYJ	(12,873)	(262,056)	12.1
UPM-Kymmene OYJ	(31,096)	(1,133,340)	52.4

		(2,245,507)

France
Accor SA	(3,583)	(131,680)	6.1
Aeroports de Paris	(4,122)	(559,359)	25.9
Air Liquide SA	(733)	(125,386)	5.8
Alstom SA	(27,597)	(894,687)	41.4
Cie Generale des Etablissements Michelin SCA	(3,312)	(554,176)	25.6
Dassault Aviation SA	(11,579)	(1,376,077)	63.7
EssilorLuxottica SA	(3,611)	(683,149)	31.6
Faurecia SE	(4,641)	(205,567)	9.5
Ipsen SA	(1,531)	(148,967)	6.9
Neoen SA	(2,088)	(74,250)	3.4
Orange SA	(2,833)	(33,281)	1.6
Rexel SA	(16,301)	(363,343)	16.8
Sanofi	(2,769)	(289,532)	13.4
SOITEC	(416)	(75,948)	3.5
Technip Energies NV	(844)	(12,914)	0.6
TOTAL SE	(9,322)	(530,118)	24.5
Vivendi SA	(2,331)	(30,549)	1.4

		(6,088,983)

Germany
AIXTRON SE	(7,302)	(151,830)	7.0
Auto1 Group SE	(1,494)	(26,064)	1.2
Bayerische Motoren Werke AG	(1,238)	(107,144)	5.0
Brenntag AG	(5,556)	(476,017)	22.0
Commerzbank Ag	(33,284)	(287,417)	13.3
CTS Eventim AG & Co. KGaA	(1,688)	(119,995)	5.6
Daimler AG	(660)	(52,664)	2.4
Delivery Hero SE	(7,233)	(558,315)	25.8
Deutsche Telekom AG	(715)	(13,499)	0.6
Evonik Industries AG	(4,699)	(153,299)	7.1
Flatex AG	(31,170)	(603,164)	27.9
HelloFresh SE	(270)	(17,977)	0.8
Henkel AG & Co. KGaA	(330)	(26,074)	1.2
Knorr-Bremse AG	(203)	(20,448)	1.0
Porsche Automobil Holding SE	(1,150)	(107,696)	5.0

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Germany (continued)
Puma SE	(1,913)	$(204,600)	9.5%
RWE AG	(9,328)	(393,476)	18.2
TAG Immobilien AG	(4,589)	(121,188)	5.6
United Internet AG	(9,783)	(383,656)	17.8
Vantage Towers AG	(11,889)	(387,739)	17.9
Vitesco Technologies Group AG, Class A	(504)	(24,951)	1.2
Volkswagen AG	(218)	(63,128)	2.9
Vonovia SE	(6,429)	(366,169)	16.9
Wacker Chemie AG	(431)	(62,900)	2.9
Zalando SE	(1,389)	(110,242)	5.1

		(4,839,652)

Hong Kong
Hongkong Land Holdings Ltd.	(221,800)	(1,201,250)	55.6
Sino Land Co. Ltd.	(12,000)	(15,548)	0.7

		(1,216,798)

Ireland
Bank of Ireland Group PLC	(29,735)	(200,410)	9.3
DCC PLC	(664)	(55,831)	2.6
Ryanair Holdings PLC	(21,886)	(406,502)	18.8
Smurfit Kappa Group PLC	(5,769)	(304,059)	14.0

		(966,802)

Isle of Man
GVC Holdings PLC	(21,650)	(468,708)	21.7

Israel
Ashtrom Group Ltd.	(11,511)	(322,476)	14.9
Mivne Real Estate KD Ltd.	(28,702)	(122,726)	5.7
Shapir Engineering and Industry Ltd.	(1,759)	(16,972)	0.8
Shikun & Binui Ltd.	(31,886)	(206,069)	9.5

		(668,243)

Italy
Azimut Holding SpA	(5,768)	(155,154)	7.2
DiaSorin SpA	(2,525)	(389,257)	18.0
Ferrari NV	(116)	(26,735)	1.2
FinecoBank Banca Fineco SpA	(16,907)	(284,245)	13.2
Infrastrutture Wireless Italiane SpA	(127,508)	(1,374,843)	63.6
Moncler SpA	(230)	(14,761)	0.7
Nexi SpA	(1,433)	(20,961)	1.0
Poste Italiane SpA	(1,154)	(15,490)	0.7
Prysmian SpA	(7,464)	(251,697)	11.6
Terna Rete Elettrica Nazionale SpA	(186,547)	(1,465,777)	67.8

		(3,998,920)

Japan
Aeon Co. Ltd.	(19,700)	(448,907)	20.8
Aeon Mall Co. Ltd.	(60,400)	(873,170)	40.4
Ain Holdings, Inc.	(6,600)	(339,245)	15.7
Ariake Japan Co. Ltd.	(2,100)	(111,363)	5.2
Bandai Namco Holdings, Inc.	(2,100)	(147,605)	6.8
Bank of Kyoto Ltd.	(4,600)	(214,464)	9.9
BayCurrent Consulting, Inc.	(100)	(37,952)	1.8
Bic Camera, Inc.	(3,400)	(29,698)	1.4
Central Japan Railway Co.	(9,600)	(1,259,622)	58.3
Concordia Financial Group Ltd.	(207,100)	(851,047)	39.4
Daiwa House REIT Investment Corp.	(337)	(1,003,912)	46.4
DeNA Co. Ltd.	(46,800)	(727,746)	33.7
Denka Co. Ltd.	(2,600)	(91,567)	4.2
Denso Corp.	(10,200)	(761,264)	35.2
DIC Corp.	(700)	(17,816)	0.8

Security	Shares	Value	% of Basket Value

Japan (continued)
Dowa Holdings Co. Ltd.	(400)	$(17,342)	0.8%
East Japan Railway Co.	(3,800)	(216,991)	10.0
ENEOS Holdings, Inc.	(36,400)	(144,968)	6.7
Fancl Corp.	(5,500)	(140,077)	6.5
Freee KK	(5,600)	(221,379)	10.2
Fujitsu General Ltd.	(2,000)	(40,586)	1.9
Fukuyama Transporting Co. Ltd.	(6,500)	(204,583)	9.5
GLP J-Reit	(156)	(251,099)	11.6
GMO internet, Inc.	(9,700)	(207,537)	9.6
GS Yuasa Corp.	(15,200)	(325,186)	15.0
GungHo Online Entertainment, Inc.	(52,900)	(1,110,865)	51.4
Hachijuni Bank Ltd.	(238,300)	(879,942)	40.7
Hankyu Hanshin Holdings, Inc.	(800)	(23,149)	1.1
Haseko Corp.	(38,200)	(485,047)	22.4
Heiwa Corp.	(1,000)	(15,992)	0.7
Hino Motors Ltd.	(29,900)	(259,903)	12.0
Hirogin Holdings, Inc.	(152,800)	(890,709)	41.2
Hitachi Transport System Ltd.	(3,800)	(174,222)	8.1
House Foods Group, Inc.	(7,200)	(185,021)	8.6
Ichigo, Inc.	(8,800)	(21,639)	1.0
Idemitsu Kosan Co. Ltd.	(4,800)	(122,984)	5.7
Industrial & Infrastructure Fund Investment Corp.	(282)	(471,715)	21.8
INFRONEER Holdings, Inc.	(232,412)	(2,141,639)	99.1
IR Japan Holdings Ltd.	(3,000)	(133,600)	6.2
Ito En Ltd.	(4,300)	(231,616)	10.7
Iwatani Corp.	(13,200)	(622,296)	28.8
Japan Airlines Co. Ltd.	(30,100)	(569,720)	26.4
Japan Airport Terminal Co. Ltd.	(11,600)	(502,609)	23.3
Japan Aviation Electronics Industry Ltd.	(3,900)	(62,330)	2.9
Japan Hotel REIT Investment Corp.	(1,472)	(717,616)	33.2
Japan Logistics Fund, Inc.	(43)	(119,189)	5.5
Japan Prime Realty Investment Corp.	(36)	(117,603)	5.4
Japan Real Estate Investment Corp.	(119)	(654,374)	30.3
Japan Retail Fund Investment Corp.	(1,476)	(1,243,844)	57.5
Japan Steel Works Ltd.	(17,800)	(591,752)	27.4
JCR Pharmaceuticals Co. Ltd.	(6,900)	(121,531)	5.6
JFE Holdings Inc.	(11,700)	(150,308)	7.0
Kadokawa Dwango	(52,800)	(1,096,347)	50.7
Kagome Co. Ltd.	(14,400)	(374,708)	17.3
Kansai Electric Power Co. Inc/The	(22,400)	(211,436)	9.8
Kawasaki Heavy Industries Ltd.	(19,300)	(374,006)	17.3
Kawasaki Kisen Kaisha Ltd.	(3,600)	(224,384)	10.4
Keihan Holdings Co. Ltd.	(1,300)	(30,146)	1.4
Keikyu Corp.	(31,000)	(317,279)	14.7
Keio Corp.	(2,500)	(112,451)	5.2
Kirin Holdings Co. Ltd.	(37,300)	(597,850)	27.7
Koei Tecmo Holdings Co. Ltd.	(21,400)	(774,180)	35.8
Konami Holdings Corp.	(4,500)	(242,594)	11.2
Kotobuki Spirits Co. Ltd.	(6,700)	(272,463)	12.6
Kubota Corp.	(2,700)	(57,341)	2.7
Kyushu Financial Group, Inc.	(7,100)	(27,433)	1.3
Kyushu Railway Co.	(11,500)	(240,241)	11.1
LaSalle Logiport REIT	(55)	(87,982)	4.1
Lasertec Corp.	(300)	(67,301)	3.1
Lintec Corp.	(5,100)	(118,462)	5.5
Mabuchi Motor Co. Ltd.	(4,700)	(147,978)	6.8
Marubeni Corp.	(1,600)	(16,464)	0.8
Marui Group Co. Ltd.	(6,000)	(115,763)	5.4
Matsui Securities Co. Ltd.	(32,800)	(229,387)	10.6
Matsumotokiyoshi Holdings Co. Ltd.	(8,500)	(290,938)	13.5
McDonald’s Holdings Co. Japan Ltd.	(4,500)	(196,517)	9.1

11

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
Medipal Holdings Corp.	(7,500)	$(134,963)	6.2%
MINEBEA MITSUMI, Inc.	(50,700)	(1,240,659)	57.4
Mitsubishi Corp.	(1,800)	(61,114)	2.8
Mitsui Fudosan Logistics Park, Inc.	(52)	(255,752)	11.8
Mitsui High-Tec, Inc.	(8,400)	(621,687)	28.8
Mori Hills REIT Investment Corp.	(455)	(557,482)	25.8
NEC Networks & System Integration Corp.	(3,100)	(44,734)	2.1
NHK Spring Co. Ltd.	(1,700)	(13,324)	0.6
Nihon Unisys Ltd.	(2,300)	(60,508)	2.8
Nippon Accommodations Fund, Inc.	(18)	(97,289)	4.5
Nippon Building Fund, Inc.	(167)	(967,120)	44.7
Nippon Electric Glass Co. Ltd.	(36,100)	(901,789)	41.7
Nippon Kayaku Co. Ltd.	(91,600)	(910,734)	42.1
Nippon Steel Corp.	(8,100)	(132,391)	6.1
Nishi-Nippon Railroad Co. Ltd.	(50,000)	(1,118,331)	51.7
NOF Corp.	(300)	(13,582)	0.6
Nomura Holdings, Inc.	(87,900)	(388,302)	18.0
Nomura Real Estate Master Fund, Inc.	(237)	(328,822)	15.2
Odakyu Electric Railway Co. Ltd.	(1,100)	(19,438)	0.9
Ono Pharmaceutical Co. Ltd.	(600)	(14,458)	0.7
Open House Co. Ltd.	(3,800)	(196,738)	9.1
Orient Corp.	(904,800)	(967,025)	44.7
ORIX Corp.	(42,800)	(882,841)	40.8
Orix JREIT, Inc.	(360)	(516,620)	23.9
Osaka Gas Co. Ltd.	(6,600)	(112,242)	5.2
Rengo Co. Ltd.	(36,800)	(274,607)	12.7
RENOVA, Inc.	(3,000)	(42,649)	2.0
Sankyo Co. Ltd.	(6,700)	(172,510)	8.0
Sansan, Inc.	(30,400)	(337,001)	15.6
Seven & i Holdings Co. Ltd.	(3,100)	(157,662)	7.3
Sharp Corp.	(21,700)	(241,220)	11.2
SHIFT, Inc.	(700)	(116,306)	5.4
Shikoku Electric Power Co., Inc.	(21,000)	(145,980)	6.8
Shinsei Bank Ltd.	(3,800)	(70,457)	3.3
Shionogi & Co. Ltd.	(19,500)	(1,111,357)	51.4
Ship Healthcare Holdings, Inc.	(12,600)	(282,805)	13.1
Shiseido Co. Ltd.	(7,800)	(393,463)	18.2
Shizuoka Bank Ltd.	(7,800)	(61,288)	2.8
Shochiku Co. Ltd.	(1,700)	(175,998)	8.1
Showa Denko KK	(32,500)	(675,148)	31.2
Sohgo Security Services Co. Ltd.	(400)	(14,507)	0.7
Sompo Holdings, Inc.	(600)	(28,076)	1.3
Sumitomo Bakelite Co. Ltd.	(2,200)	(106,018)	4.9
Sumitomo Electric Industries Ltd.	(25,000)	(331,462)	15.3
Taiyo Nippon Sanso Corp.	(1,000)	(19,859)	0.9
TechnoPro Holdings Inc.	(5,800)	(148,376)	6.9
THK Co. Ltd.	(7,600)	(189,899)	8.8
Toda Corp.	(2,400)	(15,504)	0.7
Tokai Carbon Co. Ltd.	(187,900)	(1,948,838)	90.2
Tokuyama Corp.	(800)	(12,734)	0.6
Tokyo Electric Power Co. Holdings, Inc.	(203,200)	(541,376)	25.0
Tokyo Tatemono Co. Ltd.	(3,900)	(58,135)	2.7
Tokyu Corp.	(82,500)	(1,096,246)	50.7
Tokyu Fudosan Holdings Corp.	(87,600)	(479,889)	22.2
Toyota Boshoku Corp.	(8,100)	(143,576)	6.6
Toyota Motor Corp.	(10,100)	(199,608)	9.2
TV Asahi Holdings Corp.	(1,100)	(14,307)	0.7
Ulvac, Inc.	(7,600)	(386,700)	17.9

Security	Shares	Value	% of Basket Value

Japan (continued)
Zensho Holdings Co. Ltd.	(700)	$(16,727)	0.8%
Zeon Corp.	(5,200)	(60,341)	2.8

		(48,158,566)

Luxembourg
APERAM SA	(1,028)	(57,927)	2.7
ArcelorMittal	(2,038)	(60,537)	2.8
Aroundtown SA	(22,879)	(141,313)	6.5
Grand City Properties SA	(37,350)	(824,305)	38.1
Tenaris SA	(65,124)	(794,963)	36.8

		(1,879,045)

Mexico
Fresnillo PLC	(35,756)	(303,025)	14.0

Netherlands
Aegon NV	(91,085)	(513,855)	23.8
Alfen Beheer BV	(5,470)	(407,908)	18.9
Argenx SE	(816)	(218,355)	10.1
BE Semiconductor Industries NV	(1,781)	(149,334)	6.9
Euronext NV	(982)	(94,677)	4.4
Iveco Group NV	(14,235)	(151,447)	7.0
Just Eat Takeaway.com NV	(4,532)	(223,794)	10.4
Koninklijke DSM NV	(1,124)	(210,705)	9.7
NN Group NV	(728)	(40,740)	1.9
Prosus NV	(4,957)	(412,402)	19.1
SBM Offshore NV	(9,755)	(154,386)	7.1
Shop Apotheke Europe NV	(3,707)	(481,954)	22.3
Signify NV	(2,505)	(132,687)	6.1
Universal Music Group NV	(7,679)	(189,588)	8.8

		(3,381,832)

New Zealand
Fletcher Building Ltd.	(4,004)	(17,029)	0.8

Norway
Aker ASA	(1,935)	(165,528)	7.7
DNB Bank ASA	(1,897)	(45,149)	2.1
Kahoot! ASA	(66,847)	(268,388)	12.4
Salmar Asa	(7,951)	(542,125)	25.1
Scatec ASA	(9,805)	(144,820)	6.7
Yara International ASA	(986)	(50,629)	2.3

		(1,216,639)

Russia
Evraz PLC	(17,983)	(122,170)	5.7

Singapore
Kenon Holdings Ltd.	(3,969)	(223,133)	10.3
Wilmar International Ltd.	(171,100)	(544,300)	25.2

		(767,433)

Spain
Acerinox SA	(1,007)	(12,832)	0.6
Aena SME SA	(2,278)	(368,085)	17.0
Amadeus IT Group SA	(15,351)	(1,055,538)	48.8
CaixaBank SA	(222,964)	(717,360)	33.2
Corp. ACCIONA Energias Renovables SA	(3,568)	(108,589)	5.0
EDP Renovaveis SA	(42,656)	(896,691)	41.5
Mapfre SA	(385,303)	(836,798)	38.7
Naturgy Energy Group SA	(28,019)	(887,146)	41.1
Repsol SA	(36,124)	(459,049)	21.2

S C H E D U L E O F I N V E S T M E N T S	12

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Spain (continued)
Siemens Gamesa Renewable Energy SA	(3,436)	$(74,348)	3.5%
Solaria Energia y Medio Ambiente SA	(44,025)	(769,324)	35.6

		(6,185,760)

Sweden
Avanza Bank Holding AB	(1,222)	(38,662)	1.8
Beijer Ref AB	(833)	(14,539)	0.7
Industrivarden AB	(1,359)	(42,961)	2.0
Investor AB	(2,068)	(47,045)	2.2
Kinnevik AB, Class B	(16,540)	(494,358)	22.9
Sinch AB	(115,670)	(1,189,195)	55.0
Skandinaviska Enskilda Banken AB, Class A	(123,086)	(1,591,113)	73.6
SKF AB	(7,946)	(174,193)	8.1
Stillfront Group AB	(76,629)	(372,980)	17.2
Sweco AB	(5,005)	(70,358)	3.2
Swedbank AB, A Shares	(11,275)	(220,744)	10.2
Telia Co. AB	(4,803)	(18,931)	0.9
Volvo AB	(856)	(19,117)	0.9
Volvo AB	(27,973)	(639,853)	29.6

		(4,934,049)

Switzerland
Alcon, Inc.	(594)	(45,802)	2.1
Bachem Holding AG	(588)	(350,749)	16.2
Barry Callebaut AG	(53)	(121,668)	5.6
BKW AG	(631)	(75,276)	3.5
Flughafen Zurich AG	(1,189)	(219,985)	10.2
Helvetia Holding AG	(3,958)	(497,665)	23.0
IWG PLC	(1,122)	(4,321)	0.2
Medmix AG	(772)	(33,404)	1.5
Novartis AG	(5,645)	(490,491)	22.7
Roche Holding AG	(159)	(61,533)	2.9
Roche Holding AG	(298)	(122,715)	5.7
Swatch Group AG	(12,416)	(696,973)	32.3
Swisscom AG	(400)	(228,630)	10.6
Swissquote Group Holding SA	(188)	(31,982)	1.5
UBS Group AG	(31,862)	(591,026)	27.3
Zur Rose Group AG	(1,486)	(363,766)	16.8

		(3,935,986)

United Kingdom
3i Group PLC	(126,626)	(2,358,257)	109.1
AstraZeneca PLC	(1,587)	(184,612)	8.5
Avast PLC	(1,826)	(15,059)	0.7
AVEVA Group PLC	(6,075)	(241,067)	11.1
BAE Systems PLC	(161,042)	(1,260,275)	58.3
Berkeley Group Holdings PLC	(14,755)	(842,068)	39.0
boohoo Group PLC	(112,405)	(163,044)	7.5
BT Group PLC	(55,981)	(148,275)	6.9
CNH Industrial NV	(32,005)	(487,823)	22.6
Compass Group PLC	(3,152)	(71,637)	3.3
Darktrace PLC	(2,281)	(12,637)	0.6
DS Smith PLC	(37,956)	(193,839)	9.0
Games Workshop Group PLC	(3,132)	(335,806)	15.5
GlaxoSmithKline PLC	(9,106)	(203,209)	9.4
Imperial Brands PLC	(3,507)	(82,611)	3.8
JD Sports Fashion PLC	(23,257)	(59,635)	2.8
JET2 PLC	(9,903)	(176,368)	8.2
Land Securities Group PLC	(146,795)	(1,576,643)	72.9
London Stock Exchange Group PLC	(5,876)	(575,339)	26.6
National Grid PLC	(21,015)	(307,511)	14.2
Ocado Group PLC	(16,848)	(343,288)	15.9

Security	Shares	Value	% of Basket Value

United Kingdom (continued)
Pearson PLC	(9,941)	$(83,002)	3.8%
Royal Mail PLC	(42,099)	(251,569)	11.6
Sage Group PLC	(15,381)	(150,303)	7.0
Severn Trent PLC	(12,544)	(487,012)	22.5
SSP Group PLC	(11,402)	(42,304)	2.0
Tate & Lyle PLC	(4,955)	(47,396)	2.2
Tesco PLC	(77,890)	(312,859)	14.5
UNITE Group PLC	(27,132)	(379,610)	17.6
WH Smith PLC	(13,995)	(313,984)	14.5
Wise PLC, Class A	(95,317)	(779,803)	36.1

		(12,486,845)

United States
Beam Therapeutics, Inc.	(974)	(67,411)	3.1
Chesapeake Energy Corp.	(4,880)	(332,670)	15.4
Chewy, Inc., Class A	(322)	(15,330)	0.7
DISH Network Corp., Class A	(1,129)	(35,451)	1.6
Dutch Bros, Inc., Class A	(281)	(14,654)	0.7
Endeavor Group Holdings, Inc., Class A	(20,917)	(656,166)	30.4
Enphase Energy, Inc.	(681)	(95,660)	4.4
Fastly, Inc., Class A	(25,355)	(726,674)	33.6
Fisker, Inc.	(39,892)	(471,125)	21.8
Fox Factory Holding Corp.	(692)	(92,084)	4.3
Lyft, Inc.	(2,057)	(79,236)	3.7
MicroStrategy, Inc., Class A	(65)	(23,921)	1.1
Nikola Corp.	(547)	(4,392)	0.2
Novavax, Inc.	(118)	(11,057)	0.5
Post Holdings, Inc.	(3,160)	(334,391)	15.5
Rocket Cos., Inc., Class A	(8,503)	(107,478)	5.0
Ryman Hospitality Properties, Inc.	(2,330)	(205,972)	9.5
Scientific Games Corp., Class A	(4,308)	(248,572)	11.5
Silvergate Capital Corp., Class A	(1,880)	(202,551)	9.4
Warby Parker, Inc., Class A	(14,849)	(551,937)	25.5
WeWork, Inc., Class A	(39,331)	(292,229)	13.5

		(4,568,961)

Rights

Spain
Telefonica SA	(272,963)	(45,140)	2.1

Total Reference Entity — Short		(116,745,767)

Net Value of Reference Entity — Bank of America N.A.		$(2,161,397)

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Bank of America N.A. as of period end, termination date February 15, 2023:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Australia
AUB Group Ltd.	2,122	$35,043	4.5%
Aussie Broadband Ltd.	19,879	59,756	7.7
Australian Ethical Investment Ltd.	38,367	253,042	32.4
Aventus Group	2,878	6,593	0.8
Charter Hall Education Trust	7,515	20,404	2.6
Charter Hall Long Wale REIT	89,643	306,647	39.3

13

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Australia (continued)
Dexus Industria REIT	5,727	$12,669	1.6%
Dicker Data Ltd.	4,051	36,696	4.7
GWA Group Ltd.	80,762	144,832	18.6
Imdex Ltd.	122,844	256,996	32.9
Inghams Group Ltd.	92,859	216,182	27.7
Johns Lyng Group Ltd.	73,685	403,196	51.6
Jumbo Interactive Ltd.	1,289	16,395	2.1
Kogan.com Ltd.	13,652	60,287	7.7
Lifestyle Communities Ltd.	5,174	62,016	7.9
Monadelphous Group Ltd.	29,395	187,249	24.0
Objective Corp. Ltd.	8,957	101,944	13.1
Pendal Group Ltd.	9,588	32,929	4.2
Pinnacle Investment Management Group Ltd.	97,644	788,150	100.9
St Barbara Ltd.	179,746	157,494	20.2
Waypoint REIT	34,022	65,350	8.4

		3,223,870

Austria
IMMOFINANZ AG	306	7,938	1.0
Oesterreichische Post AG	10,076	422,929	54.2
Palfinger AG	1,673	57,172	7.3
Porr Ag	2,257	31,847	4.1
S&T AG	15,496	284,595	36.4

		804,481

Belgium
Bekaert SA	2,223	103,496	13.3
Shurgard Self Storage SA	2,385	137,479	17.6
VGP NV	392	111,079	14.2

		352,054

Canada
Aecon Group Inc.	4,162	56,840	7.3
Altius Minerals Corp.	15,528	215,485	27.6
Baytex Energy Corp.	66,271	246,076	31.5
Birchcliff Energy Ltd.	1,285	6,338	0.8
Canadian Western Bank	8,300	252,235	32.3
Cascades, Inc.	1,178	11,788	1.5
Cineplex Inc.	4,972	50,731	6.5
Cogeco Communications Inc.	411	33,736	4.3
Crombie Real Estate Investment Trust	734	9,995	1.3
CT Real Estate Investment Trust	18,487	246,513	31.6
Eldorado Gold Corp.	19,527	170,975	21.9
Enerflex Ltd.	1,203	6,814	0.9
Enghouse Systems Ltd.	2,263	79,721	10.2
Evertz Technologies Ltd.	7,733	78,720	10.1
Freehold Royalties Ltd.	2,901	30,011	3.8
InterRent Real Estate Investment Trust	1,974	24,754	3.2
Kelt Exploration Ltd.	26,312	114,674	14.7
Killam Apartment Real Estate Investment Trust	20,893	359,462	46.0
Mullen Group Ltd.	9,463	87,398	11.2
Novagold Resources Inc.	59,296	390,906	50.1
PrairieSky Royalty Ltd.	16,749	215,564	27.6
Richelieu Hardware Ltd.	1,758	69,122	8.8
Rogers Sugar Inc.	1,825	8,600	1.1
Sandstorm Gold Ltd.	31,521	189,203	24.2
Seabridge Gold Inc.	5,004	80,267	10.3
Silvercorp Metals Inc.	13,917	45,874	5.9
Slate Grocery REIT	3,431	40,433	5.2
Tamarack Valley Energy Ltd.	8,399	32,575	4.2

Security	Shares	Value	% of Basket Value

Canada (continued)
TransAlta Corp.	25,007	$271,287	34.7%
Village Farms International, Inc.	28,984	150,504	19.3

		3,576,601

Denmark
ALK-Abello A/S	576	243,227	31.2
Nilfisk Holding A/S	5,875	206,685	26.5
Per Aarsleff Holding AS	3,751	169,014	21.6

		618,926

Finland
Cargotec Oyj	3,348	167,156	21.4
Harvia OYJ	217	11,469	1.5
Musti Group OYJ	3,621	108,219	13.9
Rovio Entertainment Oyj	5,605	44,173	5.6
Talenom OYJ	344	3,908	0.5
Tokmanni Group Corp.	8,652	181,037	23.2
Uponor OYJ	6,137	136,174	17.4
YIT OYJ	79,707	395,962	50.7

		1,048,098

France
Alten SA	1,344	219,215	28.1
Chargeurs SA	641	16,145	2.1
Coface SA	6,432	85,095	10.9
Esker SA	663	179,292	23.0
ID Logistics Group	427	155,041	19.9
Korian SA	4,222	92,559	11.8
Manitou BF SA	1,973	73,368	9.4
Neopost SA	99	2,023	0.3
SMCP SA	11,882	97,735	12.5
Societe BIC SA	4,777	271,998	34.8
Television Francaise 1	788	7,532	1.0
Vicat SA	1,139	47,200	6.0
Vilmorin & Cie SA	77	4,343	0.5
Virbac SA	116	46,666	6.0

		1,298,212

Germany
Adesso SE	1,061	219,072	28.1
Bank of Georgia Group PLC	12,631	249,375	31.9
Capital Stage AG	7,794	122,782	15.7
Datagroup SE	179	17,407	2.2
Deutsche Beteiligungs AG	1,060	43,989	5.6
Eckert & Ziegler Strahlen- und Medizintechnik AG	1,340	116,812	15.0
ElringKlinger AG	8,348	99,321	12.7
Kloeckner & Co. SE	1,615	18,240	2.3
Krones AG	1,875	186,206	23.9
MorphoSys AG	5,398	172,862	22.1
Nagarro SE	198	34,423	4.4
Pfeiffer Vacuum Technology AG	138	27,175	3.5
SAF-Holland SE	404	5,094	0.7
Schaeffler AG	36,511	271,404	34.8
SMA Solar Technology AG	8,819	314,115	40.2
Steico SE	818	90,928	11.7
Suedzucker AG	3,505	49,073	6.3

		2,038,278

Gibraltar
888 Holdings PLC	66,110	228,199	29.2

Hong Kong
Cowell e Holdings, Inc.	5,000	5,697	0.7

S C H E D U L E O F I N V E S T M E N T S	14

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Hong Kong (continued)
EC Healthcare	89,000	$102,346	13.1%
Health & Happiness H&H International Holdings Ltd.	173,500	291,056	37.3
Luk Fook Holdings International Ltd.	16,000	42,172	5.4
SA Sa International Holdings Ltd.	604,000	115,922	14.9

		557,193

Ireland
Cimpress PLC	1,289	86,647	11.1
Uniphar PLC	18,479	81,380	10.4

		168,027

Israel
Cognyte Software Ltd.	3,910	42,424	5.4
Taboola.com Ltd.	14,561	88,094	11.3

		130,518

Italy
Biesse SpA	2,248	58,324	7.5
Brunello Cucinelli SpA	1,549	89,955	11.5
Datalogic SpA	5,488	85,736	11.0
El.En. SpA	1,605	25,907	3.3
MFE-MediaForEurope NV, Class B	4,667	5,955	0.8
OVS SpA	40,626	112,877	14.4
Pharmanutra SpA	719	53,312	6.8
Sanlorenzo SpA/Ameglia	1,082	46,914	6.0
Sesa SpA	46	8,320	1.1
Tinexta SpA	9,300	330,368	42.3
Webuild SpA	151,679	317,723	40.7
Wiit SpA	787	27,801	3.6

		1,163,192

Japan
77 Bank Ltd.	15,600	206,458	26.4
Adastria Co. Ltd.	55,100	825,561	105.7
Ai Holdings Corp.	10,500	162,729	20.8
Aichi Steel Corp.	14,700	330,733	42.4
Anicom Holdings Inc.	35,400	224,784	28.8
AOKI Holdings Inc.	57,000	290,990	37.3
Arcland Service Holdings Co. Ltd.	6,300	119,574	15.3
ARTERIA Networks Corp.	3,600	42,655	5.5
Avex Group Holdings Inc.	15,000	168,140	21.5
Axial Retailing, Inc.	2,500	71,152	9.1
Belc Co. Ltd.	3,000	140,864	18.0
Bell System24 Holdings, Inc.	18,800	232,177	29.7
Belluna Co. Ltd.	22,500	142,375	18.2
Bengo4.com Inc.	5,900	248,102	31.8
Broadleaf Co. Ltd.	2,000	6,105	0.8
Canon Electronics Inc.	18,300	258,804	33.1
CI Takiron Corp.	21,500	103,164	13.2
Comture Corp.	11,300	275,712	35.3
Cybozu, Inc.	15,100	187,315	24.0
Daiho Corp.	700	22,330	2.9
Daiken Corp.	8,000	147,541	18.9
Daiseki Co. Ltd.	12,100	484,732	62.1
Dexerials Corp.	9,200	252,979	32.4
Digital Arts, Inc.	1,000	58,918	7.5
Dip Corp.	1,200	37,991	4.9
Direct Marketing MiX, Inc.	13,700	168,796	21.6
Doshisha Co. Ltd.	20,100	266,174	34.1
Elan Corp.	17,800	156,568	20.1
en-japan, Inc.	26,200	631,476	80.9

Security	Shares	Value	% of Basket Value

Japan (continued)
FCC Co. Ltd.	32,000	$411,496	52.7%
Fuji Co. Ltd/Ehime	22,000	363,278	46.5
Fujicco Co. Ltd.	1,400	23,577	3.0
Fujimi, Inc.	2,800	169,527	21.7
Fukui Computer Holdings Inc.	2,300	59,975	7.7
Funai Soken Holdings Inc.	12,600	261,130	33.4
Fuso Chemical Co. Ltd.	1,400	54,774	7.0
Giken Ltd.	4,300	146,757	18.8
Goldcrest Co. Ltd.	3,500	54,872	7.0
Halows Co. Ltd.	1,900	45,655	5.8
Hamakyorex Co. Ltd.	300	7,454	1.0
Harmonic Drive Systems, Inc.	1,000	39,553	5.1
Heiwado Co. Ltd.	11,700	197,125	25.2
IBJ Leasing Co. Ltd.	1,400	39,102	5.0
Infocom Corp.	13,000	207,161	26.5
Itochu Enex Co. Ltd.	11,300	98,715	12.6
Jafco Co. Ltd.	25,200	402,388	51.5
Japan Elevator Service Holdings Co. Ltd.	8,000	115,249	14.8
Japan Lifeline Co. Ltd.	56,200	491,993	63.0
Japan Wool Textile Co. Ltd.	22,600	172,971	22.2
Kanamoto Co. Ltd.	15,900	309,168	39.6
Katitas Co. Ltd.	3,900	118,954	15.2
Komeri Co. Ltd.	3,700	86,267	11.0
Konoike Transport Co. Ltd.	24,700	253,049	32.4
Kumagai Gumi Co. Ltd.	5,700	145,291	18.6
Kura Sushi, Inc.	18,900	568,580	72.8
Kyokuto Kaihatsu Kogyo Co. Ltd.	14,900	189,805	24.3
Kyoritsu Maintenance Co. Ltd.	1,200	42,928	5.5
Life Corp.	8,700	233,778	29.9
Link And Motivation Inc.	6,600	26,125	3.3
LITALICO, Inc.	7,900	197,156	25.3
M&A Capital Partners Co. Ltd.	1,600	68,902	8.8
Maeda Kosen Co. Ltd.	11,100	331,465	42.5
Mandom Corp.	3,800	45,565	5.8
Maruzen Showa Unyu Co. Ltd.	2,500	69,396	8.9
Maxell Ltd.	6,600	70,790	9.1
Medical Data Vision Co. Ltd.	3,600	31,868	4.1
Megachips Corp.	1,000	36,455	4.7
Megmilk Snow Brand Co. Ltd.	1,600	28,500	3.6
Midac Holdings Co. Ltd.	7,200	168,902	21.6
Milbon Co. Ltd.	400	18,886	2.4
Mitsubishi Pencil Co. Ltd.	3,700	38,611	4.9
Mitsui DM Sugar Holdings Co. Ltd.	7,900	135,931	17.4
Mixi, Inc.	3,400	62,942	8.1
Monogatari Corp.	3,500	190,205	24.4
Morita Holdings Corp.	16,600	183,973	23.6
Nakanishi, Inc.	2,800	49,648	6.4
Nippn Corp.	17,700	259,651	33.3
Nippon Paper Industries Co. Ltd.	80,400	814,674	104.3
NIPPON REIT Investment Corp.	6	20,217	2.6
Nippon Suisan Kaisha Ltd.	42,800	200,534	25.7
Nissan Shatai Co. Ltd.	41,100	247,029	31.6
Nitto Boseki Co. Ltd.	900	21,478	2.8
Nitto Kogyo Corp.	28,300	380,712	48.8
Obara Group Inc.	13,800	399,952	51.2
Oiles Corp.	4,600	64,410	8.2
Oki Electric Industry Co. Ltd.	96,600	738,934	94.6
Optim Corp.	7,000	59,345	7.6
Osaka Organic Chemical Industry Ltd.	8,100	222,988	28.6
Pack Corp. (The)	3,800	88,967	11.4
Plaid, Inc.	3,800	41,078	5.3

15

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
Prestige International Inc.	15,400	$97,884	12.5%
Raksul Inc.	900	29,376	3.8
Rorze Corp.	100	9,449	1.2
Round One Corp.	22,500	274,514	35.2
Sakai Moving Service Co. Ltd.	7,400	283,092	36.3
SAMTY Co. Ltd.	31,600	573,942	73.5
Sanken Electric Co. Ltd.	1,000	43,597	5.6
Sanrio Co. Ltd.	5,300	102,794	13.2
Sato Holdings Corp.	2,200	38,799	5.0
Seria Co. Ltd.	6,200	156,024	20.0
Shizuoka Gas Co. Ltd.	1,500	13,095	1.7
Shoei Co. Ltd.	8,200	315,737	40.4
Sodick Co. Ltd.	18,600	129,726	16.6
Sosei Group Corp.	5,600	74,701	9.6
S-Pool Inc.	43,900	400,237	51.3
Strike Co. Ltd.	16,900	657,987	84.3
Sumitomo Densetsu Co. Ltd.	3,800	69,267	8.9
Sumitomo Mitsui Construction Co. Ltd.	58,600	221,427	28.4
Systena Corp.	48,200	148,403	19.0
Taikisha Ltd.	1,400	35,010	4.5
Takamatsu Construction Group Co. Ltd.	19,200	332,688	42.6
Takuma Co. Ltd.	33,500	428,415	54.9
Toa Corp/Tokyo	4,200	88,844	11.4
Toho Holdings Co. Ltd.	9,000	140,724	18.0
Tokai Corp/Gifu	1,600	25,140	3.2
Token Corp.	100	8,055	1.0
Tokyotokeiba Co. Ltd.	3,000	109,975	14.1
Topcon Corp.	500	6,786	0.9
Tosei Corp.	12,600	115,361	14.8
TPR Co. Ltd.	28,700	363,658	46.6
Tri Chemical Laboratories Inc.	2,000	54,117	6.9
Trusco Nakayama Corp.	1,600	34,051	4.4
Tsukishima Kikai Co. Ltd.	1,400	13,339	1.7
UACJ Corp.	5,400	124,306	15.9
United Arrows Ltd.	2,300	37,150	4.8
UT Group Co. Ltd.	1,200	34,386	4.4
Uzabase Inc.	24,300	229,753	29.4
Wacoal Holdings Corp.	1,000	18,345	2.3
Wacom Co. Ltd.	4,400	31,961	4.1
Wakita & Co. Ltd.	4,700	41,470	5.3
West Holdings Corp.	1,400	42,065	5.4
YA-MAN Ltd.	7,900	62,645	8.0
Yokogawa Bridge Holdings Corp.	4,900	91,533	11.7
Yuasa Trading Co. Ltd.	7,900	199,924	25.6
Yurtec Corp.	38,500	229,535	29.4
Zojirushi Corp.	6,800	85,471	10.9
Zuken Inc.	7,100	183,661	23.5

		23,699,179

Jersey
Breedon Group PLC	36,202	41,628	5.3
Centamin PLC	70,933	85,484	11.0

		127,112

Luxembourg
Millicom International Cellular SA	10,036	267,899	34.3
SES SA	8,144	62,660	8.0

		330,559

Security	Shares	Value	% of Basket Value

Netherlands
Arcadis NV	8,896	$389,423	49.8%
Basic-Fit NV	2,713	129,430	16.6
Brunel International NV	2,462	30,253	3.9

		549,106

New Zealand
Summerset Group Holdings Ltd.	2,669	21,513	2.8

Norway
Aker Carbon Capture ASA	10,907	24,350	3.1
Borregaard ASA	13,061	307,197	39.4
Elkem ASA	2,847	10,385	1.3
Kongsberg Gruppen ASA	2,042	61,885	7.9
MPC Container Ships	58,272	197,847	25.3
Selvaag Bolig ASA	13,392	78,820	10.1
Sparebank 1 Oestlandet	20	332	0.1

		680,816

Singapore
AEM Holdings Ltd.	61,300	206,088	26.4
Raffles Medical Group Ltd.	34,800	32,973	4.2
Sheng Siong Group Ltd.	34,100	37,683	4.8

		276,744

South Korea
MagnaChip Semiconductor Corp.	1,168	20,779	2.7

Spain
Ence Energia y Celulosa SA	44,480	119,336	15.3
Indra Sistemas SA	788	8,029	1.0
Laboratorios Farmaceuticos Rovi SA	981	72,078	9.2
Melia Hotels International SA	39,745	301,195	38.6
Viscofan SA	1,761	106,734	13.7

		607,372

Sweden
AcadeMedia AB	14,094	81,821	10.5
AddTech AB	35,114	649,569	83.2
Arjo AB, B Shares	26,520	265,039	33.9
Attendo AB	3,391	11,951	1.5
Betsson AB, Class B	7,834	43,833	5.6
Biotage AB	12,437	253,948	32.5
Bonava AB	8,578	74,237	9.5
Cellavision AB	88	2,872	0.4
Cloetta AB	61,352	162,371	20.8
Dios Fastigheter AB	6,650	74,029	9.5
Fingerprint Cards AB, Class B	76,177	152,466	19.5
GARO AB	1,619	30,238	3.9
HMS Networks AB	176	9,192	1.2
Instalco AB	1,430	10,395	1.3
New Wave Group AB	4,693	71,415	9.2
Scandic Hotels Group AB	137,816	581,457	74.5
Sdiptech AB, Class B	362	15,005	1.9
SkiStar AB	4,125	63,516	8.1
SSAB AB, B Shares	15,308	79,702	10.2
Tobii AB	18,487	64,439	8.3
Troax Group AB	799	27,991	3.6
Vitrolife AB	2,437	100,215	12.8

		2,825,701

Switzerland
Belimo Holding AG	199	109,892	14.1

S C H E D U L E O F I N V E S T M E N T S	16

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Switzerland (continued)
Comet Holding AG	1,049	$334,648	42.9%
Daetwyler Holding AG	258	101,305	13.0
Gurit Holding AG	143	222,434	28.5
Inficon Holding AG	52	63,516	8.1
Interroll Holding AG	17	71,954	9.2
Kardex AG	38	10,548	1.3
Medartis Holding AG	394	54,148	6.9
Rieter Holding AG	35	7,075	0.9
Sensirion Holding AG	2,443	299,530	38.4
u-Blox Holding AG	5,180	369,372	47.3
Ypsomed Holding AG	187	34,954	4.5
Zehnder Group AG	687	62,882	8.0

		1,742,258

Ukraine
Network International Holdings PLC	91,810	324,369	41.5

United Kingdom
AG Barr PLC	3,077	20,484	2.6
Ascential PLC	1,336	6,382	0.8
Avon Rubber PLC	1,420	21,676	2.8
Big Yellow Group PLC	6,792	136,470	17.5
Brewin Dolphin Holdings PLC	37,211	165,220	21.2
Craneware PLC	6,871	175,575	22.5
CVS Group PLC	14,611	387,504	49.6
Diploma PLC	8,508	319,331	40.9
dotdigital group PLC	76,216	151,594	19.4
Fevertree Drinks PLC	3,632	104,190	13.3
GB Group PLC	23,144	206,647	26.5
Genus PLC	4,274	220,620	28.3
Hammerson PLC	19,434	10,245	1.3
Hill & Smith Holdings PLC	3,305	66,916	8.6
Hotel Chocolat Group Ltd.	4,319	27,707	3.6
Hunting PLC	69,507	201,917	25.9
Impax Asset Management Group PLC	4,232	62,606	8.0
IntegraFin Holdings PLC	1,643	10,966	1.4
Judges Scientific PLC	1,489	152,595	19.5
Kainos Group PLC	4,936	101,475	13.0
Luceco PLC	49,332	199,440	25.5
Moneysupermarket.com Group plc	9,994	25,540	3.3
Moonpig Group PLC	8,104	34,433	4.4
Morgan Advanced Materials PLC	53,505	230,268	29.5
Myovant Sciences Ltd.	5,049	65,940	8.4
Pets at Home Group PLC	37,041	212,716	27.2
Polypipe Group PLC	1,096	8,497	1.1
PZ Cussons PLC	17,368	45,313	5.8
Restaurant Group PLC	475,713	609,936	78.1
RWS Holdings PLC	4,110	27,859	3.6
SIG PLC	218,770	121,279	15.5
SThree PLC	59,366	376,954	48.3
Trainline PLC	128,332	386,610	49.5
Virgin Money UK PLC	4,010	10,380	1.3
Volution Group PLC	3,881	26,296	3.4

		4,931,581

United States
1-800-Flowers.com, Inc., Class A	5,007	85,269	10.9
1Life Healthcare, Inc.	3,381	37,732	4.8
2U, Inc.	10,296	166,177	21.3
A10 Networks, Inc.	6,672	98,746	12.6
ACADIA Pharmaceuticals, Inc.	6,472	145,555	18.6
ACCO Brands Corp.	49,407	402,173	51.5

Security	Shares	Value	% of Basket Value

United States (continued)
ACI Worldwide, Inc.	5,851	$201,099	25.8%
ACM Research, Inc., Class A	642	51,135	6.5
Adaptive Biotechnologies Corp.	2,711	47,280	6.1
Advantage Solutions, Inc.	4,790	34,871	4.5
Alarm.com Holdings, Inc.	1,955	145,784	18.7
Alignment Healthcare, Inc.	7,103	53,983	6.9
Allogene Therapeutics, Inc.	8,226	94,188	12.1
Allovir, Inc.	6,202	50,608	6.5
Altair Engineering, Inc., Class A	331	20,827	2.7
Alto Ingredients, Inc.	3,237	16,768	2.1
ALX Oncology Holdings, Inc.	3,946	63,136	8.1
AMC Networks, Inc., Class A	3,217	137,141	17.6
American Woodmark Corp.	1,146	68,680	8.8
America’s Car-Mart, Inc.	3,841	364,588	46.7
Amphastar Pharmaceuticals, Inc.	2,066	47,704	6.1
Annexon, Inc.	4,581	34,358	4.4
Antares Pharma, Inc.	28,681	96,655	12.4
Apartment Investment and Management Co., Class A	54,963	386,390	49.5
Applied Molecular Transport, Inc.	3,656	34,440	4.4
Arbor Realty Trust, Inc.	14,310	250,568	32.1
Ares Management Corp., Class A	2,583	205,917	26.4
Armada Hoffler Properties, Inc.	2,466	34,598	4.4
Arvinas, Inc.	94	6,720	0.9
Asbury Automotive Group, Inc.	76	12,234	1.6
Assured Guaranty Ltd.	9,709	517,393	66.3
Astec Industries, Inc.	4,145	262,337	33.6
Big Lots, Inc.	1,203	50,418	6.5
BJ’s Restaurants, Inc.	10,067	302,916	38.8
Brigham Minerals, Inc., Class A	4,052	87,685	11.2
BTRS Holdings, Inc., Class A	11,675	74,720	9.6
BWX Technologies, Inc.	5,968	265,636	34.0
C3.AI, Inc., Class A	2,238	58,949	7.5
Calix, Inc.	154	7,743	1.0
Camden National Corp.	845	41,963	5.4
Cannae Holdings, Inc.	1,099	32,827	4.2
Capital City Bank Group, Inc.	2,266	62,678	8.0
Cardiovascular Systems, Inc.	29,791	523,428	67.0
CarParts.com, Inc.	6,796	62,523	8.0
Carpenter Technology Corp.	282	8,099	1.0
Casella Waste Systems, Inc., Class A	2,416	183,568	23.5
Central Garden & Pet Co., Class A	9,774	423,507	54.2
Century Communities, Inc.	5,592	368,233	47.2
Cerence, Inc.	2,666	169,264	21.7
CEVA, Inc.	137	5,161	0.7
Chefs’ Warehouse, Inc.	623	18,590	2.4
Cinemark Holdings, Inc.	2,447	36,950	4.7
Citi Trends, Inc.	5,378	262,016	33.6
Clean Energy Fuels Corp.	15,958	96,865	12.4
Clear Secure, Inc., Class A	2,555	63,083	8.1
Clearway Energy, Inc., Class A	4,338	133,827	17.1
CNX Resources Corp.	3,696	54,812	7.0
Cogent Communications Holdings, Inc.	1,485	94,461	12.1
Coherus Biosciences, Inc.	6,193	76,545	9.8
Cohu, Inc.	182	6,002	0.8
Comfort Systems USA, Inc.	1,707	153,254	19.6
CommScope Holding Co., Inc.	2,238	21,015	2.7
Computer Programs & Systems, Inc.	206	5,834	0.7
Cowen, Inc., Class A	2,200	69,696	8.9
Cutera, Inc.	15,361	559,294	71.6
Cytokinetics, Inc.	300	9,957	1.3

17

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Deciphera Pharmaceuticals, Inc.	10,340	$87,166	11.2%
Delek US Holdings, Inc.	1,769	27,455	3.5
Donnelley Financial Solutions, Inc.	359	13,362	1.7
Dril-Quip, Inc.	7,990	202,067	25.9
Duckhorn Portfolio, Inc.	11,491	229,360	29.4
Ducommun, Inc.	926	40,513	5.2
Dyne Therapeutics, Inc.	12,921	95,874	12.3
EchoStar Corp., Class A	9,896	234,436	30.0
Ecovyst, Inc.	23,005	235,341	30.1
Enova International, Inc.	14,522	584,946	74.9
Enterprise Financial Services Corp.	353	17,488	2.2
Essent Group Ltd.	3,652	166,677	21.3
Essential Properties Realty Trust, Inc.	6,834	181,443	23.2
Everbridge, Inc.	4,157	212,506	27.2
Everi Holdings, Inc.	841	16,627	2.1
EW Scripps Co., Class A	20,799	426,379	54.6
Exponent, Inc.	293	27,829	3.6
FB Financial Corp.	151	6,723	0.9
Federal Agricultural Mortgage Corp., Class C	143	17,417	2.2
FibroGen, Inc.	2,049	30,919	4.0
Financial Institutions, Inc.	2	64	0.0
First Bancshares, Inc.	5,952	214,689	27.5
First Busey Corp.	7,793	217,269	27.8
First Financial Corp.	5,078	227,951	29.2
First Foundation, Inc.	14,334	374,834	48.0
First Interstate Bancsystem, Inc., Class A	869	31,936	4.1
First Merchants Corp.	1,579	66,997	8.6
First of Long Island Corp.	2,151	47,128	6.0
Fluor Corp.	4,923	103,580	13.3
Flushing Financial Corp.	1,922	45,378	5.8
Focus Financial Partners, Inc., Class A	787	39,633	5.1
Forrester Research, Inc.	6,823	375,401	48.1
FRP Holdings, Inc.	1,215	68,623	8.8
German American Bancorp, Inc.	147	5,821	0.7
G-III Apparel Group Ltd.	2,119	57,573	7.4
Gladstone Land Corp.	7,995	243,688	31.2
Global Blood Therapeutics, Inc.	238	6,866	0.9
GoPro, Inc., Class A	19,529	173,027	22.2
Granite Point Mortgage Trust, Inc.	664	8,034	1.0
Green Brick Partners, Inc.	8,409	199,125	25.5
Griffon Corp.	10,845	242,820	31.1
Grocery Outlet Holding Corp.	596	15,126	1.9
Haemonetics Corp.	1,103	53,330	6.8
Hanover Insurance Group, Inc.	314	43,319	5.5
Harmonic, Inc.	3,441	37,025	4.7
Harmony Biosciences Holdings, Inc.	3,346	119,988	15.4
Haverty Furniture Cos., Inc.	12,648	373,369	47.8
Hawaiian Holdings, Inc.	12,318	210,638	27.0
Hayward Holdings, Inc.	520	10,239	1.3
Heartland Financial USA, Inc.	1,496	77,837	10.0
Hecla Mining Co.	28,178	139,763	17.9
Hemisphere Media Group, Inc.	8,395	54,484	7.0
Heritage Commerce Corp.	4,107	51,173	6.6
Hess Midstream LP, Class A	3,298	96,829	12.4
Holley, Inc.	605	7,163	0.9
Hovnanian Enterprises, Inc., Class A	783	75,857	9.7
Hub Group, Inc., Class A	335	25,366	3.2
Hydrofarm Holdings Group, Inc.	321	6,295	0.8
Ideaya Biosciences, Inc.	3,814	63,198	8.1
IDT Corp., Class B	145	5,442	0.7
ImmunoGen, Inc.	1,220	6,893	0.9
Impinj, Inc.	1,962	155,763	19.9

Security	Shares	Value	% of Basket Value

United States (continued)
Independent Bank Corp.	6,178	$151,237	19.4%
Ingevity Corp.	6,627	436,786	55.9
Inogen, Inc.	1,743	51,819	6.6
Insperity, Inc.	1,459	156,886	20.1
Integer Holdings Corp.	2,012	157,761	20.2
Intercept Pharmaceuticals, Inc.	8,635	141,528	18.1
International Money Express, Inc.	1,484	23,759	3.0
International Seaways, Inc.	4,595	67,041	8.6
iRobot Corp.	8,339	546,371	70.0
iStar, Inc.	2,456	52,730	6.8
Joint Corp.	743	40,152	5.1
Kadant, Inc.	255	53,290	6.8
Karyopharm Therapeutics, Inc.	7,337	65,299	8.4
Kearny Financial Corp.	2,024	26,191	3.4
Kelly Services, Inc., Class A	6,669	113,907	14.6
Kemper Corp.	766	45,945	5.9
Kinsale Capital Group, Inc.	75	15,024	1.9
KnowBe4, Inc., Class A	17,039	407,573	52.2
Kratos Defense & Security Solutions, Inc.	17,258	289,244	37.0
Kronos Bio, Inc.	1,628	14,815	1.9
Kura Oncology, Inc.	12,849	181,042	23.2
Kymera Therapeutics, Inc.	719	30,198	3.9
La-Z-Boy, Inc.	2,760	101,320	13.0
LendingClub Corp.	1,467	27,521	3.5
Liberty Latin America Ltd., Class A	1,675	18,325	2.3
Lindsay Corp.	753	95,066	12.2
Lions Gate Entertainment Corp., Class A	22,863	358,492	45.9
LivePerson, Inc.	4,690	140,090	17.9
LiveRamp Holdings, Inc.	326	14,556	1.9
Luther Burbank Corp.	10,106	129,660	16.6
M/I Homes, Inc.	8,521	451,528	57.8
Malibu Boats, Inc., Class A	7,637	501,445	64.2
Marcus Corp.	10,610	178,778	22.9
MarineMax, Inc.	274	12,894	1.6
Marten Transport Ltd.	4,393	73,319	9.4
MDC Holdings, Inc.	4,532	229,727	29.4
Media Gen, Inc.	3,231	—	0.0
Merchants Bancorp	765	22,314	2.9
Merit Medical Systems, Inc.	1,006	55,783	7.1
Meritor, Inc.	13,698	315,739	40.4
MFA Financial, Inc.	8,539	39,536	5.1
MGP Ingredients, Inc.	92	6,961	0.9
Midland States Bancorp, Inc.	6,785	195,883	25.1
Mitek Systems, Inc.	964	15,781	2.0
Model N, Inc.	11,441	316,458	40.5
Modine Manufacturing Co.	15,181	138,906	17.8
Monro, Inc.	387	19,246	2.5
Montrose Environmental Group, Inc.	2,619	119,872	15.4
Mr Cooper Group, Inc.	3,910	156,986	20.1
MRC Global, Inc.	18,590	137,752	17.6
N-Able, Inc.	1,020	11,383	1.5
Nabors Industries Ltd.	1,508	156,093	20.0
National Beverage Corp.	291	12,999	1.7
National Instruments Corp.	3,466	142,869	18.3
Natus Medical, Inc.	406	9,354	1.2
Nevro Corp.	5,605	368,248	47.2
NexPoint Residential Trust, Inc.	4,496	356,533	45.7
NextGen Healthcare, Inc.	11,698	225,888	28.9
NGM Biopharmaceuticals, Inc.	13,430	212,328	27.2
Nkarta, Inc.	2,770	27,451	3.5
NMI Holdings, Inc., Class A	3,720	92,033	11.8
Northern Oil and Gas, Inc.	4,931	115,977	14.9

S C H E D U L E O F I N V E S T M E N T S	18

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United States (continued)
NV5 Global, Inc.	2,287	$239,197	30.6%
Olema Pharmaceuticals, Inc.	9,732	62,577	8.0
Ollie’s Bargain Outlet Holdings, Inc.	508	24,354	3.1
Olo, Inc., Class A	4,126	72,411	9.3
Oportun Financial Corp.	5,472	98,551	12.6
Otter Tail Corp.	996	63,146	8.1
Outfront Media, Inc.	2,042	50,723	6.5
Overstock.com, Inc.	735	35,236	4.5
Palomar Holdings, Inc.	1,099	57,972	7.4
Par Pacific Holdings, Inc.	6,265	88,336	11.3
Passage Bio, Inc.	25,134	126,424	16.2
PBF Energy, Inc., Class A	18,428	291,900	37.4
Personalis, Inc.	12,870	146,589	18.8
PetIQ, Inc.	7,141	145,962	18.7
PetMed Express, Inc.	1,407	36,343	4.7
Phathom Pharmaceuticals, Inc.	2,503	42,050	5.4
Phibro Animal Health Corp., Class A	3,497	67,492	8.6
Ping Identity Holding Corp.	11,590	229,366	29.4
Plains GP Holdings LP, Class A	7,139	82,313	10.5
Plymouth Industrial REIT, Inc.	7,734	222,352	28.5
PMV Pharmaceuticals, Inc.	2,358	37,869	4.8
Poshmark, Inc., Class A	12,312	194,653	24.9
PRA Group, Inc.	1,836	85,374	10.9
Premier Financial Corp.	18,820	561,777	71.9
Prestige Consumer Healthcare, Inc.	3,878	218,913	28.0
Privia Health Group, Inc.	7,689	163,622	21.0
ProPetro Holding Corp.	8,383	88,105	11.3
QCR Holdings, Inc.	723	41,240	5.3
Quaker Chemical Corp.	1,674	350,151	44.8
Radius Health, Inc.	235	1,781	0.2
Ranpak Holdings Corp.	2,014	54,096	6.9
Redwood Trust, Inc.	29,255	360,714	46.2
Replimune Group, Inc.	1,982	39,303	5.0
Revolution Medicines, Inc.	2,755	59,288	7.6
Rhythm Pharmaceuticals, Inc.	4,760	35,272	4.5
Rite Aid Corp.	19,540	207,319	26.6
Rocket Pharmaceuticals, Inc.	17,029	283,363	36.3
Rush Enterprises, Inc., Class B	5,072	257,353	33.0
Ryan Specialty Group Holdings, Inc.	11,558	432,385	55.4
Sana Biotechnology, Inc.	1,629	14,270	1.8
Scholar Rock Holding Corp.	339	6,038	0.8
Select Medical Holdings Corp.	18,204	422,879	54.2
Sensient Technologies Corp.	136	11,525	1.5
Signify Health, Inc., Class A	7,793	103,881	13.3
Simulations Plus, Inc.	168	7,143	0.9
SITE Centers Corp.	673	9,967	1.3
Sonic Automotive, Inc., Class A	1,094	55,805	7.1
SPS Commerce, Inc.	5,368	664,827	85.1
Stitch Fix, Inc., Class A	13,171	216,400	27.7
Stoke Therapeutics, Inc.	105	1,990	0.3
Summit Hotel Properties, Inc.	717	6,754	0.9
Sunnova Energy International, Inc.	2,507	49,288	6.3
Super Micro Computer, Inc.	4,753	192,592	24.7
Surgery Partners, Inc.	2,704	115,380	14.8
Sutro Biopharma, Inc.	356	3,802	0.5
Sylvamo Corp.	388	11,559	1.5
Tactile Systems Technology, Inc.	8,018	126,444	16.2
Targa Resources Corp.	3,029	178,953	22.9
Taylor Morrison Home Corp.	1,882	57,759	7.4
TechTarget, Inc.	581	48,188	6.2
TEGNA, Inc.	979	18,953	2.4

Security	Shares	Value	% of Basket Value

United States (continued)
Texas Capital Bancshares, Inc.	3,300	$206,910	26.5%
TG Therapeutics, Inc.	1,291	14,937	1.9
Tivity Health, Inc.	4,685	119,186	15.3
TowneBank	9,835	308,622	39.5
TPG RE Finance Trust, Inc.	804	10,146	1.3
Tri Pointe Homes, Inc.	6,548	155,908	20.0
Trico Bancshares	10,266	446,263	57.2
Trinity Industries, Inc.	7,709	221,480	28.4
Triumph Bancorp, Inc.	69	6,036	0.8
U.S. Physical Therapy, Inc.	211	20,418	2.6
United Fire Group, Inc.	3,792	94,572	12.1
United States Cellular Corp.	8,861	271,324	34.7
Upland Software, Inc.	937	18,365	2.4
Urban Outfitters, Inc.	769	22,086	2.8
Valmont Industries, Inc.	1,475	320,414	41.0
Vanda Pharmaceuticals, Inc.	823	12,477	1.6
Vectrus, Inc.	1,074	49,415	6.3
Veeco Instruments, Inc.	1,132	31,119	4.0
Vericel Corp.	203	7,223	0.9
Vertex Inc., Class A	8,873	128,747	16.5
Viad Corp.	743	27,989	3.6
Victory Capital Holdings Inc., Class A	33,345	1,089,381	139.5
Vishay Precision Group, Inc.	126	4,036	0.5
Vital Farms, Inc.	373	6,166	0.8
Walker & Dunlop, Inc.	92	12,182	1.6
WD-40 Co.	180	40,007	5.1
Werner Enterprises, Inc.	821	36,608	4.7
WesBanco, Inc.	673	23,885	3.1
WideOpenWest, Inc.	3,076	57,244	7.3
Willdan Group, Inc.	1,132	35,613	4.6
Winnebago Industries, Inc.	202	13,033	1.7
XPEL Inc.	1,087	67,785	8.7
Yext, Inc.	18,202	147,436	18.9
Y-mAbs Therapeutics, Inc.	4,666	46,147	5.9
ZipRecruiter, Inc., Class A	6,334	137,384	17.6
Zuora, Inc., Class A	11,056	183,861	23.5

		36,849,001

Total Reference Entity — Long		88,193,739

Reference Entity — Short

Common Stocks

Australia
OceanaGold Corp.	(122,131)	(188,315)	(24.1)
SolGold PLC	(391,957)	(140,794)	(18.1)

		(329,109)

Austria
CA Immobilien Anlagen AG	(43,300)	(1,573,679)	(201.6)
FACC AG	(2,776)	(24,140)	(3.1)
S IMMO AG	(254)	(6,510)	(0.8)
Semperit AG Holding	(13,412)	(406,828)	(52.1)

		(2,011,157)

Belgium
Econocom Group SA	(1,230)	(4,919)	(0.6)
Gimv NV	(2,270)	(138,376)	(17.7)
Ontex Group NV	(80,207)	(587,359)	(75.2)
Retail Estates NV	(1,251)	(100,755)	(12.9)
Xior Student Housing NV	(1,091)	(59,630)	(7.7)

		(891,039)

19

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Canada
Absolute Software Corp.	(3,590)	$(28,948)	(3.7)%
AirBoss of America Corp.	(250)	(7,867)	(1.0)
ATS Automation Tooling Systems, Inc.	(17,887)	(730,311)	(93.5)
Boyd Group Services, Inc.	(1,083)	(163,751)	(21.0)
Capstone Mining Corp.	(98,685)	(420,002)	(53.8)
Cogeco, Inc.	(119)	(7,671)	(1.0)
Converge Technology Solutions Corp.	(1,439)	(11,287)	(1.4)
ECN Capital Corp.	(6,838)	(28,726)	(3.7)
Enthusiast Gaming Holdings, Inc.	(48,808)	(114,038)	(14.6)
Exchange Income Corp.	(192)	(6,404)	(0.8)
Extendicare, Inc.	(118,797)	(678,493)	(86.9)
HLS Therapeutics, Inc.	(27,694)	(321,788)	(41.2)
Hut 8 Mining Corp.	(59,777)	(353,635)	(45.3)
Intertape Polymer Group, Inc.	(4,778)	(96,413)	(12.3)
Labrador Iron Ore Royalty Corp.	(4,129)	(127,169)	(16.3)
Largo, Inc.	(5,958)	(49,777)	(6.4)
Lassonde Industries, Inc., Class A	(2,923)	(351,822)	(45.0)
Maple Leaf Foods, Inc.	(10,528)	(256,088)	(32.8)
MDA Ltd.	(6,745)	(49,879)	(6.4)
Meta Materials, Inc.	(10,575)	(17,660)	(2.3)
MTY Food Group, Inc.	(16,717)	(747,508)	(95.7)
North West Co., Inc.	(17,381)	(479,254)	(61.4)
Orla Mining Ltd.	(2,066)	(6,794)	(0.9)
Premium Brands Holdings Corp.	(2,231)	(210,577)	(27.0)
Sienna Senior Living, Inc.	(6,988)	(81,251)	(10.4)
Sleep Country Canada Holdings, Inc.	(11,931)	(336,488)	(43.1)
Superior Plus Corp.	(57,985)	(589,361)	(75.5)
Timbercreek Financial Corp.	(31,025)	(232,599)	(29.8)
Winpak Ltd.	(13,744)	(407,622)	(52.2)

		(6,913,183)

Chile
Aclara Resources, Inc.	(1)	(1)	(0.0)

Denmark
D/S Norden A/S	(3,885)	(88,429)	(11.3)
Dfds A/S	(6,701)	(327,118)	(41.9)
NKT A/S	(3,562)	(149,959)	(19.2)
Ringkjoebing Landbobank A/S	(15,313)	(2,015,796)	(258.2)
Scandinavian Tobacco Group A/S	(12,421)	(267,762)	(34.3)
Zealand Pharma A/S	(6,902)	(134,461)	(17.2)

		(2,983,525)

Finland
Aktia Bank OYJ	(11,503)	(149,231)	(19.1)
Kamux Corp.	(2,359)	(30,197)	(3.8)
Metsa Board Oyj, Class B	(11,612)	(125,184)	(16.0)
Remedy Entertainment OYJ	(310)	(12,278)	(1.6)
Sanoma OYJ	(31,108)	(469,855)	(60.2)
TietoEVRY OYJ	(12,566)	(373,921)	(47.9)

		(1,160,666)

France
Aramis Group SAS	(9,244)	(129,277)	(16.6)
Casino Guichard Perrachon SA	(1,135)	(25,105)	(3.2)
Derichebourg SA	(11,533)	(145,037)	(18.6)
Fnac Darty SA	(476)	(28,252)	(3.6)
Gaztransport Et Technigaz SA	(2,074)	(190,272)	(24.4)
Maisons du Monde SA	(11,143)	(254,422)	(32.6)
Mercialys SA	(13,522)	(149,898)	(19.2)

Security	Shares	Value	% of Basket Value

France (continued)
Trigano SA	(1,047)	$(198,367)	(25.4)%
Vallourec SA	(6,448)	(57,358)	(7.3)

		(1,177,988)

Germany
Aareal Bank AG	(189)	(6,088)	(0.8)
About You Holding SE	(1,925)	(37,414)	(4.8)
BayWa AG	(246)	(10,336)	(1.3)
CECONOMY AG	(60,920)	(271,104)	(34.7)
Hamborner REIT AG	(4,254)	(46,796)	(6.0)
Home24 SE	(14,811)	(166,545)	(21.3)
Hornbach Holding AG & Co. KGaA	(1,826)	(279,741)	(35.8)
Indus Holding AG	(1,593)	(61,125)	(7.8)
Jungheinrich AG	(228)	(9,750)	(1.3)
MBB SE	(27)	(3,980)	(0.5)
New Work SE	(55)	(12,131)	(1.6)
Norma Group SE	(612)	(22,226)	(2.9)
PNE AG	(311)	(2,931)	(0.4)
SGL Carbon SE	(9,324)	(65,085)	(8.3)
Takkt AG	(3,652)	(61,828)	(7.9)
Westwing Group AG	(10,351)	(248,518)	(31.8)
Zeal Network SE	(1,283)	(54,701)	(7.0)

		(1,360,299)

Hong Kong
Hongkong & Shanghai Hotels Ltd.	(40,500)	(39,087)	(5.0)
Prosperity REIT	(223,000)	(86,691)	(11.1)
SUNeVision Holdings Ltd.	(1,000)	(879)	(0.1)
Sunlight Real Estate Investment Trust	(233,000)	(126,704)	(16.2)

		(253,361)

Ireland
Cairn Homes PLC	(106,601)	(149,222)	(19.1)
COSMO Pharmaceuticals NV	(1,263)	(78,302)	(10.0)
Glenveagh Properties PLC	(66,523)	(91,314)	(11.7)

		(318,838)

Israel
Altshuler Shaham Provident Funds & Pension Ltd.	(1,099)	(5,723)	(0.7)
Cellcom Israel Ltd.	(41,537)	(244,882)	(31.4)
Doral Group Renewable Energy Resources Ltd.	(104,434)	(426,132)	(54.6)
Gilat Satellite Networks Ltd.	(2,669)	(20,637)	(2.7)
Nano Dimension Ltd.	(114,916)	(421,742)	(54.0)
Naphtha Israel Petroleum Corp. Ltd.	(30,684)	(245,472)	(31.4)
Perion Network Ltd.	(8,037)	(159,027)	(20.4)
Plus500 Ltd.	(26,156)	(519,355)	(66.5)
Riskified Ltd.	(17,716)	(123,481)	(15.8)
Tower Semiconductor Ltd.	(7,956)	(274,376)	(35.1)

		(2,440,827)

Italy
Banca Popolare di Sondrio SCPA	(89,676)	(377,198)	(48.3)
Credito Emiliano SpA	(73,839)	(509,327)	(65.2)
Digital Bros SpA	(1,337)	(42,502)	(5.5)
doValue SpA	(48,283)	(418,659)	(53.6)
Enav SpA	(29,618)	(136,082)	(17.4)
Fila SpA	(2,179)	(22,379)	(2.9)
Freni Brembo SpA	(7,800)	(103,702)	(13.3)
Gruppo MutuiOnline SpA	(2,224)	(105,858)	(13.6)
GVS SpA	(35,421)	(396,619)	(50.8)
RAI Way SpA	(29,716)	(168,850)	(21.6)

		(2,281,176)

S C H E D U L E O F I N V E S T M E N T S	20

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Japan
ADEKA Corp.	(47,500)	$(1,030,605)	(132.0)%
Aeon Hokkaido Corp.	(32,600)	(303,809)	(38.9)
Airtrip Corp.	(12,200)	(303,643)	(38.9)
Alpen Co. Ltd.	(16,100)	(280,021)	(35.9)
Alpha Systems, Inc.	(1,200)	(37,877)	(4.9)
Atom Corp.	(17,400)	(116,151)	(14.9)
Awa Bank Ltd.	(16,700)	(328,802)	(42.1)
BML, Inc.	(42,400)	(1,288,686)	(165.0)
Bunka Shutter Co. Ltd.	(700)	(6,402)	(0.8)
Bushiroad, Inc.	(11,800)	(142,981)	(18.3)
CellSource Co. Ltd.	(800)	(26,922)	(3.4)
Citizen Watch Co. Ltd.	(6,100)	(26,111)	(3.3)
COLOPL, Inc.	(57,600)	(317,171)	(40.6)
Daiichi Jitsugyo Co. Ltd.	(11,600)	(423,085)	(54.2)
Daishi Hokuetsu Financial Group, Inc.	(28,000)	(649,248)	(83.2)
Daiwabo Holdings Co. Ltd.	(7,500)	(107,232)	(13.7)
Demae-Can Co. Ltd.	(19,800)	(128,887)	(16.5)
Duskin Co. Ltd.	(6,100)	(146,593)	(18.8)
EM Systems Co. Ltd.	(39,400)	(222,703)	(28.5)
eRex Co. Ltd.	(12,700)	(167,844)	(21.5)
ESPEC Corp.	(4,300)	(76,388)	(9.8)
Ferrotec Holdings Corp.	(500)	(12,477)	(1.6)
Frontier Real Estate Investment Corp.	(138)	(582,331)	(74.6)
Fujikura Ltd.	(33,300)	(180,059)	(23.1)
Fujitec Co. Ltd.	(20,300)	(482,825)	(61.8)
Fukushima Galilei Co. Ltd.	(6,100)	(224,004)	(28.7)
GLOBERIDE, Inc.	(18,900)	(454,914)	(58.3)
GMO Financial Gate, Inc.	(600)	(78,800)	(10.1)
GNI Group Ltd.	(3,500)	(31,948)	(4.1)
Hankyu Hanshin REIT, Inc.	(260)	(336,748)	(43.1)
Heiwa Real Estate Co. Ltd.	(1,500)	(51,240)	(6.6)
Heiwa Real Estate REIT, Inc.	(3)	(3,690)	(0.5)
Hiday Hidaka Corp.	(500)	(7,230)	(0.9)
Hirata Corp.	(3,800)	(191,560)	(24.5)
Hokkoku Financial Holdings, Inc.	(700)	(17,883)	(2.3)
Hokuetsu Corp.	(108,300)	(718,371)	(92.0)
Hokuhoku Financial Group, Inc.	(11,400)	(89,833)	(11.5)
Hokuriku Electric Power Co.	(22,000)	(108,564)	(13.9)
Hosiden Corp.	(600)	(5,987)	(0.8)
Hosokawa Micron Corp.	(2,900)	(73,700)	(9.4)
Hyakugo Bank Ltd.	(150,500)	(464,565)	(59.5)
Idec Corp.	(3,900)	(83,080)	(10.6)
Iino Kaiun Kaisha Ltd.	(11,600)	(54,444)	(7.0)
Itochu-Shokuhin Co. Ltd.	(2,800)	(118,630)	(15.2)
Jaccs Co. Ltd.	(25,900)	(700,815)	(89.8)
Japan Excellent, Inc.	(90)	(103,505)	(13.3)
Japan Securities Finance Co. Ltd.	(7,100)	(57,705)	(7.4)
Kaga Electronics Co. Ltd.	(400)	(10,363)	(1.3)
Kameda Seika Co. Ltd.	(14,000)	(508,562)	(65.1)
Kanematsu Electronics Ltd.	(2,300)	(75,876)	(9.7)
Kanto Denka Kogyo Co. Ltd.	(31,700)	(303,551)	(38.9)
Kappa Create Co. Ltd.	(4,100)	(48,123)	(6.2)
Katakura Industries Co. Ltd.	(9,100)	(180,768)	(23.2)
Keihanshin Building Co. Ltd.	(3,600)	(41,670)	(5.3)
Keiyo Bank Ltd.	(40,100)	(167,207)	(21.4)
Keiyo Co. Ltd.	(140,000)	(1,050,095)	(134.5)
KFC Holdings Japan Ltd.	(18,600)	(465,855)	(59.7)
Kintetsu World Express, Inc.	(13,700)	(340,836)	(43.7)
Kisoji Co. Ltd.	(19,800)	(378,022)	(48.4)
Ki-Star Real Estate Co. Ltd.	(3,500)	(214,169)	(27.4)
Kiyo Bank Ltd.	(37,500)	(468,952)	(60.1)
Koa Corp.	(6,800)	(86,549)	(11.1)

Security	Shares	Value	% of Basket Value

Japan (continued)
Kureha Corp.	(8,300)	$(619,643)	(79.4)%
KYB Corp.	(9,600)	(249,918)	(32.0)
KYORIN Holdings, Inc.	(32,200)	(511,504)	(65.5)
Leopalace21 Corp.	(213,200)	(312,891)	(40.1)
Maruwa Co. Ltd/Aichi	(3,200)	(421,030)	(53.9)
Matsuya Co. Ltd.	(77,500)	(481,377)	(61.7)
Matsuyafoods Holdings Co. Ltd.	(10,000)	(310,397)	(39.8)
MCJ Co. Ltd.	(9,100)	(78,125)	(10.0)
MedPeer, Inc.	(6,100)	(154,211)	(19.7)
Meidensha Corp.	(7,000)	(148,357)	(19.0)
Meiko Electronics Co. Ltd.	(1,600)	(55,252)	(7.1)
Meitec Corp.	(100)	(5,858)	(0.8)
Mie Kotsu Group Holdings, Inc.	(47,000)	(190,864)	(24.4)
Mitani Sekisan Co. Ltd.	(4,900)	(275,846)	(35.3)
Mitsuuroko Group Holdings Co. Ltd.	(2,100)	(18,929)	(2.4)
Modec, Inc.	(31,400)	(314,868)	(40.3)
Mori Trust Hotel Reit, Inc.	(31)	(31,876)	(4.1)
Mori Trust Sogo Reit, Inc.	(111)	(134,469)	(17.2)
Musashi Seimitsu Industry Co. Ltd.	(26,300)	(396,177)	(50.7)
Musashino Bank Ltd.	(9,900)	(159,182)	(20.4)
Nachi-Fujikoshi Corp.	(200)	(7,472)	(1.0)
Nanto Bank Ltd.	(6,300)	(106,545)	(13.6)
Nichiden Corp.	(8,300)	(158,887)	(20.3)
Nippon Carbon Co. Ltd.	(8,800)	(306,265)	(39.2)
Nippon Road Co. Ltd.	(1,500)	(109,282)	(14.0)
Nippon Sheet Glass Co. Ltd.	(46,100)	(202,664)	(26.0)
Nishimatsu Construction Co. Ltd.	(1,600)	(53,142)	(6.8)
Nissha Co. Ltd.	(7,600)	(96,758)	(12.4)
Nisshinbo Holdings, Inc.	(28,300)	(235,749)	(30.2)
Nissin Electric Co. Ltd.	(20,000)	(252,296)	(32.3)
Nitta Corp.	(300)	(7,351)	(0.9)
Nittoku Co. Ltd.	(14,500)	(383,593)	(49.1)
North Pacific Bank Ltd.	(33,200)	(72,547)	(9.3)
Ogaki Kyoritsu Bank Ltd.	(19,000)	(335,385)	(43.0)
Ohsho Food Service Corp.	(1,700)	(87,739)	(11.2)
Okinawa Financial Group, Inc.	(3,900)	(75,372)	(9.7)
Organo Corp.	(2,000)	(146,257)	(18.7)
Pasona Group, Inc.	(1,000)	(22,114)	(2.8)
Pilot Corp.	(8,500)	(302,747)	(38.8)
Piolax, Inc.	(5,600)	(85,033)	(10.9)
Plenus Co. Ltd.	(6,000)	(102,492)	(13.1)
Pressance Corp.	(27,700)	(506,177)	(64.8)
Qol Holdings Co. Ltd.	(29,200)	(340,157)	(43.6)
Riken Keiki Co. Ltd.	(6,400)	(306,199)	(39.2)
Riken Vitamin Co. Ltd.	(500)	(7,395)	(0.9)
Ringer Hut Co. Ltd.	(4,000)	(76,651)	(9.8)
Riso Kagaku Corp.	(7,400)	(132,725)	(17.0)
Roland Corp.	(1,400)	(53,404)	(6.8)
RS Technologies Co. Ltd.	(5,100)	(258,737)	(33.1)
Saibu Gas Co. Ltd.	(18,800)	(358,165)	(45.9)
San-Ai Oil Co. Ltd.	(25,900)	(211,079)	(27.0)
SanBio Co. Ltd.	(24,100)	(228,515)	(29.3)
San-In Godo Bank Ltd.	(12,800)	(72,092)	(9.2)
Seiren Co. Ltd.	(12,000)	(226,880)	(29.1)
Septeni Holdings Co. Ltd.	(35,100)	(128,550)	(16.5)
Shiga Bank Ltd.	(7,900)	(153,920)	(19.7)
hima Seiki Manufacturing Ltd.	(14,700)	(222,367)	(28.5)
Star Micronics Co. Ltd.	(1,100)	(13,950)	(1.8)
Starts Proceed Investment Corp.	(81)	(151,831)	(19.4)
Suruga Bank Ltd.	(72,000)	(310,563)	(39.8)
Tadano Ltd.	(58,700)	(513,430)	(65.8)
Taiyo Holdings Co. Ltd.	(5,000)	(147,513)	(18.9)

21

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
Takasago International Corp.	(7,200)	$(176,543)	(22.6)%
Takasago Thermal Engineering Co. Ltd.	(1,700)	(28,422)	(3.6)
Takeuchi Manufacturing Co. Ltd.	(600)	(14,997)	(1.9)
Taki Chemical Co. Ltd.	(2,300)	(105,566)	(13.5)
Tama Home Co. Ltd.	(4,700)	(95,766)	(12.3)
Tamron Co. Ltd.	(4,200)	(91,553)	(11.7)
TechMatrix Corp.	(8,300)	(118,171)	(15.1)
Tenma Corp.	(4,500)	(98,246)	(12.6)
TOC Co. Ltd.	(3,600)	(22,413)	(2.9)
Tocalo Co. Ltd.	(8,400)	(102,077)	(13.1)
Toei Co. Ltd.	(4,500)	(668,061)	(85.6)
Tokyu REIT, Inc.	(97)	(156,729)	(20.1)
TOMONY Holdings, Inc.	(116,700)	(330,930)	(42.4)
Tomy Co. Ltd.	(62,200)	(607,235)	(77.8)
Torii Pharmaceutical Co. Ltd.	(2,400)	(59,681)	(7.6)
Toshiba Machine Co. Ltd.	(3,300)	(95,024)	(12.2)
Toyo Tanso Co. Ltd.	(12,200)	(313,694)	(40.2)
Transcosmos, Inc.	(6,400)	(163,112)	(20.9)
TRE Holdings Corp.	(1,700)	(21,455)	(2.7)
Tsubaki Nakashima Co. Ltd.	(4,900)	(60,717)	(7.8)
Tsugami Corp.	(31,100)	(360,988)	(46.2)
Uchida Yoko Co. Ltd.	(1,700)	(67,311)	(8.6)
VT Holdings Co. Ltd.	(26,200)	(101,723)	(13.0)
WealthNavi, Inc.	(5,900)	(84,549)	(10.8)
YAMABIKO Corp.	(1,400)	(12,768)	(1.6)
Yodogawa Steel Works Ltd.	(3,100)	(66,045)	(8.5)
Yokowo Co. Ltd.	(31,300)	(719,014)	(92.1)
Yonex Co. Ltd.	(17,000)	(106,074)	(13.6)
Yoshinoya Holdings Co. Ltd.	(11,200)	(231,439)	(29.6)

		(33,227,734)

Luxembourg
B&S Group Sarl	(1,358)	(10,975)	(1.4)
Befesa SA	(5,871)	(414,476)	(53.1)

		(425,451)

Malta
Kindred Group PLC	(15,615)	(181,406)	(23.2)

Netherlands
AMG Advanced Metallurgical Group NV	(4,183)	(143,960)	(18.5)
Boskalis Westminster	(13,105)	(371,001)	(47.5)
CM.com NV	(437)	(11,906)	(1.5)
Flow Traders	(6,794)	(263,507)	(33.8)
Intertrust NV	(5,182)	(112,649)	(14.4)
NSI NV	(2,579)	(106,943)	(13.7)
SIF Holding NV	(672)	(8,075)	(1.0)
Van Lanschot Kempen NV	(906)	(22,823)	(2.9)
Vastned Retail NV	(563)	(15,760)	(2.0)

		(1,056,624)

New Zealand
Synlait Milk Ltd.	(84,534)	(175,846)	(22.5)

Norway
Aker BioMarine ASA	(440)	(2,372)	(0.3)
Aker Horizons Holding ASA	(32,536)	(73,094)	(9.4)
Bonheur ASA	(5,331)	(186,641)	(23.9)
Europris ASA	(8,033)	(60,000)	(7.7)
FREYR Battery SA	(819)	(7,437)	(0.9)
Hexagon Purus Holding	(7,484)	(14,648)	(1.9)
Pexip Holding ASA	(4,410)	(16,969)	(2.2)
Quantafuel ASA	(50,048)	(117,136)	(15.0)

Security	Shares	Value	% of Basket Value

Norway (continued)
Sbanken ASA	(43,464)	$(459,368)	(58.8)%
SpareBank 1 SR-Bank ASA	(13,006)	(194,341)	(24.9)
Storebrand ASA	(15,282)	(162,927)	(20.9)
Wallenius Wilhelmsen ASA	(10,051)	(54,289)	(6.9)

		(1,349,222)

Peru
Hochschild Mining PLC	(153,856)	(215,598)	(27.6)

Portugal
NOS SGPS SA	(125,304)	(493,268)	(63.2)
REN - Redes Energeticas Nacionais SGPS SA	(59,147)	(168,640)	(21.6)

		(661,908)

S.Georgia/S.San
Burford Capital Ltd.	(82,206)	(746,825)	(95.6)

Singapore
BW Energy Ltd.	(13,031)	(33,793)	(4.3)
OUE Ltd.	(10,500)	(10,282)	(1.3)
Yanlord Land Group Ltd.	(1,600)	(1,368)	(0.2)

		(45,443)

South Africa
Investec PLC	(27,658)	(157,902)	(20.2)
Mediclinic International PLC	(10,371)	(44,737)	(5.8)

		(202,639)

Spain
Applus Services SA	(9,104)	(79,982)	(10.2)
CIE Automotive SA	(322)	(9,353)	(1.2)
Construcciones y Auxiliar de Ferrocarriles SA	(7,883)	(311,977)	(40.0)
Corp. Financiera Alba SA	(1,097)	(64,556)	(8.3)
Global Dominion Access SA	(16,299)	(80,510)	(10.3)
Grupo Catalana Occidente SA	(2)	(67)	(0.0)
Metrovacesa SA	(338)	(2,506)	(0.3)
Soltec Power Holdings SA	(11,218)	(66,039)	(8.5)

		(614,990)

Sweden
BHG Group AB	(52,397)	(502,252)	(64.3)
BICO Group AB	(15,266)	(304,809)	(39.0)
Boozt AB	(41,391)	(777,972)	(99.6)
Bravida Holding AB	(11,212)	(134,157)	(17.2)
Bure Equity AB	(317)	(10,938)	(1.4)
Cint Group AB	(29,364)	(390,510)	(50.0)
Desenio Group AB	(57,696)	(106,192)	(13.6)
Duni AB	(9,519)	(107,800)	(13.8)
Electrolux Professional AB, Class B	(4,469)	(31,208)	(4.0)
Granges AB	(32,745)	(406,109)	(52.0)
Hexpol AB	(8,349)	(99,618)	(12.8)
JM AB	(4,962)	(187,942)	(24.1)
Karo Pharma AB	(31,826)	(204,443)	(26.2)
Lindab International AB	(1,109)	(32,196)	(4.1)
Munters Group AB	(2,983)	(20,953)	(2.7)
Paradox Interactive AB	(7,460)	(154,618)	(19.8)
Sedana Medical AB	(7,521)	(60,170)	(7.7)
Vestum AB	(2,119)	(8,366)	(1.1)
Wihlborgs Fastigheter AB	(3,440)	(71,121)	(9.1)
Xvivo Perfusion AB	(393)	(11,063)	(1.4)

		(3,622,437)

Switzerland
ALSO Holding AG	(92)	(25,891)	(3.3)
Cembra Money Bank AG	(898)	(61,764)	(7.9)

S C H E D U L E O F I N V E S T M E N T S	22

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Switzerland (continued)
Conzzeta AG	(52)	$(68,344)	(8.7)%
Emmi AG	(233)	(261,505)	(33.5)
Ferrexpo PLC	(47,988)	(157,601)	(20.2)
Forbo Holding AG	(373)	(718,105)	(92.0)
Galenica AG	(639)	(45,129)	(5.8)
Meyer Burger Technology AG	(1,981,887)	(767,025)	(98.2)
Mobilezone Holding AG	(5,475)	(85,559)	(11.0)
St Galler Kantonalbank AG	(329)	(158,983)	(20.4)
Valiant Holding AG	(78)	(7,878)	(1.0)

		(2,357,784)

United Kingdom
AO World PLC	(100,321)	(135,731)	(17.4)
Avacta Group PLC	(162,243)	(185,907)	(23.8)
Balfour Beatty PLC	(90,347)	(309,704)	(39.7)
Bodycote PLC	(34,861)	(374,904)	(48.0)
Bridgepoint Group PLC	(13,354)	(68,517)	(8.8)
Cairn Energy PLC	(117,953)	(328,858)	(42.1)
Cineworld Group PLC	(13,190)	(7,087)	(0.9)
Clinigen Group PLC	(24,871)	(305,237)	(39.1)
CMC Markets PLC	(11,712)	(36,228)	(4.6)
Coats Group PLC	(109,029)	(96,470)	(12.4)
Computacenter PLC	(2,633)	(94,812)	(12.2)
ContourGlobal PLC	(35,360)	(88,834)	(11.4)
Domino’s Pizza Group PLC	(11,256)	(59,010)	(7.6)
Empiric Student Property PLC	(132,064)	(154,878)	(19.8)
Energean PLC	(4,302)	(54,589)	(7.0)
Essentra PLC	(38,592)	(179,841)	(23.0)
Eurasia Mining PLC	(1,640,179)	(474,263)	(60.7)
Firstgroup PLC	(65,631)	(90,387)	(11.6)
Greatland Gold PLC	(2,396,260)	(444,737)	(57.0)
Halfords Group PLC	(118,930)	(523,033)	(67.0)
Hays PLC	(8,175)	(15,930)	(2.0)
Ibstock PLC	(24,214)	(64,885)	(8.3)
IG Design Group PLC	(50,772)	(65,552)	(8.4)
Just Group PLC	(358,033)	(416,635)	(53.4)
Kape Technologies PLC	(21,565)	(107,666)	(13.8)
Keller Group PLC	(18,797)	(215,685)	(27.6)
Kier Group PLC	(4,191)	(5,564)	(0.7)
Mitie Group PLC	(264,199)	(214,077)	(27.4)
National Express Group PLC	(18,267)	(61,948)	(7.9)
OSB Group PLC	(40,792)	(303,042)	(38.8)
Oxford Biomedica PLC	(13,184)	(150,434)	(19.3)
Provident Financial PLC	(41,711)	(175,696)	(22.5)
Rank Group PLC	(31,218)	(65,916)	(8.5)
Reach PLC	(33,332)	(117,002)	(15.0)
Renewi PLC	(46,808)	(421,733)	(54.0)
Sabre Insurance Group PLC	(4,648)	(14,190)	(1.8)
Saga PLC	(9,711)	(37,695)	(4.8)
Secure Income REIT PLC	(2,608)	(14,847)	(1.9)
Shaftesbury PLC	(118,509)	(995,072)	(127.4)
Silence Therapeutics PLC	(10,833)	(73,445)	(9.4)
Telecom Plus PLC	(548)	(11,070)	(1.4)
TI Fluid Systems PLC	(27,736)	(89,303)	(11.4)
Tyman PLC	(25,899)	(130,916)	(16.8)
Victoria PLC	(18,039)	(230,476)	(29.5)
Victrex PLC	(607)	(16,907)	(2.2)

		(8,028,713)

United States
Aeva Technologies, Inc.	(47,987)	(250,972)	(32.1)

Security	Shares	Value	% of Basket Value

United States (continued)
Ambac Financial Group, Inc.	(60,635)	$(859,198)	(110.0)%
AMMO, Inc.	(121,686)	(564,623)	(72.3)
Anavex Life Sciences Corp.	(717)	(9,378)	(1.2)
Atlantic Sapphire ASA	(3,174)	(13,176)	(1.7)
AvePoint, Inc.	(5,986)	(35,258)	(4.5)
Axsome Therapeutics, Inc.	(22,741)	(624,013)	(79.9)
Banner Corp.	(4,299)	(267,011)	(34.2)
BARK, Inc.	(32,782)	(123,588)	(15.8)
Beachbody Co., Inc.	(3,783)	(6,885)	(0.9)
BigCommerce Holdings, Inc., Series 1	(3,629)	(118,632)	(15.2)
Bionano Genomics, Inc.	(83,684)	(185,779)	(23.8)
Canoo, Inc.	(27,214)	(166,550)	(21.3)
CarLotz, Inc.	(124,229)	(252,185)	(32.3)
Desktop Metal, Inc., Class A	(12,737)	(52,094)	(6.7)
Eastman Kodak Co.	(15,465)	(60,777)	(7.8)
Electric Last Mile Solutions, Inc.	(149)	(776)	(0.1)
Fulgent Genetics, Inc.	(2,954)	(188,672)	(24.2)
Gannett Co., Inc.	(34,861)	(169,425)	(21.7)
GEO Group, Inc.	(25,504)	(171,642)	(22.0)
Globalstar, Inc.	(184,455)	(197,367)	(25.3)
Golden Entertainment, Inc.	(1,460)	(65,671)	(8.4)
Humanigen, Inc.	(2,119)	(5,467)	(0.7)
Hyliion Holdings Corp.	(17,899)	(79,651)	(10.2)
Hyzon Motors, Inc.	(20,456)	(103,917)	(13.3)
Ideanomics, Inc.	(116,059)	(124,183)	(15.9)
Inovio Pharmaceuticals, Inc.	(44,133)	(182,711)	(23.4)
iRhythm Technologies, Inc.	(1,268)	(158,284)	(20.3)
John Wiley & Sons, Inc., Class A	(25,067)	(1,272,150)	(162.9)
Latham Group, Inc.	(2,060)	(34,361)	(4.4)
Ligand Pharmaceuticals, Inc.	(1,088)	(135,597)	(17.4)
Lordstown Motors Corp., Class A	(77,163)	(231,489)	(29.7)
Markforged Holding Corp.	(25,051)	(118,491)	(15.2)
MetroMile, Inc.	(102,114)	(169,509)	(21.7)
MicroVision, Inc.	(77,894)	(265,619)	(34.0)
MiMedx Group, Inc.	(1,092)	(5,416)	(0.7)
Ocugen, Inc.	(30,357)	(107,767)	(13.8)
ON24, Inc.	(8,291)	(136,470)	(17.5)
OPKO Health, Inc.	(103,136)	(322,816)	(41.3)
PLBY Group, Inc.	(25,651)	(407,594)	(52.2)
Proterra, Inc.	(1,230)	(9,729)	(1.3)
Quantum-Si, Inc.	(1,196)	(5,729)	(0.7)
Rayonier, Inc.	(10,835)	(395,911)	(50.7)
Rekor Systems, Inc.	(41,599)	(193,435)	(24.8)
Renalytix PLC	(1,346)	(8,689)	(1.1)
Romeo Power, Inc.	(85,272)	(201,242)	(25.8)
RPC, Inc.	(7,941)	(46,931)	(6.0)
Seer, Inc.	(415)	(6,528)	(0.8)
Sema4 Holdings Corp.	(4,688)	(16,033)	(2.1)
Senseonics Holdings, Inc.	(77,063)	(206,529)	(26.5)
SIGA Technologies, Inc.	(23,755)	(154,645)	(19.8)
Sinclair Broadcast Group, Inc., Class A	(69,305)	(1,904,501)	(243.9)
SkyWater Technology, Inc.	(4,378)	(43,911)	(5.6)
ThredUp, Inc., Class A	(1,010)	(9,363)	(1.2)
Tredegar Corp.	(2,320)	(27,260)	(3.5)
Unisys Corp.	(12,297)	(224,420)	(28.7)
UroGen Pharma Ltd.	(733)	(5,659)	(0.7)
UWM Holdings Corp.	(22,785)	(117,798)	(15.1)
Vaxcyte, Inc.	(1,159)	(22,067)	(2.8)
Velodyne Lidar, Inc.	(16,195)	(63,322)	(8.1)
Veritone, Inc.	(1,423)	(22,441)	(2.9)
Veru, Inc.	(26,484)	(137,717)	(17.6)

23

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Volta, Inc.	(9,621)	$(47,335)	(6.1)%
XBiotech, Inc.	(528)	(5,687)	(0.7)
XL Fleet Corp.	(116,477)	(249,261)	(31.9)
ZIOPHARM Oncology, Inc.	(3,584)	(3,871)	(0.5)
Zomedica Corp.	(12,729)	(3,963)	(0.5)

		(12,379,141)

Total Reference Entity — Short		(87,412,930)

Net Value of Reference Entity — Bank of America N.A.		$780,809

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with BNP Paribas SA as of period end, termination dates February 12, 2022, February 16, 2022 and February 19, 2022 :

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Australia
AGL Energy Ltd.	10,777	$54,429	(1.4)%
Alumina Ltd.	1,895,616	2,561,496	(64.1)
AMP Ltd.	19,052	11,876	(0.3)
APA Group	3,393	23,011	(0.6)
Aristocrat Leisure Ltd.	68,685	1,991,025	(49.8)
Aurizon Holdings Ltd.	84,654	211,792	(5.3)
Bendigo & Adelaide Bank Ltd.	59,251	361,896	(9.1)
BHP Group Ltd.	42,080	1,328,246	(33.3)
Brambles Ltd.	23,390	160,690	(4.0)
carsales.com Ltd.	892	14,109	(0.4)
Charter Hall Group	1,956	23,429	(0.6)
CSL Ltd.	2,503	463,662	(11.6)
CSR Ltd.	65,368	260,398	(6.5)
Domain Holdings Australia Ltd.	32,086	107,831	(2.7)
Domino’s Pizza Enterprises Ltd.	425	31,349	(0.8)
Flight Centre Travel Group Ltd.	118,192	1,402,023	(35.1)
Glencore PLC	150,626	784,703	(19.6)
Harvey Norman Holdings Ltd.	53,811	187,550	(4.7)
Iluka Resources Ltd.	15,956	118,648	(3.0)
Insignia Financial Ltd.	119,285	299,155	(7.5)
JB Hi-Fi Ltd.	18,314	599,222	(15.0)
Medibank Pvt Ltd.	115,696	253,521	(6.4)
Metcash Ltd.	258,530	725,563	(18.2)
Nufarm Ltd.	41,373	131,394	(3.3)
Origin Energy Ltd.	3,204	12,821	(0.3)
OZ Minerals Ltd.	1,348	23,384	(0.6)
Perpetual Ltd.	21,135	493,964	(12.4)
Platinum Asset Management Ltd.	238,286	418,911	(10.5)
QBE Insurance Group Ltd.	27,901	221,524	(5.5)
REA Group Ltd.	1,436	148,765	(3.7)
Sonic Healthcare Ltd.	5,685	153,099	(3.8)
South32 Ltd.	74,629	205,326	(5.1)
Star Entertainment Grp Ltd.	26,843	65,570	(1.6)
Stockland	41,217	118,805	(3.0)

Security	Shares	Value	% of Basket Value

Australia (continued)
Westpac Banking Corp.	10,581	$152,609	(3.8)%
Woodside Petroleum Ltd.	8,350	149,206	(3.7)

		14,271,002

Austria
ams AG	27,378	460,316	(11.5)

Belgium
Ackermans & van Haaren NV	569	109,831	(2.8)
Ageas SA	773	37,208	(0.9)
Anheuser-Busch InBev SA/NV	1,219	76,847	(1.9)
Etablissements Franz Colruyt NV	9,910	402,541	(10.1)
Galapagos NV	1,508	101,616	(2.5)
Proximus SADP	9,337	190,667	(4.8)
Umicore SA	1,221	46,222	(1.2)

		964,932

Canada
Agnico Eagle Mines Ltd.	10,381	495,796	(12.4)
Air Canada	2,129	38,287	(1.0)
Alamos Gold Inc., Class A	11,687	79,712	(2.0)
AltaGas Ltd.	14,025	288,080	(7.2)
ARC Resources Ltd.	4,613	54,036	(1.4)
Atco Ltd., Class I	3,992	134,475	(3.4)
B2Gold Corp.	12,769	46,007	(1.2)
Canada Goose Holdings, Inc.	7,517	230,847	(5.8)
Cargojet, Inc.	3,812	540,214	(13.5)
Cenovus Energy Inc.	1,455	21,164	(0.5)
CGI, Inc.	542	46,276	(1.2)
Crescent Point Energy Corp.	113,269	729,790	(18.3)
Descartes Systems Group Inc.	9,830	715,162	(17.9)
Emera, Inc.	17,098	810,142	(20.3)
Enerplus Corp.	9,120	105,610	(2.6)
First Capital Real Estate Investment Trust	4,974	69,495	(1.7)
FirstService Corp.	850	135,536	(3.4)
Franco-Nevada Corp.	684	90,438	(2.3)
George Weston Ltd.	2,541	277,098	(6.9)
Hydro One Ltd.	4,238	109,488	(2.7)
IGM Financial, Inc.	7,528	264,485	(6.6)
Imperial Oil Ltd.	4,117	168,450	(4.2)
Innergex Renewable Energy Inc.	12,566	184,365	(4.6)
Keyera Corp.	16,832	396,055	(9.9)
Kinaxis, Inc.	4,665	605,094	(15.2)
Lululemon Athletica, Inc.	280	93,453	(2.3)
Lundin Mining Corp.	13,129	109,378	(2.7)
Magna International, Inc.	1,550	124,875	(3.1)
National Bank of Canada	815	65,205	(1.6)
NexGen Energy Ltd.	375,804	1,546,202	(38.7)
Pembina Pipeline Corp.	24,023	762,749	(19.1)
Shopify, Inc., Class A	99	95,558	(2.4)
SNC-Lavalin Group Inc.	6,344	139,891	(3.5)
Suncor Energy Inc.	3,910	111,719	(2.8)
Teck Resources Ltd., Class B	11,380	351,476	(8.8)
TFI International, Inc.	886	85,279	(2.1)
TMX Group Ltd.	5,088	517,586	(13.0)
Toromont Industries Ltd.	237	20,004	(0.5)
Wheaton Precious Metals Corp.	39,593	1,596,304	(40.0)
Whitecap Resources, Inc.	80,185	565,834	(14.2)
Yamana Gold, Inc.	44,717	184,686	(4.6)

		13,006,301

S C H E D U L E O F I N V E S T M E N T S	24

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Chile
Antofagasta PLC	11,658	$212,075	(5.3)%

Denmark
AP Moeller - Maersk A/S, Class B	6	21,553	(0.6)
Carlsberg A/S, Class B	3,858	624,728	(15.7)
Demant A/S	637	28,183	(0.7)
FLSmidth & Co. A/S	17,204	579,949	(14.5)
Genmab A/S	75	25,540	(0.6)
ISS A/S	685	12,906	(0.3)
Novozymes A/S, B Shares, B Shares	7,470	512,796	(12.8)
SimCorp A/S	206	19,207	(0.5)

		1,824,862

Finland
Kesko OYJ, B Shares	1,321	41,721	(1.1)
Kone OYJ, Class B	16,606	1,075,474	(26.9)
Nokia OYJ	8,408	50,142	(1.3)
Nordea Bank Abp	3,945	46,857	(1.2)
Outokumpu OYJ	10,707	69,370	(1.7)
Wartsila OYJ Abp	1,089	13,445	(0.3)

		1,297,009

Germany
Aurubis AG	452	46,626	(1.2)
Continental AG, Class A	1,340	129,913	(3.2)
Daimler Truck Holding AG	953	33,597	(0.8)
Deutsche Bank AG	5,762	80,227	(2.0)
Deutsche Boerse AG	7,998	1,421,664	(35.6)
Deutsche Post AG	574	34,544	(0.9)
Fraport AG Frankfurt Airport Services Worldwide	17,027	1,163,058	(29.1)
Freenet AG	8,377	228,152	(5.7)
GEA Group AG	5,152	243,407	(6.1)
Gerresheimer AG	1,871	167,905	(4.2)
HeidelbergCement AG	16,696	1,161,851	(29.1)
Hochtief AG	5,139	399,744	(10.0)
Merck KGaA	465	101,974	(2.5)
Nordex SE	3,309	53,100	(1.3)
Rational AG	111	93,053	(2.3)
SAP SE	6,972	874,715	(21.9)
Scout24 AG	5,725	342,037	(8.6)
Siemens AG	8,641	1,371,941	(34.3)
Siemens Energy AG	7,069	159,002	(4.0)
Solarworld AG	10	2	(0.0)
Symrise AG	10,619	1,268,964	(31.8)
Telefonica Deutschland Holding AG	46,688	134,030	(3.4)
thyssenkrupp AG	11,510	118,457	(3.0)

		9,627,963

Hong Kong
AIA Group Ltd.	223,000	2,328,078	(58.3)
ASM Pacific Technology Ltd.	1,600	16,008	(0.4)
Dah Sing Banking Group Ltd.	125,600	119,081	(3.0)
Dah Sing Financial Holdings Ltd.	86,800	281,435	(7.0)
Hutchison Port Holdings Trust	139,800	33,022	(0.8)
Melco Resorts & Entertainment Ltd.	4,076	43,042	(1.1)
Pacific Basin Shipping Ltd.	690,000	294,530	(7.4)
Shun Tak Holdings Ltd.	458,000	121,412	(3.0)
Swire Pacific Ltd., Class A	38,000	230,207	(5.8)
Swire Properties Ltd.	284,400	758,131	(19.0)
Techtronic Industries Co. Ltd.	78,500	1,295,257	(32.4)
United Energy Group Ltd.	2,008,000	296,163	(7.4)

Security	Shares	Value	% of Basket Value

Hong Kong (continued)
Xinyi Glass Holdings Ltd.	53,000	$140,501	(3.5)%
Yue Yuen Industrial Holdings Ltd.	391,500	661,062	(16.6)

		6,617,929

Ireland
Accenture PLC, Class A	1,014	358,530	(9.0)
AIB Group PLC	71,358	188,477	(4.7)
Alkermes PLC	7,360	187,680	(4.7)
Experian PLC	20,253	845,925	(21.2)
James Hardie Industries PLC	7,358	247,635	(6.2)
Kerry Group PLC, Class A	636	80,135	(2.0)

		1,908,382

Israel
Bank Hapoalim BM	30,248	313,906	(7.9)
Bank Leumi Le-Israel BM	6,920	74,217	(1.9)
Bezeq The Israeli Telecommunication Corp. Ltd.	68,609	118,106	(2.9)
Israel Discount Bank Ltd., Class A	95,237	638,644	(16.0)
Nova Measuring Instruments Ltd.	319	37,738	(0.9)
Paz Oil Co. Ltd.	752	106,967	(2.7)
Teva Pharmaceutical Industries Ltd.	50,916	429,222	(10.7)
Wix.com Ltd.	9,766	1,282,959	(32.1)

		3,001,759

Italy
Assicurazioni Generali SpA	4,694	98,784	(2.5)
Banca Generali SpA	398	16,030	(0.4)
Banca Mediolanum SpA	1,317	12,802	(0.3)
Banco BPM SpA	4,115	12,829	(0.3)
BPER Banca	371,261	781,588	(19.6)
Mediobanca Banca di Credito Finanziario SpA	11,996	137,434	(3.4)
UnipolSai Assicurazioni SpA	40,341	117,783	(3.0)

		1,177,250

Japan
Acom Co. Ltd.	4,800	13,472	(0.3)
Ajinomoto Co., Inc.	13,700	382,250	(9.6)
Alfresa Holdings Corp.	10,300	146,866	(3.7)
Alps Alpine Co. Ltd.	82,000	894,330	(22.4)
Amada Co. Ltd.	2,100	20,331	(0.5)
Aozora Bank Ltd.	6,000	134,897	(3.4)
Asahi Group Holdings Ltd.	4,200	171,447	(4.3)
Asahi Kasei Corp.	97,000	958,158	(24.0)
Astellas Pharma, Inc.	15,800	255,021	(6.4)
Benesse Holdings, Inc.	36,100	704,030	(17.6)
Bridgestone Corp.	8,200	359,088	(9.0)
Calbee, Inc.	16,100	370,586	(9.3)
Casio Computer Co. Ltd.	67,300	841,715	(21.1)
Chugai Pharmaceutical Co. Ltd.	30,000	974,393	(24.4)
Chugoku Electric Power Co., Inc.	6,700	52,659	(1.3)
Coca-Cola Bottlers Japan Holdings, Inc.	8,800	103,227	(2.6)
COMSYS Holdings Corp.	16,300	387,845	(9.7)
Cosmo Energy Holdings Co. Ltd.	800	16,083	(0.4)
Cosmos Pharmaceutical Corp.	900	112,396	(2.8)
Daifuku Co. Ltd.	900	62,482	(1.6)
Daiichi Sankyo Co. Ltd.	1,500	33,705	(0.8)
Daikin Industries Ltd.	2,700	566,849	(14.2)
Dentsu Group, Inc.	7,300	252,812	(6.3)
DMG Mori Co. Ltd.	4,700	74,579	(1.9)
Ebara Corp.	3,000	147,035	(3.7)
Eisai Co. Ltd.	6,600	330,561	(8.3)
Ezaki Glico Co. Ltd.	4,400	142,658	(3.6)

25

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
FANUC Corp.	500	$98,874	(2.5)%
Fuji Oil Holdings, Inc.	39,200	793,160	(19.9)
FUJIFILM Holdings Corp.	10,900	730,692	(18.3)
Fujitsu Ltd.	1,500	198,297	(5.0)
Hisamitsu Pharmaceutical Co., Inc.	15,900	484,439	(12.1)
Honda Motor Co. Ltd.	34,300	1,010,230	(25.3)
Hoya Corp.	2,000	259,337	(6.5)
Hulic Co. Ltd.	14,800	143,052	(3.6)
Internet Initiative Japan, Inc.	18,900	625,932	(15.7)
Japan Post Bank Co. Ltd.	56,600	556,817	(13.9)
Japan Post Holdings Co. Ltd.	373,600	3,188,874	(79.8)
Japan Post Insurance Co. Ltd.	37,000	648,745	(16.2)
Japan Tobacco, Inc.	35,000	698,771	(17.5)
JGC Holdings Corp.	16,900	166,064	(4.2)
Kajima Corp.	3,200	38,648	(1.0)
Kakaku.com, Inc.	9,900	205,044	(5.1)
Kamigumi Co. Ltd.	10,100	195,167	(4.9)
Kaneka Corp.	800	26,060	(0.6)
Kansai Paint Co. Ltd.	22,000	456,671	(11.4)
Kewpie Corp.	5,800	119,652	(3.0)
Keyence Corp.	500	256,461	(6.4)
Kobe Bussan Co. Ltd.	65,500	2,038,976	(51.0)
Koito Manufacturing Co. Ltd.	7,800	391,642	(9.8)
Komatsu Ltd.	19,300	484,989	(12.1)
Konica Minolta, Inc.	247,000	1,041,206	(26.1)
Kuraray Co. Ltd.	46,700	419,545	(10.5)
Kyocera Corp.	300	18,501	(0.5)
Lawson, Inc.	14,700	644,287	(16.1)
Mani Inc.	15,700	226,857	(5.7)
Maruwa Unyu Kikan Co. Ltd.	15,700	179,194	(4.5)
Mazda Motor Corp.	3,400	26,193	(0.7)
Mitsubishi Materials Corp.	700	12,487	(0.3)
Mitsubishi Motors Corp.	504,400	1,440,167	(36.0)
Mitsui Fudosan Co. Ltd.	700	15,006	(0.4)
Mitsui OSK Lines Ltd.	8,100	627,284	(15.7)
MS&AD Insurance Group Holdings, Inc.	11,000	377,295	(9.4)
Nankai Electric Railway Co. Ltd.	1,300	25,810	(0.6)
NEC Corp.	8,300	323,810	(8.1)
NET One Systems Co. Ltd.	26,500	629,025	(15.7)
Nichirei Corp.	5,000	115,057	(2.9)
Nihon Kohden Corp.	11,600	307,667	(7.7)
Nihon M&A Center Holdings, Inc.	1,300	20,466	(0.5)
Nikon Corp.	29,500	307,890	(7.7)
Nippon Television Holdings, Inc.	33,200	346,721	(8.7)
Nissan Motor Co. Ltd.	31,200	165,129	(4.1)
Nissin Foods Holdings Co. Ltd.	600	42,560	(1.1)
Nitori Holdings Co. Ltd.	2,900	415,461	(10.4)
Nitto Denko Corp.	3,900	303,653	(7.6)
NOK Corp.	11,800	126,165	(3.2)
Nomura Research Institute Ltd.	3,000	105,018	(2.6)
NSK Ltd.	4,600	31,377	(0.8)
Obayashi Corp.	19,400	157,182	(3.9)
Olympus Corp.	39,800	890,606	(22.3)
Omron Corp.	6,000	438,657	(11.0)
Otsuka Holdings Co. Ltd.	1,900	64,823	(1.6)
Pan Pacific International Holdings Corp.	900	12,113	(0.3)
PeptiDream, Inc.	2,500	44,882	(1.1)
Pola Orbis Holdings, Inc.	17,500	260,826	(6.5)
Recruit Holdings Co. Ltd.	38,800	1,917,829	(48.0)
Renesas Electronics Corp.	1,400	15,791	(0.4)

Security	Shares	Value	% of Basket Value

Japan (continued)
Ricoh Co. Ltd.	66,800	$564,087	(14.1)%
Rohm Co. Ltd.	800	67,390	(1.7)
Santen Pharmaceutical Co. Ltd.	25,100	284,990	(7.1)
SCSK Corp.	700	11,845	(0.3)
Sega Sammy Holdings, Inc.	13,700	230,032	(5.8)
Seiko Epson Corp.	8,900	138,631	(3.5)
Sekisui House Ltd.	7,800	158,029	(4.0)
Shimadzu Corp.	31,700	1,143,791	(28.6)
Skylark Co. Ltd.	7,600	99,302	(2.5)
SoftBank Group Corp.	7,800	345,536	(8.6)
Subaru Corp.	9,600	174,733	(4.4)
Sumitomo Chemical Co. Ltd.	289,900	1,461,980	(36.6)
Sumitomo Heavy Industries Ltd.	4,100	107,676	(2.7)
Sumitomo Mitsui Financial Group, Inc.	4,300	154,890	(3.9)
Sumitomo Rubber Industries Ltd.	4,700	48,907	(1.2)
Sundrug Co. Ltd.	1,900	47,846	(1.2)
Suntory Beverage & Food Ltd.	11,500	441,585	(11.1)
Suzuki Motor Corp.	1,700	72,376	(1.8)
Sysmex Corp.	12,900	1,227,962	(30.7)
Taisei Corp.	4,800	157,349	(3.9)
Taisho Pharmaceutical Holdings Co. Ltd.	1,100	54,023	(1.3)
Takashimaya Co. Ltd.	1,400	13,295	(0.3)
Teijin Ltd.	21,800	274,827	(6.9)
Terumo Corp.	6,000	219,023	(5.5)
Tohoku Electric Power Co., Inc.	10,300	72,552	(1.8)
Tokyo Electron Ltd.	400	195,653	(4.9)
Tokyo Gas Co. Ltd.	29,200	589,599	(14.8)
Toppan Inc.	5,300	100,817	(2.5)
Trend Micro, Inc.	8,400	445,642	(11.2)
Tsuruha Holdings, Inc.	300	24,062	(0.6)
Unicharm Corp.	1,100	42,508	(1.1)
Welcia Holdings Co. Ltd.	12,700	342,999	(8.6)
Yamada Holdings Co. Ltd.	178,400	602,076	(15.1)
Yamaguchi Financial Group, Inc.	15,500	96,177	(2.4)
Yamaha Corp.	7,300	332,553	(8.3)
Yokohama Rubber Co. Ltd.	2,400	34,661	(0.9)

		44,802,013

Luxembourg
L’Occitane International SA	23,000	90,705	(2.3)
RTL Group SA	1,265	71,606	(1.8)

		162,311

Macau
MGM China Holdings Ltd.	76,800	51,169	(1.3)

Netherlands
ABN AMRO Bank NV	16,143	259,080	(6.5)
ASR Nederland NV	3,022	140,510	(3.5)
Heineken NV	4,284	459,444	(11.5)
IMCD NV	1,227	211,068	(5.3)
JDE Peet’s NV	38,567	1,154,855	(28.9)
Koninklijke Vopak NV	28,313	971,444	(24.3)
NXP Semiconductors NV	2,111	433,684	(10.9)
PostNL NV	22,891	98,059	(2.4)
Randstad NV	3,781	245,968	(6.2)
Wolters Kluwer NV	9,886	1,006,183	(25.2)

		4,980,295

Norway
Equinor ASA	53,638	1,478,683	(37.0)
Nordic Semiconductor ASA	2,781	82,401	(2.0)

S C H E D U L E O F I N V E S T M E N T S	26

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Norway (continued)
Orkla ASA	10,717	$102,416	(2.6)%
Schibsted ASA, Class A	4,707	139,443	(3.5)
Tomra Systems ASA	722	36,096	(0.9)

		1,839,039

Singapore
Jardine Cycle & Carriage Ltd.	900	13,530	(0.3)
SIA Engineering Co. Ltd.	11,300	17,990	(0.5)
Singapore Post Ltd.	1,268,800	598,726	(15.0)
Singapore Telecommunications Ltd.	474,500	860,375	(21.5)

		1,490,621

Spain
Banco Bilbao Vizcaya Argentaria SA	192,506	1,229,080	(30.8)
Banco de Sabadell SA	744,315	578,893	(14.5)
Banco Santander SA	488,902	1,714,385	(42.9)
Fluidra SA	5,653	180,003	(4.5)
Grifols SA	5,751	101,415	(2.5)
Industria de Diseno Textil SA	29,854	905,454	(22.7)
Inmobiliaria Colonial Socimi SA	7,715	68,127	(1.7)

		4,777,357

Sweden
Alfa Laval AB	5,674	191,675	(4.8)
Assa Abloy AB, Class B	14,018	383,842	(9.6)
Elekta AB	44,959	460,120	(11.5)
Epiroc AB, Class A	738	15,748	(0.4)
Essity AB, Class B	15,204	428,607	(10.7)
Industrivarden AB, C Shares	2,208	68,582	(1.7)
Indutrade AB	10,830	269,426	(6.8)
Lundin Energy AB	3,050	124,037	(3.1)
Saab AB, Class B	6,680	158,409	(4.0)
Samhallsbyggnadsbolaget i Norden AB	15,981	95,666	(2.4)
Spotify Technology SA	1,654	324,614	(8.1)
SSAB AB	12,406	73,448	(1.8)
Swedish Match AB	24,083	186,337	(4.7)

		2,780,511

Switzerland
ABB Ltd.	15,612	541,296	(13.5)
Chocoladefabriken Lindt & Spruengli AG	20	232,107	(5.8)
Cie Financiere Richemont SA, Class A	2,591	376,560	(9.4)
Givaudan SA	259	1,073,017	(26.9)
Holcim Ltd.	1,242	67,318	(1.7)
Nestle SA	1,699	219,406	(5.5)
Schindler Holding AG	155	38,902	(1.0)
SIG Combibloc Group AG	2,877	66,844	(1.7)
Sika AG	9,656	3,378,384	(84.6)
Swatch Group AG	3,858	1,125,464	(28.2)
Tecan Group AG	192	93,353	(2.3)
Temenos AG	1,647	197,417	(4.9)
VAT Group AG	273	109,654	(2.7)

		7,519,722

United Kingdom
Anglo American PLC	9,173	398,231	(10.0)
Ashmore Group PLC	130,599	500,613	(12.5)
Associated British Foods PLC	104,280	2,752,565	(68.9)
Atlantica Sustainable Infrastructure PLC	2,067	67,446	(1.7)
Barratt Developments PLC	13,783	113,371	(2.8)
Bellway PLC	923	35,516	(0.9)
British Land Co. PLC	42,637	318,820	(8.0)
Capri Holdings Ltd.	6,617	397,483	(9.9)

Security	Shares	Value	% of Basket Value

United Kingdom (continued)
Centrica PLC	1,423,979	$1,400,147	(35.0)%
ConvaTec Group PLC	75,462	179,156	(4.5)
Croda International PLC	4,869	525,842	(13.2)
Dechra Pharmaceuticals PLC	8,091	454,464	(11.4)
Derwent London PLC	4,136	191,111	(4.8)
Diageo PLC	54,191	2,734,551	(68.5)
Drax Group PLC	2,970	24,006	(0.6)
Future PLC	13,253	565,258	(14.1)
Greggs PLC	4,387	159,104	(4.0)
Hammerson PLC	40	21	(0.0)
Hargreaves Lansdown PLC	5,471	99,330	(2.5)
HomeServe PLC	32,629	336,318	(8.4)
Howden Joinery Group PLC	28,334	312,593	(7.8)
IMI PLC	919	20,533	(0.5)
InterContinental Hotels Group PLC	18,500	1,222,358	(30.6)
Janus Henderson Group PLC	13,313	491,250	(12.3)
Johnson Matthey PLC	5,373	141,894	(3.6)
Legal & General Group PLC	139,643	545,998	(13.7)
Liberty Global PLC, Class A	40,846	1,107,744	(27.7)
Liberty Global PLC, Class C	4,302	116,326	(2.9)
Melrose Industries PLC	28,891	58,851	(1.5)
Natwest Group PLC	44,126	145,033	(3.6)
Next PLC	33,694	3,432,936	(85.9)
Persimmon PLC	4,525	147,422	(3.7)
Prudential PLC	3,338	56,264	(1.4)
RELX PLC	6,338	194,959	(4.9)
Rentokil Initial PLC	8,687	60,833	(1.5)
Rightmove PLC	237,536	2,093,521	(52.4)
Rolls-Royce Holdings PLC	202,706	317,738	(8.0)
Schroders PLC	3,596	164,879	(4.1)
Spectris PLC	36,899	1,683,836	(42.2)
Spirax-Sarco Engineering PLC	13,020	2,346,929	(58.8)
St James’s Place PLC	21,327	440,241	(11.0)
Taylor Wimpey PLC	481,688	988,210	(24.7)
Travis Perkins PLC	19,783	401,399	(10.0)
Whitbread PLC	29,375	1,208,710	(30.3)

		28,953,810

United States
Acadia Healthcare Co., Inc.	1,381	72,710	(1.8)
Adobe, Inc.	854	456,292	(11.4)
AES Corp.	8,917	197,779	(5.0)
Affiliated Managers Group, Inc.	796	116,383	(2.9)
Agilent Technologies, Inc.	18,104	2,522,249	(63.1)
Alaska Air Group, Inc.	14,429	789,843	(19.8)
Alcoa Corp.	2,649	150,225	(3.8)
Alexandria Real Estate Equities, Inc.	1,703	331,813	(8.3)
Align Technology, Inc.	2,310	1,143,358	(28.6)
Alleghany Corp.	309	205,176	(5.1)
Alliance Data Systems Corp.	6,487	447,862	(11.2)
Allstate Corp.	1,097	132,375	(3.3)
Ally Financial, Inc.	316	15,080	(0.4)
Alphabet, Inc., Class C	64	173,694	(4.3)
Alteryx, Inc., Class A	5,647	322,274	(8.1)
Altice USA, Inc., Class A	132,880	1,916,130	(48.0)
Ambarella, Inc.	1,314	184,157	(4.6)
Amedisys, Inc.	306	41,341	(1.0)
American Airlines Group, Inc.	4,884	80,439	(2.0)
American Campus Communities, Inc.	908	47,452	(1.2)
American Eagle Outfitters, Inc.	2,615	59,700	(1.5)
American Express Co.	9,206	1,655,423	(41.4)
American Homes 4 Rent, Class A	30,187	1,181,217	(29.6)

27

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United States (continued)
American Tower Corp.	758	$190,637	(4.8)%
AMETEK, Inc.	351	48,006	(1.2)
AMN Healthcare Services, Inc.	684	69,317	(1.7)
ANSYS, Inc.	113	38,421	(1.0)
Antero Resources Corp.	774	15,116	(0.4)
APA Corp.	7,568	251,333	(6.3)
AptarGroup, Inc.	411	48,210	(1.2)
Arista Networks, Inc.	3,554	441,798	(11.1)
ASGN, Inc.	884	101,545	(2.5)
AT&T, Inc.	34,309	874,880	(21.9)
Automatic Data Processing, Inc.	71	14,638	(0.4)
AutoNation, Inc.	11,518	1,255,462	(31.4)
AutoZone, Inc.	165	327,748	(8.2)
Avantor, Inc.	3,739	139,577	(3.5)
Avnet, Inc.	56,273	2,271,178	(56.9)
Axon Enterprise, Inc.	12,858	1,799,220	(45.0)
Bank of America Corp.	8,227	379,594	(9.5)
Biogen, Inc.	302	68,252	(1.7)
Block, Inc.	5,429	663,912	(16.6)
Booking Holdings, Inc.	33	81,052	(2.0)
Brighthouse Financial, Inc.	24,785	1,349,543	(33.8)
Brixmor Property Group, Inc.	9,513	241,250	(6.0)
Broadcom, Inc.	248	145,298	(3.6)
Broadridge Financial Solutions, Inc.	627	99,831	(2.5)
Brown-Forman Corp., Class B	26,704	1,800,651	(45.1)
Bruker Corp.	23,736	1,580,818	(39.6)
Builders FirstSource, Inc.	3,988	271,144	(6.8)
C.H. Robinson Worldwide, Inc.	1,525	159,591	(4.0)
Cadence Design Systems, Inc.	4,200	638,988	(16.0)
Camden Property Trust	1,808	289,443	(7.2)
Capital One Financial Corp.	183	26,852	(0.7)
Carnival Corp.	22,477	445,269	(11.1)
Carnival PLC	3,096	56,814	(1.4)
Casey’s General Stores, Inc.	541	101,605	(2.5)
Catalent, Inc.	2,694	279,987	(7.0)
Caterpillar, Inc.	3,828	771,572	(19.3)
Cboe Global Markets, Inc.	2,122	251,521	(6.3)
CBRE Group, Inc., Class A	5,242	531,224	(13.3)
ChampionX Corp.	3,100	69,440	(1.7)
Charles River Laboratories International, Inc.	186	61,335	(1.5)
Charter Communications, Inc., Class A	1,443	856,190	(21.4)
Chevron Corp.	1,535	201,592	(5.0)
Ciena Corp.	1,600	106,096	(2.7)
Cirrus Logic, Inc.	3,660	327,350	(8.2)
Cisco Systems, Inc.	3,583	199,466	(5.0)
Citigroup, Inc.	62,297	4,056,781	(101.6)
Clean Harbors, Inc.	1,303	120,593	(3.0)
Coca-Cola Co.	31,790	1,939,508	(48.6)
Colgate-Palmolive Co.	11,717	966,067	(24.2)
Comcast Corp., Class A	7,507	375,275	(9.4)
Continental Resources, Inc.	7,726	401,288	(10.0)
Costco Wholesale Corp.	3,715	1,876,558	(47.0)
Coty, Inc., Class A	2,225	18,868	(0.5)
Coupa Software, Inc.	7,138	958,419	(24.0)
Crown Castle International Corp.	1,238	225,947	(5.7)
CubeSmart	32,463	1,647,173	(41.2)
Cullen/Frost Bankers, Inc.	987	139,177	(3.5)
Cummins, Inc.	1,952	431,158	(10.8)
D.R. Horton, Inc.	6,748	602,057	(15.1)
Danaher Corp.	1,410	402,964	(10.1)
Dell Technologies, Inc., Class C	10,935	621,217	(15.6)
DENTSPLY SIRONA, Inc.	1,450	77,459	(1.9)

Security	Shares	Value	% of Basket Value

United States (continued)
Devon Energy Corp.	12,113	$612,554	(15.3)%
Discovery, Inc., Class A	35,464	989,800	(24.8)
Discovery, Inc., Class C	7,675	209,911	(5.3)
Dolby Laboratories, Inc., Class A	360	31,626	(0.8)
Dollar General Corp.	2,326	484,924	(12.1)
Dollar Tree, Inc.	7,034	923,001	(23.1)
Donaldson Co., Inc.	8,779	488,639	(12.2)
DXC Technology Co.	487	14,649	(0.4)
East West Bancorp, Inc.	1,228	106,026	(2.7)
Elanco Animal Health, Inc.	10,270	267,431	(6.7)
Elastic NV	1,209	112,739	(2.8)
EMCOR Group, Inc.	4,459	531,557	(13.3)
Encompass Health Corp.	2,368	146,911	(3.7)
Entegris, Inc.	1,922	230,332	(5.8)
Entergy Corp.	3,570	399,019	(10.0)
EOG Resources, Inc.	9,543	1,063,854	(26.6)
EPAM Systems, Inc.	4,557	2,169,770	(54.3)
EQT Corp.	13,890	295,163	(7.4)
Equinix, Inc.	1,926	1,396,157	(35.0)
Equity LifeStyle Properties, Inc.	1,843	144,288	(3.6)
Erie Indemnity Co., Class A	1,482	272,836	(6.8)
Evoqua Water Technologies Corp.	5,072	205,416	(5.1)
Expedia Group, Inc.	870	159,462	(4.0)
Expeditors International of Washington, Inc.	1,227	140,467	(3.5)
Extra Space Storage, Inc.	1,439	285,195	(7.1)
Exxon Mobil Corp.	8,087	614,289	(15.4)
FactSet Research Systems, Inc.	445	187,741	(4.7)
Fair Isaac Corp.	81	40,094	(1.0)
Federal Realty Investment Trust	1,187	151,331	(3.8)
Fidelity National Information Services, Inc.	1,535	184,077	(4.6)
Flex Ltd.	21,453	347,110	(8.7)
Flowserve Corp.	60,641	1,978,109	(49.5)
Foot Locker, Inc.	48,842	2,182,261	(54.6)
Fortune Brands Home & Security, Inc.	15,132	1,424,980	(35.7)
Fox Corp., Class A	30,955	1,257,083	(31.5)
Freeport-McMoRan, Inc.	4,137	153,979	(3.9)
Gap, Inc.	11,420	206,359	(5.2)
Gartner, Inc.	2,123	623,928	(15.6)
General Dynamics Corp.	8,477	1,797,972	(45.0)
General Electric Co.	1,859	175,638	(4.4)
GoDaddy, Inc., Class A	2,389	180,871	(4.5)
Graco, Inc.	1,671	121,248	(3.0)
Guidewire Software, Inc.	304	30,655	(0.8)
Halozyme Therapeutics, Inc.	535	18,516	(0.5)
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	553	22,938	(0.6)
Harley-Davidson, Inc.	11,090	383,381	(9.6)
Hartford Financial Services Group, Inc.	6,856	492,741	(12.3)
HEICO Corp.	5,799	790,926	(19.8)
HEICO Corp., Class A	3,087	338,644	(8.5)
Henry Schein, Inc.	817	61,520	(1.5)
Hess Corp.	3,741	345,257	(8.6)
Hexcel Corp.	790	41,214	(1.0)
Highwoods Properties, Inc.	36,002	1,552,406	(38.9)
Hologic, Inc.	6,738	473,277	(11.8)
Home Depot, Inc.	7,214	2,647,394	(66.3)
Honeywell International, Inc.	669	136,797	(3.4)
Horizon Therapeutics PLC	3,756	350,547	(8.8)
HubSpot, Inc.	919	449,207	(11.2)
Humana, Inc.	2,792	1,095,860	(27.4)
IAA, Inc.	1,035	47,538	(1.2)
IDEXX Laboratories, Inc.	1,913	970,465	(24.3)

S C H E D U L E O F I N V E S T M E N T S	28

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Illinois Tool Works, Inc.	364	$85,147	(2.1)%
Incyte Corp.	2,632	195,637	(4.9)
Independence Realty Trust, Inc.	2,183	50,187	(1.3)
International Game Technology PLC	43,876	1,174,561	(29.4)
Intuit, Inc.	3,813	2,117,092	(53.0)
Invesco Ltd.	1,895	42,941	(1.1)
Ionis Pharmaceuticals, Inc.	9,752	310,114	(7.8)
Iridium Communications, Inc.	10,519	377,422	(9.5)
J.M. Smucker Co.	1,217	171,086	(4.3)
Jabil, Inc.	467	28,716	(0.7)
JetBlue Airways Corp.	976	14,279	(0.4)
Kellogg Co.	3,715	234,045	(5.9)
Keysight Technologies, Inc.	8,755	1,478,019	(37.0)
Kraft Heinz Co.	8,072	288,978	(7.2)
Lam Research Corp.	238	140,401	(3.5)
Lamar Advertising Co., Class A	951	105,333	(2.6)
Landstar System, Inc.	4,001	640,160	(16.0)
Lennox International, Inc.	4,290	1,216,730	(30.5)
Leslie’s, Inc.	1,752	36,494	(0.9)
LHC Group, Inc.	1,643	203,896	(5.1)
Liberty Media Corp. - Liberty SiriusXM, Class A	273	12,626	(0.3)
Life Storage, Inc.	8,392	1,132,500	(28.4)
Lincoln Electric Holdings, Inc.	598	76,448	(1.9)
Lincoln National Corp.	6,111	427,648	(10.7)
Lockheed Martin Corp.	3,273	1,273,623	(31.9)
Lowe’s Cos., Inc.	2,694	639,421	(16.0)
Lumen Technologies, Inc.	18,701	231,144	(5.8)
Manhattan Associates, Inc.	8,112	1,085,953	(27.2)
ManpowerGroup, Inc.	8,949	938,482	(23.5)
Marathon Oil Corp.	9,753	189,891	(4.8)
Markel Corp.	67	82,594	(2.1)
MarketAxess Holdings, Inc.	818	281,785	(7.1)
Marsh & McLennan Cos., Inc.	3,708	569,697	(14.3)
Martin Marietta Materials, Inc.	511	198,840	(5.0)
Marvell Technology, Inc.	580	41,412	(1.0)
Masco Corp.	22,109	1,400,163	(35.1)
Masimo Corp.	418	91,906	(2.3)
McKesson Corp.	217	55,708	(1.4)
Merck & Co., Inc.	158	12,874	(0.3)
MetLife, Inc.	2,422	162,419	(4.1)
Mettler-Toledo International, Inc.	1,104	1,625,839	(40.7)
Mid-America Apartment Communities, Inc.	1,074	221,974	(5.6)
Molina Healthcare, Inc.	1,981	575,441	(14.4)
Molson Coors Beverage Co., Class B	20,853	993,854	(24.9)
Monolithic Power Systems, Inc.	1,716	691,428	(17.3)
Moody’s Corp.	5,980	2,051,140	(51.4)
Morningstar, Inc.	45	12,933	(0.3)
National Vision Holdings, Inc.	9,073	370,904	(9.3)
Neurocrine Biosciences, Inc.	882	69,696	(1.7)
Nielsen Holdings PLC	1,338	25,235	(0.6)
Nordson Corp.	71	16,510	(0.4)
Nordstrom, Inc.	40,523	911,768	(22.8)
Nutanix, Inc., Class A	29,813	815,087	(20.4)
Occidental Petroleum Corp.	30,329	1,142,493	(28.6)
Okta, Inc.	2,464	487,601	(12.2)
ONEOK, Inc.	17,418	1,056,924	(26.5)
Ovintiv Inc.	4,117	159,381	(4.0)
Owens Corning	398	35,303	(0.9)
Papa John’s International, Inc.	5,341	659,346	(16.5)
Park Hotels & Resorts, Inc.	62,262	1,133,168	(28.4)
Paychex, Inc.	635	74,778	(1.9)
Paycom Software, Inc.	4,245	1,423,349	(35.6)

Security	Shares	Value	% of Basket Value

United States (continued)
Paylocity Holding Corp.	9,056	$1,847,243	(46.2)%
Penske Automotive Group, Inc.	5,011	509,268	(12.8)
Penumbra, Inc.	52	11,753	(0.3)
Performance Food Group Co.	903	38,098	(1.0)
Perrigo Co. PLC	7,383	281,071	(7.0)
Petco Health & Wellness Co., Inc.	4,055	76,031	(1.9)
Phillips 66	16,412	1,391,573	(34.8)
Physicians Realty Trust	36,775	671,512	(16.8)
Pinnacle West Capital Corp.	198	13,783	(0.3)
Planet Fitness, Inc., Class A	8,957	793,948	(19.9)
Power Integrations, Inc.	5,367	433,171	(10.8)
Prudential Financial, Inc.	112	12,496	(0.3)
Public Service Enterprise Group, Inc.	2,180	145,035	(3.6)
Pure Storage, Inc., Class A	7,268	192,529	(4.8)
PVH Corp.	3,994	379,470	(9.5)
Qorvo, Inc.	560	76,877	(1.9)
Quanta Services, Inc.	8,657	889,247	(22.3)
Radian Group, Inc.	22,137	495,647	(12.4)
Ralph Lauren Corp.	32,803	3,635,885	(91.0)
Range Resources Corp.	7,133	137,310	(3.4)
Rapid7, Inc.	2,182	210,192	(5.3)
Regency Centers Corp.	5,928	425,334	(10.6)
Reinsurance Group of America, Inc.	24,839	2,852,262	(71.4)
Reliance Steel & Aluminum Co.	818	125,056	(3.1)
Reliance Worldwide Corp. Ltd.	21,374	78,934	(2.0)
Repligen Corp.	174	34,511	(0.9)
Republic Services, Inc.	7,109	907,535	(22.7)
RingCentral, Inc., Class A	12,537	2,212,655	(55.4)
Roku, Inc.	6,837	1,121,610	(28.1)
Roper Technologies, Inc.	1,341	586,232	(14.7)
Ross Stores, Inc.	2,751	268,910	(6.7)
Royal Gold, Inc.	1,670	169,589	(4.2)
Ryder System, Inc.	9,530	697,501	(17.5)
S&P Global, Inc.	499	207,195	(5.2)
Sabra Health Care REIT, Inc.	14,230	193,670	(4.8)
SailPoint Technologies Holding, Inc.	1,083	41,901	(1.1)
Sarepta Therapeutics, Inc.	2,263	161,963	(4.1)
SBA Communications Corp.	4,325	1,407,528	(35.2)
Seagen, Inc.	541	72,770	(1.8)
SeaWorld Entertainment, Inc.	637	37,952	(1.0)
Semtech Corp.	9,515	676,517	(16.9)
Service Corp. International	8,796	542,889	(13.6)
ServiceNow, Inc.	2,686	1,573,405	(39.4)
Simon Property Group, Inc.	6,669	981,677	(24.6)
Sirius XM Holdings, Inc.	230,618	1,466,730	(36.7)
SiteOne Landscape Supply, Inc.	6,035	1,087,024	(27.2)
SL Green Realty Corp.	1,531	111,028	(2.8)
Snap-on, Inc.	1,234	256,981	(6.4)
Southwestern Energy Co.	33,589	147,792	(3.7)
Starbucks Corp.	2,455	241,376	(6.0)
Stifel Financial Corp.	4,947	370,530	(9.3)
SVB Financial Group	55	32,115	(0.8)
Synchrony Financial	21,134	900,097	(22.5)
T. Rowe Price Group, Inc.	777	119,992	(3.0)
Take-Two Interactive Software, Inc.	8,128	1,327,628	(33.2)
Tapestry, Inc.	4,786	181,629	(4.5)
Target Corp.	1,308	288,322	(7.2)
Teladoc Health, Inc.	13,761	1,055,606	(26.4)
Teleflex, Inc.	455	141,136	(3.5)
Teradata Corp.	1,528	61,640	(1.5)
Tetra Tech, Inc.	1,102	153,387	(3.8)
Texas Instruments, Inc.	879	157,772	(4.0)

29

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Texas Roadhouse, Inc.	1,420	$121,254	(3.0)%
Textron, Inc.	2,053	139,727	(3.5)
Toll Brothers, Inc.	2,800	165,116	(4.1)
TransUnion	563	58,057	(1.5)
Travel + Leisure Co.	6,116	347,389	(8.7)
Travelers Cos., Inc.	5,736	953,208	(23.9)
Trex Co., Inc.	771	70,523	(1.8)
Twitter, Inc.	17,818	668,353	(16.7)
U.S. Bancorp	10,030	583,646	(14.6)
UDR, Inc.	26,417	1,501,542	(37.6)
UGI Corp.	15,159	687,461	(17.2)
Ulta Beauty, Inc.	1,422	517,238	(13.0)
Ultragenyx Pharmaceutical, Inc.	510	35,664	(0.9)
Umpqua Holdings Corp.	14,582	295,723	(7.4)
Under Armour, Inc., Class A	804	15,139	(0.4)
United Airlines Holdings, Inc.	3,986	170,920	(4.3)
United Rentals, Inc.	6,841	2,189,941	(54.8)
United Therapeutics Corp.	312	62,983	(1.6)
Valero Energy Corp.	8,812	731,132	(18.3)
Valvoline, Inc.	81,919	2,698,412	(67.6)
Varonis Systems, Inc.	11,661	434,489	(10.9)
VeriSign, Inc.	2,136	463,896	(11.6)
Verisk Analytics, Inc.	1,144	224,373	(5.6)
Visa, Inc., Class A	5,744	1,299,120	(32.5)
Vistra Corp.	22,145	482,982	(12.1)
Vontier Corp.	6,680	187,775	(4.7)
Voya Financial, Inc.	17,112	1,162,932	(29.1)
Vulcan Materials Co.	1,784	339,513	(8.5)
W.R. Berkley Corp.	7,127	602,232	(15.1)
W.W. Grainger, Inc.	302	149,523	(3.7)
Walgreens Boots Alliance, Inc.	7,197	358,123	(9.0)
Walmart, Inc.	19,864	2,777,186	(69.5)
Waste Management, Inc.	1,770	266,279	(6.7)
Watsco, Inc.	505	142,693	(3.6)
Wells Fargo & Co.	4,757	255,927	(6.4)
Wendy’s Co.	4,602	105,984	(2.7)
Western Alliance Bancorp	1,328	131,724	(3.3)
Western Digital Corp.	3,445	178,244	(4.5)
Western Union Co.	79,417	1,501,775	(37.6)
Westrock Co.	9,129	421,395	(10.6)
WEX, Inc.	1,414	227,626	(5.7)
Williams Cos., Inc.	25,044	749,817	(18.8)
Wintrust Financial Corp.	245	24,027	(0.6)
Workday, Inc., Class A	188	47,566	(1.2)
Wynn Resorts Ltd.	1,065	91,004	(2.3)
Ziff Davis, Inc.	304	31,938	(0.8)
Zimmer Biomet Holdings, Inc.	397	48,839	(1.2)
Zions Bancorp NA	476	32,282	(0.8)
Zoetis, Inc.	5,650	1,128,814	(28.3)
Zurn Water Solutions Corp.	3,711	113,334	(2.8)

		174,690,211

Security	Shares	Value	% of Basket Value

United States (continued)

Preferred Stocks

Germany
Fuchs Petrolub SE, Preference Shares	659	$28,479	(0.7)%
Sartorius AG, Preference Shares	426	229,988	(5.8)

		258,467

Total Reference Entity — Long		326,675,306

Reference Entity — Short

Common Stocks

Argentina
MercadoLibre, Inc.	(216)	(244,525)	6.1

Australia
Appen Ltd.	(34,715)	(239,659)	6.0
Beach Energy Ltd.	(467,535)	(493,872)	12.4
Cleanaway Waste Management Ltd.	(550,798)	(1,124,400)	28.2
Fortescue Metals Group Ltd.	(883)	(12,399)	0.3
Mineral Resources Ltd.	(30,101)	(1,196,242)	30.0
Newcrest Mining Ltd.	(5,649)	(87,624)	2.2
Orica Ltd.	(2,750)	(27,246)	0.7
Reece Ltd.	(24,175)	(373,223)	9.3
Santos Ltd.	(7,214)	(36,746)	0.9
Seven Group Holdings Ltd.	(819)	(12,665)	0.3
TPG Telecom Ltd.	(99,254)	(416,709)	10.4
Vicinity Centres	(1,643,087)	(1,904,844)	47.7

		(5,925,629)

Austria
OMV AG	(12,757)	(780,784)	19.6

Belgium
Sofina SA	(863)	(343,602)	8.6
Telenet Group Holding NV	(9,843)	(377,858)	9.5

		(721,460)

Bermuda
Everest Re Group Ltd.	(192)	(54,413)	1.4
RenaissanceRe Holdings Ltd.	(1,635)	(256,973)	6.4

		(311,386)

Canada
Canadian Solar, Inc.	(1,027)	(28,746)	0.7
CCL Industries, Inc., Class B	(2,034)	(106,344)	2.7
Dye & Durham Ltd.	(432)	(12,493)	0.3
iA Financial Corp., Inc.	(2,254)	(146,661)	3.7
Metro, Inc.	(30,414)	(1,626,753)	40.7
Power Corp. of Canada	(84,249)	(2,708,110)	67.8
Stelco Holdings, Inc.	(1,235)	(35,744)	0.9

		(4,664,851)

China
Futu Holdings Ltd.	(11,233)	(485,827)	12.1
Yangzijiang Shipbuilding Holdings Ltd.	(469,200)	(450,175)	11.3

		(936,002)

Denmark
AP Moller - Maersk A/S	(50)	(167,513)	4.2
Danske Bank A/S	(15,173)	(294,527)	7.4
DSV A/S	(313)	(63,595)	1.6

S C H E D U L E O F I N V E S T M E N T S	30

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Denmark (continued)
GN Store Nord	(381)	$(23,056)	0.6%
Rockwool International A/S	(151)	(57,834)	1.4

		(606,525)

Finland
Orion OYJ, Class B	(314)	(12,768)	0.3
Stora Enso OYJ	(2,023)	(41,182)	1.0
UPM-Kymmene OYJ	(57,035)	(2,078,726)	52.1

		(2,132,676)

France
Constellium SE	(706)	(12,348)	0.3

Germany
AIXTRON SE	(1,564)	(32,520)	0.8
BASF SE	(17,290)	(1,324,222)	33.2
Bayerische Motoren Werke AG	(182)	(15,751)	0.4
Brenntag AG	(7,198)	(616,698)	15.4
CTS Eventim AG & Co. KGaA	(454)	(32,274)	0.8
Daimler AG	(2,805)	(223,821)	5.6
Delivery Hero SE	(2,562)	(197,761)	5.0
Deutsche Lufthansa AG	(28,108)	(218,563)	5.5
Deutsche Telekom AG	(58,124)	(1,097,322)	27.5
Evonik Industries AG	(2,779)	(90,661)	2.3
Evotec SE	(382)	(15,287)	0.4
Flatex AG	(31,453)	(608,640)	15.2
HelloFresh SE	(6,521)	(434,173)	10.9
LANXESS AG	(755)	(45,968)	1.1
Porsche Automobil Holding SE	(2,547)	(238,524)	6.0
Puma SE	(1,833)	(196,044)	4.9
RWE AG	(1,567)	(66,100)	1.7
TAG Immobilien AG	(821)	(21,681)	0.5
Uniper SE	(8,034)	(363,537)	9.1
United Internet AG	(1,730)	(67,845)	1.7
Vantage Towers AG	(617)	(20,122)	0.5
Volkswagen AG	(61)	(17,664)	0.4
Vonovia SE	(22,522)	(1,282,758)	32.1
Wacker Chemie AG	(130)	(18,716)	0.5
Zalando SE	(1,802)	(141,671)	3.5

		(7,388,323)

Hong Kong
Hongkong Land Holdings Ltd.	(21,100)	(114,276)	2.9

Ireland
AerCap Holdings NV	(17,809)	(1,121,967)	28.1
Bank of Ireland Group PLC	(12,055)	(80,745)	2.0
DCC PLC	(12,815)	(1,077,530)	27.0
Flutter Entertainment PLC	(9,294)	(1,414,024)	35.4
Ryanair Holdings PLC	(87,674)	(1,628,421)	40.7
Smurfit Kappa Group PLC	(29,543)	(1,557,082)	39.0

		(6,879,769)

Isle of Man
GVC Holdings PLC	(27,164)	(588,083)	14.7

Israel
Ashtrom Group Ltd.	(22,510)	(630,609)	15.8
Global-e Online Ltd.	(11,828)	(422,378)	10.6
Inmode Ltd.	(3,968)	(191,376)	4.8
Shapir Engineering and Industry Ltd.	(13,207)	(127,425)	3.2

Security	Shares	Value	% of Basket Value

Israel (continued)
Shikun & Binui Ltd.	(5,539)	$(35,797)	0.9%
SolarEdge Technologies, Inc.	(2,118)	(504,550)	12.6
ZIM Integrated Shipping Services Ltd.	(156)	(10,408)	0.2

		(1,922,543)

Italy
DiaSorin SpA	(2,098)	(323,430)	8.1
Infrastrutture Wireless Italiane SpA	(82,899)	(893,851)	22.4
Nexi SpA	(923)	(13,501)	0.3
Poste Italiane SpA	(4,444)	(59,187)	1.5
Terna Rete Elettrica Nazionale SpA	(49,970)	(392,635)	9.8

		(1,682,604)

Japan
Ain Holdings, Inc.	(7,700)	(395,786)	9.9
Bandai Namco Holdings, Inc.	(3,500)	(246,009)	6.2
Bank of Kyoto Ltd.	(7,600)	(354,332)	8.9
Benefit One, Inc.	(400)	(12,165)	0.3
Central Japan Railway Co.	(3,600)	(472,358)	11.8
Concordia Financial Group Ltd.	(89,400)	(367,376)	9.2
Dai-ichi Life Holdings, Inc.	(4,800)	(108,045)	2.7
Daiwa House REIT Investment Corp.	(87)	(259,170)	6.5
DeNA Co. Ltd.	(7,200)	(111,961)	2.8
Denso Corp.	(7,300)	(544,826)	13.6
East Japan Railway Co.	(20,000)	(1,142,058)	28.6
ENEOS Holdings, Inc.	(8,500)	(33,852)	0.8
Fancl Corp.	(16,700)	(425,323)	10.6
Fuji Electric Co. Ltd.	(2,600)	(138,960)	3.5
Fuji Kyuko Co. Ltd.	(19,600)	(703,462)	17.6
Fujitsu General Ltd.	(31,100)	(631,112)	15.8
GMO internet, Inc.	(1,800)	(38,512)	1.0
Goldwin, Inc.	(4,400)	(228,387)	5.7
GS Yuasa Corp.	(2,800)	(59,903)	1.5
GungHo Online Entertainment, Inc.	(3,800)	(79,798)	2.0
Hachijuni Bank Ltd.	(92,300)	(340,825)	8.5
Haseko Corp.	(1,900)	(24,125)	0.6
Hitachi Transport System Ltd.	(600)	(27,509)	0.7
House Foods Group, Inc.	(2,300)	(59,104)	1.5
Idemitsu Kosan Co. Ltd.	(1,800)	(46,119)	1.2
Industrial & Infrastructure Fund Investment Corp.	(39)	(65,237)	1.6
IR Japan Holdings Ltd.	(2,700)	(120,240)	3.0
Iwatani Corp.	(12,600)	(594,010)	14.9
Japan Airlines Co. Ltd.	(24,400)	(461,833)	11.6
Japan Airport Terminal Co. Ltd.	(10,200)	(441,949)	11.1
Japan Aviation Electronics Industry Ltd.	(32,100)	(513,025)	12.8
Japan Hotel REIT Investment Corp.	(554)	(270,081)	6.8
Japan Logistics Fund, Inc.	(23)	(63,752)	1.6
Japan Real Estate Investment Corp.	(25)	(137,474)	3.4
Japan Retail Fund Investment Corp.	(225)	(189,610)	4.7
Japan Steel Works Ltd.	(1,700)	(56,516)	1.4
JFE Holdings Inc.	(6,100)	(78,366)	2.0
Justsystems Corp.	(19,100)	(826,690)	20.7
Kadokawa Dwango	(12,800)	(265,781)	6.7
Kagome Co. Ltd.	(5,200)	(135,311)	3.4
Kansai Electric Power Co Inc/The	(1,300)	(12,271)	0.3
Kirin Holdings Co Ltd.	(12,900)	(206,763)	5.2
Koei Tecmo Holdings Co. Ltd.	(700)	(25,324)	0.6
Konami Holdings Corp.	(1,800)	(97,038)	2.4

31

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
Kotobuki Spirits Co. Ltd.	(6,200)	$(252,130)	6.3%
Kubota Corp.	(2,900)	(62,192)	1.6
Lasertec Corp.	(4,200)	(942,217)	23.6
Matsui Securities Co. Ltd.	(2,500)	(17,484)	0.4
Matsumotokiyoshi Holdings Co. Ltd.	(1,300)	(44,497)	1.1
McDonald’s Holdings Co. Japan Ltd.	(21,400)	(934,547)	23.4
Medipal Holdings Corp.	(1,500)	(26,993)	0.7
MINEBEA MITSUMI, Inc.	(10,600)	(259,388)	6.5
Mitsubishi UFJ Financial Group, Inc.	(187,700)	(1,137,702)	28.5
Mitsui & Co. Ltd.	(1,500)	(37,403)	0.9
Mitsui Fudosan Logistics Park, Inc.	(69)	(339,364)	8.5
Mitsui High-Tec, Inc.	(2,200)	(162,823)	4.1
Mori Hills REIT Investment Corp.	(59)	(72,289)	1.8
Morinaga Milk Industry Co. Ltd.	(13,600)	(659,356)	16.5
Nidec Corp.	(6,800)	(602,683)	15.1
Nintendo Co. Ltd.	(3,100)	(1,519,128)	38.0
Nippon Accommodations Fund, Inc.	(2)	(10,810)	0.3
Nippon Building Fund, Inc.	(71)	(411,171)	10.3
Nippon Electric Glass Co. Ltd.	(5,300)	(132,396)	3.3
Nippon Kayaku Co. Ltd.	(103,700)	(1,031,038)	25.8
Nippon Steel Corp.	(1,400)	(22,882)	0.6
Nishi-Nippon Railroad Co. Ltd.	(7,300)	(163,276)	4.1
Nomura Holdings, Inc.	(171,500)	(757,609)	19.0
Oji Holdings Corp.	(65,600)	(349,194)	8.7
Ono Pharmaceutical Co. Ltd.	(600)	(14,551)	0.4
Open House Co. Ltd.	(6,700)	(346,880)	8.7
Orient Corp.	(41,200)	(44,033)	1.1
ORIX Corp.	(30,100)	(620,876)	15.5
Orix JREIT, Inc.	(12)	(17,221)	0.4
Osaka Gas Co. Ltd.	(2,800)	(47,618)	1.2
Rengo Co. Ltd.	(12,200)	(91,038)	2.3
RENOVA, Inc.	(5,300)	(75,346)	1.9
Sankyo Co. Ltd.	(900)	(23,173)	0.6
Seven & i Holdings Co. Ltd.	(10,200)	(518,758)	13.0
Sharp Corp.	(7,700)	(85,594)	2.1
Shimano, Inc.	(400)	(89,697)	2.2
Shinko Electric Industries Co. Ltd.	(53,700)	(2,471,182)	61.9
Shinsei Bank Ltd.	(2,300)	(42,645)	1.1
Shiseido Co. Ltd.	(6,800)	(343,019)	8.6
Shizuoka Bank Ltd.	(2,600)	(20,429)	0.5
Shochiku Co. Ltd.	(1,500)	(155,292)	3.9
Showa Denko KK	(12,300)	(255,517)	6.4
Sony Corp.	(27,400)	(3,065,196)	76.7
Sumitomo Bakelite Co. Ltd.	(3,100)	(149,390)	3.7
T&D Holdings, Inc.	(1,100)	(16,256)	0.4
TechnoPro Holdings Inc.	(1,000)	(25,582)	0.6
THK Co. Ltd.	(12,200)	(304,838)	7.6
Tokai Carbon Co. Ltd.	(15,000)	(155,575)	3.9
Tokyo Electric Power Co. Holdings, Inc.	(761,300)	(2,028,294)	50.8
Tokyo Tatemono Co. Ltd.	(38,800)	(578,370)	14.5
Tokyu Corp.	(24,800)	(329,538)	8.2
Tokyu Fudosan Holdings Corp.	(87,400)	(478,793)	12.0
Toyota Boshoku Corp.	(12,200)	(216,250)	5.4
Toyota Motor Corp.	(276,500)	(5,464,517)	136.8
Ulvac, Inc.	(1,300)	(66,146)	1.7
West Japan Railway Co.	(800)	(33,523)	0.8
Yamato Kogyo Co. Ltd.	(24,100)	(741,526)	18.6

		(40,277,583)

Security	Shares		Value		% of Basket Value

Jersey
Novocure Ltd.	(1,489)		$(102,220)		2.6%

Luxembourg
ArcelorMittal	(35,646)		(1,058,830)		26.5
Grand City Properties SA	(1,756)		(38,754)		1.0
Tenaris SA	(63,505)		(775,200)		19.4

			(1,872,784)

Netherlands
Aegon NV Alfen Beheer BV BE Semiconductor Industries NV Koninklijke DSM NV Koninklijke KPN NV NN Group NV Prosus NV SBM Offshore NV Universal Music Group NV	(82,401 (2,463 (3,591 (1,062 (111,646 (7,379 (48,494 (2,930 (23,915	) ) ) ) ) ) ) ) )	(464,865 (183,670 (301,099 (199,083 (368,265 (412,945 (4,034,500 (46,371 (590,441	) ) ) ) ) ) ) ) )	11.6 4.6 7.5 5.0 9.2 10.4 101.0 1.2 14.8

			(6,601,239)

New Zealand
Auckland International Airport Ltd.	(75,427)		(358,044)		9.0
Fletcher Building Ltd.	(207,988)		(884,589)		22.1
Meridian Energy Ltd.	(34,981)		(100,835)		2.5

			(1,343,468)

Norway
Adevinta ASA	(10,754)		(112,824)		2.8
Aker ASA	(299)		(25,578)		0.6
DNB Bank ASA	(2,112)		(50,266)		1.3
NEL ASA	(18,020)		(24,467)		0.6
Salmar Asa	(5,548)		(378,280)		9.5
Scatec ASA	(1,676)		(24,754)		0.6
Yara International ASA	(1,604)		(82,362)		2.1

			(698,531)

Russia
Evraz PLC	(200,762)		(1,363,900)		34.1

Singapore
CapitaLand Integrated Commercial Trust	(136,069)		(196,170)		4.9
Grab Holdings Ltd., Class A	(36,024)		(203,896)		5.1
Kenon Holdings Ltd.	(5,118)		(287,728)		7.2
Keppel DC REIT	(390,000)		(619,083)		15.5
SATS Ltd.	(84,700)		(246,342)		6.2
Sembcorp Industries Ltd.	(459,000)		(779,515)		19.5
Singapore Press Holdings Ltd.	(69,500)		(119,884)		3.0
Venture Corp. Ltd.	(20,800)		(272,516)		6.8
Wilmar International Ltd.	(30,300)		(96,390)		2.4

			(2,821,524)

Spain
Acerinox SA	(5,658)		(72,101)		1.8
ACS Actividades de Construccion y Servicios SA	(35,589)		(898,501)		22.5
Aena SME SA	(3,464)		(559,722)		14.0
Amadeus IT Group SA	(2,678)		(184,140)		4.6
CaixaBank SA	(119,901)		(385,767)		9.7
EDP Renovaveis SA	(13,870)		(291,567)		7.3
Mapfre SA	(82,319)		(178,780)		4.5
Naturgy Energy Group SA	(26,319)		(833,320)		20.9

S C H E D U L E O F I N V E S T M E N T S	32

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Spain (continued)
Repsol SA	(3,780)	$(48,035)	1.2%
Solaria Energia y Medio Ambiente SA	(22,528)	(393,670)	9.8

		(3,845,603)

Sweden
Embracer Group AB	(85,430)	(857,147)	21.5
Investor AB	(561)	(12,762)	0.3
Kinnevik AB, Class B	(1,246)	(37,241)	0.9
Sinch AB	(64,167)	(659,697)	16.5
Skandinaviska Enskilda Banken AB	(91,425)	(1,181,837)	29.6
Stillfront Group AB	(6,556)	(31,910)	0.8
Sweco AB	(3,995)	(56,160)	1.4
Swedbank AB, A Shares	(41,198)	(806,583)	20.2
Telia Co. AB	(292,412)	(1,152,511)	28.9
Thule Group AB	(16,281)	(785,826)	19.7
Volvo AB	(7,227)	(165,310)	4.1
Volvo AB	(115,118)	(2,597,801)	65.0

		(8,344,785)

Switzerland
Bachem Holding AG	(146)	(87,091)	2.2
Chubb Ltd.	(4,101)	(809,045)	20.3
Flughafen Zurich AG	(202)	(37,373)	0.9
Georg Fischer AG	(1,284)	(1,877,615)	47.0
Helvetia Holding AG	(1,571)	(197,532)	4.9
Logitech International SA	(7,152)	(600,979)	15.0
Novartis AG	(22,474)	(1,952,754)	48.9
On Holding AG, Class A	(25,996)	(685,515)	17.2
Roche Holding AG	(123)	(50,651)	1.3
Roche Holding AG	(503)	(194,661)	4.9
Sonova Holding AG	(69)	(24,581)	0.6
Swisscom AG	(3,845)	(2,197,706)	55.0
UBS Group AG	(30,330)	(562,608)	14.1
Vifor Pharma AG	(7,655)	(1,356,060)	33.9
Zur Rose Group AG	(536)	(131,210)	3.3

		(10,765,381)

United Kingdom
3i Group PLC	(68,113)	(1,268,523)	31.8
Admiral Group PLC	(2,645)	(112,467)	2.8
Amcor PLC	(44,099)	(529,629)	13.3
AstraZeneca PLC	(6,763)	(786,726)	19.7
Avast PLC	(84,953)	(700,601)	17.5
AVEVA Group PLC	(14,284)	(566,815)	14.2
B&M European Value Retail SA	(227,190)	(1,739,734)	43.6
Berkeley Group Holdings PLC	(8,632)	(492,628)	12.3
BT Group PLC	(478,133)	(1,266,417)	31.7
Clarivate PLC	(23,597)	(388,407)	9.7
CNH Industrial NV	(3,661)	(55,801)	1.4
Deliveroo PLC	(390,835)	(821,129)	20.6
DS Smith PLC	(11,872)	(60,630)	1.5
Farfetch Ltd., Class A	(13,406)	(291,044)	7.3
Games Workshop Group PLC	(3,592)	(385,126)	9.6
GlaxoSmithKline PLC	(57,158)	(1,275,537)	31.9
HSBC Holdings PLC	(220,904)	(1,572,249)	39.4
JD Sports Fashion PLC	(49,685)	(125,658)	3.1
Land Securities Group PLC	(99,286)	(1,066,375)	26.7
London Stock Exchange Group PLC	(4,216)	(412,803)	10.3
National Grid PLC	(97,765)	(1,430,587)	35.8
Nomad Foods Ltd.	(6,194)	(159,805)	4.0
nVent Electric PLC	(1,975)	(68,315)	1.7
Ocado Group PLC	(14,142)	(288,151)	7.2

Security	Shares	Value	% of Basket Value

United Kingdom (continued)
Reckitt Benckiser Group PLC	(10,398)	$(842,468)	21.1%
Sage Group PLC	(39,122)	(382,299)	9.6
Severn Trent PLC	(6,150)	(238,769)	6.0
Tate & Lyle PLC	(9,799)	(93,730)	2.4
UNITE Group PLC	(72,731)	(1,017,597)	25.5
WH Smith PLC	(7,551)	(169,410)	4.2
Wise PLC	(30,973)	(253,395)	6.3

		(18,862,825)

United States
10X Genomics, Inc., Class A	(4,645)	(447,174)	11.2
Acuity Brands, Inc.	(1,717)	(328,857)	8.2
Advanced Drainage Systems, Inc.	(2,831)	(320,158)	8.0
AECOM	(5,810)	(401,645)	10.1
Affirm Holdings, Inc.	(3,873)	(248,143)	6.2
Aflac, Inc.	(11,511)	(723,121)	18.1
Agree Realty Corp.	(1,605)	(104,935)	2.6
Airbnb, Inc., Class A	(3,787)	(583,084)	14.6
Albemarle Corp.	(6,754)	(1,490,878)	37.3
Alight, Inc., Class A	(25,404)	(245,403)	6.1
Alliant Energy Corp.	(1,351)	(80,871)	2.0
Alnylam Pharmaceuticals, Inc.	(623)	(85,725)	2.1
Amazon.com, Inc.	(49)	(146,582)	3.7
AMERCO	(2,980)	(1,814,671)	45.4
American Electric Power Co., Inc.	(9,681)	(875,162)	21.9
Americold Realty Trust	(54,560)	(1,552,232)	38.9
Ameriprise Financial, Inc.	(1,972)	(600,099)	15.0
Amphenol Corp., Class A	(36,500)	(2,905,035)	72.7
Amplitude, Inc., Class A	(8,992)	(353,476)	8.8
Analog Devices, Inc.	(3,519)	(577,010)	14.4
Anaplan, Inc.	(5,018)	(242,269)	6.1
Apartment Income REIT Corp.	(452)	(23,875)	0.6
Appian Corp.	(310)	(17,475)	0.4
AppLovin Corp., Class A	(1,098)	(70,733)	1.8
Aramark	(17,583)	(602,921)	15.1
Arrowhead Pharmaceuticals, Inc.	(6,724)	(354,758)	8.9
Arthur J Gallagher & Co.	(447)	(70,599)	1.8
Asana, Inc., Class A	(5,975)	(313,568)	7.9
Aspen Technology, Inc.	(9,840)	(1,477,574)	37.0
Assurant, Inc.	(3,730)	(568,862)	14.2
Atkore International Group, Inc.	(3,377)	(363,973)	9.1
Autodesk, Inc.	(876)	(218,816)	5.5
Avalara, Inc.	(1,315)	(144,150)	3.6
Avery Dennison Corp.	(117)	(24,034)	0.6
AZEK Co., Inc.	(2,952)	(97,505)	2.4
Ball Corp.	(3,728)	(361,989)	9.1
Bank of New York Mellon Corp.	(4,268)	(252,922)	6.3
BankUnited, Inc.	(4,545)	(189,754)	4.8
Bath & Body Works, Inc.	(3,053)	(171,182)	4.3
Baxter International, Inc.	(12,138)	(1,037,071)	26.0
Becton Dickinson & Co.	(11,923)	(3,030,111)	75.9
Bentley Systems, Inc., Class B	(514)	(20,647)	0.5
Berkshire Hathaway, Inc., Class B	(4,967)	(1,554,770)	38.9
Berry Global Group, Inc.	(10,948)	(738,114)	18.5
Bill.com Holdings, Inc.	(2,018)	(379,808)	9.5
Biohaven Pharmaceutical Holding Co. Ltd.	(768)	(102,044)	2.6
Blackstone Mortgage Trust, Inc., Class A	(12,148)	(381,690)	9.6
Boston Beer Co., Inc.	(391)	(164,545)	4.1
Boston Properties, Inc.	(38)	(4,259)	0.1
Boston Scientific Corp.	(792)	(33,977)	0.9
Bright Horizons Family Solutions, Inc.	(1,178)	(151,267)	3.8
Brooks Automation, Inc.	(10,114)	(853,015)	21.4

33

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Brunswick Corp.	(11,168)	$(1,013,943)	25.4%
Bumble, Inc., Class A	(7,040)	(207,750)	5.2
Bunge Ltd.	(2,391)	(236,374)	5.9
Burlington Stores, Inc.	(8,532)	(2,021,487)	50.6
CACI International, Inc., Class A	(3,117)	(771,333)	19.3
Cadence Bank	(565)	(17,611)	0.4
Caesars Entertainment, Inc.	(19,856)	(1,511,836)	37.8
Camping World Holdings, Inc., Class A	(1,645)	(54,614)	1.4
Cano Health, Inc.	(5,464)	(31,582)	0.8
Cargurus, Inc.	(424)	(13,526)	0.3
CarMax, Inc.	(2,331)	(259,137)	6.5
Carvana Co.	(4,546)	(736,725)	18.4
Celanese Corp.	(12,348)	(1,922,707)	48.1
Celsius Holdings, Inc.	(5,295)	(252,730)	6.3
Ceridian HCM Holding, Inc.	(11,390)	(863,590)	21.6
CF Industries Holdings, Inc.	(5,840)	(402,201)	10.1
ChargePoint Holdings, Inc.	(46,823)	(648,499)	16.2
Chart Industries, Inc.	(4,430)	(539,884)	13.5
Chegg, Inc.	(13,364)	(353,745)	8.9
Chesapeake Energy Corp.	(5,037)	(343,372)	8.6
Chipotle Mexican Grill, Inc.	(100)	(148,558)	3.7
Church & Dwight Co., Inc.	(19,601)	(2,012,043)	50.4
Churchill Downs, Inc.	(487)	(102,416)	2.6
Citizens Financial Group, Inc.	(5,372)	(276,497)	6.9
Citrix Systems, Inc.	(15,605)	(1,590,774)	39.8
Cleveland-Cliffs, Inc.	(42,524)	(728,861)	18.2
Cloudflare, Inc., Class A	(6,152)	(593,053)	14.8
Cognizant Technology Solutions Corp., Class A	(21,340)	(1,822,863)	45.6
Coherent, Inc.	(4,842)	(1,251,560)	31.3
Coinbase Global, Inc., Class A	(3,420)	(650,313)	16.3
Colfax Corp.	(21,324)	(876,843)	22.0
Columbia Sportswear Co.	(982)	(91,198)	2.3
Conagra Brands, Inc.	(5,807)	(201,851)	5.1
Concentrix Corp.	(448)	(90,044)	2.3
Confluent, Inc., Class A	(699)	(45,708)	1.1
Constellation Brands, Inc., Class A	(3,698)	(879,199)	22.0
Cooper Cos., Inc.	(2,429)	(967,471)	24.2
Corning, Inc.	(3,685)	(154,917)	3.9
Corteva, Inc.	(3,660)	(175,973)	4.4
CoStar Group, Inc.	(2,930)	(205,569)	5.1
Crane Co.	(1,376)	(142,430)	3.6
Crown Holdings, Inc.	(1,962)	(224,453)	5.6
Darling Ingredients, Inc.	(1,716)	(109,429)	2.7
Datadog, Inc., Class A	(15,353)	(2,243,227)	56.2
DaVita, Inc.	(9,907)	(1,073,622)	26.9
Deckers Outdoor Corp.	(1,324)	(423,985)	10.6
Deere & Co.	(2,111)	(794,580)	19.9
Diamondback Energy, Inc.	(5,285)	(666,756)	16.7
Dick’s Sporting Goods, Inc.	(1,705)	(196,757)	4.9
Digital Turbine, Inc.	(14,477)	(639,160)	16.0
DigitalOcean Holdings, Inc.	(2,045)	(117,260)	2.9
Dillard’s, Inc., Class A	(795)	(201,707)	5.1
DISH Network Corp., Class A	(20,675)	(649,195)	16.3
Dominion Energy, Inc.	(2,605)	(210,119)	5.3
DoorDash, Inc., Class A	(2,255)	(255,920)	6.4
Doximity, Inc., Class A	(21,858)	(996,069)	24.9
Duke Realty Corp.	(771)	(44,548)	1.1
Dun & Bradstreet Holdings, Inc.	(132,638)	(2,660,718)	66.6
DuPont de Nemours, Inc.	(6,222)	(476,605)	11.9
Dutch Bros, Inc., Class A	(14,983)	(781,363)	19.6
Eagle Materials, Inc.	(3,901)	(568,961)	14.2
Eastman Chemical Co.	(2,900)	(344,897)	8.6

Security	Shares	Value	% of Basket Value

United States (continued)
eBay, Inc.	(967)	$(58,088)	1.5%
Electronic Arts, Inc.	(495)	(65,667)	1.6
Element Solutions, Inc.	(41,895)	(940,124)	23.5
Enphase Energy, Inc.	(4,258)	(598,121)	15.0
Essential Utilities, Inc.	(15,015)	(731,831)	18.3
Exact Sciences Corp.	(2,249)	(171,734)	4.3
Exelon Corp.	(1,722)	(99,790)	2.5
eXp World Holdings, Inc.	(358)	(9,716)	0.2
F5, Inc.	(1,053)	(218,624)	5.5
Facebook, Inc., Class A	(3,578)	(1,120,844)	28.1
Fidelity National Financial, Inc.	(4,103)	(206,586)	5.2
First Citizens BancShares, Inc., Class A	(30)	(23,372)	0.6
First Industrial Realty Trust, Inc.	(2,566)	(155,961)	3.9
First Solar, Inc.	(1,754)	(137,479)	3.4
FirstEnergy Corp.	(4,799)	(201,366)	5.0
Fisker, Inc.	(9,491)	(112,089)	2.8
FleetCor Technologies, Inc.	(738)	(175,836)	4.4
Floor & Decor Holdings, Inc., Class A	(4,504)	(489,675)	12.3
Flowers Foods, Inc.	(1,223)	(34,403)	0.9
FMC Corp.	(4,369)	(482,207)	12.1
Fox Factory Holding Corp.	(315)	(41,917)	1.1
Frontier Communications Parent, Inc.	(7,745)	(206,482)	5.2
GameStop Corp., Class A	(5,612)	(611,315)	15.3
Generac Holdings, Inc.	(291)	(82,173)	2.1
General Mills, Inc.	(9,881)	(678,627)	17.0
General Motors Co.	(85,217)	(4,493,492)	112.5
Gentex Corp.	(1,336)	(41,950)	1.1
Globe Life, Inc.	(1,658)	(169,613)	4.2
GoodRx Holdings, Inc., Class A	(2,589)	(62,162)	1.6
Goodyear Tire & Rubber Co.	(14,956)	(310,038)	7.8
Guardant Health, Inc.	(4,932)	(343,021)	8.6
GXO Logistics, Inc.	(23,306)	(1,892,680)	47.4
Hasbro, Inc.	(14,536)	(1,344,289)	33.7
HCA Healthcare, Inc.	(1,301)	(312,305)	7.8
Healthcare Trust of America, Inc., Class A	(19,561)	(636,711)	15.9
HealthEquity, Inc.	(286)	(15,284)	0.4
Healthpeak Properties, Inc.	(9,695)	(342,912)	8.6
Helen of Troy Ltd.	(189)	(39,563)	1.0
Herbalife Nutrition Ltd.	(3,593)	(152,738)	3.8
Hershey Co.	(5,583)	(1,100,242)	27.5
Hertz Global Holdings, Inc.	(8,189)	(157,720)	3.9
Hilton Grand Vacations, Inc.	(620)	(30,293)	0.8
Hormel Foods Corp.	(7,903)	(375,155)	9.4
Houlihan Lokey, Inc.	(2,046)	(217,449)	5.4
Howmet Aerospace Inc.	(124,026)	(3,855,968)	96.5
Huntsman Corp.	(18,506)	(663,070)	16.6
IAC/InterActiveCorp	(33,344)	(4,552,790)	114.0
II-VI, Inc.	(8,661)	(549,107)	13.7
Illumina, Inc.	(435)	(151,737)	3.8
Inari Medical, Inc.	(13,380)	(984,233)	24.6
Ingersoll Rand, Inc.	(39,803)	(2,237,327)	56.0
Ingredion, Inc.	(316)	(29,925)	0.8
Innovative Industrial Properties, Inc.	(6,414)	(1,271,191)	31.8
Inspire Medical Systems, Inc.	(886)	(196,063)	4.9
International Business Machines Corp.	(25,558)	(3,413,782)	85.5
Intuitive Surgical, Inc.	(118)	(33,533)	0.8
IPG Photonics Corp.	(1,794)	(277,119)	6.9
Jefferies Financial Group, Inc.	(15,012)	(550,040)	13.8
KBR, Inc.	(19,594)	(850,380)	21.3
Kimberly-Clark Corp.	(22,425)	(3,086,801)	77.3
Kite Realty Group Trust	(5,846)	(122,064)	3.1
Kroger Co.	(21,216)	(924,805)	23.2

S C H E D U L E O F I N V E S T M E N T S	34

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Las Vegas Sands Corp.	(17,492)	$(766,150)	19.2%
Leidos Holdings, Inc.	(5,896)	(527,397)	13.2
Liberty Broadband Corp., Class A	(9,306)	(1,361,933)	34.1
Liberty Broadband Corp., Class C	(4,392)	(651,817)	16.3
Live Nation Entertainment, Inc.	(6,413)	(702,288)	17.6
Livent Corp.	(7,424)	(170,826)	4.3
LKQ Corp.	(7,326)	(402,124)	10.1
Loews Corp.	(2,086)	(124,451)	3.1
Louisiana-Pacific Corp.	(3,261)	(216,661)	5.4
Luminar Technologies, Inc.	(52,192)	(764,091)	19.1
Lyft, Inc., Class A	(2,143)	(82,548)	2.1
LyondellBasell Industries NV, Class A	(17,974)	(1,738,625)	43.5
Madison Square Garden Co.	(19,526)	(3,242,683)	81.2
Mandiant, Inc.	(28,407)	(428,662)	10.7
Marathon Petroleum Corp.	(37,345)	(2,679,504)	67.1
Maravai LifeSciences Holdings, Inc., Class A	(20,425)	(590,691)	14.8
Marqeta, Inc., Class A	(9,669)	(114,094)	2.9
Marriott International, Inc., Class A	(1,116)	(179,810)	4.5
Matador Resources Co.	(295)	(13,207)	0.3
Match Group, Inc.	(13,284)	(1,497,107)	37.5
Mattel, Inc.	(4,737)	(99,098)	2.5
McCormick & Co., Inc.	(5,767)	(578,488)	14.5
Medical Properties Trust, Inc.	(15,101)	(343,699)	8.6
MGM Resorts International	(36,162)	(1,544,841)	38.7
Mirati Therapeutics, Inc.	(414)	(49,390)	1.2
MKS Instruments, Inc.	(1,776)	(275,866)	6.9
Moderna, Inc.	(927)	(156,969)	3.9
MongoDB, Inc.	(616)	(249,548)	6.2
Monster Beverage Corp.	(4,736)	(410,706)	10.3
nCino, Inc.	(469)	(21,494)	0.5
Netflix, Inc.	(2,903)	(1,239,987)	31.0
New Relic, Inc.	(1,221)	(128,376)	3.2
New Residential Investment Corp.	(67,955)	(723,721)	18.1
New York Times Co., Class A	(6,435)	(257,593)	6.4
NextEra Energy, Inc.	(6,163)	(481,454)	12.1
Nikola Corp.	(41,175)	(330,635)	8.3
Northern Trust Corp.	(2,269)	(264,656)	6.6
Northrop Grumman Corp.	(936)	(346,226)	8.7
Novavax, Inc.	(1,618)	(151,607)	3.8
NRG Energy, Inc.	(3,022)	(120,668)	3.0
Olaplex Holdings, Inc.	(2,896)	(63,249)	1.6
Omega Healthcare Investors, Inc.	(13,595)	(427,971)	10.7
ON Semiconductor Corp.	(11,242)	(663,278)	16.6
OneMain Holdings, Inc.	(5,251)	(271,267)	6.8
Onto Innovation, Inc.	(7,237)	(662,475)	16.6
Opendoor Technologies, Inc.	(60,467)	(600,437)	15.0
Organon & Co.	(28,672)	(914,924)	22.9
PACCAR, Inc.	(39,739)	(3,695,330)	92.5
Packaging Corp. of America, Class A	(7,764)	(1,169,491)	29.3
PacWest Bancorp	(6,223)	(288,934)	7.2
Palantir Technologies, Inc., Class A	(56,500)	(774,615)	19.4
Palo Alto Networks, Inc.	(234)	(121,072)	3.0
Parker-Hannifin Corp.	(957)	(296,680)	7.4
PDC Energy, Inc.	(6,255)	(370,734)	9.3
Peloton Interactive, Inc., Class A	(8,473)	(231,567)	5.8
Penn National Gaming, Inc.	(2,291)	(104,492)	2.6
PennyMac Financial Services, Inc.	(710)	(44,517)	1.1
PerkinElmer, Inc.	(11,566)	(1,991,318)	49.9
PG&E Corp.	(55,980)	(715,984)	17.9
Pioneer Natural Resources Co.	(8,366)	(1,831,234)	45.8
Plug Power, Inc.	(17,892)	(391,298)	9.8
Polaris, Inc.	(2,418)	(272,243)	6.8

Security	Shares	Value	% of Basket Value

United States (continued)
Post Holdings, Inc.	(2,096)	$(221,799)	5.6%
Procore Technologies, Inc.	(4,713)	(294,845)	7.4
Procter & Gamble Co.	(4,091)	(656,401)	16.4
Progressive Corp.	(11,796)	(1,281,753)	32.1
Progyny, Inc.	(1,418)	(57,429)	1.4
Prosperity Bancshares, Inc.	(366)	(26,809)	0.7
Q2 Holdings, Inc.	(3,301)	(215,390)	5.4
QuantumScape Corp.	(48,331)	(806,644)	20.2
Raytheon Technologies Corp.	(4,549)	(410,274)	10.3
Redfin Corp.	(7,880)	(233,012)	5.8
Regal Beloit Corp.	(10,034)	(1,590,188)	39.8
Rexford Industrial Realty, Inc.	(6,995)	(511,824)	12.8
Robinhood Markets, Inc., Class A	(4,474)	(63,307)	1.6
Rocket Cos., Inc., Class A	(5,808)	(73,413)	1.8
Rocket Lab USA, Inc.	(43,843)	(396,341)	9.9
Rollins, Inc.	(626)	(19,312)	0.5
RPM International, Inc.	(16,562)	(1,467,559)	36.7
Ryman Hospitality Properties, Inc.	(135)	(11,934)	0.3
Saia, Inc.	(362)	(102,909)	2.6
Scotts Miracle-Gro Co.	(210)	(31,752)	0.8
Sealed Air Corp.	(4,612)	(313,247)	7.8
SEI Investments Co.	(3,825)	(224,183)	5.6
Sensata Technologies Holding PLC	(10,333)	(592,701)	14.8
SentinelOne, Inc., Class A	(12,196)	(545,771)	13.7
Shift4 Payments, Inc., Class A	(14,366)	(757,376)	19.0
Signature Bank	(1,476)	(449,634)	11.3
Silvergate Capital Corp., Class A	(8,384)	(903,292)	22.6
SiTime Corp.	(4,407)	(1,027,228)	25.7
Six Flags Entertainment Corp.	(1,724)	(68,081)	1.7
Skechers U.S.A., Inc., Class A	(2,778)	(116,676)	2.9
Skyworks Solutions, Inc.	(3,584)	(525,128)	13.1
Snowflake, Inc., Class A	(1,903)	(525,038)	13.1
SoFi Technologies, Inc.	(64,345)	(803,026)	20.1
Spirit AeroSystems Holdings, Inc., Class A	(12,805)	(561,243)	14.1
Sprout Social, Inc., Class A	(3,347)	(230,441)	5.8
SS&C Technologies Holdings, Inc.	(5,761)	(460,131)	11.5
STAAR Surgical Co.	(1,248)	(90,755)	2.3
STAG Industrial, Inc.	(1,698)	(72,556)	1.8
Starwood Property Trust, Inc.	(17,753)	(439,387)	11.0
State Street Corp.	(18,934)	(1,789,263)	44.8
STERIS PLC	(617)	(138,455)	3.5
Sunrun, Inc.	(5,511)	(142,900)	3.6
Switch, Inc., Class A	(64,498)	(1,653,084)	41.4
SYNNEX Corp.	(5,468)	(571,789)	14.3
Teledyne Technologies Inc.	(819)	(345,151)	8.6
Tenet Healthcare Corp.	(5,488)	(406,771)	10.2
Terreno Realty Corp.	(6,540)	(488,996)	12.2
Tesla, Inc.	(2,226)	(2,085,139)	52.2
TJX Cos., Inc.	(6,601)	(475,074)	11.9
T-Mobile US, Inc.	(2,097)	(226,832)	5.7
TopBuild Corp.	(1,234)	(287,090)	7.2
Tradeweb Markets, Inc., Class A	(3,377)	(286,268)	7.2
TransDigm Group, Inc.	(412)	(253,870)	6.4
Trupanion, Inc.	(633)	(60,293)	1.5
TuSimple Holdings, Inc., Class A	(29,243)	(548,599)	13.7
Twilio Inc, Class A	(1,995)	(411,209)	10.3
Tyson Foods, Inc., Class A	(40,785)	(3,706,949)	92.8
Uber Technologies, Inc.	(6,048)	(226,195)	5.7
UiPath, Inc., Class A	(3,866)	(141,225)	3.5
Unity Software, Inc.	(8,762)	(921,324)	23.1
Universal Health Services, Inc., Class B	(2,576)	(335,035)	8.4
Upstart Holdings, Inc.	(2,206)	(240,476)	6.0

35

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Upwork, Inc.	(672)	$(18,278)	0.5%
US Foods Holding Corp.	(5,828)	(205,495)	5.1
Valley National Bancorp	(12,550)	(174,696)	4.4
Verizon Communications, Inc.	(28,053)	(1,493,261)	37.4
Vertex Pharmaceuticals, Inc.	(1,718)	(417,560)	10.5
Vertiv Holdings Co.	(52,431)	(1,093,711)	27.4
VICI Properties, Inc.	(43,749)	(1,252,096)	31.3
Victoria’s Secret & Co.	(16,081)	(897,802)	22.5
Virtu Financial, Inc., Class A	(30,829)	(953,541)	23.9
VMware, Inc., Class A	(2,832)	(363,855)	9.1
Vobile Group Ltd.	(440,000)	(301,488)	7.5
Warby Parker, Inc., Class A	(7,083)	(263,275)	6.6
Warner Music Group Corp., Class A	(11,718)	(498,015)	12.5
Wayfair, Inc., Class A	(1,721)	(268,338)	6.7
WESCO International, Inc.	(5,372)	(654,793)	16.4
Westinghouse Air Brake Technologies Corp.	(16,654)	(1,480,541)	37.1
Williams-Sonoma, Inc.	(564)	(90,545)	2.3
WillScot Mobile Mini Holdings Corp.	(30,663)	(1,135,758)	28.4
Wingstop, Inc.	(413)	(63,292)	1.6
Wolfspeed, Inc.	(17,802)	(1,677,660)	42.0
Workiva, Inc.	(2,497)	(295,345)	7.4
Xcel Energy, Inc.	(1,755)	(122,253)	3.1
YETI Holdings, Inc.	(1,999)	(131,094)	3.3
Zendesk, Inc.	(3,461)	(340,943)	8.5
Zillow Group, Inc., Class A	(9,727)	(484,988)	12.1
Zillow Group, Inc., Class C	(2,030)	(102,474)	2.6
ZoomInfo Technologies, Inc., Class A	(16,719)	(883,766)	22.1

		(198,752,675)

Rights

Spain
ACS Actividades de Construccion y Servicios	(125,832)	(62,979)	1.6
Telefonica SA	(256,962)	(42,494)	1.0

		(105,473)

Total Reference Entity — Short		(330,669,775)

Net Value of Reference Entity — BNP Paribas SA		$(3,994,469)

The following table represents the individual short positions and related values of the equity securities underlying the total return swap with Citibank N.A. as of period end, termination date February 24, 2023:

Security	Shares	Value	% of Basket Value

Reference Entity — Short

Common Stocks

Germany
Alstria Office REIT-AG	(4,571)	$(99,933)	100.0%

Net Value of Reference Entity — Citibank N.A.		$(99,933)

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Goldman Sachs & Co. as of period end, termination dates February 27, 2023 and February 28, 2023:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Australia
AGL Energy Ltd.	30,430	$153,686	(4.4)%
Alumina Ltd.	995,398	1,345,055	(38.3)
AMP Ltd.	52,495	32,722	(0.9)
Aristocrat Leisure Ltd.	52,634	1,525,742	(43.5)
Aurizon Holdings Ltd.	102,523	256,498	(7.3)
Bendigo & Adelaide Bank Ltd.	85,871	524,487	(14.9)
BHP Group Ltd.	34,351	1,101,656	(31.4)
BHP Group Ltd.	5,794	182,886	(5.2)
Charter Hall Group	3,148	37,706	(1.1)
CSR Ltd.	15,694	62,518	(1.8)
Domino’s Pizza Enterprises Ltd.	1,746	128,791	(3.7)
Downer EDI Ltd.	4,152	16,061	(0.5)
Flight Centre Travel Group Ltd.	16,659	197,613	(5.6)
Glencore PLC	18,848	98,191	(2.8)
Harvey Norman Holdings Ltd.	408,264	1,422,941	(40.5)
IDP Education Ltd.	483	10,096	(0.3)
Iluka Resources Ltd.	3,295	24,501	(0.7)
Insignia Financial Ltd.	201,945	506,457	(14.4)
JB Hi-Fi Ltd.	2,134	69,823	(2.0)
Magellan Financial Group Ltd.	2,216	29,486	(0.8)
Medibank Pvt Ltd.	6,193	13,571	(0.4)
Metcash Ltd.	231,873	650,750	(18.5)
Nufarm Ltd.	109,384	347,386	(9.9)
Origin Energy Ltd.	5,520	22,088	(0.6)
OZ Minerals Ltd.	1,451	25,171	(0.7)
Perpetual Ltd.	7,760	181,366	(5.2)
Platinum Asset Management Ltd.	148,195	260,529	(7.4)
QBE Insurance Group Ltd.	48,038	381,404	(10.9)
REA Group Ltd.	1,660	171,971	(4.9)
Sonic Healthcare Ltd.	8,549	230,227	(6.6)
South32 Ltd.	67,673	186,188	(5.3)
Wesfarmers Ltd.	2,525	94,214	(2.7)
Westpac Banking Corp.	9,121	131,552	(3.8)
Woodside Petroleum Ltd.	18,722	334,544	(9.5)

		10,757,877

Austria
ams AG	2,154	36,216	(1.0)

Belgium
Ackermans & van Haaren NV	1,155	222,944	(6.3)
Ageas SA	921	44,332	(1.3)
Anheuser-Busch InBev SA/NV	6,196	390,603	(11.1)
Azelis Group NV	19,462	495,555	(14.1)
Etablissements Franz Colruyt NV	2,229	90,541	(2.6)
Galapagos NV	1,590	107,142	(3.1)
Proximus SADP	8,038	164,141	(4.7)
Umicore SA	266	10,069	(0.3)

		1,525,327

S C H E D U L E O F I N V E S T M E N T S	36

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Canada
Agnico Eagle Mines Ltd.	10,691	$510,601	(14.5)%
Air Canada	1,178	21,185	(0.6)
AltaGas Ltd.	9,498	195,093	(5.6)
ARC Resources Ltd.	3,761	44,056	(1.3)
Atco Ltd., Class I	940	31,665	(0.9)
Brookfield Infrastructure Corp., Class A	624	41,387	(1.2)
Cameco Corp.	998	19,400	(0.6)
Canada Goose Holdings, Inc.	7,328	225,043	(6.4)
Canadian National Railway Co.	2,932	357,357	(10.2)
Canadian Utilities Ltd., Class A	1,651	47,966	(1.4)
Cargojet, Inc.	671	95,090	(2.7)
Cenovus Energy Inc.	15,007	218,290	(6.2)
CGI, Inc.	4,624	394,794	(11.2)
Constellation Software, Inc.	7	12,056	(0.3)
Crescent Point Energy Corp.	154,838	997,619	(28.4)
Descartes Systems Group Inc.	3,888	282,864	(8.1)
Docebo Inc.	2,030	114,727	(3.3)
Emera, Inc.	6,574	311,491	(8.9)
Enerplus Corp.	8,945	103,584	(2.9)
First Capital Real Estate Investment Trust	1,809	25,275	(0.7)
FirstService Corp.	275	43,850	(1.2)
Franco-Nevada Corp.	1,090	144,119	(4.1)
George Weston Ltd.	1,032	112,541	(3.2)
IGM Financial, Inc.	2,311	81,194	(2.3)
Imperial Oil Ltd.	2,901	118,696	(3.4)
Innergex Renewable Energy Inc.	25,800	378,531	(10.8)
Keyera Corp.	15,974	375,866	(10.7)
Kinaxis, Inc.	3,621	469,677	(13.4)
Lululemon Athletica, Inc.	1,151	384,158	(10.9)
National Bank of Canada	229	18,321	(0.5)
NexGen Energy Ltd.	110,658	455,290	(13.0)
Pembina Pipeline Corp.	41,170	1,307,179	(37.2)
Shopify, Inc., Class A	31	29,922	(0.9)
SNC-Lavalin Group Inc.	3,685	81,258	(2.3)
Suncor Energy Inc.	13,999	399,987	(11.4)
TC Energy Corp.	1,646	84,997	(2.4)
Teck Resources Ltd., Class B	16,434	507,571	(14.5)
TFI International, Inc.	1,179	113,480	(3.2)
TMX Group Ltd.	1,226	124,717	(3.6)
Toromont Industries Ltd.	700	59,083	(1.7)
Toronto-Dominion Bank	1,835	146,970	(4.2)
Wheaton Precious Metals Corp.	92,329	3,722,504	(106.1)
Yamana Gold, Inc.	18,727	77,345	(2.2)

		13,286,799

Chile
Antofagasta PLC	12,818	233,177	(6.6)

China
Chow Tai Fook Jewellery Group Ltd.	8,200	14,407	(0.4)

Denmark
Carlsberg A/S, Class B	4,680	757,835	(21.6)
Demant A/S	5,149	227,809	(6.5)
FLSmidth & Co. A/S	14,127	476,223	(13.6)
Genmab A/S	608	207,042	(5.9)
Novo Nordisk A/S, Class B	4,677	465,213	(13.3)
Novozymes A/S, B Shares	1,713	117,593	(3.3)

Security	Shares	Value	% of Basket Value

Denmark (continued)
Orsted A/S	505	$53,298	(1.5)%
SimCorp A/S	260	24,243	(0.7)

		2,329,256

Finland
Kesko OYJ, B Shares	4,071	128,575	(3.7)
Kone OYJ, Class B	12,868	833,385	(23.7)
Nokia OYJ	84,624	504,666	(14.4)
Outokumpu OYJ	4,123	26,712	(0.8)
Valmet OYJ	592	22,611	(0.6)
Wartsila OYJ Abp	4,321	53,349	(1.5)

		1,569,298

France
Air France-KLM	65,876	298,106	(8.5)
Airbus SE	498	63,591	(1.8)
ALD SA	86,298	1,293,214	(36.8)
Amundi SA	405	31,483	(0.9)
Atos SE	4,311	154,536	(4.4)
AXA SA	16,062	508,699	(14.5)
Capgemini SE	2,155	484,479	(13.8)
Carrefour SA	78,492	1,493,828	(42.6)
Cie Plastic Omnium SA	5,221	121,437	(3.5)
Electricite de France SA	100,359	965,274	(27.5)
Engie SA	293,721	4,517,958	(128.7)
Hermes International.	1,995	2,995,331	(85.3)
JCDecaux SA	2,636	72,158	(2.1)
Kering SA	7,356	5,493,202	(156.5)
Klepierre SA	2,841	75,566	(2.2)
Legrand SA	3,086	314,072	(8.9)
L’Oreal SA	12,737	5,440,567	(155.0)
Orpea SA	2,655	116,566	(3.3)
Pernod Ricard SA	10,627	2,273,108	(64.8)
Publicis Groupe SA	10,335	700,309	(20.0)
Remy Cointreau SA	11,817	2,464,238	(70.2)
Renault SA	18,517	735,910	(21.0)
Rubis SCA	25,234	816,895	(23.3)
Safran SA	1,370	165,865	(4.7)
Teleperformance	1,500	564,884	(16.1)
Unibail-Rodamco-Westfield	5,458	415,884	(11.8)
Valeo	22,302	624,202	(17.8)
Vinci SA	886	97,111	(2.8)
Wendel SE	5,050	548,512	(15.6)

		33,846,985

Germany
Continental AG, Class A	10,694	1,036,785	(29.5)
Daimler Truck Holding AG	1,550	54,644	(1.6)
Deutsche Boerse AG	418	74,301	(2.1)
Deutsche Post AG	9,669	581,886	(16.6)
Freenet AG	7,043	191,820	(5.5)
GEA Group AG	6,165	291,266	(8.3)
Gerresheimer AG	612	54,921	(1.6)
Hannover Rueck SE	104	20,797	(0.6)
HeidelbergCement AG	11,250	782,871	(22.3)
Hochtief AG	7,523	585,186	(16.7)
Infineon Technologies AG	569	23,629	(0.7)
K+S AG	1,289	24,609	(0.7)
Nemetschek SE	273	25,234	(0.7)
SAP SE	4,532	568,590	(16.2)

37

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Germany (continued)
Scout24 AG	3,616	$216,036	(6.2)%
Siemens AG	8,842	1,403,854	(40.0)
Siemens Energy AG	16,427	369,490	(10.5)
Symrise AG	541	64,649	(1.8)
Telefonica Deutschland Holding AG	38,496	110,513	(3.1)
thyssenkrupp AG	27,276	280,716	(8.0)

		6,761,797

Hong Kong
AIA Group Ltd.	209,400	2,186,096	(62.3)
ASM Pacific Technology Ltd.	10,900	109,054	(3.1)
Bank of East Asia Ltd.	122,600	209,242	(6.0)
Dah Sing Banking Group Ltd.	192,400	182,413	(5.2)
Melco Resorts & Entertainment Ltd.	5,177	54,669	(1.5)
Pacific Basin Shipping Ltd.	98,000	41,832	(1.2)
Shun Tak Holdings Ltd.	70,000	18,556	(0.5)
SITC International Holdings Co. Ltd.	72,000	274,434	(7.8)
Swire Pacific Ltd., Class A	11,000	66,639	(1.9)
Swire Properties Ltd.	112,800	300,693	(8.6)
United Energy Group Ltd.	3,036,000	447,785	(12.8)
Xinyi Glass Holdings Ltd.	151,000	400,296	(11.4)
Yue Yuen Industrial Holdings Ltd.	176,500	298,027	(8.5)

		4,589,736

Ireland
Accenture PLC, Class A	1,313	464,251	(13.2)
AIB Group PLC	40,791	107,741	(3.1)
Alkermes PLC	4,051	103,300	(2.9)
Experian PLC	14,830	619,418	(17.7)
James Hardie Industries PLC	1,962	66,032	(1.9)
Kerry Group PLC, Class A	12,186	1,535,406	(43.7)

		2,896,148

Israel
Bank Hapoalim BM	54,569	566,303	(16.1)
Bank Leumi Le-Israel BM	15,134	162,312	(4.6)
Bezeq The Israeli Telecommunication Corp. Ltd.	268,919	462,926	(13.2)
CyberArk Software Ltd.	245	33,602	(1.0)
Israel Discount Bank Ltd., Class A	51,140	342,937	(9.8)
Teva Pharmaceutical Industries Ltd.	73,343	618,281	(17.6)
Wix.com Ltd.	4,796	630,051	(17.9)

		2,816,412

Italy
Assicurazioni Generali SpA	19,967	420,200	(12.0)
BPER Banca	524,582	1,104,363	(31.5)
Mediobanca Banca di Credito Finanziario SpA	26,529	303,933	(8.6)
PRADA SpA	187,600	1,147,145	(32.7)

		2,975,641

Japan
Advantest Corp.	9,300	791,547	(22.5)
Ajinomoto Co., Inc.	2,000	55,803	(1.6)
Alfresa Holdings Corp.	17,700	252,382	(7.2)
Alps Alpine Co. Ltd.	29,200	318,469	(9.1)
Amada Co. Ltd.	57,400	555,718	(15.8)
Asahi Group Holdings Ltd.	15,100	616,393	(17.6)
Asahi Kasei Corp.	3,800	37,536	(1.1)
Astellas Pharma, Inc.	5,600	90,387	(2.6)
Benesse Holdings, Inc.	22,900	446,601	(12.7)
Bridgestone Corp.	37,500	1,642,171	(46.8)
Calbee, Inc.	31,800	731,964	(20.8)
Casio Computer Co. Ltd.	14,400	180,099	(5.1)

Security	Shares	Value	% of Basket Value

Japan (continued)
Chugai Pharmaceutical Co. Ltd.	13,200	$428,733	(12.2)%
Chugoku Electric Power Co., Inc.	2,400	18,863	(0.5)
Coca-Cola Bottlers Japan Holdings, Inc.	15,400	180,648	(5.1)
COMSYS Holdings Corp.	39,000	927,974	(26.4)
Cosmo Energy Holdings Co. Ltd.	5,000	100,519	(2.9)
Cosmos Pharmaceutical Corp.	600	74,931	(2.1)
Daifuku Co. Ltd.	1,800	124,965	(3.6)
Daiichi Sankyo Co. Ltd.	5,100	114,597	(3.3)
Daikin Industries Ltd.	1,400	293,922	(8.4)
Dentsu Group, Inc.	14,900	516,013	(14.7)
DMG Mori Co. Ltd.	4,200	66,645	(1.9)
Ebara Corp.	2,500	122,529	(3.5)
Eisai Co. Ltd.	5,600	280,476	(8.0)
Electric Power Development Co. Ltd.	1,300	17,059	(0.5)
Fuji Oil Holdings, Inc.	30,300	613,080	(17.5)
FUJIFILM Holdings Corp.	10,800	723,989	(20.6)
Fujitsu Ltd.	1,900	251,177	(7.2)
Hisamitsu Pharmaceutical Co., Inc.	9,000	274,211	(7.8)
Honda Motor Co. Ltd.	42,800	1,260,579	(35.9)
Hulic Co. Ltd.	13,600	131,453	(3.7)
Inpex Corp.	52,000	525,694	(15.0)
Internet Initiative Japan, Inc.	3,500	115,913	(3.3)
Itochu Techno-Solutions Corp.	400	10,912	(0.3)
Izumi Co. Ltd.	600	16,597	(0.5)
Japan Post Bank Co. Ltd.	10,000	98,378	(2.8)
Japan Post Holdings Co. Ltd.	7,800	66,577	(1.9)
Japan Post Insurance Co. Ltd.	10,500	184,103	(5.2)
Japan Tobacco, Inc.	32,200	642,869	(18.3)
JGC Holdings Corp.	20,200	198,491	(5.7)
Kajima Corp.	2,700	32,610	(0.9)
Kakaku.com, Inc.	4,000	82,846	(2.4)
Kamigumi Co. Ltd.	8,900	171,979	(4.9)
Kaneka Corp.	500	16,287	(0.5)
Kansai Paint Co. Ltd.	23,500	487,808	(13.9)
Kewpie Corp.	3,800	78,393	(2.2)
Keyence Corp.	1,100	564,215	(16.1)
Kobe Bussan Co. Ltd.	24,800	772,009	(22.0)
Koito Manufacturing Co. Ltd.	4,600	230,968	(6.6)
Komatsu Ltd.	16,800	422,166	(12.0)
Konica Minolta, Inc.	73,300	308,990	(8.8)
Kuraray Co. Ltd.	130,400	1,171,492	(33.4)
Kyocera Corp.	6,300	388,529	(11.1)
Kyowa Exeo Corp.	7,200	146,332	(4.2)
Lawson, Inc.	32,700	1,433,211	(40.8)
Lion Corp.	1,100	14,373	(0.4)
Mani Inc.	7,800	112,706	(3.2)
Maruwa Unyu Kikan Co. Ltd.	8,800	100,440	(2.9)
MISUMI Group, Inc.	400	12,977	(0.4)
Mitsubishi Materials Corp.	2,300	41,029	(1.2)
Mitsubishi Motors Corp.	172,300	491,952	(14.0)
Mitsui Fudosan Co. Ltd.	3,100	66,456	(1.9)
Mitsui Mining & Smelting Co. Ltd.	2,200	62,211	(1.8)
Mitsui OSK Lines Ltd.	6,500	503,376	(14.3)
MS&AD Insurance Group Holdings, Inc.	42,700	1,464,589	(41.7)
Nankai Electric Railway Co. Ltd.	1,200	23,824	(0.7)
NEC Corp.	11,700	456,455	(13.0)
NET One Systems Co. Ltd.	8,000	189,894	(5.4)
Nichirei Corp.	2,100	48,324	(1.4)
Nihon Kohden Corp.	16,100	427,020	(12.2)
Nikon Corp.	107,600	1,123,017	(32.0)
Nippon Television Holdings, Inc.	125,500	1,310,646	(37.3)

S C H E D U L E O F I N V E S T M E N T S	38

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
Nippon Yusen KK	4,800	$376,288	(10.7)%
Nissan Motor Co. Ltd.	136,200	720,850	(20.5)
Nissin Foods Holdings Co. Ltd.	2,600	184,425	(5.2)
Nitori Holdings Co. Ltd.	800	114,610	(3.3)
Nitto Denko Corp.	4,200	327,010	(9.3)
NOK Corp.	14,800	158,240	(4.5)
Nomura Research Institute Ltd.	1,400	49,008	(1.4)
NSK Ltd.	52,900	360,833	(10.3)
Obayashi Corp.	81,000	656,274	(18.7)
Olympus Corp.	19,600	438,590	(12.5)
Omron Corp.	27,300	1,995,889	(56.9)
Otsuka Holdings Co. Ltd.	2,300	78,470	(2.2)
Pan Pacific International Holdings Corp.	6,700	90,174	(2.6)
PeptiDream, Inc.	9,000	161,575	(4.6)
Pola Orbis Holdings, Inc.	5,100	76,012	(2.2)
Recruit Holdings Co. Ltd.	7,400	365,771	(10.4)
Ricoh Co. Ltd.	56,500	477,109	(13.6)
Rohm Co. Ltd.	200	16,847	(0.5)
Santen Pharmaceutical Co. Ltd.	28,900	328,136	(9.3)
Sega Sammy Holdings, Inc.	2,100	35,260	(1.0)
Seiko Epson Corp.	6,800	105,920	(3.0)
Seino Holdings Co Ltd.	1,600	15,874	(0.4)
Sekisui House Ltd.	32,600	660,481	(18.8)
Shimadzu Corp.	6,100	220,099	(6.3)
Skylark Co. Ltd.	8,000	104,528	(3.0)
SoftBank Group Corp.	20,100	890,421	(25.4)
Sotetsu Holdings Inc.	800	14,731	(0.4)
Subaru Corp.	75,600	1,376,022	(39.2)
Sumitomo Chemical Co. Ltd.	419,400	2,115,055	(60.3)
Sumitomo Heavy Industries Ltd.	3,700	97,171	(2.8)
Sumitomo Mitsui Financial Group, Inc.	2,600	93,654	(2.7)
Sundrug Co. Ltd.	8,100	203,973	(5.8)
Suntory Beverage & Food Ltd.	47,100	1,808,578	(51.5)
Sysmex Corp.	500	47,595	(1.4)
Taisei Corp.	40,200	1,317,798	(37.5)
Taisho Pharmaceutical Holdings Co. Ltd.	1,700	83,491	(2.4)
Teijin Ltd.	9,000	113,461	(3.2)
Terumo Corp.	12,000	438,046	(12.5)
Tokyo Electron Ltd.	600	293,480	(8.4)
Tokyo Gas Co. Ltd.	43,500	878,341	(25.0)
Toppan Inc.	14,300	272,015	(7.7)
Trend Micro, Inc.	23,000	1,220,210	(34.8)
Unicharm Corp.	8,800	340,063	(9.7)
Yamada Holdings Co. Ltd.	102,700	346,598	(9.9)
Yamaguchi Financial Group, Inc.	24,000	148,920	(4.2)
Yamaha Corp.	7,200	327,997	(9.3)
Yokohama Rubber Co. Ltd.	1,000	14,579	(0.4)

		47,418,563

Luxembourg
Majorel Group Luxembourg SA	24,918	699,853	(19.9)
RTL Group SA	3,828	216,686	(6.2)

		916,539

Netherlands
ABN AMRO Bank NV	48,886	784,574	(22.3)
ASML Holding NV	3,216	2,178,179	(62.1)
ASR Nederland NV	7,565	351,739	(10.0)
Heineken NV	4,968	532,801	(15.2)
IMCD NV	1,266	217,777	(6.2)
JDE Peet’s NV	24,623	737,314	(21.0)

Security	Shares	Value	% of Basket Value

Netherlands (continued)
Koninklijke Philips NV	2,997	$99,690	(2.8)%
Koninklijke Vopak NV	24,577	843,259	(24.0)
NXP Semiconductors NV	2,390	491,002	(14.0)
PostNL NV	45,567	195,196	(5.6)
Randstad NV	16,025	1,042,485	(29.7)
Wolters Kluwer NV	16,618	1,691,357	(48.2)

		9,165,373

Norway
Equinor ASA	12,486	344,212	(9.8)
Mowi ASA	2,477	60,795	(1.7)
Nordic Semiconductor ASA	4,353	128,979	(3.7)
Orkla ASA	5,454	52,121	(1.5)
Schibsted ASA, Class A	5,774	171,052	(4.9)
Tomra Systems ASA	1,834	91,691	(2.6)

		848,850

Singapore
Jardine Cycle & Carriage Ltd.	9,400	141,314	(4.0)
Sea Ltd.	607	91,238	(2.6)
SIA Engineering Co. Ltd.	58,600	93,294	(2.6)
Singapore Post Ltd.	847,300	399,827	(11.4)
Singapore Telecommunications Ltd.	229,600	416,316	(11.9)
United Overseas Bank Ltd.	2,300	51,402	(1.5)

		1,193,391

Spain
Banco Bilbao Vizcaya Argentaria SA	17,562	112,127	(3.2)
Banco de Sabadell SA	1,992,456	1,549,639	(44.1)
Banco Santander SA	661,058	2,318,067	(66.0)
Grifols SA	6,755	119,120	(3.4)
Industria de Diseno Textil SA	49,827	1,511,223	(43.1)
Inmobiliaria Colonial Socimi SA	16,978	149,923	(4.3)
Telefonica SA	57,437	267,747	(7.6)

		6,027,846

Sweden
Alfa Laval AB	7,980	269,574	(7.7)
Assa Abloy AB, Class B	10,380	284,226	(8.1)
Atlas Copco AB, B Shares	1,125	56,812	(1.6)
Elekta AB	28,986	296,649	(8.5)
Epiroc AB, Class A	586	12,505	(0.4)
Essity AB, Class B	4,297	121,134	(3.4)
Industrivarden AB, C Shares	9,556	296,815	(8.5)
Indutrade AB	6,881	171,184	(4.9)
Lundin Energy AB	5,409	219,973	(6.3)
Nibe Industrier AB, B Shares	1,993	18,943	(0.5)
Saab AB, Class B	32,605	773,195	(22.0)
Spotify Technology SA	6,428	1,261,559	(35.9)
SSAB AB	24,924	147,559	(4.2)
Svenska Handelsbanken AB, A Shares	154,786	1,649,640	(47.0)
Swedish Match AB	1,099	8,503	(0.2)
Telefonaktiebolaget LM Ericsson, B Shares	6,107	76,253	(2.2)

		5,664,524

Switzerland
ABB Ltd.	31,614	1,096,114	(31.2)
Chocoladefabriken Lindt & Spruengli AG	35	406,187	(11.6)
Cie Financiere Richemont SA, Class A	2,793	405,917	(11.6)
Dufry AG	551	28,554	(0.8)
Givaudan SA	287	1,189,019	(33.9)
Holcim Ltd.	3,764	204,014	(5.8)
Schindler Holding AG	1,659	416,383	(11.8)

39

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Switzerland (continued)
Straumann Holding AG	63	$104,396	(3.0)%
Swatch Group AG	1,493	435,541	(12.4)
Temenos AG	704	84,385	(2.4)
VAT Group AG	40	16,312	(0.5)

		4,386,822

United Kingdom
Ashmore Group PLC	76,310	292,512	(8.3)
Ashtead Group PLC	2,161	154,572	(4.4)
Associated British Foods PLC	106,008	2,798,177	(79.7)
Atlantica Sustainable Infrastructure PLC	29,094	949,337	(27.1)
Babcock International Group PLC	4,728	19,367	(0.6)
Barratt Developments PLC	3,983	33,127	(1.0)
Bellway PLC	5,410	208,172	(5.9)
British Land Co. PLC	15,427	115,356	(3.3)
Capri Holdings Ltd.	10,167	610,732	(17.4)
Centrica PLC	1,578,493	1,552,075	(44.2)
ConvaTec Group PLC	89,712	212,987	(6.1)
Croda International PLC	12,553	1,355,698	(38.6)
Dechra Pharmaceuticals PLC	5,018	281,856	(8.0)
Diageo PLC	13,512	681,834	(19.4)
Future PLC	7,302	311,440	(8.9)
Greggs PLC	1,247	45,225	(1.3)
Hammerson PLC	47	25	(0.0)
Hargreaves Lansdown PLC	1,616	29,340	(0.8)
HomeServe PLC	241,059	2,484,679	(70.8)
Howden Joinery Group PLC	71,623	790,176	(22.5)
IMI PLC	30,711	686,169	(19.6)
InterContinental Hotels Group PLC	8,004	528,851	(15.1)
Janus Henderson Group PLC	9,506	350,771	(10.0)
Johnson Matthey PLC	16,134	426,078	(12.1)
Legal & General Group PLC	125,590	491,052	(14.0)
Liberty Global PLC, Class A	17,093	463,562	(13.2)
Liberty Global PLC, Class C	1,864	50,403	(1.4)
Man Group PLC	11,977	31,288	(0.9)
Melrose Industries PLC	26,218	53,406	(1.5)
Moneysupermarket.com Group plc	3	8	(0.0)
Natwest Group PLC	29,240	96,105	(2.7)
Next PLC	16,127	1,643,110	(46.8)
Oxford Nanopore Technologies PLC	10,757	70,165	(2.0)
Persimmon PLC	6,840	222,844	(6.4)
Prudential PLC	11,301	190,487	(5.4)
RELX PLC	70,518	2,169,161	(61.8)
Rentokil Initial PLC	73,511	514,778	(14.7)
Rightmove PLC	212,457	1,872,488	(53.4)
Rolls-Royce Holdings PLC	149,934	235,019	(6.7)
Schroders PLC	315	14,311	(0.4)
Spectris PLC	4,064	185,455	(5.3)
Spirax-Sarco Engineering PLC	15,876	2,861,739	(81.5)
SSE PLC	3,975	85,526	(2.4)
St James’s Place PLC	19,583	404,241	(11.5)
Taylor Wimpey PLC	905,198	1,857,065	(52.9)
Travis Perkins PLC	31,494	639,016	(18.2)
Whitbread PLC	28,525	1,173,734	(33.5)

		30,243,519

United States
Acadia Healthcare Co., Inc.	1,647	86,715	(2.5)
Adobe, Inc.	1,784	953,191	(27.2)
Advanced Micro Devices, Inc.	17,321	1,978,924	(56.4)
AES Corp.	1,773	39,325	(1.1)

Security	Shares	Value	% of Basket Value

United States (continued)
Affiliated Managers Group, Inc.	841	$122,963	(3.5)%
Agilent Technologies, Inc.	19,307	2,689,851	(76.6)
Alaska Air Group, Inc.	1,184	64,812	(1.8)
Alcoa Corp.	8,523	483,339	(13.8)
Alexandria Real Estate Equities, Inc.	878	171,070	(4.9)
Align Technology, Inc.	1,387	686,510	(19.6)
Alleghany Corp.	638	423,632	(12.1)
Alliance Data Systems Corp.	2,935	202,632	(5.8)
Allstate Corp.	3,588	432,964	(12.3)
Ally Financial, Inc.	324	15,461	(0.4)
Alphabet, Inc., Class C	84	227,973	(6.5)
Alteryx, Inc., Class A	5,724	326,669	(9.3)
AMC Entertainment Holdings, Inc., Class A	25,773	413,914	(11.8)
American Airlines Group, Inc.	62,941	1,036,638	(29.5)
American Campus Communities, Inc.	4,679	244,525	(7.0)
American Express Co.	3,016	542,337	(15.5)
American Homes 4 Rent, Class A	51,820	2,027,717	(57.8)
American Tower Corp.	3,835	964,502	(27.5)
AMETEK, Inc.	1,456	199,137	(5.7)
AMN Healthcare Services, Inc.	3,616	366,445	(10.4)
APA Corp.	743	24,675	(0.7)
AptarGroup, Inc.	321	37,653	(1.1)
Arista Networks, Inc.	7,478	929,590	(26.5)
ASGN, Inc.	330	37,907	(1.1)
Atlassian Corp. PLC, Class A	8,469	2,746,835	(78.3)
AutoNation, Inc.	8,406	916,254	(26.1)
AutoZone, Inc.	65	129,113	(3.7)
Avantor, Inc.	7,112	265,491	(7.6)
Avnet, Inc.	18,363	741,131	(21.1)
Axon Enterprise, Inc.	3,974	556,082	(15.8)
Bank of America Corp.	11,229	518,106	(14.8)
Biogen, Inc.	1,028	232,328	(6.6)
Booking Holdings, Inc.	278	682,804	(19.5)
BorgWarner, Inc.	248	10,875	(0.3)
Brighthouse Financial, Inc.	55,899	3,043,701	(86.7)
Broadcom, Inc.	62	36,325	(1.0)
Broadridge Financial Solutions, Inc.	273	43,467	(1.2)
Brown-Forman Corp., Class B	19,617	1,322,774	(37.7)
Bruker Corp.	3,849	256,343	(7.3)
Builders FirstSource, Inc.	2,475	168,275	(4.8)
C.H. Robinson Worldwide, Inc.	11,727	1,227,231	(35.0)
Cadence Design Systems, Inc.	3,658	556,528	(15.9)
Camden Property Trust	1,210	193,709	(5.5)
Campbell Soup Co.	4,409	194,525	(5.5)
Capital One Financial Corp.	2,591	380,177	(10.8)
Carnival Corp.	24,688	489,069	(13.9)
Carnival PLC	8,678	159,247	(4.5)
Casey’s General Stores, Inc.	275	51,648	(1.5)
Catalent, Inc.	3,796	394,518	(11.2)
Cboe Global Markets, Inc.	2,069	245,239	(7.0)
CBRE Group, Inc., Class A	5,588	566,288	(16.1)
ChampionX Corp.	844	18,906	(0.5)
Charles River Laboratories International, Inc.	166	54,740	(1.6)
Charter Communications, Inc., Class A	78	46,281	(1.3)
Chevron Corp.	400	52,532	(1.5)
Ciena Corp.	3,963	262,787	(7.5)
Cirrus Logic, Inc.	5,257	470,186	(13.4)
Cisco Systems, Inc.	356	19,819	(0.6)
Citigroup, Inc.	26,992	1,757,719	(50.1)
Clean Harbors, Inc.	2,370	219,343	(6.3)
Coca-Cola Co.	47,058	2,871,009	(81.8)

S C H E D U L E O F I N V E S T M E N T S	40

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Cognex Corp.	1,130	$75,100	(2.1)%
Colgate-Palmolive Co.	12,602	1,039,035	(29.6)
Consolidated Edison, Inc.	3,306	285,804	(8.1)
Continental Resources, Inc.	4,495	233,470	(6.7)
Costco Wholesale Corp.	7,973	4,027,401	(114.7)
Coupa Software, Inc.	493	66,195	(1.9)
Credit Acceptance Corp.	104	56,114	(1.6)
Crimson Wine Group Ltd.	1	8	(0.0)
CubeSmart	32,675	1,657,929	(47.2)
CVS Health Corp.	9,068	965,833	(27.5)
D.R. Horton, Inc.	6,373	568,599	(16.2)
Dell Technologies, Inc., Class C	8,189	465,217	(13.3)
Devon Energy Corp.	2,879	145,591	(4.1)
DexCom, Inc.	468	201,465	(5.7)
Discovery, Inc., Class C	11,385	311,380	(8.9)
Dollar General Corp.	2,732	569,567	(16.2)
Dollar Tree, Inc.	3,460	454,021	(12.9)
Donaldson Co., Inc.	9,871	549,420	(15.7)
East West Bancorp, Inc.	1,399	120,790	(3.4)
EastGroup Properties, Inc.	2,480	495,777	(14.1)
Elanco Animal Health, Inc.	5,166	134,523	(3.8)
Elastic NV	1,718	160,204	(4.6)
EMCOR Group, Inc.	2,986	355,961	(10.1)
Encompass Health Corp.	995	61,730	(1.8)
Entergy Corp.	4,330	483,964	(13.8)
EOG Resources, Inc.	1,952	217,609	(6.2)
EPAM Systems, Inc.	4,757	2,264,998	(64.5)
EQT Corp.	24,574	522,197	(14.9)
Equifax, Inc.	1,069	256,303	(7.3)
Equinix, Inc.	1,352	980,065	(27.9)
Equity Residential	8,510	755,092	(21.5)
Erie Indemnity Co., Class A	3,586	660,183	(18.8)
Etsy, Inc.	2,176	341,806	(9.7)
Evoqua Water Technologies Corp.	5,894	238,707	(6.8)
Expedia Group, Inc.	5,135	941,194	(26.8)
Expeditors International of Washington, Inc.	1,161	132,911	(3.8)
Extra Space Storage, Inc.	87	17,243	(0.5)
Exxon Mobil Corp.	21,653	1,644,762	(46.9)
FactSet Research Systems, Inc.	2,709	1,142,900	(32.6)
Fair Isaac Corp.	308	152,457	(4.3)
Federal Realty Investment Trust	3,060	390,119	(11.1)
Fidelity National Information Services, Inc.	15,187	1,821,225	(51.9)
Flex Ltd.	6,916	111,901	(3.2)
Flowserve Corp.	7,013	228,764	(6.5)
Foot Locker, Inc.	4,965	221,836	(6.3)
Fortune Brands Home & Security, Inc.	12,169	1,145,955	(32.7)
Fox Corp., Class A	35,393	1,437,310	(41.0)
Freeport-McMoRan, Inc.	14,019	521,787	(14.9)
Gap, Inc.	11,011	198,969	(5.7)
Gartner, Inc.	3,871	1,137,648	(32.4)
General Dynamics Corp.	13,011	2,759,633	(78.6)
General Electric Co.	2,351	222,122	(6.3)
GoDaddy, Inc., Class A	934	70,713	(2.0)
Graco, Inc.	936	67,916	(1.9)
Halozyme Therapeutics, Inc.	2,104	72,819	(2.1)
Hannon Armstrong Sustainable Infrastructure
Capital, Inc.	3,748	155,467	(4.4)
Harley-Davidson, Inc.	30,373	1,049,995	(29.9)
Hartford Financial Services Group, Inc.	2,418	173,782	(5.0)
HEICO Corp.	4,555	621,256	(17.7)
HEICO Corp., Class A	9,589	1,051,913	(30.0)
Henry Schein, Inc.	506	38,102	(1.1)

Security	Shares	Value	% of Basket Value

United States (continued)
Hess Corp.	6,453	$595,547	(17.0)%
Hexcel Corp.	1,030	53,735	(1.5)
Highwoods Properties, Inc.	22,067	951,529	(27.1)
Hologic, Inc.	363	25,497	(0.7)
Home Depot, Inc.	5,042	1,850,313	(52.7)
Honeywell International, Inc.	8,294	1,695,957	(48.3)
HubSpot, Inc.	795	388,596	(11.1)
Humana, Inc.	3,582	1,405,935	(40.1)
IAA, Inc.	335	15,387	(0.4)
IDEXX Laboratories, Inc.	265	134,435	(3.8)
Illinois Tool Works, Inc.	4,788	1,120,009	(31.9)
Incyte Corp.	2,554	189,839	(5.4)
Intel Corp.	6,383	311,618	(8.9)
International Game Technology PLC	13,737	367,739	(10.5)
Intuit, Inc.	2,453	1,361,979	(38.8)
Invesco Ltd.	844	19,125	(0.5)
Invitation Homes, Inc.	27,048	1,135,475	(32.4)
Iridium Communications, Inc.	14,780	530,306	(15.1)
Iron Mountain, Inc.	10,832	497,405	(14.2)
J.M. Smucker Co.	2,919	410,353	(11.7)
Kellogg Co.	3,737	235,431	(6.7)
Keysight Technologies, Inc.	9,908	1,672,669	(47.7)
Kinder Morgan, Inc.	11,680	202,765	(5.8)
Kraft Heinz Co.	9,716	347,833	(9.9)
Lamar Advertising Co., Class A	654	72,437	(2.1)
Landstar System, Inc.	6,501	1,040,160	(29.6)
Lear Corp.	423	70,776	(2.0)
Lennox International, Inc.	2,074	588,228	(16.8)
LGI Homes, Inc.	169	21,042	(0.6)
LHC Group, Inc.	186	23,083	(0.7)
Liberty Latin America Ltd., Class A	2	22	(0.0)
Liberty Media Corp. - Liberty SiriusXM, Class A	3,570	165,112	(4.7)
Life Storage, Inc.	2,706	365,175	(10.4)
Lincoln Electric Holdings, Inc.	144	18,409	(0.5)
Lincoln National Corp.	845	59,133	(1.7)
Lockheed Martin Corp.	1,864	725,338	(20.7)
Lowe’s Cos., Inc.	1,179	279,836	(8.0)
Lumen Technologies, Inc.	48,700	601,932	(17.2)
Lumentum Holdings, Inc.	1,753	177,894	(5.1)
Macy’s, Inc.	29,884	765,030	(21.8)
Manhattan Associates, Inc.	7,585	1,015,404	(28.9)
ManpowerGroup, Inc.	12,368	1,297,032	(37.0)
Marathon Oil Corp.	11,016	214,482	(6.1)
Markel Corp.	171	210,799	(6.0)
MarketAxess Holdings, Inc.	243	83,709	(2.4)
Marsh & McLennan Cos., Inc.	9,593	1,473,869	(42.0)
Martin Marietta Materials, Inc.	1,606	624,927	(17.8)
Marvell Technology, Inc.	8,363	597,118	(17.0)
Masco Corp.	43,514	2,755,742	(78.5)
Masimo Corp.	203	44,634	(1.3)
MasTec, Inc.	2,073	178,547	(5.1)
MaxLinear, Inc.	198	11,884	(0.3)
McKesson Corp.	7,400	1,899,728	(54.1)
Merck & Co., Inc.	3,865	314,920	(9.0)
MetLife, Inc.	2,172	145,654	(4.2)
Mettler-Toledo International, Inc.	1,982	2,918,852	(83.2)
Microsoft Corp.	1,262	392,457	(11.2)
Mid-America Apartment Communities, Inc.	326	67,378	(1.9)
Molina Healthcare, Inc.	2,405	698,604	(19.9)
Molson Coors Beverage Co., Class B	10,282	490,040	(14.0)
Monolithic Power Systems, Inc.	2,493	1,004,504	(28.6)
Moody’s Corp.	1,844	632,492	(18.0)

41

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Morningstar, Inc.	1,556	$447,210	(12.7)%
MP Materials Corp.	8,055	321,717	(9.2)
MSCI, Inc.	233	124,916	(3.6)
National Vision Holdings, Inc.	5,604	229,092	(6.5)
Neurocrine Biosciences, Inc.	4,767	376,688	(10.7)
New York Community Bancorp, Inc.	10,096	117,719	(3.4)
Nielsen Holdings PLC	2,281	43,020	(1.2)
Nordstrom, Inc.	27,578	620,505	(17.7)
Nutanix, Inc., Class A	15,212	415,896	(11.9)
Occidental Petroleum Corp.	3,818	143,824	(4.1)
OGE Energy Corp.	875	33,180	(0.9)
ONEOK, Inc.	14,167	859,654	(24.5)
Otis Worldwide Corp.	4,917	420,059	(12.0)
Ovintiv Inc.	19,056	737,714	(21.0)
Owens Corning	1,345	119,302	(3.4)
Papa John’s International, Inc.	5,382	664,408	(18.9)
Park Hotels & Resorts, Inc.	30,584	556,629	(15.9)
Paycom Software, Inc.	2,885	967,340	(27.6)
Paylocity Holding Corp.	5,411	1,103,736	(31.4)
Penske Automotive Group, Inc.	2,783	282,836	(8.1)
Penumbra, Inc.	681	153,913	(4.4)
Performance Food Group Co.	662	27,930	(0.8)
Perrigo Co. PLC	13,650	519,655	(14.8)
Petco Health & Wellness Co., Inc.	8,069	151,294	(4.3)
Phillips 66	18,293	1,551,063	(44.2)
Physicians Realty Trust	8,543	155,995	(4.4)
Pinnacle West Capital Corp.	1,355	94,322	(2.7)
Planet Fitness, Inc., Class A	892	79,067	(2.3)
Power Integrations, Inc.	7,674	619,369	(17.6)
Pure Storage, Inc., Class A	1,967	52,106	(1.5)
PVH Corp.	4,604	437,426	(12.5)
Qorvo, Inc.	3,643	500,111	(14.2)
Quanta Services, Inc.	4,959	509,388	(14.5)
Radian Group, Inc.	15,193	340,171	(9.7)
Ralph Lauren Corp.	3,079	341,276	(9.7)
Range Resources Corp.	2,255	43,409	(1.2)
Rapid7, Inc.	4,453	428,957	(12.2)
Regency Centers Corp.	11,448	821,394	(23.4)
Reinsurance Group of America, Inc.	19,422	2,230,228	(63.5)
Reliance Steel & Aluminum Co.	1,796	274,572	(7.8)
Reliance Worldwide Corp. Ltd.	20,399	75,334	(2.1)
Repligen Corp.	2,152	426,828	(12.2)
Republic Services, Inc.	7,251	925,663	(26.4)
RingCentral, Inc., Class A	7,062	1,246,372	(35.5)
Roku, Inc.	2,363	387,650	(11.0)
Roper Technologies, Inc.	1,733	757,598	(21.6)
Ross Stores, Inc.	2,659	259,917	(7.4)
Royal Caribbean Cruises Ltd.	757	58,902	(1.7)
Royal Gold, Inc.	5,401	548,472	(15.6)
Ryder System, Inc.	16,607	1,215,466	(34.6)
S&P Global, Inc.	3,049	1,266,006	(36.1)
Sabra Health Care REIT, Inc.	6,516	88,683	(2.5)
SailPoint Technologies Holding, Inc.	30,555	1,182,173	(33.7)
Sarepta Therapeutics, Inc.	1,013	72,500	(2.1)
SBA Communications Corp.	5,235	1,703,678	(48.5)
Seagen, Inc.	3,389	455,854	(13.0)
Sempra Energy	2,308	318,873	(9.1)
Semtech Corp.	6,395	454,684	(13.0)
Service Corp. International	656	40,488	(1.2)
ServiceNow, Inc.	3,127	1,831,734	(52.2)
Silicon Laboratories, Inc.	5,309	876,994	(25.0)
Simon Property Group, Inc.	3,258	479,578	(13.7)

Security	Shares	Value	% of Basket Value

United States (continued)
Sims Ltd.	65,283	$664,662	(18.9)%
Sirius XM Holdings, Inc.	4,680	29,765	(0.8)
SiteOne Landscape Supply, Inc.	8,940	1,610,273	(45.9)
SL Green Realty Corp.	264	19,140	(0.5)
Snap, Inc., Class A	3,050	99,247	(2.8)
Snap-on, Inc.	2,417	503,340	(14.3)
Starbucks Corp.	5,331	524,144	(14.9)
Stifel Financial Corp.	1,673	125,308	(3.6)
Sun Communities, Inc.	939	177,433	(5.1)
Synaptics, Inc.	82	17,249	(0.5)
Synchrony Financial	5,265	224,236	(6.4)
Syneos Health, Inc.	192	17,388	(0.5)
T. Rowe Price Group, Inc.	3,272	505,295	(14.4)
Take-Two Interactive Software, Inc.	6,955	1,136,030	(32.4)
Teladoc Health, Inc.	2,727	209,188	(6.0)
Teleflex, Inc.	237	73,515	(2.1)
Teradata Corp.	360	14,522	(0.4)
Tetra Tech, Inc.	152	21,157	(0.6)
Texas Instruments, Inc.	2,554	458,417	(13.1)
Texas Roadhouse, Inc.	5,554	474,256	(13.5)
Textron, Inc.	2,848	193,835	(5.5)
Thor Industries, Inc.	318	30,080	(0.9)
Toll Brothers, Inc.	4,881	287,833	(8.2)
TransUnion	4,638	478,271	(13.6)
Travel + Leisure Co.	15,224	864,723	(24.6)
Travelers Cos., Inc.	4,198	697,624	(19.9)
Trex Co., Inc.	1,783	163,091	(4.6)
Twitter, Inc.	17,511	656,838	(18.7)
UDR, Inc.	24,175	1,374,107	(39.2)
UGI Corp.	18,296	829,724	(23.6)
Ulta Beauty, Inc.	480	174,595	(5.0)
Ultragenyx Pharmaceutical, Inc.	1,152	80,559	(2.3)
United Airlines Holdings, Inc.	2,359	101,154	(2.9)
United Parcel Service, Inc., Class B	5,194	1,050,279	(29.9)
United Rentals, Inc.	3,395	1,086,807	(31.0)
United Therapeutics Corp.	495	99,926	(2.8)
Unum Group	18,054	458,211	(13.1)
Valero Energy Corp.	8,691	721,092	(20.5)
Valvoline, Inc.	47,238	1,556,020	(44.3)
Varonis Systems, Inc.	13,508	503,308	(14.3)
VeriSign, Inc.	1,548	336,195	(9.6)
Verisk Analytics, Inc.	6,617	1,297,792	(37.0)
Visa, Inc., Class A	918	207,624	(5.9)
Vistra Corp.	15,813	344,882	(9.8)
Vontier Corp.	7,145	200,846	(5.7)
Voya Financial, Inc.	16,937	1,151,039	(32.8)
Vulcan Materials Co.	9,867	1,877,789	(53.5)
W.R. Berkley Corp.	3,376	285,272	(8.1)
W.W. Grainger, Inc.	519	256,962	(7.3)
Walgreens Boots Alliance, Inc.	13,080	650,861	(18.5)
Walmart, Inc.	10,295	1,439,344	(41.0)
Waste Management, Inc.	7,859	1,182,308	(33.7)
Watsco, Inc.	342	96,636	(2.8)
Wendy’s Co.	3,206	73,834	(2.1)
West Pharmaceutical Services, Inc.	1,086	427,037	(12.2)
Western Digital Corp.	777	40,202	(1.1)
Western Union Co.	50,174	948,790	(27.0)
Westrock Co.	8,360	385,898	(11.0)
WEX, Inc.	2,257	363,332	(10.4)
Williams Cos., Inc.	19,287	577,453	(16.5)
Willis Towers Watson PLC	3,255	761,540	(21.7)
Wintrust Financial Corp.	3,328	326,377	(9.3)

S C H E D U L E O F I N V E S T M E N T S	42

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Workday, Inc., Class A	8,895	$2,250,524	(64.1)%
WP Carey, Inc.	5,419	420,514	(12.0)
Xerox Holdings Corp.	33,816	713,856	(20.3)
Zebra Technologies Corp., Class A	62	31,565	(0.9)
Ziff Davis, Inc.	212	22,273	(0.6)
Zimmer Biomet Holdings, Inc.	1,290	158,696	(4.5)
Zions Bancorp NA	6,231	422,586	(12.0)
Zoetis, Inc.	3,541	707,456	(20.2)
Zurn Water Solutions Corp.	1,121	34,235	(1.0)

		181,347,991

Preferred Stocks

Germany
Henkel AG & Co. KGaA, Preference Shares	610	49,657	(1.4)
Sartorius AG, Preference Shares	693	374,135	(10.7)

		423,792

Total Reference Entity — Long		371,276,286

Reference Entity — Short

Common Stocks

Argentina
MercadoLibre, Inc.	(1,463)	(1,656,204)	47.2

Australia
Allkem Ltd.	(5,705)	(37,149)	1.1
ALS Ltd.	(5,009)	(42,050)	1.2
Altium Ltd.	(10,071)	(257,456)	7.3
Ampol Ltd.	(13,129)	(278,112)	7.9
Ansell Ltd.	(616)	(11,711)	0.3
Appen Ltd.	(6,505)	(44,908)	1.3
Australia & New Zealand Banking Group Ltd.	(85,850)	(1,622,465)	46.2
Beach Energy Ltd.	(46,958)	(49,603)	1.4
Chalice Mining Ltd.	(256,495)	(1,421,488)	40.5
CIMIC Group Ltd.	(61,512)	(718,594)	20.5
Cleanaway Waste Management Ltd.	(1,894,003)	(3,866,423)	110.2
Cochlear Ltd.	(2,723)	(373,413)	10.6
Computershare Ltd.	(58,832)	(815,506)	23.2
Crown Resorts Ltd.	(146,696)	(1,263,947)	36.0
Endeavour Group Ltd.	(173,156)	(773,421)	22.0
Fortescue Metals Group Ltd.	(30,150)	(423,369)	12.1
Goodman Group	(49,638)	(819,609)	23.3
GPT Group	(70,321)	(249,193)	7.1
Incitec Pivot Ltd.	(134,243)	(314,326)	9.0
Insurance Australia Group Ltd.	(149,704)	(451,563)	12.9
Lendlease Group	(94,280)	(667,176)	19.0
Mineral Resources Ltd.	(5,885)	(233,875)	6.7
National Australia Bank Ltd.	(99,123)	(1,912,622)	54.5
Newcrest Mining Ltd.	(32,026)	(496,767)	14.1
Northern Star Resources Ltd.	(190,004)	(1,132,409)	32.3
Ramsay Health Care Ltd.	(37,345)	(1,666,185)	47.5
Reece Ltd.	(10,864)	(167,723)	4.8
Santos Ltd.	(96,624)	(492,177)	14.0
Scentre Group	(250,948)	(521,005)	14.8
Suncorp Group Ltd.	(1,808)	(14,200)	0.4
Tabcorp Holdings Ltd.	(613,156)	(2,154,373)	61.4
Telstra Corp. Ltd.	(718,054)	(1,996,133)	56.9
Transurban Group	(45,998)	(406,357)	11.6
Woolworths Group Ltd.	(64,568)	(1,575,102)	44.9

		(27,270,410)

Security	Shares	Value	% of Basket Value

Austria
OMV AG	(5,801)	$(355,046)	10.1%

Belgium
Sofina SA	(2,595)	(1,033,194)	29.5
Telenet Group Holding NV	(11,274)	(431,903)	12.3
UCB SA	(3,112)	(309,660)	8.8

		(1,774,757)

Bermuda
RenaissanceRe Holdings Ltd.	(3,353)	(526,991)	15.0

Canada
Algonquin Power & Utilities Corp.	(129,907)	(1,854,865)	52.9
Barrick Gold Corp.	(1,900)	(36,366)	1.0
BlackBerry Ltd.	(46,603)	(383,485)	10.9
BRP, Inc.	(6,207)	(515,887)	14.7
Canadian Imperial Bank of Commerce	(2,064)	(259,179)	7.4
Canadian Pacific Railway Ltd.	(4,183)	(299,258)	8.5
Centerra Gold, Inc.	(287,963)	(2,324,274)	66.2
Colliers International Group, Inc.	(3,143)	(458,512)	13.1
Dye & Durham Ltd.	(13,153)	(380,368)	10.8
Fortis, Inc.	(5,640)	(267,902)	7.6
iA Financial Corp., Inc.	(2,931)	(190,712)	5.4
Kirkland Lake Gold Ltd.	(13,497)	(508,387)	14.5
Metro, Inc.	(16,254)	(869,378)	24.8
Nutrien Ltd.	(3,358)	(234,530)	6.7
Open Text Corp.	(2,838)	(135,833)	3.9
Power Corp. of Canada	(20,746)	(666,862)	19.0
Pretium Resources, Inc.	(6,877)	(93,378)	2.7
Restaurant Brands International, Inc.	(26,445)	(1,479,164)	42.2
RioCan Real Estate Investment Trust	(1,900)	(33,078)	0.9
Rogers Communications, Inc., Class B	(77,634)	(3,937,430)	112.2
Shaw Communications, Inc., Class B	(86,293)	(2,572,192)	73.3
Stelco Holdings, Inc.	(399)	(11,548)	0.3
Sun Life Financial, Inc.	(67,627)	(3,829,971)	109.1
Tricon Residential, Inc.	(6,277)	(91,996)	2.6
West Fraser Timber Co. Ltd.	(2,571)	(237,976)	6.8

		(21,672,531)

China
Yangzijiang Shipbuilding Holdings Ltd.	(314,200)	(301,460)	8.6

Finland
QT Group OYJ	(169)	(19,618)	0.6
Stora Enso OYJ	(16,823)	(342,467)	9.7
UPM-Kymmene OYJ	(19,579)	(713,586)	20.3

		(1,075,671)

France
Accor SA	(1,711)	(62,882)	1.8
Aeroports de Paris	(2,718)	(368,835)	10.5
Air Liquide SA	(9,738)	(1,665,775)	47.5
Alstom SA	(66,331)	(2,150,433)	61.3
BNP Paribas SA	(15,932)	(1,137,376)	32.4
Cie Generale des Etablissements Michelin SCA	(3,895)	(651,726)	18.6
Dassault Aviation SA	(4,412)	(524,333)	14.9
Eiffage SA	(2,508)	(263,523)	7.5
EssilorLuxottica SA	(3,355)	(634,717)	18.1
Faurecia SE	(829)	(36,719)	1.0
Getlink SE	(164,360)	(2,592,756)	73.9
Ipsen SA	(824)	(79,890)	2.3
Neoen SA	(2,324)	(82,642)	2.3
Orange SA	(9,482)	(111,389)	3.2

43

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

France (continued)
Rexel SA	(10,009)	$(223,097)	6.3%
Sanofi	(27,773)	(2,904,001)	82.7
Sodexo SA	(1,061)	(97,790)	2.8
TOTAL SE	(24,793)	(1,409,914)	40.2
Ubisoft Entertainment SA	(351)	(20,142)	0.6
Vivendi SA	(11,962)	(156,766)	4.5

		(15,174,706)

Germany
AIXTRON SE	(2,862)	(59,509)	1.7
BASF SE	(3,904)	(299,003)	8.5
Delivery Hero SE	(3,822)	(295,020)	8.4
Deutsche Telekom AG	(12,120)	(228,813)	6.5
Flatex AG	(19,506)	(377,457)	10.8
Porsche Automobil Holding SE	(33,097)	(3,099,499)	88.3
RWE AG	(5,524)	(233,015)	6.6
Uniper SE	(47,315)	(2,140,994)	61.0
Vantage Towers AG	(3,536)	(115,320)	3.3
Vonovia SE	(11,446)	(651,916)	18.6
Zalando SE	(474)	(37,620)	1.1

		(7,538,166)

Hong Kong
Champion REIT	(77,000)	(38,712)	1.1
CK Asset Holdings Ltd.	(8,000)	(53,403)	1.5
CK Hutchison Holdings Ltd.	(246,500)	(1,751,955)	49.9
CLP Holdings Ltd.	(294,500)	(2,947,210)	84.0
Galaxy Entertainment Group Ltd.	(154,000)	(891,854)	25.4
Henderson Land Development Co. Ltd.	(38,000)	(166,181)	4.7
Hong Kong Exchanges & Clearing Ltd.	(7,500)	(428,068)	12.2
Hongkong Land Holdings Ltd.	(73,000)	(395,362)	11.3
Jardine Matheson Holdings Ltd.	(23,108)	(1,364,826)	38.9
Man Wah Holdings Ltd.	(12,000)	(18,552)	0.5
Melco International Development Ltd.	(988,000)	(1,153,608)	32.9
Sino Land Co. Ltd.	(132,000)	(171,032)	4.9

		(9,380,763)

Ireland
AerCap Holdings NV.	(29,956)	(1,887,228)	53.8
DCC PLC	(5,575)	(468,766)	13.3
Flutter Entertainment PLC	(20,089)	(3,056,416)	87.1
Smurfit Kappa Group PLC	(15,258)	(804,182)	22.9

		(6,216,592)

Israel
Azrieli Group Ltd.	(17,156)	(1,551,164)	44.2
Elbit Systems Ltd.	(247)	(41,146)	1.2
First International Bank Of Israel Ltd.	(35,842)	(1,492,241)	42.5
Global-e Online Ltd.	(814)	(29,068)	0.8
ICL Ltd.	(213,836)	(1,933,829)	55.1
Inmode Ltd.	(12,629)	(609,097)	17.3
Kornit Digital Ltd.	(263)	(27,631)	0.8
Maytronics Ltd.	(17,515)	(375,350)	10.7
Shapir Engineering and Industry Ltd.	(15,467)	(149,230)	4.2
Shufersal Ltd.	(28,671)	(269,671)	7.7
SolarEdge Technologies, Inc.	(5,861)	(1,396,207)	39.8
Strauss Group Ltd.	(9,589)	(318,114)	9.1
ZIM Integrated Shipping Services Ltd.	(1,663)	(110,955)	3.2

		(8,303,703)

Italy
Buzzi Unicem SpA	(30,489)	(636,643)	18.1
DiaSorin SpA	(3,044)	(469,267)	13.4

Security	Shares	Value	% of Basket Value

Italy (continued)
Eni SpA	(37,285)	$(560,065)	16.0%
Infrastrutture Wireless Italiane SpA	(14,823)	(159,828)	4.5
Terna Rete Elettrica Nazionale SpA	(58,060)	(456,201)	13.0

		(2,282,004)

Japan
Aeon Co. Ltd.	(8,000)	(182,297)	5.2
Ain Holdings, Inc.	(4,600)	(236,444)	6.7
Bank of Kyoto Ltd.	(18,700)	(871,844)	24.8
Central Japan Railway Co.	(4,300)	(564,206)	16.1
Dai-ichi Life Holdings, Inc.	(9,600)	(216,091)	6.2
Daiwa House REIT Investment Corp.	(182)	(542,172)	15.4
DeNA Co. Ltd.	(3,800)	(59,091)	1.7
Denso Corp.	(600)	(44,780)	1.3
East Japan Railway Co.	(1,300)	(74,234)	2.1
ENEOS Holdings, Inc.	(35,900)	(142,976)	4.1
Fuji Electric Co. Ltd.	(2,300)	(122,926)	3.5
Fujitsu General Ltd.	(40,400)	(819,837)	23.4
Fukuyama Transporting Co. Ltd.	(300)	(9,442)	0.3
GLP J-Reit	(21)	(33,802)	1.0
GMO internet, Inc.	(3,200)	(68,466)	2.0
Goldwin, Inc.	(8,200)	(425,630)	12.1
GS Yuasa Corp.	(1,500)	(32,091)	0.9
Hachijuni Bank Ltd.	(100,500)	(371,104)	10.6
Haseko Corp.	(7,700)	(97,771)	2.8
Hirogin Holdings, Inc.	(141,000)	(821,924)	23.4
Hitachi Transport System Ltd.	(1,900)	(87,111)	2.5
House Foods Group, Inc.	(500)	(12,849)	0.4
Idemitsu Kosan Co. Ltd.	(6,800)	(174,227)	5.0
Industrial & Infrastructure Fund Investment Corp.	(16)	(26,764)	0.8
IR Japan Holdings Ltd.	(300)	(13,360)	0.4
Ito En Ltd.	(1,000)	(53,864)	1.5
Iwatani Corp.	(11,200)	(528,009)	15.0
Japan Airlines Co. Ltd.	(32,700)	(618,932)	17.6
Japan Logistics Fund, Inc.	(18)	(49,893)	1.4
Japan Real Estate Investment Corp.	(62)	(340,935)	9.7
Japan Steel Works Ltd.	(39,300)	(1,306,508)	37.2
JMDC, Inc.	(400)	(18,564)	0.5
Justsystems Corp.	(5,100)	(220,739)	6.3
Kadokawa Dwango	(21,600)	(448,505)	12.8
Kagome Co. Ltd.	(2,000)	(52,043)	1.5
Kansai Electric Power Co Inc/The	(4,400)	(41,532)	1.2
Keio Corp.	(5,300)	(238,397)	6.8
Kirin Holdings Co Ltd	(29,100)	(466,419)	13.3
Koei Tecmo Holdings Co. Ltd.	(17,200)	(622,238)	17.7
Kotobuki Spirits Co. Ltd.	(3,400)	(138,265)	3.9
Kubota Corp.	(1,200)	(25,735)	0.7
Kyushu Railway Co.	(3,500)	(73,117)	2.1
Lasertec Corp.	(2,300)	(515,976)	14.7
Matsui Securities Co. Ltd.	(1,900)	(13,288)	0.4
Matsumotokiyoshi Holdings Co. Ltd.	(1,700)	(58,188)	1.7
McDonald’s Holdings Co. Japan Ltd.	(23,600)	(1,030,622)	29.4
MEIJI Holdings Co. Ltd.	(400)	(24,953)	0.7
MINEBEA MITSUMI, Inc.	(9,100)	(222,682)	6.3
Mitsubishi UFJ Financial Group, Inc.	(32,600)	(197,598)	5.6
Mitsui Fudosan Logistics Park, Inc.	(165)	(811,522)	23.1
Mitsui High-Tec, Inc.	(7,200)	(532,874)	15.2
Mori Hills REIT Investment Corp.	(99)	(121,298)	3.5
Morinaga Milk Industry Co. Ltd.	(10,800)	(523,606)	14.9
Nintendo Co. Ltd.	(500)	(245,021)	7.0
Nippon Accommodations Fund, Inc.	(4)	(21,620)	0.6
Nippon Building Fund, Inc.	(24)	(138,987)	4.0

S C H E D U L E O F I N V E S T M E N T S	44

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
Nippon Electric Glass Co. Ltd.	(6,200)	$(154,878)	4.4%
Nippon Kayaku Co. Ltd.	(74,300)	(738,728)	21.0
Nishi-Nippon Railroad Co. Ltd.	(5,300)	(118,543)	3.4
Nomura Holdings, Inc.	(47,400)	(209,392)	6.0
Oji Holdings Corp.	(151,900)	(808,575)	23.0
Orient Corp.	(33,600)	(35,911)	1.0
ORIX Corp.	(21,500)	(443,483)	12.6
Orix JREIT, Inc.	(13)	(18,656)	0.5
Osaka Gas Co. Ltd.	(1,700)	(28,911)	0.8
Rengo Co. Ltd.	(3,500)	(26,118)	0.7
Sansan, Inc.	(3,300)	(36,582)	1.0
Sapporo Holdings Ltd.	(23,700)	(459,717)	13.1
Seven & i Holdings Co. Ltd.	(4,800)	(244,121)	7.0
Sharp Corp.	(16,300)	(181,193)	5.2
SHIFT, Inc.	(200)	(33,230)	0.9
Shinsei Bank Ltd.	(1,700)	(31,520)	0.9
Shiseido Co. Ltd.	(2,400)	(121,066)	3.5
Shochiku Co. Ltd.	(2,900)	(300,231)	8.6

Showa Denko KK	(19,600)	(407,166)	11.6
Sony Corp.	(5,600)	(626,463)	17.8
Square Enix Holdings Co. Ltd.	(6,700)	(328,554)	9.4
Sumitomo Bakelite Co. Ltd.	(1,300)	(62,647)	1.8
Sumitomo Realty & Development Co. Ltd.	(6,800)	(210,393)	6.0
Taiyo Yuden Co. Ltd.	(400)	(19,428)	0.6
TechnoPro Holdings Inc	(1,200)	(30,699)	0.9
Toho Co. Ltd.	(9,100)	(352,513)	10.0
Tokai Carbon Co. Ltd.	(145,000)	(1,503,893)	42.8
Tokyo Electric Power Co. Holdings, Inc.	(176,200)	(469,441)	13.4
Tokyo Tatemono Co. Ltd.	(82,500)	(1,229,782)	35.0
Tokyu Corp.	(5,300)	(70,425)	2.0
Tokyu Fudosan Holdings Corp.	(65,400)	(358,273)	10.2
Toyota Boshoku Corp.	(3,000)	(53,176)	1.5
Toyota Motor Corp.	(17,400)	(343,879)	9.8
Ulvac, Inc.	(2,200)	(111,939)	3.2
West Japan Railway Co.	(300)	(12,571)	0.4
Yamato Kogyo Co. Ltd.	(14,500)	(446,146)	12.7

		(26,381,612)

Jersey
Novocure Ltd.	(5,000)	(343,250)	9.8

Luxembourg
Grand City Properties SA	(3,128)	(69,034)	1.9
Tenaris SA	(8,550)	(104,369)	3.0

		(173,403)

Macau
Sands China Ltd.	(51,600)	(143,884)	4.1

Malaysia
Lynas Rare Earths Ltd.	(340,278)	(2,197,890)	62.6

Netherlands
Aegon NV	(21,328)	(120,322)	3.4
Alfen Beheer BV	(385)	(28,710)	0.8
BE Semiconductor Industries NV	(3,593)	(301,267)	8.6
Euronext NV	(2,873)	(276,992)	7.9
Iveco Group NV	(5,487)	(58,377)	1.7
Just Eat Takeaway.com NV	(579)	(28,592)	0.8
Koninklijke KPN NV	(1,184,127)	(3,905,850)	111.3
NN Group NV	(6,491)	(363,250)	10.3
Prosus NV	(19,045)	(1,584,465)	45.1
SBM Offshore NV	(825)	(13,057)	0.4

Security	Shares	Value	% of Basket Value

Netherlands (continued)
Shop Apotheke Europe NV.	(7,400)	$(962,088)	27.4%
Signify NV	(592)	(31,358)	0.9
Universal Music Group NV	(27,416)	(676,877)	19.3

		(8,351,205)

New Zealand
Fletcher Building Ltd.	(2,438)	(10,369)	0.3

Norway
NEL ASA	(114,429)	(155,366)	4.4

Poland
InPost SA	(68,283)	(554,340)	15.8

Russia
Evraz PLC	(174,830)	(1,187,728)	33.8

Singapore
DBS Group Holdings Ltd.	(111,200)	(2,920,876)	83.2
Keppel DC REIT.	(287,000)	(455,582)	13.0
SATS Ltd.	(47,100)	(136,986)	3.9
Sembcorp Marine Ltd.	(2,200)	(134)	0.0
Wilmar International Ltd.	(117,800)	(374,743)	10.7

		(3,888,321)

Spain
ACS Actividades de Construccion y Servicios SA	(12,404)	(313,159)	8.9
Aena SME SA	(3,469)	(560,530)	16.0
Amadeus IT Group SA	(22,434)	(1,542,566)	44.0
CaixaBank SA	(19,185)	(61,725)	1.8
EDP Renovaveis SA	(19,200)	(403,612)	11.5
Repsol SA	(10,059)	(127,826)	3.6
Solaria Energia y Medio Ambiente SA	(8,935)	(156,137)	4.4

		(3,165,555)

Sweden
Stillfront Group AB	(2,599)	(12,650)	0.4

Switzerland
Bachem Holding AG	(44)	(26,247)	0.7
Chubb Ltd.	(10,507)	(2,072,821)	59.1
CRISPR Therapeutics AG	(415)	(26,456)	0.7
Flughafen Zurich AG	(425)	(78,632)	2.2
Helvetia Holding AG	(1,784)	(224,314)	6.4
Logitech International SA	(16,064)	(1,349,850)	38.5
Novartis AG	(7,788)	(676,695)	19.3
On Holding AG, Class A	(779)	(20,542)	0.6
Roche Holding AG	(637)	(246,518)	7.0
Siegfried Holding AG	(656)	(531,113)	15.1
STMicroelectronics NV	(24,503)	(1,152,149)	32.8
Swisscom AG	(1,804)	(1,031,121)	29.4
UBS Group AG	(10,002)	(185,533)	5.3
Zur Rose Group AG	(754)	(184,576)	5.3

		(7,806,567)

United Kingdom
3i Group PLC	(51,484)	(958,828)	27.3
Amcor PLC	(18,752)	(225,212)	6.4
Aptiv PLC	(3,771)	(515,043)	14.7
AstraZeneca PLC	(17,358)	(2,019,220)	57.5
Avast PLC	(98,141)	(809,361)	23.1
B&M European Value Retail SA	(122,446)	(937,644)	26.7
BAE Systems PLC.	(43,531)	(340,663)	9.7
Berkeley Group Holdings PLC	(14,398)	(821,694)	23.4
BT Group PLC	(474,770)	(1,257,509)	35.8

45

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United Kingdom (continued)
Clarivate PLC	(21,335)	$(351,174)	10.0%
CNH Industrial NV	(6,478)	(98,738)	2.8
Compass Group PLC	(10,276)	(233,549)	6.7
Farfetch Ltd., Class A	(14,809)	(321,504)	9.2
Games Workshop Group PLC	(823)	(88,240)	2.5
GlaxoSmithKline PLC	(21,789)	(486,243)	13.8
London Stock Exchange Group PLC	(1,868)	(182,902)	5.2
National Grid PLC	(16,241)	(237,653)	6.8
Nomad Foods Ltd.	(8,529)	(220,048)	6.3
nVent Electric PLC	(1,323)	(45,763)	1.3
Ocado Group PLC	(34,309)	(699,066)	19.9
Pearson PLC	(10,349)	(86,409)	2.5
Reckitt Benckiser Group PLC	(7,796)	(631,648)	18.0
Rio Tinto PLC	(9,351)	(659,108)	18.8
Severn Trent PLC	(19,056)	(739,835)	21.1
Tate & Lyle PLC	(9,880)	(93,864)	2.7
Tesco PLC	(755,319)	(3,033,868)	86.4
UNITE Group PLC	(99,825)	(1,396,676)	39.8
WH Smith PLC	(11,813)	(265,030)	7.5
Wise PLC, Class A	(45,479)	(372,071)	10.6

		(18,128,563)

United States
10X Genomics, Inc., Class A	(4,875)	(469,316)	13.4
Acuity Brands, Inc.	(1,686)	(322,920)	9.2
Advanced Drainage Systems, Inc.	(1,766)	(199,717)	5.7
AECOM	(1,757)	(121,461)	3.5
Affirm Holdings, Inc.	(9,438)	(604,693)	17.2
Aflac, Inc.	(12,622)	(792,914)	22.6
Agree Realty Corp.	(1,621)	(105,981)	3.0
Airbnb, Inc., Class A	(8,888)	(1,368,485)	39.0
Albemarle Corp.	(5,491)	(1,212,083)	34.5
Alight, Inc., Class A	(26,476)	(255,758)	7.3
Alliant Energy Corp.	(17,340)	(1,037,972)	29.6
Alnylam Pharmaceuticals, Inc.	(262)	(36,051)	1.0
Altria Group, Inc.	(16,448)	(836,874)	23.8
Amazon.com, Inc.	(189)	(565,388)	16.1
AMERCO	(940)	(572,413)	16.3
American Electric Power Co., Inc.	(6,818)	(616,347)	17.6
Americold Realty Trust	(55,037)	(1,565,803)	44.6
Ameriprise Financial, Inc.	(1,357)	(412,949)	11.8
Amphenol Corp., Class A	(4,581)	(364,602)	10.4
Amplitude, Inc., Class A	(9,204)	(361,809)	10.3
Anaplan, Inc.	(2,122)	(102,450)	2.9
Aramark	(14,149)	(485,169)	13.8
Archer-Daniels-Midland Co.	(24,847)	(1,863,525)	53.1
Armstrong World Industries, Inc.	(193)	(19,111)	0.5
Arrowhead Pharmaceuticals, Inc.	(235)	(12,399)	0.4
Arthur J Gallagher & Co.	(2,378)	(375,581)	10.7
Asana, Inc., Class A	(4,273)	(224,247)	6.4
Aspen Technology, Inc.	(9,313)	(1,398,440)	39.8
Assurant, Inc.	(2,324)	(354,433)	10.1
Atkore International Group, Inc.	(2,148)	(231,511)	6.6
Autodesk, Inc.	(1,328)	(331,721)	9.5
Avalara, Inc.	(403)	(44,177)	1.3
Avery Dennison Corp.	(63)	(12,941)	0.4
AZEK Co., Inc.	(17,472)	(577,100)	16.4
Ball Corp.	(5,268)	(511,523)	14.6
BankUnited, Inc.	(16,826)	(702,486)	20.0
Bath & Body Works, Inc.	(6,774)	(379,818)	10.8
Bausch Health Cos., Inc.	(20,138)	(495,073)	14.1

Security	Shares	Value	% of Basket Value

United States (continued)
Baxter International, Inc.	(18,368)	$(1,569,362)	44.7%
Beam Therapeutics, Inc.	(422)	(29,207)	0.8
Becton Dickinson & Co.	(5,870)	(1,491,802)	42.5
Bentley Systems, Inc., Class B	(2,164)	(86,928)	2.5
Berkshire Hathaway, Inc., Class B	(6,679)	(2,090,661)	59.6
Berry Global Group, Inc.	(5,776)	(389,418)	11.1
Bill.com Holdings, Inc.	(3,905)	(734,960)	20.9
Biohaven Pharmaceutical Holding Co. Ltd.	(3,173)	(421,597)	12.0
Blackstone Mortgage Trust, Inc., Class A	(8,044)	(252,742)	7.2
Block, Inc.	(11,205)	(1,278,727)	36.4
Blueprint Medicines Corp.	(2,016)	(155,434)	4.4
Boeing Co.	(3,372)	(675,209)	19.2
Boston Beer Co., Inc., Class A	(454)	(191,057)	5.4
Boston Properties, Inc.	(1,211)	(135,729)	3.9
Boston Scientific Corp.	(4,044)	(173,488)	4.9
Bright Horizons Family Solutions, Inc.	(5,660)	(726,801)	20.7
Brooks Automation, Inc.	(15,029)	(1,267,546)	36.1
Brown & Brown, Inc.	(4,661)	(308,931)	8.8
Brunswick Corp.	(1,720)	(156,159)	4.5
Bumble, Inc., Class A	(8,347)	(246,320)	7.0
Bunge Ltd.	(564)	(55,757)	1.6
CACI International, Inc., Class A	(2,421)	(599,101)	17.1
Caesars Entertainment, Inc.	(8,277)	(630,211)	18.0
Callaway Golf Co.	(1,038)	(24,767)	0.7
Camping World Holdings, Inc., Class A	(3,800)	(126,160)	3.6
CarMax, Inc.	(467)	(51,916)	1.5
CDK Global, Inc.	(1,546)	(66,432)	1.9
Celanese Corp.	(10,944)	(1,704,090)	48.6
Celsius Holdings, Inc.	(800)	(38,184)	1.1
Ceridian HCM Holding, Inc.	(8,036)	(609,290)	17.4
CF Industries Holdings, Inc.	(1,535)	(105,715)	3.0
ChargePoint Holdings, Inc.	(13,083)	(181,200)	5.2
Charles Schwab Corp.	(20,605)	(1,807,058)	51.5
Chart Industries, Inc.	(573)	(69,832)	2.0
Chegg, Inc.	(17,388)	(460,260)	13.1
Chewy, Inc., Class A	(2,428)	(115,597)	3.3
Chipotle Mexican Grill, Inc.	(63)	(93,592)	2.7
Choice Hotels International, Inc.	(1,761)	(252,527)	7.2
Church & Dwight Co., Inc.	(14,726)	(1,511,624)	43.1
Churchill Downs, Inc.	(5,558)	(1,168,847)	33.3
Citizens Financial Group, Inc.	(7,045)	(362,606)	10.3
Citrix Systems, Inc.	(19,461)	(1,983,854)	56.5
Civitas Resources, Inc.	(13,155)	(716,948)	20.4
Cleveland-Cliffs, Inc.	(37,453)	(641,944)	18.3
Cloudflare, Inc., Class A	(2,846)	(274,354)	7.8
Cognizant Technology Solutions Corp., Class A	(3,978)	(339,801)	9.7
Coherent, Inc.	(115)	(29,725)	0.9
Coinbase Global, Inc., Class A	(11,549)	(2,196,042)	62.6
Colfax Corp.	(9,934)	(408,486)	11.6
Columbia Sportswear Co.	(8,508)	(790,138)	22.5
Concentrix Corp.	(679)	(136,472)	3.9
Confluent, Inc., Class A	(6,225)	(407,053)	11.6
ConocoPhillips	(24,523)	(2,173,228)	61.9
Cooper Cos., Inc.	(990)	(394,317)	11.2
Corning, Inc.	(35,735)	(1,502,299)	42.8
Corteva, Inc.	(2,279)	(109,574)	3.1
CoStar Group, Inc.	(2,989)	(209,708)	6.0
Cousins Properties, Inc.	(561)	(21,632)	0.6
Crane Co.	(4,722)	(488,774)	13.9
Crown Holdings, Inc.	(5,010)	(573,144)	16.3
CSX Corp.	(18,099)	(619,348)	17.6

S C H E D U L E O F I N V E S T M E N T S	46

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Darling Ingredients, Inc.	(9,415)	$(600,395)	17.1%
Datadog, Inc., Class A	(4,469)	(652,966)	18.6
DaVita, Inc.	(5,874)	(636,565)	18.1
Deckers Outdoor Corp.	(1,302)	(416,939)	11.9
Diamondback Energy, Inc.	(4,404)	(555,609)	15.8
Digital Turbine, Inc.	(4,229)	(186,710)	5.3
DigitalOcean Holdings, Inc.	(4,171)	(239,165)	6.8
Dillard’s, Inc., Class A	(2,027)	(514,290)	14.7
Dominion Energy, Inc.	(5,805)	(468,231)	13.3
DoorDash, Inc., Class A	(9,508)	(1,079,063)	30.7
Doximity, Inc., Class A	(3,521)	(160,452)	4.6
Dropbox, Inc., Class A	(5,994)	(148,352)	4.2
DTE Midstream LLC	(346)	(17,888)	0.5
Duke Realty Corp.	(8,403)	(485,525)	13.8
Dun & Bradstreet Holdings, Inc.	(123,315)	(2,473,699)	70.5
Duolingo, Inc.	(170)	(17,002)	0.5
DuPont de Nemours, Inc.	(2,385)	(182,691)	5.2
Dynatrace, Inc.	(1,573)	(86,295)	2.5
Eagle Materials, Inc.	(630)	(91,886)	2.6
Eastman Chemical Co.	(6,503)	(773,402)	22.0
eBay, Inc.	(20,184)	(1,212,453)	34.5
Electronic Arts, Inc.	(2,531)	(335,762)	9.6
Element Solutions, Inc.	(60,326)	(1,353,715)	38.6
Enphase Energy, Inc.	(4,710)	(661,614)	18.9
Essential Utilities, Inc.	(47,523)	(2,316,271)	66.0
Exact Sciences Corp.	(2,401)	(183,340)	5.2
Exelon Corp.	(25,820)	(1,496,269)	42.6
eXp World Holdings, Inc.	(3,406)	(92,439)	2.6
F5, Inc.	(1,421)	(295,028)	8.4
Facebook, Inc., Class A	(66)	(20,675)	0.6
Fastly, Inc., Class A	(5,109)	(146,424)	4.2
Fidelity National Financial, Inc.	(232)	(11,681)	0.3
Fifth Third Bancorp	(61,617)	(2,749,967)	78.4
First Citizens BancShares, Inc., Class A	(380)	(296,050)	8.4
First Industrial Realty Trust, Inc.	(3,647)	(221,665)	6.3
First Solar, Inc.	(1,636)	(128,230)	3.7
FirstEnergy Corp.	(2,120)	(88,955)	2.5
Fiserv, Inc.	(33,527)	(3,543,804)	101.0
FleetCor Technologies, Inc.	(3,008)	(716,686)	20.4
Floor & Decor Holdings, Inc., Class A	(2,828)	(307,460)	8.8
Flowers Foods, Inc.	(15,368)	(432,302)	12.3
FMC Corp.	(5,231)	(577,345)	16.5
Fox Factory Holding Corp.	(147)	(19,561)	0.6
Freshworks, Inc., Class A	(1,179)	(25,643)	0.7
Frontier Communications Parent, Inc.	(41,599)	(1,109,029)	31.6
Generac Holdings, Inc.	(400)	(112,952)	3.2
General Mills, Inc.	(1,799)	(123,555)	3.5
General Motors Co.	(35,788)	(1,887,101)	53.8
Gentex Corp.	(952)	(29,893)	0.9
Globe Life, Inc.	(2,196)	(224,651)	6.4
GoodRx Holdings, Inc., Class A	(2,617)	(62,834)	1.8
Goodyear Tire & Rubber Co.	(23,303)	(483,071)	13.8
Graphic Packaging Holding Co.	(100,959)	(1,909,135)	54.4
Guardant Health, Inc.	(9,143)	(635,896)	18.1
GXO Logistics, Inc.	(16,372)	(1,329,570)	37.9
Hasbro, Inc.	(17,066)	(1,578,264)	45.0
HCA Healthcare, Inc.	(6,521)	(1,565,366)	44.6
Healthcare Trust of America, Inc., Class A	(50,437)	(1,641,724)	46.8
Healthpeak Properties, Inc.	(5,756)	(203,590)	5.8
Herbalife Nutrition Ltd.	(5,220)	(221,902)	6.3
Hershey Co.	(4,978)	(981,014)	28.0
Hertz Global Holdings, Inc.	(2,491)	(47,977)	1.4

Security	Shares	Value	% of Basket Value

United States (continued)
Hilton Grand Vacations, Inc.	(826)	$(40,358)	1.2%
Houlihan Lokey, Inc.	(2,038)	(216,599)	6.2
Huntsman Corp.	(15,365)	(550,528)	15.7
IAC/InterActiveCorp	(12,996)	(1,774,474)	50.6
II-VI, Inc.	(3,895)	(246,943)	7.0
Inari Medical, Inc.	(12,462)	(916,705)	26.1
Ingersoll Rand, Inc.	(13,005)	(731,011)	20.8
Ingredion, Inc.	(128)	(12,122)	0.3
Innovative Industrial Properties, Inc.	(1,752)	(347,229)	9.9
Inspire Medical Systems, Inc.	(1,458)	(322,641)	9.2
Intellia Therapeutics, Inc.	(151)	(14,280)	0.4
International Flavors & Fragrances, Inc.	(2,443)	(322,281)	9.2
IPG Photonics Corp.	(2,040)	(315,119)	9.0
Jefferies Financial Group, Inc.	(17,559)	(643,362)	18.3
KBR, Inc.	(12,548)	(544,583)	15.5
Kilroy Realty Corp.	(868)	(55,552)	1.6
Kimberly-Clark Corp.	(17,094)	(2,352,989)	67.0
Kite Realty Group Trust	(1,423)	(29,712)	0.8
Knight-Swift Transportation Holdings, Inc.	(242)	(13,692)	0.4
L3Harris Technologies, Inc.	(962)	(201,337)	5.7
Las Vegas Sands Corp.	(2,750)	(120,450)	3.4
Leidos Holdings, Inc.	(4,777)	(427,303)	12.2
Liberty Broadband Corp., Class A	(6,599)	(965,764)	27.5
Liberty Broadband Corp., Class C	(1,275)	(189,223)	5.4
Live Nation Entertainment, Inc.	(2,078)	(227,562)	6.5
Livent Corp.	(12,301)	(283,046)	8.1
LKQ Corp.	(12,998)	(713,460)	20.3
Loews Corp.	(85,497)	(5,100,751)	145.3
Louisiana-Pacific Corp.	(2,688)	(178,591)	5.1
LyondellBasell Industries NV, Class A	(9,266)	(896,300)	25.5
Madison Square Garden Co.	(10,968)	(1,821,456)	51.9
Magnolia Oil & Gas Corp., Class A	(822)	(17,780)	0.5
Mandiant, Inc.	(54,389)	(820,730)	23.4
Marathon Petroleum Corp.	(9,327)	(669,212)	19.1
Maravai LifeSciences Holdings, Inc., Class A	(7,854)	(227,138)	6.5
Marqeta, Inc., Class A	(1,796)	(21,193)	0.6
Marriott International, Inc., Class A	(3,633)	(585,349)	16.7
Matador Resources Co.	(3,811)	(170,618)	4.9
Match Group, Inc.	(3,400)	(383,180)	10.9
Mattel, Inc.	(612)	(12,803)	0.4
MAXIMUS, Inc.	(1,481)	(114,511)	3.3
McCormick & Co., Inc.	(5,842)	(586,011)	16.7
Medical Properties Trust, Inc.	(31,559)	(718,283)	20.5
MGM Resorts International.	(11,483)	(490,554)	14.0
Micron Technology, Inc.	(4,634)	(381,239)	10.9
MicroStrategy, Inc., Class A	(165)	(60,722)	1.7
Mirati Therapeutics, Inc.	(2,819)	(336,307)	9.6
MKS Instruments, Inc.	(1,624)	(252,256)	7.2
Moderna, Inc.	(2,137)	(361,858)	10.3
Mohawk Industries, Inc.	(9,405)	(1,484,767)	42.3
Mondelez International, Inc., Class A	(8,840)	(592,545)	16.9
MongoDB, Inc.	(834)	(337,862)	9.6
Monster Beverage Corp.	(8,825)	(765,304)	21.8
Morgan Stanley	(1,858)	(190,519)	5.4
National Storage Affiliates Trust	(817)	(50,295)	1.4
nCino, Inc.	(3,806)	(174,429)	5.0
NCR Corp.	(14,985)	(570,329)	16.3
NetApp, Inc.	(2,445)	(211,517)	6.0
Netflix, Inc.	(4,035)	(1,723,510)	49.1
New Relic, Inc.	(1,977)	(207,862)	5.9
New Residential Investment Corp.	(55,252)	(588,434)	16.8
New York Times Co., Class A	(3,227)	(129,177)	3.7

47

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United States (continued)
NIKE, Inc., Class B	(615)	$(91,063)	2.6%
Northern Trust Corp.	(7,680)	(895,795)	25.5
Northrop Grumman Corp.	(631)	(233,407)	6.7
Novavax, Inc.	(3,041)	(284,942)	8.1
Oak Street Health, Inc.	(34,404)	(597,942)	17.0
Olaplex Holdings, Inc.	(667)	(14,567)	0.4
Omega Healthcare Investors, Inc.	(26,645)	(838,785)	23.9
ON Semiconductor Corp.	(5,975)	(352,525)	10.0
OneMain Holdings, Inc.	(20,178)	(1,042,395)	29.7
Onto Innovation, Inc.	(11,552)	(1,057,470)	30.1
Opendoor Technologies, Inc.	(48,526)	(481,863)	13.7
Organon & Co.	(13,647)	(435,476)	12.4
Oshkosh Corp.	(521)	(59,295)	1.7
PACCAR, Inc.	(11,666)	(1,084,821)	30.9
Packaging Corp. of America	(11,290)	(1,700,613)	48.5
PacWest Bancorp	(9,526)	(442,292)	12.6
Palantir Technologies, Inc., Class A	(4,209)	(57,705)	1.6
Palo Alto Networks, Inc.	(1,027)	(531,370)	15.1
Parker-Hannifin Corp.	(1,567)	(485,786)	13.8
PDC Energy, Inc.	(9,073)	(537,757)	15.3
Peloton Interactive, Inc., Class A	(19,612)	(535,996)	15.3
Penn National Gaming, Inc.	(2,493)	(113,706)	3.2
PennyMac Financial Services, Inc.	(602)	(37,745)	1.1
PerkinElmer, Inc.	(4,306)	(741,364)	21.1
PG&E Corp.	(32,143)	(411,109)	11.7
Pioneer Natural Resources Co.	(8,061)	(1,764,472)	50.3
Plug Power, Inc.	(22,933)	(501,545)	14.3
Polaris, Inc.	(9,994)	(1,125,224)	32.1
Post Holdings, Inc.	(3,885)	(411,111)	11.7
PPL Corp.	(26,125)	(775,390)	22.1
Primo Water Corp.	(19,397)	(323,652)	9.2
Procore Technologies, Inc.	(4,663)	(291,717)	8.3
Procter & Gamble Co.	(24,321)	(3,902,304)	111.2
Progressive Corp.	(16,146)	(1,754,424)	50.0
Progyny, Inc.	(2,306)	(93,393)	2.7
Prosperity Bancshares, Inc.	(168)	(12,306)	0.4
Q2 Holdings, Inc.	(3,394)	(221,459)	6.3
QuantumScape Corp.	(4,501)	(75,122)	2.1
Quidel Corp.	(3,344)	(345,636)	9.9
Raytheon Technologies Corp.	(4,122)	(371,763)	10.6
Realty Income Corp.	(5,877)	(407,923)	11.6
Red Rock Resorts, Inc., Class A	(993)	(44,208)	1.3
Redfin Corp.	(3,360)	(99,355)	2.8
Regal Beloit Corp.	(7,738)	(1,226,318)	34.9
Revolve Group, Inc.	(1,048)	(51,687)	1.5
Rexford Industrial Realty, Inc.	(20,202)	(1,478,180)	42.1
Rivian Automotive, Inc., Class A	(10,088)	(663,185)	18.9
Robinhood Markets, Inc., Class A	(6,675)	(94,451)	2.7
Rocket Cos., Inc., Class A	(45,904)	(580,227)	16.5
RPM International, Inc.	(9,903)	(877,505)	25.0
Ryman Hospitality Properties, Inc.	(438)	(38,719)	1.1
Saia, Inc.	(704)	(200,133)	5.7
Scotts Miracle-Gro Co.	(1,069)	(161,633)	4.6
Seagate Technology Holdings PLC	(2,055)	(220,193)	6.3
Sealed Air Corp.	(2,049)	(139,168)	4.0
SEI Investments Co.	(1,969)	(115,403)	3.3
Sensata Technologies Holding PLC	(5,454)	(312,841)	8.9
SentinelOne, Inc., Class A	(11,193)	(500,887)	14.3
Shift4 Payments, Inc., Class A.	(1,731)	(91,258)	2.6
Signature Bank	(1,729)	(526,705)	15.0
Silvergate Capital Corp., Class A	(3,266)	(351,879)	10.0
SiTime Corp.	(2,175)	(506,971)	14.4

Security	Shares	Value	% of Basket Value

United States (continued)
Six Flags Entertainment Corp.	(2,900)	$(114,521)	3.3%
Skechers U.S.A., Inc., Class A	(1,566)	(65,772)	1.9
Skyworks Solutions, Inc.	(2,519)	(369,084)	10.5
Snowflake, Inc., Class A	(4,654)	(1,284,039)	36.6
SoFi Technologies, Inc.	(12,263)	(153,042)	4.4
Spirit AeroSystems Holdings, Inc., Class A	(26,366)	(1,155,622)	32.9
Spirit Realty Capital, Inc.	(384)	(18,225)	0.5
Sprout Social, Inc., Class A	(2,912)	(200,491)	5.7
SS&C Technologies Holdings, Inc.	(23,072)	(1,842,761)	52.5
STAAR Surgical Co.	(400)	(29,088)	0.8
STAG Industrial, Inc.	(3,604)	(153,999)	4.4
Starwood Property Trust, Inc.	(4,414)	(109,247)	3.1
State Street Corp.	(2,602)	(245,889)	7.0
STERIS PLC	(3,387)	(760,043)	21.7
Stryker Corp.	(171)	(42,417)	1.2
Sunrun, Inc.	(24,290)	(629,840)	17.9
Switch, Inc., Class A	(48,056)	(1,231,675)	35.1
SYNNEX Corp.	(5,315)	(555,790)	15.8
Teledyne Technologies Inc	(357)	(150,451)	4.3
Tenet Healthcare Corp.	(12,220)	(905,746)	25.8
Teradyne, Inc.	(2,670)	(313,538)	8.9
Terreno Realty Corp.	(3,354)	(250,779)	7.1
Tesla, Inc.	(1,129)	(1,057,557)	30.1
TJX Cos., Inc.	(12,971)	(933,523)	26.6
T-Mobile US, Inc.	(3,034)	(328,188)	9.4
Trade Desk, Inc., Class A	(10,858)	(755,065)	21.5
Tradeweb Markets, Inc., Class A	(8,352)	(707,999)	20.2
TransDigm Group, Inc.	(1,001)	(616,806)	17.6
Trupanion, Inc.	(1,493)	(142,208)	4.1
TuSimple Holdings, Inc., Class A	(937)	(17,578)	0.5
Twilio Inc, Class A	(594)	(122,435)	3.5
Tyson Foods, Inc., Class A	(14,952)	(1,358,987)	38.7
Uber Technologies, Inc.	(5,253)	(196,462)	5.6
UiPath, Inc., Class A	(840)	(30,685)	0.9
Unity Software, Inc.	(355)	(37,328)	1.1
Universal Health Services, Inc., Class B	(6,223)	(809,363)	23.1
Upstart Holdings, Inc.	(3,567)	(388,839)	11.1
Upwork, Inc.	(6,227)	(169,374)	4.8
US Foods Holding Corp.	(2,283)	(80,499)	2.3
Valley National Bancorp	(22,306)	(310,500)	8.8
Verizon Communications, Inc.	(15,938)	(848,380)	24.2
Vertex Pharmaceuticals, Inc.	(351)	(85,311)	2.4
Vertiv Holdings Co.	(64,804)	(1,351,811)	38.5
VF Corp.	(7,462)	(486,597)	13.9
VICI Properties, Inc.	(50,928)	(1,457,559)	41.5
Victoria’s Secret & Co.	(7,554)	(421,740)	12.0
Virtu Financial, Inc., Class A	(16,756)	(518,263)	14.8
VMware, Inc., Class A	(6,079)	(781,030)	22.3
Warner Music Group Corp., Class A	(1,548)	(65,790)	1.9
Wayfair, Inc., Class A	(3,180)	(495,826)	14.1
WESCO International, Inc.	(1,456)	(177,472)	5.1
Westinghouse Air Brake Technologies Corp.	(3,489)	(310,172)	8.8
WeWork, Inc., Class A	(7,762)	(57,672)	1.6
Williams-Sonoma, Inc.	(2,141)	(343,716)	9.8
WillScot Mobile Mini Holdings Corp.	(54,361)	(2,013,531)	57.4
Wingstop, Inc.	(1,711)	(262,211)	7.5
Wolfspeed, Inc.	(5,659)	(533,304)	15.2
Woodward, Inc.	(161)	(17,753)	0.5
Workiva, Inc.	(3,901)	(461,410)	13.1
Xcel Energy, Inc.	(10,246)	(713,736)	20.3
XPO Logistics, Inc.	(902)	(59,685)	1.7
Xylem, Inc.	(1,185)	(124,449)	3.5

S C H E D U L E O F I N V E S T M E N T S	48

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United States (continued)
YETI Holdings, Inc.	(5,051)	$(331,245)	9.4%
Zendesk, Inc.	(3,733)	(367,738)	10.5
Zillow Group, Inc., Class A	(14,959)	(745,856)	21.3
Zillow Group, Inc., Class C	(6,336)	(319,841)	9.1
Zoom Video Communications, Inc., Class A	(3,354)	(517,455)	14.7
ZoomInfo Technologies, Inc., Class A	(21,672)	(1,145,582)	32.6

		(198,743,357)

Rights

Spain
ACS Actividades de Construccion y Servicios	(25,922)	(12,974)	0.4

Total Reference Entity — Short		(374,786,038)

Net Value of Reference Entity — Goldman Sachs & Co.		$(3,509,752)

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Goldman Sachs & Co. as of period end, termination dates February 27, 2023 and February 28, 2023:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Australia
AUB Group Ltd.	14,359	$237,126	(74.0)%
Aussie Broadband Ltd.	10,583	31,812	(9.9)
Australian Ethical Investment Ltd.	27,381	180,586	(56.3)
Charter Hall Education Trust	2,815	7,643	(2.4)
Charter Hall Long Wale REIT	254,739	871,401	(271.8)
Dexus Industria REIT	8,078	17,869	(5.6)
Dicker Data Ltd.	9,580	86,782	(27.1)
GWA Group Ltd.	140,675	252,275	(78.7)
HUB24 Ltd.	325	6,241	(2.0)
Imdex Ltd.	147,119	307,780	(96.0)
Inghams Group Ltd.	243,382	566,611	(176.7)
Johns Lyng Group Ltd.	143,092	782,984	(244.2)
Jumbo Interactive Ltd.	14,454	183,839	(57.3)
Kogan.com Ltd.	31,744	140,180	(43.7)
Lifestyle Communities Ltd.	5,993	71,833	(22.4)
Monadelphous Group Ltd.	35,984	229,221	(71.5)
Netwealth Group Ltd.	625	6,769	(2.1)
Objective Corp. Ltd.	4,574	52,059	(16.2)
Pendal Group Ltd.	6,033	20,720	(6.5)
Pinnacle Investment Management Group Ltd.	84,160	679,312	(211.9)
Regis Resources Ltd.	11,259	13,695	(4.3)
St Barbara Ltd.	336,454	294,801	(92.0)
Technology One Ltd.	943	7,055	(2.2)
Waypoint REIT	78,661	151,094	(47.1)

		5,199,688

Austria
Oesterreichische Post AG	10,159	426,413	(133.0)
Palfinger AG	1,237	42,272	(13.2)
Porr Ag	6,646	93,779	(29.2)

Security	Shares	Value	% of Basket Value

Austria (continued)
S&T AG	22,886	$420,318	(131.1)%
Wienerberger AG	13,208	478,222	(149.2)

		1,461,004

Belgium
Bekaert SA	4,227	196,795	(61.4)
Melexis NV	1,972	206,770	(64.5)
Shurgard Self Storage SA	14,097	812,596	(253.4)
VGP NV	717	203,173	(63.4)

		1,419,334

Canada
Aecon Group Inc.	1,242	16,962	(5.3)
Altius Minerals Corp.	12,757	177,031	(55.2)
Baytex Energy Corp.	131,670	488,914	(152.5)
Birchcliff Energy Ltd.	27,983	138,027	(43.1)
Canadian Western Bank	15,818	480,706	(149.9)
Cascades, Inc.	2,499	25,007	(7.8)
Cineplex Inc.	10,314	105,238	(32.8)
Cogeco Communications Inc.	1,601	131,415	(41.0)
CT Real Estate Investment Trust	15,250	203,349	(63.4)
Eldorado Gold Corp.	7,574	66,317	(20.7)
Enerflex Ltd.	2,971	16,828	(5.3)
Enghouse Systems Ltd.	3,028	106,670	(33.3)
Evertz Technologies Ltd.	6,500	66,168	(20.6)
First National Financial Corp.	5,679	195,726	(61.1)
Freehold Royalties Ltd.	112,235	1,161,067	(362.2)
InterRent Real Estate Investment Trust	6,255	78,437	(24.5)
Kelt Exploration Ltd.	25,127	109,510	(34.2)
Killam Apartment Real Estate Investment Trust	35,669	613,681	(191.4)
Morguard Corp.	3,397	350,643	(109.4)
Mullen Group Ltd.	13,124	121,210	(37.8)
Novagold Resources Inc.	8,767	57,796	(18.0)
PrairieSky Royalty Ltd.	36,762	473,136	(147.6)
Real Matters Inc.	50,742	234,719	(73.2)
Repare Therapeutics, Inc.	294	4,536	(1.4)
Richelieu Hardware Ltd.	2,055	80,800	(25.2)
Rogers Sugar Inc.	14,270	67,244	(21.0)
Sandstorm Gold Ltd.	183,275	1,100,097	(343.2)
Seabridge Gold Inc.	5,871	94,174	(29.4)
Silvercorp Metals Inc.	14,891	49,084	(15.3)
Slate Grocery REIT	3,735	44,016	(13.7)
Tamarack Valley Energy Ltd.	24,920	96,649	(30.1)
Topaz Energy Corp.	11,440	163,075	(50.9)
TransAlta Corp.	11,775	127,741	(39.8)
Village Farms International, Inc.	47,115	244,652	(76.3)

		7,490,625

Denmark
ALK-Abello A/S	687	290,099	(90.5)
Alm Brand AS	30,468	57,764	(18.0)
Nilfisk Holding A/S	6,344	223,184	(69.6)
Per Aarsleff Holding AS	2,636	118,774	(37.1)
Schouw & Co. AB	914	77,299	(24.1)
Solar A/S	57	6,112	(1.9)

		773,232

Faeroe Islands
Bakkafrost P/F	7,314	504,216	(157.3)

49

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Finland
Cargotec Oyj	4,427	$221,027	(69.0)%
Musti Group OYJ	2,276	68,022	(21.2)
Rovio Entertainment Oyj	1,327	10,458	(3.3)
Tokmanni Group Corp.	21,730	454,685	(141.8)
Uponor OYJ	11,066	245,544	(76.6)
YIT OYJ	53,518	265,862	(82.9)

		1,265,598

France
Alten SA	3,800	619,803	(193.3)
Coface SA	11,666	154,340	(48.1)
Esker SA	608	164,419	(51.3)
Guerbet	1	37	(0.0)
ID Logistics Group	747	271,231	(84.6)
Interparfums SA	13,792	1,047,952	(326.9)
Korian SA	8,740	191,607	(59.8)
Manitou BF SA	8,789	326,830	(102.0)
Neopost SA	60	1,226	(0.4)
SES-imagotag SA	180	13,785	(4.3)
SMCP SA	22,914	188,479	(58.8)
Societe BIC SA	1,730	98,504	(30.7)
Vicat SA	1,360	56,359	(17.6)
Vilmorin & Cie SA	381	21,487	(6.7)
Virbac SA	115	46,264	(14.4)

		3,202,323

Germany
Adesso SE	1,058	218,453	(68.1)
ADVA Optical Networking SE	396	6,639	(2.1)
Atoss Software AG	39	7,820	(2.4)
Bank of Georgia Group PLC	10,047	198,359	(61.9)
Capital Stage AG	4,977	78,405	(24.5)
Datagroup SE	720	70,016	(21.8)
Deutsche Beteiligungs AG	5,605	232,601	(72.6)
Draegerwerk AG & Co. KGaA	903	52,459	(16.4)
Eckert & Ziegler Strahlen- und Medizintechnik AG	601	52,391	(16.3)
ElringKlinger AG	8,943	106,400	(33.2)
Kloeckner & Co. SE	531	5,997	(1.9)
Krones AG	3,304	328,119	(102.3)
MLP SE	34,324	320,136	(99.9)
MorphoSys AG	4,464	142,952	(44.6)
Nagarro SE	572	99,445	(31.0)
Pfeiffer Vacuum Technology AG	414	81,526	(25.4)
SAF-Holland SE	443	5,586	(1.7)
Schaeffler AG	84,630	629,095	(196.2)
SMA Solar Technology AG	12,472	444,227	(138.6)
Software AG	2,469	95,070	(29.6)
STO SE & Co. KGaA	1,245	312,457	(97.5)
Suedzucker AG	2,285	31,992	(10.0)

		3,520,145

Gibraltar
888 Holdings PLC	144,344	498,249	(155.4)

Hong Kong
CITIC Telecom International Holdings Ltd.	706,000	257,055	(80.2)
EC Healthcare	127,000	146,045	(45.6)
Health & Happiness H&H International Holdings Ltd.	211,500	354,804	(110.7)
Luk Fook Holdings International Ltd.	44,000	115,973	(36.2)
PAX Global Technology Ltd.	9,000	6,519	(2.0)

Security	Shares	Value	% of Basket Value

Hong Kong (continued)
SA Sa International Holdings Ltd.	2,620,000	$502,839	(156.8)%
Texhong Textile Group Ltd.	47,000	60,641	(18.9)

		1,443,876

Ireland
Cimpress PLC	4,777	321,110	(100.1)
Uniphar PLC	18,109	79,751	(24.9)

		400,861

Israel
Caesarstone Ltd.	43,019	530,424	(165.4)
Cognyte Software Ltd.	12,723	138,045	(43.1)
Taboola.com Ltd.	14,151	85,614	(26.7)
Tremor International Ltd.	951	6,699	(2.1)

		760,782

Italy
Biesse SpA	1,492	38,710	(12.1)
Brunello Cucinelli SpA	15,085	876,033	(273.3)
Datalogic SpA	4,341	67,817	(21.1)
El.En. SpA	5,536	89,359	(27.9)
OVS SpA	128,263	356,372	(111.2)
Pharmanutra SpA	450	33,367	(10.4)
Sanlorenzo SpA/Ameglia	1,100	47,694	(14.9)
Sesa SpA	6,139	1,110,340	(346.3)
Tinexta SpA	18,154	644,893	(201.2)
Webuild SpA	181,097	379,345	(118.3)

		3,643,930

Japan
77 Bank Ltd.	11,300	149,550	(46.6)
Adastria Co. Ltd.	78,000	1,168,671	(364.5)
Ai Holdings Corp.	12,200	189,075	(59.0)
Aichi Steel Corp.	15,200	341,982	(106.7)
Anicom Holdings Inc.	61,400	389,879	(121.6)
AOKI Holdings Inc.	92,000	469,668	(146.5)
Arcland Service Holdings Co. Ltd.	12,300	233,454	(72.8)
ARTERIA Networks Corp.	1,100	13,033	(4.1)
Avex Group Holdings Inc.	15,800	177,107	(55.2)
Axial Retailing, Inc.	700	19,923	(6.2)
Belc Co. Ltd.	9,500	446,069	(139.1)
Bell System24 Holdings, Inc.	12,500	154,373	(48.2)
Belluna Co. Ltd.	35,100	222,106	(69.3)
Bengo4.com Inc.	11,300	475,178	(148.2)
Broadleaf Co. Ltd.	10,000	30,523	(9.5)
Canon Electronics Inc.	14,900	210,720	(65.7)
Cawachi Ltd.	20,800	418,326	(130.5)
CI Takiron Corp.	105,200	504,782	(157.5)
Comture Corp.	13,200	322,071	(100.5)
Cybozu, Inc.	22,700	281,592	(87.8)
Daiho Corp.	1,700	54,229	(16.9)
Daiken Corp.	10,200	188,115	(58.7)
Daiseki Co. Ltd.	28,300	1,133,713	(353.6)
Dexerials Corp.	6,600	181,485	(56.6)
Digital Arts, Inc.	4,700	276,913	(86.4)
Dip Corp.	12,200	386,245	(120.5)
Direct Marketing MiX, Inc.	10,200	125,673	(39.2)
Doshisha Co. Ltd.	30,500	403,895	(126.0)
en-japan, Inc.	62,900	1,516,023	(472.9)
FCC Co. Ltd.	61,700	793,416	(247.5)
Fuji Co. Ltd/Ehime	11,500	189,895	(59.2)

S C H E D U L E O F I N V E S T M E N T S	50

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
Fujicco Co. Ltd.	1,700	$28,630	(8.9)%
Fujimi, Inc.	1,700	102,927	(32.1)
Fukui Computer Holdings Inc.	500	13,038	(4.1)
FULLCAST Holdings Co. Ltd.	900	16,934	(5.3)
Funai Soken Holdings Inc.	16,400	339,884	(106.0)
Fuso Chemical Co. Ltd.	600	23,474	(7.3)
Genky DrugStores Co. Ltd.	200	6,276	(2.0)
Giken Ltd.	20,500	699,657	(218.2)
Glory Ltd.	33,600	631,838	(197.1)
Goldcrest Co. Ltd.	32,800	514,231	(160.4)
Halows Co. Ltd.	3,500	84,102	(26.2)
Hamakyorex Co. Ltd.	300	7,454	(2.3)
Harmonic Drive Systems, Inc.	2,300	90,971	(28.4)
Heiwado Co. Ltd.	14,900	251,039	(78.3)
IBJ Leasing Co. Ltd.	3,900	108,928	(34.0)
Infocom Corp.	7,800	124,297	(38.8)
Itochu Enex Co. Ltd.	30,100	262,948	(82.0)
Jafco Co. Ltd.	10,600	169,258	(52.8)
Japan Elevator Service Holdings Co. Ltd.	6,500	93,640	(29.2)
Japan Lifeline Co. Ltd.	32,900	288,017	(89.8)
Japan Wool Textile Co. Ltd.	53,400	408,700	(127.5)
JSP Corp.	15,100	211,948	(66.1)
Kanamoto Co. Ltd.	11,700	227,501	(71.0)
Katitas Co. Ltd.	8,800	268,409	(83.7)
KeePer Technical Laboratory Co. Ltd.	7,300	120,442	(37.6)
Komeri Co. Ltd.	3,900	90,930	(28.4)
Konoike Transport Co. Ltd.	21,900	224,363	(70.0)
Kumagai Gumi Co. Ltd.	6,500	165,683	(51.7)
Kura Sushi, Inc.	34,500	1,037,885	(323.7)
Kyokuto Kaihatsu Kogyo Co. Ltd.	6,400	81,527	(25.4)
Kyoritsu Maintenance Co. Ltd.	300	10,732	(3.3)
Life Corp.	16,600	446,060	(139.1)
Link And Motivation Inc.	23,900	94,606	(29.5)
LITALICO, Inc.	7,100	177,191	(55.3)
M&A Capital Partners Co. Ltd.	1,500	64,595	(20.1)
Maeda Kosen Co. Ltd.	8,000	238,893	(74.5)
Mandom Corp.	4,100	49,162	(15.3)
Maruzen Showa Unyu Co. Ltd.	1,600	44,413	(13.9)
Maxell Ltd.	7,200	77,225	(24.1)
Medical Data Vision Co. Ltd.	12,700	112,425	(35.1)
Megachips Corp.	1,100	40,100	(12.5)
Megmilk Snow Brand Co. Ltd.	6,100	108,657	(33.9)
Micronics Japan Co. Ltd.	500	6,898	(2.2)
Midac Holdings Co. Ltd.	11,700	274,466	(85.6)
Milbon Co. Ltd.	100	4,721	(1.5)
Mitsubishi Pencil Co. Ltd.	9,000	93,918	(29.3)
Mitsuboshi Belting Ltd.	13,000	239,713	(74.8)
Mitsui DM Sugar Holdings Co. Ltd.	23,400	402,630	(125.6)
Mixi, Inc.	3,400	62,942	(19.6)
Monogatari Corp.	2,300	124,992	(39.0)
Morita Holdings Corp.	21,900	242,711	(75.7)
Nakanishi, Inc.	3,600	63,833	(19.9)
Nippn Corp.	9,900	145,228	(45.3)
Nippon Gas Co. Ltd.	57,700	807,464	(251.9)
Nippon Paper Industries Co. Ltd.	50,400	510,691	(159.3)
Nippon Suisan Kaisha Ltd.	85,400	400,132	(124.8)
Nishimatsuya Chain Co. Ltd.	16,000	204,056	(63.6)
Nitto Boseki Co. Ltd.	700	16,705	(5.2)
Nitto Kogyo Corp.	27,000	363,224	(113.3)
Obara Group Inc.	16,500	478,204	(149.2)
Oiles Corp.	20,600	288,444	(90.0)

Security	Shares	Value	% of Basket Value

Japan (continued)
Oki Electric Industry Co. Ltd.	90,500	$692,273	(215.9)%
Optim Corp.	3,100	26,282	(8.2)
Osaka Organic Chemical Industry Ltd.	9,100	250,517	(78.1)
Pack Corp.	3,500	81,943	(25.6)
Plaid, Inc.	7,400	79,995	(25.0)
Prestige International Inc.	110,100	699,809	(218.3)
Raksul Inc.	1,400	45,696	(14.3)
Round One Corp.	32,400	395,301	(123.3)
Sakai Moving Service Co. Ltd.	6,600	252,488	(78.8)
SAMTY Co. Ltd.	17,300	314,215	(98.0)
Sanken Electric Co. Ltd.	2,300	100,274	(31.3)
Sanrio Co. Ltd.	4,600	89,218	(27.8)
Sato Holdings Corp.	500	8,818	(2.7)
Seria Co. Ltd.	23,500	591,383	(184.5)
Shizuoka Gas Co. Ltd.	1,600	13,968	(4.4)
Shoei Co. Ltd.	14,600	562,166	(175.4)
Sodick Co. Ltd.	24,800	172,968	(54.0)
Solasto Corp.	700	6,387	(2.0)
Sosei Group Corp.	4,100	54,692	(17.1)
S-Pool Inc.	40,200	366,504	(114.3)
Strike Co. Ltd.	17,400	677,454	(211.3)
Sumitomo Densetsu Co. Ltd.	4,600	83,849	(26.2)
Sumitomo Mitsui Construction Co. Ltd.	58,600	221,428	(69.1)
Systena Corp.	14,400	44,336	(13.8)
Taikisha Ltd.	4,600	115,032	(35.9)
Takuma Co. Ltd.	28,400	363,194	(113.3)
Toa Corp/Tokyo	5,200	109,998	(34.3)
Toho Holdings Co. Ltd.	2,700	42,217	(13.2)
Tokai Corp/Gifu	1,700	26,711	(8.3)
Tokyotokeiba Co. Ltd.	3,700	135,636	(42.3)
Topcon Corp.	2,100	28,503	(8.9)
Tosei Corp.	25,800	236,215	(73.7)
TPR Co. Ltd.	22,600	286,365	(89.3)
Tri Chemical Laboratories Inc.	5,700	154,233	(48.1)
Trusco Nakayama Corp.	22,300	474,586	(148.0)
Tsukishima Kikai Co. Ltd.	8,400	80,033	(25.0)
UACJ Corp.	7,000	161,138	(50.3)
United Arrows Ltd.	4,200	67,840	(21.2)
UT Group Co. Ltd.	1,500	42,982	(13.4)
Uzabase Inc.	23,700	224,080	(69.9)
Wacoal Holdings Corp.	40,200	737,484	(230.0)
Wacom Co. Ltd.	3,200	23,244	(7.2)
Wakita & Co. Ltd.	7,900	69,705	(21.7)
West Holdings Corp.	700	21,033	(6.6)
YA-MAN Ltd.	7,100	56,301	(17.6)
Yokogawa Bridge Holdings Corp.	8,800	164,385	(51.3)
Yuasa Trading Co. Ltd.	12,100	306,213	(95.5)
Yurtec Corp.	60,200	358,910	(112.0)
Zojirushi Corp.	5,700	71,645	(22.3)
Zuken Inc.	21,000	543,224	(169.4)

		35,090,517

Jersey
Breedon Group PLC	11,021	12,673	(4.0)
Centamin PLC	844,399	1,017,609	(317.4)

		1,030,282

Luxembourg
Millicom International Cellular SA	12,876	343,710	(107.2)
SES SA	10,319	79,394	(24.8)

		423,104

51

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Netherlands
Arcadis NV	4,748	$207,844	(64.9)%
Basic-Fit NV	5,747	274,174	(85.5)
Brunel International NV	942	11,575	(3.6)
Wereldhave NV	441	6,776	(2.1)

		500,369

Norway
Aker Carbon Capture ASA	17,307	38,638	(12.1)
Borregaard ASA	15,592	366,727	(114.4)
FLEX Liquified Natural Gas Ltd.	4,421	87,349	(27.2)
Kongsberg Gruppen ASA	291	8,782	(2.7)
MPC Container Ships	53,654	182,168	(56.8)
Selvaag Bolig ASA	6,026	35,467	(11.1)
Sparebank 1 Oestlandet	10,223	169,749	(53.0)

		888,880

Singapore
AEM Holdings Ltd.	213,700	718,450	(224.1)
AIMS APAC REIT	5,900	6,082	(1.9)
Raffles Medical Group Ltd.	22,800	21,602	(6.7)
Sheng Siong Group Ltd.	53,100	58,680	(18.3)

		804,814

South Korea
MagnaChip Semiconductor Corp.	2,468	43,906	(13.7)

Spain
Ence Energia y Celulosa SA	38,942	104,478	(32.6)
Indra Sistemas SA	7,016	71,487	(22.3)
Melia Hotels International SA	46,262	350,583	(109.4)
Miquel y Costas & Miquel SA	1	14	(0.0)

		526,562

Sweden
AcadeMedia AB	33,141	192,397	(60.0)
AddTech AB	27,769	513,694	(160.2)
Arjo AB, B Shares	39,208	391,842	(122.2)
Attendo AB	2,171	7,651	(2.4)
Betsson AB, Class B	19,760	110,562	(34.5)
Biotage AB	20,731	423,302	(132.0)
Bonava AB	8,991	77,812	(24.3)
Cellavision AB	100	3,264	(1.0)
Cloetta AB	50,863	134,611	(42.0)
Corem Property Group AB	2,334	6,699	(2.1)
Dios Fastigheter AB	1,871	20,828	(6.5)
Fingerprint Cards AB, Class B	108,132	216,423	(67.5)
GARO AB	1,175	21,945	(6.9)
HMS Networks AB	486	25,382	(7.9)
Instalco AB	5,840	42,453	(13.2)
New Wave Group AB	5,215	79,359	(24.8)
Scandic Hotels Group AB	164,698	694,874	(216.8)
SkiStar AB	1,618	24,914	(7.8)
SSAB AB, B Shares	78,705	409,783	(127.8)
SwedenCare AB	954	10,882	(3.4)
Tobii AB	31,998	111,533	(34.8)
Troax Group AB	7,767	272,097	(84.9)
Vitrolife AB	10,457	430,017	(134.1)

		4,222,324

Switzerland
Belimo Holding AG	4,294	2,371,234	(739.7)
Bossard Holding AG	31	9,719	(3.0)
Comet Holding AG	3,559	1,135,380	(354.2)

Security	Shares	Value	% of Basket Value

Switzerland (continued)
Daetwyler Holding AG	1,984	$779,028	(243.0)%
Gurit Holding AG	122	189,769	(59.2)
Inficon Holding AG	241	294,372	(91.8)
Interroll Holding AG	42	177,770	(55.4)
Komax Holding AG	3	925	(0.3)
Medacta Group SA	1,649	210,696	(65.7)
Medartis Holding AG	161	22,126	(6.9)
Sensirion Holding AG	6,467	792,902	(247.3)
u-Blox Holding AG	5,695	406,095	(126.7)
Ypsomed Holding AG	463	86,543	(27.0)
Zehnder Group AG	1,569	143,614	(44.8)

		6,620,173

Ukraine
Network International Holdings PLC	184,214	650,837	(203.0)

United Kingdom
AG Barr PLC	1,657	11,031	(3.4)
Alliance Pharma PLC	14	20	(0.0)
Avon Rubber PLC	6,101	93,129	(29.1)
Big Yellow Group PLC	6,767	135,968	(42.4)
Brewin Dolphin Holdings PLC	45,278	201,038	(62.7)
Clipper Logistics PLC	21,340	194,013	(60.5)
Craneware PLC	1,242	31,737	(9.9)
Currys PLC	9,488	13,684	(4.3)
CVS Group PLC	56,724	1,504,401	(469.3)
Diploma PLC	12,940	485,678	(151.5)
dotdigital group PLC	85,976	171,007	(53.3)
Fevertree Drinks PLC	7,220	207,118	(64.6)
Frasers Group PLC	65,457	650,211	(202.8)
GB Group PLC	23,199	207,139	(64.6)
Genus PLC	5,839	301,404	(94.0)
Hammerson PLC	94,399	49,764	(15.5)
Hill & Smith Holdings PLC	7,181	145,393	(45.4)
Hotel Chocolat Group Ltd.	8,237	52,842	(16.5)
Hunting PLC	62,223	180,757	(56.4)
Impax Asset Management Group PLC	5,673	83,923	(26.2)
Indivior PLC	44,068	134,161	(41.8)
John Wood Group PLC	184,693	555,989	(173.4)
Judges Scientific PLC	540	55,340	(17.3)
Kainos Group PLC	14,249	292,933	(91.4)
Lancashire Holdings Ltd.	72,225	534,741	(166.8)
Luceco PLC	35,780	144,652	(45.1)
Micro Focus International PLC	148,720	914,944	(285.4)
Moneysupermarket.com Group plc	15,534	39,697	(12.4)
Moonpig Group PLC	8,049	34,199	(10.7)
Morgan Advanced Materials PLC	48,876	210,347	(65.6)
Myovant Sciences Ltd.	5,687	74,272	(23.2)
Ninety One PLC	97,517	340,205	(106.1)
Pets at Home Group PLC	141,095	810,269	(252.7)
PZ Cussons PLC	24,721	64,497	(20.1)
Restaurant Group PLC	631,681	809,910	(252.6)
RWS Holdings PLC	29,599	200,631	(62.6)
Safestore Holdings PLC	30,241	518,493	(161.7)
SIG PLC	159,924	88,657	(27.7)
SThree PLC	54,281	344,666	(107.5)
Subsea 7 SA	7,051	53,011	(16.5)
Trainline PLC	82,340	248,055	(77.4)
Virgin Money UK PLC	149,199	386,191	(120.5)

S C H E D U L E O F I N V E S T M E N T S	52

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United Kingdom (continued)
Volution Group PLC	4,637	$31,419	(9.8)%
Watkin Jones PLC	2,212	7,913	(2.5)

		11,615,449

United States
1-800-Flowers.com, Inc., Class A	22,444	382,221	(119.2)
1Life Healthcare, Inc.	28,011	312,603	(97.5)
1st Source Corp.	1,121	55,915	(17.4)
2U, Inc.	15,777	254,641	(79.4)
A10 Networks, Inc.	5,670	83,916	(26.2)
ACADIA Pharmaceuticals, Inc.	5,356	120,456	(37.6)
Acadia Realty Trust	1,683	33,307	(10.4)
Accel Entertainment, Inc.	15,626	197,044	(61.5)
ACCO Brands Corp.	80,664	656,605	(204.8)
ACI Worldwide, Inc.	12,630	434,093	(135.4)
ACM Research, Inc., Class A	1,779	141,697	(44.2)
Adaptive Biotechnologies Corp.	2,875	50,140	(15.6)
Addus HomeCare Corp.	177	14,130	(4.4)
Advantage Solutions, Inc.	13,500	98,280	(30.7)
Alarm.com Holdings, Inc.	2,179	162,488	(50.7)
Alignment Healthcare, Inc.	4,607	35,013	(10.9)
Allogene Therapeutics, Inc.	10,002	114,523	(35.7)
Allovir, Inc.	9,680	78,989	(24.6)
Altair Engineering, Inc., Class A	6,972	438,678	(136.8)
Alto Ingredients, Inc.	8,769	45,423	(14.2)
ALX Oncology Holdings, Inc.	8,974	143,584	(44.8)
AMC Networks, Inc., Class A	1,304	55,590	(17.3)
American Axle & Manufacturing Holdings, Inc.	1,716	13,968	(4.4)
American Woodmark Corp.	10,234	613,324	(191.3)
America’s Car-Mart, Inc.	5,766	547,309	(170.7)
Amphastar Pharmaceuticals, Inc.	1,166	26,923	(8.4)
Andersons, Inc.	3,012	114,757	(35.8)
Annexon, Inc.	5,372	40,290	(12.6)
Antares Pharma, Inc.	2,147	7,235	(2.3)
Apartment Investment and Management Co., Class A	15,328	107,756	(33.6)
Applied Molecular Transport, Inc.	3,361	31,661	(9.9)
Arbor Realty Trust, Inc.	52,175	913,584	(285.0)
Ares Management Corp., Class A	5,220	416,138	(129.8)
Armada Hoffler Properties, Inc.	12,616	177,002	(55.2)
Arvinas, Inc.	79	5,648	(1.8)
Assetmark Financial Holdings, Inc.	32,071	769,383	(240.0)
Assured Guaranty Ltd.	11,153	594,343	(185.4)
Astec Industries, Inc.	1,409	89,176	(27.8)
Avidity Biosciences, Inc.	498	8,277	(2.6)
Big Lots, Inc.	1,779	74,558	(23.3)
BJ’s Restaurants, Inc.	13,893	418,040	(130.4)
Black Hills Corp.	7,740	524,308	(163.5)
Box, Inc., Class A	28,707	750,114	(234.0)
Brigham Minerals, Inc., Class A	2,422	52,412	(16.3)
BrightView Holdings, Inc.	15,736	208,817	(65.1)
BTRS Holdings, Inc., Class A	19,747	126,381	(39.4)
BWX Technologies, Inc.	7,479	332,890	(103.8)
C4 Therapeutics, Inc.	5,251	128,282	(40.0)
Calix, Inc.	2,579	129,672	(40.4)
Camden National Corp.	316	15,693	(4.9)
Cannae Holdings, Inc.	5,139	153,502	(47.9)
Capital City Bank Group, Inc.	19,807	547,862	(170.9)
Cardiovascular Systems, Inc.	15,049	264,411	(82.5)
CarParts.com, Inc.	2,534	23,313	(7.3)
Casella Waste Systems, Inc., Class A	2,702	205,298	(64.0)

Security	Shares	Value	% of Basket Value

United States (continued)
Centennial Resource Development, Inc., Class A	69,500	$542,795	(169.3)%
Centerspace	3,286	313,419	(97.8)
Central Garden & Pet Co., Class A	4,395	190,435	(59.4)
Century Communities, Inc.	8,826	581,192	(181.3)
Cerence, Inc.	6,778	430,335	(134.2)
Chefs’ Warehouse, Inc.	3,070	91,609	(28.6)
Chuy’s Holdings, Inc.	283	7,134	(2.2)
Cinemark Holdings, Inc.	1,258	18,996	(5.9)
Citi Trends, Inc.	8,571	417,579	(130.3)
Clean Energy Fuels Corp.	5,011	30,417	(9.5)
Clear Channel Outdoor Holdings, Inc.	53,227	162,875	(50.8)
Clear Secure, Inc., Class A	4,015	99,130	(30.9)
Clearway Energy, Inc., Class A	7,255	223,817	(69.8)
Clearway Energy, Inc., Class C	3,343	112,592	(35.1)
Clovis Oncology, Inc.	8	16	(0.0)
CNX Resources Corp.	887	13,154	(4.1)
Coeur Mining, Inc.	1,407	6,599	(2.1)
Cogent Communications Holdings, Inc.	13,114	834,182	(260.2)
Coherus Biosciences, Inc.	12,350	152,646	(47.6)
Cohu, Inc.	2,404	79,284	(24.7)
Comfort Systems USA, Inc.	2,583	231,902	(72.3)
CommScope Holding Co., Inc.	9,209	86,473	(27.0)
Community Trust Bancorp, Inc.	171	7,556	(2.4)
Computer Programs & Systems, Inc.	246	6,967	(2.2)
Consolidated Communications Holdings, Inc.	870	6,255	(2.0)
Corcept Therapeutics, Inc.	4,411	82,794	(25.8)
Cowen, Inc., Class A	3,076	97,448	(30.4)
Cutera, Inc.	9,268	337,448	(105.3)
Dave & Buster’s Entertainment, Inc.	9,012	322,539	(100.6)
Deciphera Pharmaceuticals, Inc.	5,379	45,345	(14.1)
Delek US Holdings, Inc.	3,882	60,249	(18.8)
Donegal Group, Inc., Class A	33,845	485,676	(151.5)
Donnelley Financial Solutions, Inc.	340	12,655	(3.9)
Dril-Quip, Inc.	20,880	528,055	(164.7)
Duckhorn Portfolio, Inc.	8,142	162,514	(50.7)
Ducommun, Inc.	392	17,150	(5.3)
DXP Enterprises, Inc.	9,735	277,934	(86.7)
Dyne Therapeutics, Inc.	11,002	81,635	(25.5)
Easterly Government Properties, Inc.	9,927	208,169	(64.9)
EchoStar Corp., Class A	5,681	134,583	(42.0)
Ecovyst, Inc.	22,005	225,111	(70.2)
elf Beauty, Inc.	14,872	439,616	(137.1)
Enova International, Inc.	8,123	327,194	(102.1)
Essent Group Ltd.	13,847	631,977	(197.1)
Essential Properties Realty Trust, Inc.	10,582	280,952	(87.6)
Everbridge, Inc.	9,008	460,489	(143.6)
EW Scripps Co., Class A	20,771	425,806	(132.8)
Exponent, Inc.	1,331	126,418	(39.4)
FB Financial Corp.	1,122	49,951	(15.6)
Federal Agricultural Mortgage Corp., Class C	57	6,943	(2.2)
FibroGen, Inc.	606	9,145	(2.9)
First Bancshares, Inc.	9,389	338,661	(105.6)
First Busey Corp.	10,090	281,309	(87.7)
First Financial Corp.	24,718	1,109,591	(346.1)
First Foundation, Inc.	25,370	663,425	(206.9)
First Interstate Bancsystem, Inc., Class A	20,867	766,862	(239.2)
First of Long Island Corp.	2,487	54,490	(17.0)
Fluor Corp.	7,575	159,378	(49.7)
Flushing Financial Corp.	712	16,810	(5.2)
Forma Therapeutics Holdings, Inc.	6,454	76,415	(23.8)
Forrester Research, Inc.	11,207	616,609	(192.3)

53

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United States (continued)
frontdoor, Inc.	15,941	$578,658	(180.5)%
FRP Holdings, Inc.	4,230	238,910	(74.5)
German American Bancorp, Inc.	153	6,059	(1.9)
Gibraltar Industries, Inc.	423	23,180	(7.2)
G-III Apparel Group Ltd.	2,692	73,142	(22.8)
Gladstone Land Corp.	5,821	177,424	(55.3)
GoPro, Inc., Class A	9,901	87,723	(27.4)
Gray Television, Inc.	913	19,036	(5.9)
Green Brick Partners, Inc.	4,705	111,414	(34.8)
Griffon Corp.	10,367	232,117	(72.4)
Grocery Outlet Holding Corp.	6,449	163,676	(51.1)
Group 1 Automotive, Inc.	61	10,358	(3.2)
Haemonetics Corp.	1,600	77,360	(24.1)
Hanover Insurance Group, Inc.	7,143	985,448	(307.4)
Harmonic, Inc.	2,497	26,868	(8.4)
Harmony Biosciences Holdings, Inc.	1,532	54,938	(17.1)
Haverty Furniture Cos., Inc.	4,357	128,619	(40.1)
Hawaiian Holdings, Inc.	21,706	371,173	(115.8)
Hayward Holdings, Inc.	1,211	23,845	(7.4)
Heartland Financial USA, Inc.	2,740	142,562	(44.5)
Hecla Mining Co.	79,407	393,859	(122.9)
Hemisphere Media Group, Inc.	13,852	89,899	(28.0)
Heritage Commerce Corp.	2,847	35,474	(11.1)
Heron Therapeutics, Inc.	14,996	130,615	(40.7)
Hess Midstream LP, Class A	12,285	360,688	(112.5)
Hovnanian Enterprises, Inc., Class A	341	33,036	(10.3)
Hub Group, Inc., Class A	871	65,952	(20.6)
I3 Verticals, Inc., Class A	8,267	191,298	(59.7)
Ideaya Biosciences, Inc.	1,851	30,671	(9.6)
iHeartMedia, Inc., Class A	3,209	64,661	(20.2)
Impinj, Inc.	2,252	178,786	(55.8)
Independent Bank Corp.	7,082	173,367	(54.1)
Ingevity Corp.	3,834	252,699	(78.8)
Inogen, Inc.	5,531	164,437	(51.3)
Insperity, Inc.	3,643	391,732	(122.2)
Integer Holdings Corp.	1,017	79,743	(24.9)
Integra LifeSciences Holdings Corp.	192	12,430	(3.9)
Intercept Pharmaceuticals, Inc.	5,607	91,899	(28.7)
International Money Express, Inc.	1,789	28,642	(8.9)
International Seaways, Inc.	2,587	37,744	(11.8)
iRobot Corp.	10,665	698,771	(218.0)
iStar, Inc.	3,525	75,682	(23.6)
J&J Snack Foods Corp.	4,424	671,077	(209.3)
Joint Corp.	763	41,233	(12.9)
Kadant, Inc.	88	18,390	(5.7)
KAR Auction Services, Inc.	33,923	482,385	(150.5)
Kearny Financial Corp.	1,342	17,365	(5.4)
Kelly Services, Inc., Class A	9,947	169,895	(53.0)
Kemper Corp.	1,292	77,494	(24.2)
Kinsale Capital Group, Inc.	243	48,678	(15.2)
Knowles Corp.	10,203	216,406	(67.5)
Kontoor Brands, Inc.	2,489	122,683	(38.3)
Kratos Defense & Security Solutions, Inc.	19,194	321,691	(100.3)
Kronos Bio, Inc.	4,103	37,337	(11.6)
Kura Oncology, Inc.	13,524	190,553	(59.4)
Kymera Therapeutics, Inc.	1,084	45,528	(14.2)
LendingClub Corp.	3,526	66,148	(20.6)
LendingTree, Inc.	4,963	604,692	(188.6)
Liberty Latin America Ltd., Class A	3,121	34,144	(10.7)
Lindsay Corp.	473	59,716	(18.6)
Lions Gate Entertainment Corp., Class A	19,203	301,103	(93.9)
LivePerson, Inc.	3,720	111,116	(34.7)

Security	Shares	Value	% of Basket Value

United States (continued)
Luther Burbank Corp.	19,701	$252,764	(78.8)%
M/I Homes, Inc.	17,722	939,089	(292.9)
Malibu Boats, Inc., Class A	14,699	965,136	(301.1)
Marcus Corp.	25,230	425,126	(132.6)
MarineMax, Inc.	2,081	97,932	(30.5)
Marten Transport Ltd.	10,384	173,309	(54.1)
Masonite International Corp.	97	9,626	(3.0)
MDC Holdings, Inc.	15,450	783,160	(244.3)
Merchants Bancorp	277	8,075	(2.5)
Merit Medical Systems, Inc.	1,916	106,242	(33.1)
Meritor, Inc.	10,959	252,605	(78.8)
MFA Financial, Inc.	4,918	22,770	(7.1)
Midland States Bancorp, Inc.	27,034	780,472	(243.5)
Mitek Systems, Inc.	7,870	128,832	(40.2)
Model N, Inc.	13,764	380,712	(118.8)
Modine Manufacturing Co.	18,233	166,832	(52.0)
Monro, Inc.	3,289	163,562	(51.0)
Montrose Environmental Group, Inc.	3,035	138,912	(43.3)
Mr Cooper Group, Inc.	1,987	79,778	(24.9)
MRC Global, Inc.	65,010	481,724	(150.3)
N-Able, Inc.	3,987	44,495	(13.9)
Nabors Industries Ltd.	1,431	148,123	(46.2)
Napco Security Technologies, Inc.	568	11,809	(3.7)
National Beverage Corp.	1,587	70,891	(22.1)
National Instruments Corp.	12,201	502,925	(156.9)
Natus Medical, Inc.	1,884	43,407	(13.5)
NexPoint Residential Trust, Inc.	17,579	1,394,015	(434.8)
NextGen Healthcare, Inc.	21,499	415,146	(129.5)
NGM Biopharmaceuticals, Inc.	18,445	291,615	(91.0)
Nkarta, Inc.	9,930	98,406	(30.7)
NMI Holdings, Inc., Class A	8,493	210,117	(65.5)
Northern Oil and Gas, Inc.	1,774	41,724	(13.0)
NorthWestern Corp.	13,999	813,622	(253.8)
Olema Pharmaceuticals, Inc.	20,033	128,812	(40.2)
Ollie’s Bargain Outlet Holdings, Inc.	5,251	251,733	(78.5)
Olo, Inc., Class A	6,177	108,406	(33.8)
Oportun Financial Corp.	2,146	38,649	(12.1)
Origin Bancorp, Inc.	15,690	670,277	(209.1)
Outfront Media, Inc.	1,156	28,715	(9.0)
Overstock.com, Inc.	3,338	160,024	(49.9)
Ovintiv, Inc.	3,007	116,672	(36.4)
PagerDuty, Inc.	3,451	113,952	(35.5)
Palomar Holdings, Inc.	313	16,511	(5.2)
Par Pacific Holdings, Inc.	8,146	114,859	(35.8)
Passage Bio, Inc.	15,656	78,750	(24.6)
PBF Energy, Inc., Class A	1,573	24,916	(7.8)
Pebblebrook Hotel Trust	750	16,238	(5.1)
Pennant Group, Inc.	701	11,651	(3.6)
Peoples Bancorp, Inc.	25,845	856,762	(267.3)
Personalis, Inc.	24,148	275,046	(85.8)
PetIQ, Inc.	6,481	132,472	(41.3)
PetMed Express, Inc.	6,581	169,987	(53.0)
Phathom Pharmaceuticals, Inc.	7,788	130,838	(40.8)
Phibro Animal Health Corp., Class A	2,871	55,410	(17.3)
Ping Identity Holding Corp.	6,825	135,067	(42.1)
Plains GP Holdings LP, Class A	20,620	237,749	(74.2)
Plymouth Industrial REIT, Inc.	19,858	570,918	(178.1)
PMV Pharmaceuticals, Inc.	5,932	95,268	(29.7)
Poshmark, Inc., Class A	10,439	165,041	(51.5)
PRA Group, Inc.	1,371	63,752	(19.9)
Premier Financial Corp.	17,106	510,614	(159.3)
Prestige Consumer Healthcare, Inc.	3,099	174,939	(54.6)

S C H E D U L E O F I N V E S T M E N T S	54

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United States (continued)
United States (continued)
ProPetro Holding Corp.	8,476	$89,083	(27.8)%
QCR Holdings, Inc.	1,871	106,722	(33.3)
Quaker Chemical Corp.	4,053	847,766	(264.4)
QuinStreet, Inc.	31,556	507,736	(158.4)
Radius Health, Inc.	2,068	15,675	(4.9)
Ranpak Holdings Corp.	1,720	46,199	(14.4)
RealReal, Inc.	15,142	143,092	(44.6)
Redwood Trust, Inc.	11,945	147,282	(45.9)
Replimune Group, Inc.	2,939	58,280	(18.2)
Revolution Medicines, Inc.	5,581	120,103	(37.5)
Rhythm Pharmaceuticals, Inc.	3,620	26,824	(8.4)
Rite Aid Corp.	49,972	530,203	(165.4)
RLJ Lodging Trust	30,667	424,738	(132.5)
Rocket Pharmaceuticals, Inc.	15,775	262,496	(81.9)
Rush Enterprises, Inc., Class B	5,024	254,918	(79.5)
Ryan Specialty Group Holdings, Inc.	16,612	621,455	(193.9)
Scholar Rock Holding Corp.	444	7,908	(2.5)
Schrodinger, Inc.	7,327	207,720	(64.8)
Select Medical Holdings Corp.	32,712	759,900	(237.0)
Sensient Technologies Corp.	345	29,235	(9.1)
Shake Shack, Inc., Class A	12,011	793,567	(247.5)
Signify Health, Inc., Class A	13,589	181,141	(56.5)
Simulations Plus, Inc.	181	7,696	(2.4)
SITE Centers Corp.	3,019	44,711	(13.9)
Sonic Automotive, Inc., Class A	13,192	672,924	(209.9)
Spirit Airlines, Inc.	28,352	608,717	(189.9)
SPS Commerce, Inc.	4,601	569,834	(177.7)
Steelcase, Inc., Class A	14,697	181,361	(56.6)
Stitch Fix, Inc., Class A	42,251	694,184	(216.5)
Stoke Therapeutics, Inc.	11,411	216,238	(67.5)
Sunnova Energy International, Inc.	10,321	202,911	(63.3)
Super Micro Computer, Inc.	3,480	141,010	(44.0)
Surgery Partners, Inc.	1,161	49,540	(15.5)
Sylvamo Corp.	1,144	34,080	(10.6)
Syndax Pharmaceuticals, Inc.	954	15,588	(4.9)
Tactile Systems Technology, Inc.	13,405	211,397	(65.9)
Targa Resources Corp.	12,213	721,544	(225.1)
Taylor Morrison Home Corp.	3,306	101,461	(31.6)
TechTarget, Inc.	3,982	330,267	(103.0)
TEGNA, Inc.	21,107	408,632	(127.5)
Telephone & Data Systems, Inc.	3,963	78,467	(24.5)
Texas Capital Bancshares, Inc.	6,293	394,571	(123.1)
Tivity Health, Inc.	3,946	100,386	(31.3)
TowneBank	2,409	75,594	(23.6)
Tri Pointe Homes, Inc.	26,966	642,060	(200.3)
Trico Bancshares	19,537	849,273	(264.9)
Trinity Industries, Inc.	4,074	117,046	(36.5)
Tutor Perini Corp.	1,095	13,031	(4.1)
UMH Properties, Inc.	10,357	244,425	(76.2)
United Fire Group, Inc.	17,967	448,097	(139.8)
United States Cellular Corp.	18,631	570,481	(178.0)
Upland Software, Inc.	386	7,566	(2.4)
Urban Outfitters, Inc.	18,682	536,547	(167.4)
Valmont Industries, Inc.	2,033	441,629	(137.8)
Vectrus, Inc.	3,513	161,633	(50.4)
Vertex Inc., Class A	7,396	107,316	(33.5)
Viad Corp.	239	9,003	(2.8)
Victory Capital Holdings Inc., Class A	30,877	1,008,752	(314.7)
Vishay Precision Group, Inc.	1,574	50,415	(15.7)
WD-40 Co.	1,028	228,483	(71.3)
Werner Enterprises, Inc.	15,812	705,057	(219.9)

Security	Shares	Value	% of Basket Value

United States (continued)
WesBanco, Inc.	1,626	$57,707	(18.0)%
WideOpenWest, Inc.	1,962	36,513	(11.4)
Willdan Group, Inc.	2,758	86,767	(27.1)
XPEL Inc.	3,307	206,225	(64.3)
Yext, Inc.	25,037	202,800	(63.3)
Y-mAbs Therapeutics, Inc.	3,975	39,313	(12.3)
ZipRecruiter, Inc., Class A	20,445	443,452	(138.3)
Zuora, Inc., Class A	43,945	730,805	(228.0)

		73,547,130

Total Reference Entity — Long		167,548,210

Reference Entity — Short

Common Stocks

Australia
Accent Group Ltd.	(28,426)	(40,897)	12.8
Australian Pharmaceutical Industries Ltd.	(597,439)	(642,077)	200.3
Bapcor Ltd.	(12,476)	(62,512)	19.5
Bega Cheese Ltd.	(75,791)	(274,446)	85.6
Bellevue Gold Ltd.	(40,300)	(22,265)	6.9
Betmakers Technology Group Ltd.	(687,767)	(306,923)	95.7
Bravura Solutions Ltd.	(198,442)	(304,415)	95.0
Breville Group Ltd.	(303)	(6,171)	1.9
BWX Ltd.	(28,341)	(68,161)	21.3
Champion Iron Ltd.	(164,983)	(762,224)	237.8
Credit Corp. Group Ltd.	(6,668)	(160,888)	50.2
Cromwell Property Group	(353,867)	(211,106)	65.8
De Grey Mining Ltd.	(289,091)	(234,220)	73.1
Dubber Corp. Ltd.	(8,724)	(11,073)	3.4
Elders Ltd.	(9,501)	(73,469)	22.9
EML Payments Ltd.	(312,926)	(666,332)	207.8
G8 Education Ltd.	(146,411)	(115,357)	36.0
Gold Road Resources Ltd.	(515,248)	(490,548)	153.0
Hansen Technologies Ltd.	(22,341)	(77,516)	24.2
Healius Ltd.	(52,601)	(166,511)	51.9
InvoCare Ltd.	(102,610)	(814,794)	254.2
ioneer Ltd.	(10,910)	(5,143)	1.6
IPH Ltd.	(13,200)	(76,593)	23.9
IRESS Ltd.	(12,833)	(103,817)	32.4
Karoon Energy Ltd.	(801,543)	(1,098,256)	342.6
Link Administration Holdings Ltd.	(71,318)	(273,367)	85.3
Lovisa Holdings Ltd.	(10,861)	(136,979)	42.7
McMillan Shakespeare Ltd.	(7,428)	(59,232)	18.5
Megaport Ltd.	(14,345)	(137,996)	43.0
nearmap Ltd.	(179,335)	(171,995)	53.6
nib holdings Ltd.	(14,706)	(64,884)	20.2
Nuix Ltd.	(37,037)	(39,190)	12.2
OceanaGold Corp.	(153,228)	(236,264)	73.7
Omni Bridgeway Ltd.	(95,965)	(221,942)	69.2
Paladin Energy Ltd.	(219,950)	(114,693)	35.8
Perenti Global Ltd.	(356,962)	(195,530)	61.0
Perseus Mining Ltd.	(284,260)	(297,122)	92.7
PointsBet Holdings Ltd.	(135,893)	(476,241)	148.6
Premier Investments Ltd.	(13,493)	(276,847)	86.4
Redbubble Ltd.	(62,116)	(79,085)	24.7
Rural Funds Group	(24,357)	(49,297)	15.4
Sigma Healthcare Ltd.	(170,718)	(54,318)	16.9
SolGold PLC	(696,859)	(250,316)	78.1
West African Resources Ltd.	(1,175)	(932)	0.3

55

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Australia (continued)
Western Areas Ltd.	(126,959)	$(312,460)	97.5%
Westgold Resources Ltd.	(135,859)	(176,067)	54.9

		(10,420,471)

Austria
FACC AG	(27,245)	(236,923)	73.9
Semperit AG Holding	(7,912)	(239,996)	74.9

		(476,919)

Belgium
Biocartis NV	(21)	(69)	0.0
Gimv NV	(3,834)	(233,716)	72.9

		(233,785)

Bermuda
Argo Group International Holdings Ltd.	(120)	(6,814)	2.1
Enstar Group Ltd.	(73)	(19,351)	6.0
Triton International Ltd.	(17,291)	(1,044,722)	325.9

		(1,070,887)

Canada
Absolute Software Corp.	(9,391)	(75,725)	23.6
Atlas Corp.	(27,274)	(394,382)	123.0
ATS Automation Tooling Systems, Inc.	(13,020)	(531,596)	165.8
Boyd Group Services, Inc.	(1,787)	(270,197)	84.3
Canacol Energy Ltd.	(2,582)	(6,805)	2.1
Celestica, Inc.	(60,892)	(758,306)	236.5
Denison Mines Corp.	(97,329)	(117,914)	36.8
Enthusiast Gaming Holdings, Inc.	(52,069)	(121,657)	38.0
Hut 8 Mining Corp.	(13,396)	(79,249)	24.7
IAMGOLD Corp.	(91,325)	(222,718)	69.5
IMAX Corp.	(30,287)	(522,451)	163.0
Labrador Iron Ore Royalty Corp.	(9,562)	(294,499)	91.9
Largo, Inc.	(14,323)	(119,663)	37.3
Lassonde Industries, Inc., Class A	(417)	(50,192)	15.7
Maple Leaf Foods, Inc.	(2,362)	(57,454)	17.9
MDA Ltd.	(1,258)	(9,303)	2.9
Mercer International, Inc.	(19,551)	(237,545)	74.1
Meta Materials, Inc.	(28,407)	(47,440)	14.8
New Gold, Inc.	(472,637)	(747,355)	233.1
North West Co., Inc.	(334)	(9,209)	2.9
Pollard Banknote Ltd.	(4,041)	(116,765)	36.4
Premium Brands Holdings Corp.	(813)	(76,737)	23.9
Sierra Wireless, Inc.	(14,262)	(209,697)	65.4
Uranium Energy Corp.	(3,330)	(8,691)	2.7

		(5,085,550)

Cayman Islands
Theravance Biopharma, Inc.	(3,088)	(28,132)	8.8

China
Fosun Tourism Group	(160,200)	(215,222)	67.1

Finland
Aktia Bank OYJ	(5,949)	(77,178)	24.1
BasWare OYJ	(11,938)	(348,705)	108.8
Citycon OYJ	(18,524)	(148,263)	46.2
Finnair OYJ	(414,098)	(306,423)	95.6
Metsa Board Oyj, Class B	(4,280)	(46,141)	14.4
Remedy Entertainment OYJ	(2,911)	(115,299)	36.0
Sanoma OYJ	(14,533)	(219,506)	68.5

Security	Shares	Value	% of Basket Value

Finland (continued)
Spinnova OYJ	(1,227)	$(15,066)	4.7%
TietoEVRY OYJ	(2,269)	(67,518)	21.0

		(1,344,099)

France
Aramis Group SAS	(1,457)	(20,376)	6.3
Derichebourg SA	(3,133)	(39,400)	12.3
Eutelsat Communications SA	(20,527)	(254,531)	79.4
Gaztransport Et Technigaz SA	(7,798)	(715,403)	223.2
Maisons du Monde SA	(4,371)	(99,800)	31.1
McPhy Energy SA	(2,260)	(42,298)	13.2
Trigano SA	(357)	(67,638)	21.1
Vallourec SA	(8,374)	(74,491)	23.2

		(1,313,937)

Germany
About You Holding SE	(1,038)	(20,174)	6.3
BayWa AG	(133)	(5,588)	1.7
Bike24 Holding AG	(136)	(2,173)	0.7
CANCOM SE	(4,194)	(254,563)	79.4
Home24 SE	(31,778)	(357,333)	111.5
Hornbach Holding AG & Co. KGaA	(480)	(73,535)	22.9
Indus Holding AG	(563)	(21,603)	6.7
Medios AG	(4,469)	(164,679)	51.4
Mister Spex SE	(520)	(6,006)	1.9
PNE AG	(11,077)	(105,234)	32.8
SGL Carbon SE	(23,806)	(166,174)	51.8
Sirius Real Estate Ltd.	(36,625)	(64,017)	20.0
Sixt SE	(792)	(128,753)	40.2
Takkt AG	(11,644)	(197,132)	61.5
Westwing Group AG	(10,911)	(261,963)	81.7

		(1,828,927)

Hong Kong
Chow Sang Sang Holdings International Ltd.	(11,000)	(14,573)	4.5
Fortune Real Estate Investment Trust	(430,000)	(443,456)	138.3
Hong Kong Television Network Ltd.	(286,000)	(265,030)	82.7
Hongkong & Shanghai Hotels Ltd.	(21,500)	(20,750)	6.5
Prosperity REIT	(692,000)	(269,014)	83.9
SUNeVision Holdings Ltd.	(160,000)	(140,618)	43.9
Sunlight Real Estate Investment Trust	(65,000)	(35,347)	11.0
Zensun Enterprises Ltd.	(23,000)	(13,009)	4.1

		(1,201,797)

Ireland
Cairn Homes PLC	(72,370)	(101,305)	31.6
COSMO Pharmaceuticals NV	(2,735)	(169,562)	52.9
Endo International PLC	(23,706)	(75,622)	23.6
Glenveagh Properties PLC	(251,975)	(345,879)	107.9
Greencore Group PLC	(154,253)	(256,207)	79.9
Prothena Corp. PLC	(290)	(9,883)	3.1

		(958,458)

Israel
Ituran Location and Control Ltd.	(3,451)	(83,031)	25.9
Nano Dimension Ltd.	(22,244)	(81,636)	25.5
Oramed Pharmaceuticals, Inc.	(5,804)	(52,004)	16.2
Perion Network Ltd.	(1,327)	(26,257)	8.2
Plus500 Ltd.	(19,514)	(387,471)	120.8
Sisram Medical Ltd.	(139,600)	(141,009)	44.0

S C H E D U L E O F I N V E S T M E N T S	56

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Israel (continued)
Summit Real Estate Holdings Ltd.	(851)	$(21,092)	6.6%
Taro Pharmaceutical Industries Ltd.	(3,793)	(177,588)	55.4

		(970,088)

Italy
Credito Emiliano SpA	(8,016)	(55,293)	17.2
Digital Bros SpA	(381)	(12,112)	3.8
doValue SpA	(5,973)	(51,791)	16.2
Fila SpA	(9,028)	(92,719)	28.9
Gruppo MutuiOnline SpA	(221)	(10,519)	3.3
GVS SpA	(1,415)	(15,844)	4.9
RAI Way SpA	(10,280)	(58,412)	18.2
Societa Cattolica di Assicurazioni	(25,146)	(160,462)	50.1

		(457,152)

Japan
ADEKA Corp.	(25,100)	(544,593)	169.9
Aeon Hokkaido Corp.	(800)	(7,455)	2.3
Aiful Corp.	(416,200)	(1,250,080)	389.9
Airtrip Corp.	(5,600)	(139,377)	43.5
Alpen Co. Ltd.	(3,900)	(67,831)	21.2
Alpha Systems, Inc.	(3,600)	(113,632)	35.4
AnGes, Inc.	(2,000)	(5,360)	1.7
Atom Corp.	(24,400)	(162,879)	50.8
Awa Bank Ltd.	(24,400)	(480,406)	149.9
BML, Inc.	(6,400)	(194,519)	60.7
CellSource Co. Ltd.	(1,000)	(33,652)	10.5
Citizen Watch Co. Ltd.	(7,300)	(31,247)	9.7
COLOPL, Inc.	(109,400)	(602,404)	187.9
Colowide Co. Ltd.	(3,100)	(44,792)	14.0
Daiichi Jitsugyo Co. Ltd.	(1,600)	(58,357)	18.2
Daishi Hokuetsu Financial Group, Inc.	(36,000)	(834,747)	260.4
Duskin Co. Ltd.	(18,400)	(442,182)	137.9
eRex Co. Ltd.	(8,800)	(116,301)	36.3
ESPEC Corp.	(6,600)	(117,247)	36.6
Frontier Real Estate Investment Corp.	(150)	(632,968)	197.4
Fujikura Ltd.	(6,400)	(34,606)	10.8
Fujitec Co. Ltd.	(60,700)	(1,443,718)	450.3
Fukushima Galilei Co. Ltd.	(2,800)	(102,822)	32.1
GLOBERIDE, Inc.	(21,700)	(522,309)	162.9
GMO Financial Gate, Inc.	(1,100)	(144,466)	45.1
GNI Group Ltd.	(9,400)	(85,802)	26.8
Hankyu Hanshin REIT, Inc.	(145)	(187,802)	58.6
Heiwa Real Estate Co. Ltd.	(3,300)	(112,729)	35.2
Heiwa Real Estate REIT, Inc.	(321)	(394,874)	123.2
Hirata Corp.	(3,200)	(161,314)	50.3
HIS Co. Ltd.	(4,200)	(69,572)	21.7
Hokkoku Financial Holdings, Inc.	(7,100)	(182,675)	57.0
Hokuetsu Corp.	(8,100)	(53,729)	16.8
Hokuhoku Financial Group, Inc.	(14,400)	(113,474)	35.4
Hokuriku Electric Power Co.	(17,400)	(85,865)	26.8
Hoshino Resorts REIT, Inc.	(33)	(186,469)	58.2
Hosokawa Micron Corp.	(10,300)	(261,763)	81.7
Hyakugo Bank Ltd.	(44,100)	(136,128)	42.5
Idec Corp.	(1,200)	(25,563)	8.0
IDOM, Inc.	(1,400)	(8,073)	2.5
Iino Kaiun Kaisha Ltd.	(4,700)	(22,059)	6.9
Itochu-Shokuhin Co. Ltd.	(1,000)	(42,368)	13.2
Jaccs Co. Ltd.	(2,200)	(59,529)	18.6
Japan Display, Inc.	(912,700)	(293,447)	91.5
Japan Excellent, Inc.	(27)	(31,051)	9.7

Security	Shares	Value	% of Basket Value

Japan (continued)
JIG-SAW, Inc.	(300)	$(13,257)	4.1%
Kameda Seika Co. Ltd.	(1,900)	(69,019)	21.5
Kanematsu Electronics Ltd.	(800)	(26,392)	8.2
Kanto Denka Kogyo Co. Ltd.	(24,500)	(234,605)	73.2
Katakura Industries Co. Ltd.	(20,500)	(407,224)	127.0
Keihanshin Building Co. Ltd.	(3,300)	(38,197)	11.9
Keiyo Bank Ltd.	(19,900)	(82,978)	25.9
KFC Holdings Japan Ltd.	(9,300)	(232,928)	72.7
Kintetsu Department Store Co. Ltd.	(8,900)	(205,751)	64.2
Kintetsu World Express, Inc.	(3,400)	(84,587)	26.4
Kisoji Co. Ltd.	(18,400)	(351,293)	109.6
Ki-Star Real Estate Co. Ltd.	(4,400)	(269,241)	84.0
Kiyo Bank Ltd.	(37,400)	(467,701)	145.9
Koa Corp.	(700)	(8,909)	2.8
Kureha Corp.	(8,800)	(656,971)	204.9
KYB Corp.	(1,200)	(31,240)	9.7
KYORIN Holdings, Inc.	(27,400)	(435,255)	135.8
Leopalace21 Corp.	(302,100)	(443,360)	138.3
Maruwa Co. Ltd/Aichi	(3,300)	(434,187)	135.4
Matsuyafoods Holdings Co. Ltd.	(800)	(24,832)	7.7
MCJ Co. Ltd.	(6,800)	(58,379)	18.2
Meiko Electronics Co. Ltd.	(1,400)	(48,346)	15.1
Mitani Sekisan Co. Ltd.	(3,600)	(202,662)	63.2
Mitsuuroko Group Holdings Co. Ltd.	(12,000)	(108,163)	33.7
Modec, Inc.	(9,400)	(94,260)	29.4
Mori Trust Hotel Reit, Inc.	(31)	(31,876)	9.9
Musashi Seimitsu Industry Co. Ltd.	(3,300)	(49,710)	15.5
Musashino Bank Ltd.	(5,800)	(93,258)	29.1
Nanto Bank Ltd.	(12,600)	(213,091)	66.5
Nippon Carbon Co. Ltd.	(4,600)	(160,093)	49.9
Nippon Road Co. Ltd.	(1,700)	(123,853)	38.6
Nishimatsu Construction Co. Ltd.	(400)	(13,286)	4.1
Nisshinbo Holdings, Inc.	(15,900)	(132,453)	41.3
Nissin Electric Co. Ltd.	(32,700)	(412,504)	128.7
North Pacific Bank Ltd.	(260,100)	(568,360)	177.3
Ogaki Kyoritsu Bank Ltd.	(14,900)	(263,012)	82.0
Ohsho Food Service Corp.	(1,400)	(72,256)	22.5
Okinawa Financial Group, Inc.	(10,700)	(206,791)	64.5
Pasona Group, Inc.	(1,200)	(26,536)	8.3
Pharma Foods International Co. Ltd.	(32,900)	(467,241)	145.7
Pilot Corp.	(3,500)	(124,661)	38.9
Piolax, Inc.	(5,900)	(89,589)	27.9
PKSHA Technology, Inc.	(500)	(8,636)	2.7
Plus Alpha Consulting Co. Ltd.	(400)	(7,764)	2.4
Premier Anti-Aging Co. Ltd.	(11,500)	(722,321)	225.3
Pressance Corp.	(19,600)	(358,161)	111.7
Qol Holdings Co. Ltd.	(16,300)	(189,882)	59.2
Ricoh Leasing Co. Ltd.	(500)	(16,229)	5.1
Riken Keiki Co. Ltd.	(5,700)	(272,708)	85.1
Ringer Hut Co. Ltd.	(2,400)	(45,990)	14.3
RS Technologies Co. Ltd.	(1,100)	(55,806)	17.4
Saibu Gas Co. Ltd.	(7,100)	(135,265)	42.2
Samty Residential Investment Corp.	(6)	(6,103)	1.9
San-In Godo Bank Ltd.	(28,800)	(162,206)	50.6
Seiren Co. Ltd.	(42,600)	(805,425)	251.2
Septeni Holdings Co. Ltd.	(5,400)	(19,777)	6.2
Shiga Bank Ltd.	(4,700)	(91,572)	28.6
Shima Seiki Manufacturing Ltd.	(2,400)	(36,305)	11.3
Snow Peak, Inc.	(21,600)	(440,916)	137.5
Star Micronics Co. Ltd.	(5,500)	(69,750)	21.8
Starts Proceed Investment Corp.	(61)	(114,342)	35.7

57

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
Sun Corp.	(20,100)	$(334,250)	104.3%
Suruga Bank Ltd.	(33,400)	(144,067)	44.9
T Hasegawa Co. Ltd.	(18,600)	(408,154)	127.3
Tadano Ltd.	(46,000)	(402,347)	125.5
Takasago International Corp.	(300)	(7,356)	2.3
Takasago Thermal Engineering Co. Ltd.	(700)	(11,703)	3.6
Taki Chemical Co. Ltd.	(5,300)	(243,261)	75.9
Tama Home Co. Ltd.	(3,300)	(67,240)	21.0
Tamron Co. Ltd.	(4,100)	(89,374)	27.9
TechMatrix Corp.	(1,200)	(17,085)	5.3
Tenma Corp.	(21,300)	(465,030)	145.1
TOC Co. Ltd.	(1,100)	(6,848)	2.1
Tocalo Co. Ltd.	(3,400)	(41,317)	12.9
Toei Co. Ltd.	(2,000)	(296,916)	92.6
TOMONY Holdings, Inc.	(72,300)	(205,023)	64.0
Tomy Co. Ltd.	(36,500)	(356,336)	111.2
Toshiba Machine Co. Ltd.	(1,200)	(34,554)	10.8
Toyo Tanso Co. Ltd.	(9,800)	(251,984)	78.6
Transcosmos, Inc.	(1,100)	(28,035)	8.7
TRE Holdings Corp.	(3,900)	(49,220)	15.4
Tsubaki Nakashima Co. Ltd.	(10,100)	(125,152)	39.0
Tsugami Corp.	(9,200)	(106,787)	33.3
Uchida Yoko Co. Ltd.	(2,400)	(95,028)	29.6
VT Holdings Co. Ltd.	(13,300)	(51,638)	16.1
WealthNavi, Inc.	(18,600)	(266,546)	83.1
YAMABIKO Corp.	(4,100)	(37,392)	11.7
Yodogawa Steel Works Ltd.	(1,100)	(23,435)	7.3
Yokowo Co. Ltd.	(6,600)	(151,613)	47.3
Yonex Co. Ltd.	(5,600)	(34,942)	10.9
Yoshinoya Holdings Co. Ltd.	(3,100)	(64,059)	20.0

		(26,696,393)

Liechtenstein
Implantica AG	(7,960)	(50,279)	15.7

Luxembourg
Befesa SA	(5,019)	(354,327)	110.5
Corestate Capital Holding SA	(503)	(6,699)	2.1

		(361,026)

Malta
Kambi Group PLC	(280)	(7,259)	2.2
Kindred Group PLC	(4,792)	(55,671)	17.4

		(62,930)

Netherlands
CM.com NV	(1,245)	(33,921)	10.6
Flow Traders	(3,187)	(123,609)	38.6
Pharming Group NV	(199,595)	(183,389)	57.2
SIF Holding NV	(15,039)	(180,718)	56.4
uniQure NV	(21,305)	(384,555)	119.9

		(906,192)

New Zealand
Chorus Ltd.	(9,073)	(41,547)	13.0
Z Energy Ltd.	(149,602)	(349,455)	109.0

		(391,002)

Norway
Aker BioMarine ASA	(485)	(2,615)	0.8
Aker Horizons Holding ASA	(31,440)	(70,632)	22.0
Bonheur ASA	(239)	(8,367)	2.6
Nykode Therapeutics	(6,317)	(40,058)	12.5

Security	Shares	Value	% of Basket Value

Norway (continued)
Sbanken ASA	(13,028)	$(137,692)	43.0%
SpareBank 1 SMN	(472)	(7,817)	2.4
SpareBank 1 SR-Bank ASA	(3,316)	(49,549)	15.5
Storebrand ASA	(38,550)	(410,996)	128.2

		(727,726)

Peru
Hochschild Mining PLC	(12,297)	(17,232)	5.4

Portugal
NOS SGPS SA	(101,531)	(399,684)	124.7
REN—Redes Energeticas Nacionais SGPS SA	(113,123)	(322,537)	100.6

		(722,221)

S.Georgia/S.San
Burford Capital Ltd.	(21,729)	(197,403)	61.6

Singapore
Frasers Hospitality Trust	(46,300)	(15,251)	4.8
Japfa Ltd.	(1,392,300)	(636,305)	198.5
Kulicke & Soffa Industries, Inc.	(19,872)	(1,086,800)	339.0
OUE Commercial Real Estate Investment Trust	(329,900)	(100,121)	31.2
OUE Ltd.	(120,000)	(117,512)	36.6
Starhill Global REIT	(419,700)	(193,252)	60.3
Yanlord Land Group Ltd.	(414,500)	(354,367)	110.5

		(2,503,608)

South Africa
Investec PLC	(48,117)	(274,705)	85.7

Spain
Cia de Distribucion Integral Logista Holdings SA	(34,800)	(704,074)	219.6
Construcciones y Auxiliar de Ferrocarriles SA	(2,766)	(109,467)	34.1
Corp. Financiera Alba SA	(575)	(33,837)	10.6
Metrovacesa SA	(13,113)	(97,230)	30.3

		(944,608)

Sweden
Bactiguard Holding AB	(732)	(11,049)	3.4
BHG Group AB	(18,541)	(177,725)	55.4
BICO Group AB	(12,068)	(240,956)	75.2
Boozt AB	(10,646)	(200,099)	62.4
Bravida Holding AB	(13,168)	(157,561)	49.2
Calliditas Therapeutics AB, Class B	(15,367)	(162,625)	50.7
Camurus AB	(10,273)	(146,966)	45.8
Cibus Nordic Real Estate AB	(2,503)	(68,939)	21.5
Cint Group AB	(12,438)	(165,412)	51.6
Clas Ohlson AB	(37,370)	(452,905)	141.3
Duni AB	(5,969)	(67,597)	21.1
Granges AB	(12,062)	(149,595)	46.7
Hexpol AB	(2,222)	(26,512)	8.3
JM AB	(8,132)	(308,010)	96.1
Karo Pharma AB	(32,285)	(207,391)	64.7
Paradox Interactive AB	(36,582)	(758,209)	236.5
PowerCell Sweden AB	(25,793)	(411,849)	128.5
Re:NewCell AB	(10,755)	(198,880)	62.0

		(3,912,280)

Switzerland
Cembra Money Bank AG	(2,346)	(161,356)	50.3
Emmi AG	(376)	(422,000)	131.6
Ferrexpo PLC	(55,578)	(182,528)	56.9
Forbo Holding AG	(194)	(373,492)	116.5
Galenica AG	(756)	(53,392)	16.7

S C H E D U L E O F I N V E S T M E N T S	58

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Switzerland (continued)
Implenia AG	(4,374)	$(106,706)	33.3%
Meyer Burger Technology AG	(1,252,024)	(484,555)	151.2
Mobilezone Holding AG	(13,690)	(213,938)	66.7
St Galler Kantonalbank AG	(101)	(48,806)	15.2

		(2,046,773)

Thailand
Fabrinet	(198)	(22,406)	7.0

United Kingdom
Balfour Beatty PLC	(51,545)	(176,693)	55.1
Bridgepoint Group PLC	(8,084)	(41,477)	12.9
Cairn Energy PLC	(79,514)	(221,689)	69.2
Clinigen Group PLC	(25,864)	(317,424)	99.0
CMC Markets PLC	(3,296)	(10,195)	3.2
Coats Group PLC	(31,280)	(27,677)	8.6
Computacenter PLC	(43,717)	(1,574,205)	491.1
Domino’s Pizza Group PLC	(369,839)	(1,938,902)	604.8
Empiric Student Property PLC	(93,814)	(110,021)	34.3
Energean PLC	(67,917)	(861,807)	268.8
Finablr PLC	(44,203)	(1)	0.0
Firstgroup PLC	(357)	(492)	0.2
GAN Ltd.	(1,809)	(12,464)	3.9
Greatland Gold PLC	(398,478)	(73,956)	23.1
Halfords Group PLC	(94,720)	(416,562)	129.9
IG Design Group PLC	(49,765)	(64,252)	20.1
Keller Group PLC	(1,509)	(17,315)	5.4
Marston’s PLC	(90,923)	(99,413)	31.0
Mitie Group PLC	(51,961)	(42,103)	13.1
Naked Wines PLC	(8,766)	(61,835)	19.3
Oxford Biomedica PLC	(4,955)	(56,538)	17.6
Rank Group PLC	(5,000)	(10,557)	3.3
Renewi PLC	(23,711)	(213,633)	66.6
Saga PLC	(64,225)	(249,301)	77.8
Shaftesbury PLC	(5,276)	(44,300)	13.8
Victoria PLC	(1,855)	(23,701)	7.4

		(6,666,513)

United States
23andMe Holding Co., Class A	(12,504)	(58,394)	18.2
2seventy bio, Inc.	(13,124)	(245,025)	76.4
3D Systems Corp.	(11,036)	(197,544)	61.6
4D Molecular Therapeutics, Inc.	(425)	(6,715)	2.1
8x8, Inc.	(3,595)	(55,183)	17.2
Abercrombie & Fitch Co., Class A	(15,299)	(596,661)	186.1
ABM Industries, Inc.	(10,527)	(438,871)	136.9
Accelerate Diagnostics, Inc.	(37,580)	(125,141)	39.0
ADT, Inc.	(3,616)	(27,445)	8.6
Adtalem Global Education, Inc.	(21,424)	(630,294)	196.6
AEye, Inc.	(17,698)	(51,147)	16.0
Agenus, Inc.	(32,820)	(90,583)	28.3
Agiliti, Inc.	(306)	(5,854)	1.8
Albireo Pharma, Inc.	(270)	(7,692)	2.4
Alexander’s, Inc.	(71)	(18,692)	5.8
Alkami Technology, Inc.	(12,405)	(190,293)	59.4
Allegheny Technologies, Inc.	(16,584)	(303,321)	94.6
Alpha & Omega Semiconductor Ltd.	(19,140)	(861,874)	268.8
American Public Education, Inc.	(14,457)	(309,235)	96.5
American States Water Co.	(12,118)	(1,117,643)	348.6
AMMO, Inc.	(9,078)	(42,122)	13.1
Amyris, Inc.	(33,686)	(153,608)	47.9
Anavex Life Sciences Corp.	(2,781)	(36,375)	11.3

Security	Shares	Value	% of Basket Value

United States (continued)
ANI Pharmaceuticals, Inc.	(1,191)	$(48,140)	15.0%
API Group Corp.	(32,209)	(718,261)	224.0
Apollo Medical Holdings, Inc.	(2,177)	(112,072)	35.0
ArcBest Corp.	(4,895)	(432,914)	135.0
Arcturus Therapeutics Holdings, Inc.	(4,665)	(121,896)	38.0
Aspen Aerogels, Inc.	(179)	(5,316)	1.7
Atara Biotherapeutics, Inc.	(17,868)	(274,452)	85.6
Atlantic Sapphire ASA	(10,262)	(42,601)	13.3
Atlas Air Worldwide Holdings, Inc.	(8,070)	(648,263)	202.2
Avid Bioservices, Inc.	(3,268)	(61,667)	19.2
Axcelis Technologies, Inc.	(2,941)	(184,136)	57.4
Axonics, Inc.	(2,988)	(141,721)	44.2
B Riley Financial, Inc.	(9,780)	(602,155)	187.8
Balchem Corp.	(968)	(142,238)	44.4
BancFirst Corp.	(83)	(6,221)	1.9
BARK, Inc.	(102,448)	(386,229)	120.5
Beacon Roofing Supply, Inc.	(6,444)	(353,582)	110.3
Benchmark Electronics, Inc.	(2,135)	(51,539)	16.1
BioCryst Pharmaceuticals, Inc.	(4,497)	(69,479)	21.7
BioDelivery Sciences International, Inc.	(39,076)	(143,018)	44.6
Bionano Genomics, Inc.	(16,818)	(37,336)	11.6
Bioxcel Therapeutics, Inc.	(318)	(5,374)	1.7
Blucora, Inc.	(21,742)	(352,655)	110.0
Blue Bird Corp.	(21,708)	(336,691)	105.0
Boise Cascade Co.	(9,558)	(671,163)	209.4
BOK Financial Corp.	(4,754)	(487,523)	152.1
Brady Corp., Class A	(741)	(38,473)	12.0
Brightcove, Inc.	(19,578)	(184,621)	57.6
BrightSpire Capital, Inc.	(37,053)	(347,928)	108.5
Bristow Group, Inc.	(15,479)	(508,485)	158.6
Broadmark Realty Capital, Inc.	(827)	(7,757)	2.4
Buckle, Inc.	(7,700)	(289,828)	90.4
Butterfly Network, Inc.	(61,333)	(355,731)	111.0
Cactus, Inc., Class A	(735)	(35,618)	11.1
Caleres, Inc.	(6,684)	(160,282)	50.0
California Water Service Group	(1,699)	(105,491)	32.9
Cal-Maine Foods, Inc.	(5,523)	(215,397)	67.2
Cambium Networks Corp.	(335)	(8,100)	2.5
Cara Therapeutics, Inc.	(3,802)	(44,027)	13.7
CareTrust REIT, Inc.	(4,936)	(104,693)	32.7
Caribou Biosciences, Inc.	(781)	(8,380)	2.6
CarLotz, Inc.	(16,886)	(34,279)	10.7
Carriage Services, Inc.	(2,640)	(132,845)	41.4
Cars.com, Inc.	(63,083)	(982,833)	306.6
Catalyst Pharmaceuticals, Inc.	(19,204)	(110,615)	34.5
CatchMark Timber Trust, Inc., Class A	(10,194)	(83,591)	26.1
Cavco Industries, Inc.	(2,586)	(696,772)	217.3
Celldex Therapeutics, Inc.	(8,796)	(272,764)	85.1
CEL-SCI Corp.	(14,262)	(86,142)	26.9
Centrus Energy Corp., Class A	(1,899)	(82,512)	25.7
Cerevel Therapeutics Holdings, Inc.	(398)	(10,364)	3.2
Chimera Investment Corp.	(4,028)	(58,406)	18.2
Cipher Mining, Inc.	(2,746)	(8,348)	2.6
CIRCOR International, Inc.	(8,869)	(246,292)	76.8
Clearwater Paper Corp.	(7,991)	(252,675)	78.8
Coca-Cola Consolidated, Inc.	(293)	(167,889)	52.4
Collegium Pharmaceutical, Inc.	(45,016)	(803,536)	250.6
Columbus McKinnon Corp.	(299)	(12,941)	4.0
Community Bank System, Inc.	(11,141)	(795,690)	248.2
CommVault Systems, Inc.	(1,959)	(132,154)	41.2
ContextLogic, Inc., Class A	(107,220)	(284,133)	88.6

59

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United States (continued)
CoreCivic, Inc.	(34,697)	$(350,787)	109.4%
Corporate Office Properties Trust	(526)	(13,287)	4.1
Couchbase, Inc.	(1,862)	(43,627)	13.6
Coursera, Inc.	(4,190)	(85,099)	26.5
Crescent Energy, Inc., Class A	(32,868)	(436,158)	136.1
CryoPort, Inc.	(3,042)	(127,064)	39.6
CTS Corp.	(2,746)	(92,128)	28.7
Dana, Inc.	(50,748)	(1,099,202)	342.9
Danimer Scientific, Inc.	(49,312)	(247,053)	77.1
Desktop Metal, Inc., Class A	(10,240)	(41,882)	13.1
Diebold Nixdorf, Inc.	(20,669)	(193,048)	60.2
Duck Creek Technologies, Inc.	(17,348)	(443,241)	138.3
Dynavax Technologies Corp.	(606)	(7,860)	2.5
Dynex Capital, Inc.	(24,783)	(398,511)	124.3
Eastern Bankshares, Inc.	(84,912)	(1,807,777)	563.9
Eastman Kodak Co.	(44,731)	(175,793)	54.8
Ebix, Inc.	(7,331)	(222,789)	69.5
El Pollo Loco Holdings, Inc.	(30,117)	(401,761)	125.3
Encore Capital Group, Inc.	(291)	(18,770)	5.9
Encore Wire Corp.	(1,256)	(141,539)	44.2
EnPro Industries, Inc.	(6,328)	(664,567)	207.3
EPR Properties	(6,786)	(298,380)	93.1
Equity Commonwealth	(809)	(21,066)	6.6
EverQuote, Inc., Class A	(408)	(6,716)	2.1
Evolv Technologies Holdings, Inc.	(5,758)	(18,426)	5.7
ExlService Holdings, Inc.	(66)	(7,954)	2.5
Extreme Networks, Inc.	(3,879)	(49,225)	15.4
Federated Investors, Inc., Class B	(11,808)	(390,963)	122.0
Fluidigm Corp.	(3,556)	(11,628)	3.6
Fresh Del Monte Produce, Inc.	(12,297)	(342,226)	106.8
Frontier Group Holdings, Inc.	(9,769)	(127,779)	39.9
Fulcrum Therapeutics, Inc.	(627)	(7,624)	2.4
Fulgent Genetics, Inc.	(11,916)	(761,075)	237.4
Gannett Co., Inc.	(10,045)	(48,819)	15.2
Generation Bio Co.	(1,007)	(6,546)	2.0
Genesco, Inc.	(3,775)	(242,846)	75.8
Gentherm, Inc.	(13,985)	(1,222,149)	381.2
Glacier Bancorp, Inc.	(7,305)	(379,349)	118.3
Gladstone Commercial Corp.	(9,906)	(229,720)	71.7
Glatfelter Corp.	(59,026)	(1,024,691)	319.6
Glaukos Corp.	(214)	(11,393)	3.6
Global Industrial Co.	(13,747)	(480,595)	149.9
Globalstar, Inc.	(13,931)	(14,906)	4.7
GrafTech International Ltd.	(82,432)	(863,887)	269.5
Graham Holdings Co., Class B	(15)	(8,927)	2.8
Granite Construction, Inc.	(4,212)	(151,548)	47.3
Great Lakes Dredge & Dock Corp.	(26,152)	(358,021)	111.7
Grid Dynamics Holdings, Inc.	(481)	(12,819)	4.0
Groupon, Inc.	(22,844)	(697,656)	217.6
Harsco Corp.	(1,829)	(28,715)	9.0
Hawaiian Electric Industries, Inc.	(747)	(31,748)	9.9
HB Fuller Co.	(2,108)	(151,291)	47.2
Healthcare Services Group, Inc.	(12,550)	(228,285)	71.2
Helios Technologies, Inc.	(4,718)	(361,540)	112.8
Helmerich & Payne, Inc.	(6,099)	(175,041)	54.6
Hibbett Inc.	(2,736)	(168,674)	52.6
Hillenbrand, Inc.	(36,482)	(1,695,683)	528.9
HNI Corp.	(5,832)	(244,594)	76.3
Home BancShares, Inc.	(26,531)	(625,070)	195.0
Howard Hughes Corp.	(16,266)	(1,566,578)	488.7
Hyliion Holdings Corp.	(35,816)	(159,381)	49.7
Hyzon Motors, Inc.	(35,737)	(181,544)	56.6

Security	Shares	Value	% of Basket Value

United States (continued)
ICF International, Inc.	(2,023)	$(190,951)	59.6%
Ideanomics, Inc.	(125,944)	(134,760)	42.0
Imago Biosciences, Inc.	(559)	(11,303)	3.5
ImmunityBio, Inc.	(9,401)	(54,714)	17.1
Industrial Logistics Properties Trust	(3,463)	(79,407)	24.8
Inhibrx, Inc.	(451)	(11,979)	3.7
Innospec, Inc.	(1,172)	(108,949)	34.0
Insteel Industries, Inc.	(4,315)	(163,236)	50.9
Inter Parfums, Inc.	(1,079)	(106,789)	33.3
Interface, Inc.	(27,535)	(365,114)	113.9
Intra-Cellular Therapies, Inc.	(16,358)	(776,841)	242.3
Invitae Corp.	(12,915)	(145,165)	45.3
Iovance Biotherapeutics, Inc.	(4,122)	(68,631)	21.4
iRhythm Technologies, Inc.	(7,346)	(917,001)	286.0
IVERIC bio, Inc.	(39,630)	(552,442)	172.3
Jack in the Box, Inc.	(2,740)	(249,477)	77.8
Jamf Holding Corp.	(12,439)	(411,233)	128.3
John B Sanfilippo & Son, Inc.	(942)	(74,512)	23.2
Kaman Corp.	(5,850)	(233,825)	72.9
Kimball Electronics, Inc.	(27,113)	(536,566)	167.4
Kodiak Sciences, Inc.	(188)	(11,036)	3.4
Korn Ferry	(25,291)	(1,678,817)	523.7
Kronos Worldwide, Inc.	(7,102)	(101,914)	31.8
Kyndryl Holdings, Inc.	(8,742)	(147,565)	46.0
Ladder Capital Corp.	(2,799)	(33,280)	10.4
Latch, Inc.	(67,001)	(429,476)	134.0
Latham Group, Inc.	(5,986)	(99,846)	31.1
LCI Industries	(6,031)	(742,838)	231.7
Lexicon Pharmaceuticals, Inc.	(69,502)	(220,321)	68.7
Liberty Media Corp-Liberty Braves	(2,854)	(77,058)	24.0
Liquidity Services, Inc.	(348)	(6,622)	2.1
Lordstown Motors Corp., Class A	(115,145)	(345,435)	107.8
Lovesac Co.	(301)	(16,209)	5.1
LTC Properties, Inc.	(35,377)	(1,276,048)	398.0
Madison Square Garden Entertainment Corp.	(9,922)	(702,775)	219.2
Madrigal Pharmaceuticals, Inc.	(1,792)	(103,183)	32.2
Marathon Digital Holdings, Inc.	(25,664)	(604,131)	188.4
Matson, Inc.	(10,723)	(1,047,208)	326.7
Matthews International Corp., Class A	(5,324)	(186,979)	58.3
MBIA, Inc.	(6,579)	(89,935)	28.1
Meridian Bioscience, Inc.	(28,049)	(584,822)	182.4
Methode Electronics, Inc.	(9,339)	(411,196)	128.3
MetroMile, Inc.	(224,220)	(372,205)	116.1
Minerals Technologies, Inc.	(1,618)	(113,211)	35.3
ModivCare, Inc.	(5,069)	(587,649)	183.3
Momentus, Inc.	(8,477)	(30,517)	9.5
Monarch Casino & Resort, Inc.	(2,100)	(129,990)	40.6
MoneyGram International, Inc.	(62,507)	(548,186)	171.0
MSA Safety, Inc.	(1,420)	(195,108)	60.9
Mueller Industries, Inc.	(9,360)	(483,538)	150.8
Myers Industries, Inc.	(4,222)	(76,292)	23.8
National Fuel Gas Co.	(1,971)	(119,699)	37.3
National Health Investors, Inc.	(5,842)	(337,843)	105.4
National HealthCare Corp.	(319)	(20,863)	6.5
Nelnet, Inc., Class A	(806)	(71,355)	22.3
NetScout Systems, Inc.	(2,187)	(69,000)	21.5
Novanta, Inc.	(2,194)	(302,991)	94.5
Nu Skin Enterprises, Inc., Class A	(15,546)	(749,162)	233.7
Oceaneering International, Inc.	(15,095)	(196,688)	61.4
Ocugen, Inc.	(12,481)	(44,308)	13.8
Ocular Therapeutix, Inc.	(36,089)	(204,264)	63.7
ODP Corp.	(5,693)	(251,801)	78.5

S C H E D U L E O F I N V E S T M E N T S	60

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Omeros Corp.	(1,513)	$(9,078)	2.8%
One Liberty Properties, Inc.	(9,599)	(292,770)	91.3
OneSpan, Inc.	(8,987)	(144,331)	45.0
OPKO Health, Inc.	(3,905)	(12,223)	3.8
Option Care Health, Inc.	(12,122)	(283,291)	88.4
OraSure Technologies, Inc.	(1,384)	(12,248)	3.8
Organogenesis Holdings, Inc.	(1,171)	(9,005)	2.8
Orion Office REIT, Inc.	(383)	(6,373)	2.0
OrthoPediatrics Corp.	(127)	(6,006)	1.9
Outset Medical, Inc.	(11,756)	(437,206)	136.4
Owens & Minor, Inc.	(8,236)	(346,653)	108.1
Pacira BioSciences, Inc.	(864)	(54,233)	16.9
Pactiv Evergreen, Inc.	(9,833)	(107,671)	33.6
Parsons Corp	(4,710)	(143,420)	44.7
Patterson-UTI Energy, Inc.	(808)	(8,048)	2.5
Perdoceo Education Corp.	(79,865)	(880,112)	274.5
Piper Sandler Cos.	(1,676)	(258,473)	80.6
Pitney Bowes, Inc.	(19,287)	(118,808)	37.1
PLBY Group, Inc.	(1,209)	(19,211)	6.0
Plexus Corp.	(15,262)	(1,183,110)	369.1
PotlatchDeltic Corp.	(2,138)	(115,003)	35.9
PowerSchool Holdings, Inc., Class A	(1,972)	(32,301)	10.1
Praxis Precision Medicines, Inc.	(428)	(6,360)	2.0
Premier, Inc., Class A	(1,534)	(58,629)	18.3
Proterra, Inc.	(36,776)	(290,898)	90.7
Provention Bio, Inc.	(68,895)	(369,277)	115.2
PureCycle Technologies, Inc.	(49,179)	(292,615)	91.3
Purple Innovation, Inc.	(67,472)	(561,367)	175.1
Quotient Technology, Inc.	(50,486)	(358,955)	112.0
Rackspace Technology, Inc.	(2,227)	(27,860)	8.7
Rambus, Inc.	(14,775)	(373,069)	116.4
Rayonier, Inc.	(19,109)	(698,243)	217.8
Reata Pharmaceuticals, Inc., Class A	(277)	(7,789)	2.4
REC Silicon ASA	(49,293)	(86,555)	27.0
Recursion Pharmaceuticals, Inc., Class A	(8,563)	(101,386)	31.6
REGENXBIO, Inc.	(8,503)	(224,479)	70.0
Renalytix PLC	(3,062)	(19,767)	6.2
Rent-A-Center, Inc.	(12,894)	(543,482)	169.5
Resideo Technologies, Inc.	(9,722)	(240,911)	75.1
REV Group, Inc.	(17,587)	(236,193)	73.7
Rimini Street, Inc.	(34,745)	(178,937)	55.8
Romeo Power, Inc.	(175,426)	(414,005)	129.1
Root, Inc., Class A	(5,798)	(11,654)	3.6
Rubius Therapeutics, Inc.	(2,628)	(17,739)	5.5
Ruth’s Hospitality Group, Inc.	(6,272)	(125,628)	39.2
Safety Insurance Group, Inc.	(2,677)	(220,397)	68.8
Scholastic Corp.	(177)	(7,261)	2.3
Schweitzer-Mauduit International, Inc.	(41,460)	(1,254,994)	391.5
Seaboard Corp.	(156)	(595,918)	185.9
Seer, Inc.	(20,268)	(318,816)	99.5
Select Energy Services, Inc., Class A	(1,113)	(7,424)	2.3
Selectquote, Inc.	(6,061)	(44,791)	14.0
Senseonics Holdings, Inc.	(78,650)	(210,782)	65.8
Seres Therapeutics, Inc.	(9,191)	(76,653)	23.9
Shoe Carnival, Inc.	(6,581)	(224,807)	70.1
SI-BONE, Inc.	(409)	(8,057)	2.5
SIGA Technologies, Inc.	(45,896)	(298,783)	93.2
Sight Sciences, Inc.	(465)	(6,803)	2.1
Silgan Holdings, Inc.	(18,663)	(835,729)	260.7
Sinclair Broadcast Group, Inc., Class A	(2,248)	(61,775)	19.3
Skillz, Inc.	(88,844)	(427,340)	133.3
Skyline Champion Corp.	(6,434)	(433,266)	135.2

Security	Shares	Value	% of Basket Value

United States (continued)
SkyWater Technology, Inc.	(4,359)	$(43,721)	13.6%
Sorrento Therapeutics, Inc.	(18,911)	(65,243)	20.4
Sotera Health Co.	(575)	(12,368)	3.9
Southside Bancshares, Inc.	(6)	(251)	0.1
St Joe Co.	(5,381)	(261,032)	81.4
Stem, Inc.	(14,153)	(173,799)	54.2
StepStone Group, Inc., Class A	(6,231)	(218,147)	68.0
Sterling Construction Co., Inc.	(31,300)	(795,333)	248.1
Stock Yards Bancorp, Inc.	(2,765)	(164,739)	51.4
StoneX Group, Inc.	(732)	(48,027)	15.0
Stride, Inc.	(21,045)	(738,048)	230.2
TaskUS, Inc., Class A	(1,488)	(47,616)	14.9
Tennant Co.	(9,171)	(707,726)	220.8
Tenneco, Inc., Class A	(8,837)	(92,789)	28.9
TFS Financial Corp.	(8,577)	(149,068)	46.5
Thermon Group Holdings, Inc.	(2,953)	(50,644)	15.8
ThredUp, Inc., Class A	(3,024)	(28,032)	8.7
Tootsie Roll Industries, Inc.	(7,509)	(254,931)	79.5
TransMedics Group, Inc.	(963)	(15,283)	4.8
Tredegar Corp.	(60,109)	(706,281)	220.3
TreeHouse Foods, Inc.	(5,134)	(198,840)	62.0
Trinseo PLC	(3,066)	(164,154)	51.2
Triumph Group, Inc.	(5,936)	(108,154)	33.7
TrueCar, Inc.	(2,476)	(8,517)	2.7
TTEC Holdings, Inc.	(4,759)	(381,148)	118.9
TTM Technologies, Inc.	(6,748)	(90,828)	28.3
Tupperware Brands Corp.	(45,108)	(695,565)	217.0
UniFirst Corp.	(2,836)	(539,095)	168.2
Unisys Corp.	(56,891)	(1,038,261)	323.9
United Bankshares, Inc.	(19,655)	(694,411)	216.6
United Community Banks, Inc.	(16,656)	(589,456)	183.9
United Natural Foods, Inc.	(21,209)	(822,485)	256.6
Uniti Group, Inc.	(44,774)	(539,974)	168.4
Universal Corp.	(26,618)	(1,448,818)	451.9
Universal Health Realty Income Trust	(1,580)	(92,114)	28.7
US Silica Holdings, Inc.	(4,886)	(46,661)	14.6
USANA Health Sciences, Inc.	(4,665)	(445,881)	139.1
Utz Brands, Inc.	(11,636)	(187,456)	58.5
Valaris Ltd.	(985)	(40,868)	12.8
Vaxart, Inc.	(52,004)	(257,420)	80.3
Vaxcyte, Inc.	(5,507)	(104,853)	32.7
VBI Vaccines, Inc.	(2,513)	(4,272)	1.3
Vector Group Ltd.	(43,435)	(482,563)	150.5
Velodyne Lidar, Inc.	(79,007)	(308,917)	96.4
Verint Systems, Inc.	(7,024)	(360,542)	112.5
Veritone, Inc.	(20,734)	(326,975)	102.0
Verve Therapeutics, Inc.	(13,327)	(384,084)	119.8
Vesync Co. Ltd.	(31,000)	(27,032)	8.4
Vicor Corp.	(902)	(85,086)	26.5
ViewRay, Inc.	(17,062)	(74,220)	23.2
Vimeo, Inc.	(40,116)	(587,699)	183.3
Virgin Galactic Holdings, Inc.	(66,054)	(607,697)	189.6
Vivint Smart Home, Inc.	(12,071)	(86,911)	27.1
Volta, Inc.	(735)	(3,616)	1.1
Vuzix Corp.	(24,520)	(160,116)	49.9
Wabash National Corp.	(21,086)	(413,707)	129.1
Westamerica BanCorp.	(1,545)	(89,734)	28.0
Wheels Up Experience, Inc.	(19,886)	(75,965)	23.7
White Mountains Insurance Group Ltd.	(1,291)	(1,343,879)	419.2
Whiting Petroleum Corp.	(1,070)	(79,448)	24.8
Workhorse Group, Inc.	(234,270)	(791,833)	247.0
Xencor, Inc.	(6,708)	(230,554)	71.9

61

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United States (continued)
XL Fleet Corp.	(78,255)	$(167,466)	52.2%
Xperi Holding Corp.	(51,573)	(870,037)	271.4
Yelp, Inc.	(29,543)	(1,020,415)	318.3
ZIOPHARM Oncology, Inc.	(4,759)	(5,140)	1.6
Zomedica Corp.	(180,181)	(56,090)	17.5
Zumiez, Inc.	(3,823)	(171,844)	53.6

		(95,760,073)

Total Reference Entity — Short		(167,868,794)

Net Value of Reference Entity — Goldman Sachs & Co.		$(320,584)

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with UBS AG as of period end, termination date August 7, 2022:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Australia
AGL Energy Ltd.	48,477	$244,832	(14.0)%
AMP Ltd.	126,989	79,156	(4.5)
Aurizon Holdings Ltd.	108,789	272,174	(15.6)
Bendigo & Adelaide Bank Ltd.	40,855	249,536	(14.3)
BHP Group Ltd.	10,454	335,266	(19.2)
Boral Ltd.	4,197	17,493	(1.0)
Brambles Ltd.	27,543	189,222	(10.8)
carsales.com Ltd.	970	15,343	(0.9)
Charter Hall Group	6,665	79,832	(4.6)
Coles Group Ltd.	3,602	41,382	(2.4)
CSL Ltd.	165	30,565	(1.7)
Domain Holdings Australia Ltd.	3,637	12,223	(0.7)
Domino’s Pizza Enterprises Ltd.	849	62,625	(3.6)
Downer EDI Ltd.	3,488	13,492	(0.8)
Flight Centre Travel Group Ltd.	18,739	222,287	(12.7)
IDP Education Ltd.	7,218	150,873	(8.6)
Iluka Resources Ltd.	9,383	69,771	(4.0)
Insignia Financial Ltd.	399,692	1,002,387	(57.3)
JB Hi-Fi Ltd.	12,733	416,616	(23.8)
Medibank Pvt Ltd.	12,400	27,172	(1.5)
Metcash Ltd.	208,171	584,230	(33.4)
Mirvac Group	30,019	55,630	(3.2)
Nufarm Ltd.	8,362	26,556	(1.5)
Origin Energy Ltd.	36,436	145,799	(8.3)
OZ Minerals Ltd.	2,782	48,260	(2.8)
Platinum Asset Management Ltd.	116,654	205,080	(11.7)
QBE Insurance Group Ltd.	58,502	464,485	(26.6)
REA Group Ltd.	2,862	296,494	(17.0)
SEEK Ltd.	606	12,558	(0.7)
Sonic Healthcare Ltd.	10,792	290,632	(16.6)
South32 Ltd.	52,612	144,751	(8.3)
Star Entertainment Grp Ltd.	38,331	93,632	(5.3)
Stockland	87,485	252,169	(14.4)

Security	Shares	Value	% of Basket Value

Australia (continued)
Wesfarmers Ltd.	1,028	$38,357	(2.2)%
Westpac Banking Corp.	11,004	158,710	(9.1)

		6,349,590
Austria
ams AG	4,319	72,617	(4.2)

Belgium
Ackermans & van Haaren NV	104	20,075	(1.1)
Anheuser-Busch InBev SA/NV	805	50,748	(2.9)
Galapagos NV	2,041	137,532	(7.9)
Umicore SA	4,681	177,202	(10.1)
Warehouses De Pauw CVA	2,715	116,803	(6.7)

		502,360

Canada
Agnico Eagle Mines Ltd.	13,322	636,257	(36.4)
Air Canada	10,627	191,113	(10.9)
Alamos Gold Inc., Class A	2,012	13,723	(0.8)
AltaGas Ltd.	5,868	120,531	(6.9)
ARC Resources Ltd.	40,108	469,817	(26.9)
Aritzia Inc.	674	31,268	(1.8)
Atco Ltd., Class I	4,688	157,920	(9.0)
Boralex Inc.	1,884	48,984	(2.8)
Brookfield Infrastructure Corp., Class A	511	33,892	(1.9)
Cameco Corp.	10,718	208,348	(11.9)
Canadian Utilities Ltd., Class A	795	23,097	(1.3)
Cenovus Energy Inc.	3,248	47,245	(2.7)
CGI, Inc.	4,270	364,570	(20.9)
CI Financial Corp.	915	16,981	(1.0)
Descartes Systems Group Inc.	11,181	813,451	(46.5)
Emera, Inc.	3,423	162,190	(9.3)
Enerplus Corp.	19,977	231,335	(13.2)
First Capital Real Estate Investment Trust	2,933	40,979	(2.3)
FirstService Corp.	283	45,125	(2.6)
Franco-Nevada Corp.	102	13,486	(0.8)
George Weston Ltd.	228	24,864	(1.4)
Hydro One Ltd.	5,408	139,715	(8.0)
IGM Financial, Inc.	5,496	193,094	(11.0)
Imperial Oil Ltd.	14,021	573,679	(32.8)
Innergex Renewable Energy Inc.	77,636	1,139,056	(65.1)
Kinaxis, Inc.	6,709	870,220	(49.8)
National Bank of Canada	2,333	186,655	(10.7)
Pembina Pipeline Corp.	6,461	205,142	(11.7)
Shopify, Inc., Class A	46	44,401	(2.5)
SNC-Lavalin Group Inc.	15,780	347,963	(19.9)
Suncor Energy Inc.	8,890	254,010	(14.5)
TC Energy Corp.	3,015	155,689	(8.9)
Teck Resources Ltd., Class B	4,312	133,178	(7.6)
TFI International, Inc.	1,137	109,438	(6.3)
TMX Group Ltd.	1,985	201,928	(11.6)
Toromont Industries Ltd.	1,365	115,211	(6.6)
Toronto-Dominion Bank	420	33,639	(1.9)

		8,398,194

Chile
Antofagasta PLC	4,139	75,294	(4.3)

S C H E D U L E O F I N V E S T M E N T S	62

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

China
Budweiser Brewing Co. APAC Ltd.	7,700	$20,340	(1.1)%
Chow Tai Fook Jewellery Group Ltd.	9,800	17,218	(1.0)

		37,558

Denmark
Carlsberg A/S, Class B	2,448	396,406	(22.7)
Demant A/S	6,483	286,830	(16.4)
FLSmidth & Co. A/S	1,519	51,206	(2.9)
Genmab A/S	571	194,442	(11.1)
ISS A/S	1,751	32,989	(1.9)
Novozymes A/S, B Shares	5,391	370,078	(21.1)
SimCorp A/S	615	57,343	(3.3)

		1,389,294

Finland
Nokia OYJ	7,790	46,457	(2.7)
Nokian Renkaat OYJ	2,911	98,421	(5.6)
Nordea Bank Abp	2,203	26,166	(1.5)
Outokumpu OYJ	37,350	241,987	(13.8)
Valmet OYJ	1,025	39,149	(2.3)
Wartsila OYJ Abp	10,482	129,415	(7.4)

		581,595

France
Airbus SE	273	34,860	(2.0)
Amundi SA	392	30,473	(1.7)
Atos SE	5,365	192,319	(11.0)
BioMerieux	481	56,403	(3.2)
Capgemini SE	633	142,309	(8.1)
Carrefour SA	1,145	21,791	(1.2)
Cie de Saint-Gobain	1,446	97,847	(5.6)
Cie Plastic Omnium SA	2,787	64,824	(3.7)
Electricite de France SA	57,756	555,509	(31.8)
Hermes International	813	1,220,654	(69.8)
Kering SA	571	426,403	(24.4)
Klepierre SA	9,006	239,544	(13.7)
Legrand SA	8,289	843,597	(48.2)
Pernod Ricard SA	2,255	482,343	(27.6)
Publicis Groupe SA	932	63,153	(3.6)
Rubis SCA	11,652	377,208	(21.6)
Safran SA	673	81,480	(4.7)
Unibail-Rodamco-Westfield	2,363	180,054	(10.3)
Valeo	12,808	358,478	(20.5)
Vinci SA	2,507	274,783	(15.7)
Wendel SE	2,746	298,260	(17.1)

		6,042,292

Germany
Continental AG, Class A	2,651	257,015	(14.7)
Daimler Truck Holding AG	5,319	187,515	(10.7)
Deutsche Bank AG	7,326	102,004	(5.8)
Deutsche Post AG	478	28,766	(1.7)
Freenet AG	7,839	213,499	(12.2)
GEA Group AG	6,673	315,267	(18.0)
Gerresheimer AG	2,530	227,044	(13.0)
Hannover Rueck SE	501	101,073	(5.8)
HeidelbergCement AG	8,046	559,910	(32.0)
Hochtief AG	2,651	206,211	(11.8)
Infineon Technologies AG	5,100	211,791	(12.1)
K+S AG	6,131	117,050	(6.7)
Nemetschek SE	3,313	306,228	(17.5)
Nordex SE	1,458	23,397	(1.3)

Security	Shares	Value	% of Basket Value

Germany (continued)
Rational AG	159	$133,292	(7.6)%
Scout24 AG	2,706	161,668	(9.3)
Siemens Energy AG	5,058	113,769	(6.5)
Telefonica Deutschland Holding AG	88,580	254,293	(14.6)
thyssenkrupp AG	17,878	183,995	(10.5)

		3,703,787

Hong Kong
AIA Group Ltd.	72,200	753,754	(43.1)
ASM Pacific Technology Ltd.	3,900	39,019	(2.2)
Bank of East Asia Ltd.	10,400	17,750	(1.0)
Dah Sing Banking Group Ltd.	133,600	126,665	(7.2)
Dah Sing Financial Holdings Ltd.	138,800	450,036	(25.7)
Hutchison Port Holdings Trust	433,000	102,278	(5.9)
Hysan Development Co. Ltd.	8,000	24,522	(1.4)
Pacific Basin Shipping Ltd.	261,000	111,409	(6.4)
Shun Tak Holdings Ltd.	752,000	199,350	(11.4)
Sun Hung Kai Properties Ltd.	5,500	66,836	(3.8)
Swire Pacific Ltd., Class A	94,000	569,459	(32.6)
United Energy Group Ltd.	2,454,000	361,945	(20.7)
Yue Yuen Industrial Holdings Ltd.	57,000	96,247	(5.5)

		2,919,270

Ireland
AIB Group PLC	27,069	71,497	(4.1)
James Hardie Industries PLC	2,086	70,205	(4.0)

		141,702

Israel
Bezeq The Israeli Telecommunication Corp. Ltd.	155,440	267,580	(15.3)
Paz Oil Co. Ltd.	906	128,872	(7.4)
Teva Pharmaceutical Industries Ltd.	3,069	26,085	(1.5)

		422,537

Italy
Assicurazioni Generali SpA	9,539	200,746	(11.5)
Banca Generali SpA	1,160	46,720	(2.7)
Banca Mediolanum SpA	4,326	42,053	(2.4)
Banco BPM SpA	5,329	16,613	(0.9)
Mediobanca Banca di Credito Finanziario SpA	42,128	482,644	(27.6)
Reply SpA	90	15,124	(0.9)
Saipem SpA	5,693	8,708	(0.5)
UnipolSai Assicurazioni SpA	4,213	12,301	(0.7)

		824,909

Japan
Advantest Corp.	12,700	1,080,929	(61.8)
Ajinomoto Co., Inc.	3,500	97,655	(5.6)
Alfresa Holdings Corp.	24,700	352,194	(20.1)
Alps Alpine Co. Ltd.	60,700	662,023	(37.9)
Amada Co. Ltd.	4,900	47,439	(2.7)
Aozora Bank Ltd.	2,700	60,704	(3.5)
Asahi Group Holdings Ltd.	2,400	97,970	(5.6)
Asahi Kasei Corp.	37,400	369,434	(21.1)
Benesse Holdings, Inc.	37,500	731,333	(41.8)
Calbee, Inc.	1,700	39,130	(2.2)
Casio Computer Co. Ltd.	12,500	156,336	(8.9)
Coca-Cola Bottlers Japan Holdings, Inc.	22,000	258,068	(14.8)
COMSYS Holdings Corp.	45,300	1,077,877	(61.6)
Cosmo Energy Holdings Co. Ltd.	7,800	156,810	(9.0)
Cosmos Pharmaceutical Corp.	2,200	274,746	(15.7)
Daifuku Co. Ltd.	3,100	215,217	(12.3)
Daiichi Sankyo Co. Ltd.	3,900	87,633	(5.0)

63

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
Daito Trust Construction Co. Ltd.	300	$34,400	(2.0)%
Dentsu Group, Inc.	36,000	1,246,744	(71.3)
DMG Mori Co. Ltd.	10,200	161,852	(9.3)
Ebara Corp.	9,600	470,512	(26.9)
Eisai Co. Ltd.	5,200	260,442	(14.9)
FANUC Corp.	700	138,424	(7.9)
Fuji Oil Holdings, Inc.	27,100	548,332	(31.4)
FUJIFILM Holdings Corp.	3,200	214,515	(12.3)
Fujitsu Ltd.	1,300	171,858	(9.8)
GMO Payment Gateway, Inc.	1,300	114,077	(6.5)
Hamamatsu Photonics KK	2,100	107,439	(6.1)
Hisamitsu Pharmaceutical Co., Inc.	8,700	265,070	(15.2)
Hoya Corp.	3,700	479,773	(27.4)
Hulic Co. Ltd.	16,000	154,650	(8.8)
IHI Corp.	1,100	22,212	(1.3)
Inpex Corp.	12,000	121,314	(6.9)
Internet Initiative Japan, Inc.	14,600	483,524	(27.6)
Itochu Techno-Solutions Corp.	1,200	32,430	(1.9)
J Front Retailing Co. Ltd.	3,700	33,194	(1.9)
Japan Exchange Group, Inc.	800	16,457	(0.9)
Japan Tobacco, Inc.	8,000	159,719	(9.1)
JGC Holdings Corp.	44,400	436,286	(24.9)
Kajima Corp.	1,500	18,116	(1.0)
Kakaku.com, Inc.	15,100	312,744	(17.9)
Kamigumi Co. Ltd.	8,200	158,453	(9.1)
Kaneka Corp.	2,400	78,180	(4.5)
Kewpie Corp.	13,100	270,248	(15.5)
Keyence Corp.	700	359,046	(20.5)
Koito Manufacturing Co. Ltd.	8,500	426,789	(24.4)
Komatsu Ltd.	11,800	296,521	(17.0)
Konica Minolta, Inc.	90,900	383,181	(21.9)
Kyowa Exeo Corp.	6,800	138,203	(7.9)
Mani Inc.	15,100	218,187	(12.5)
Maruwa Unyu Kikan Co. Ltd.	20,700	236,263	(13.5)
Mazda Motor Corp.	17,800	137,127	(7.8)
MISUMI Group, Inc.	600	19,465	(1.1)
Mitsubishi Materials Corp.	2,200	39,245	(2.2)
Mitsui Fudosan Co. Ltd.	2,300	49,306	(2.8)
Mitsui Mining & Smelting Co. Ltd.	11,000	311,057	(17.8)
Mitsui OSK Lines Ltd.	1,400	107,056	(6.1)
Nankai Electric Railway Co. Ltd.	1,600	31,766	(1.8)
NEC Corp.	10,600	413,541	(23.6)
NET One Systems Co. Ltd.	17,200	408,273	(23.3)
Nichirei Corp.	5,000	115,057	(6.6)
Nihon Kohden Corp.	4,900	129,963	(7.4)
Nihon M&A Center Holdings, Inc.	13,300	209,385	(12.0)
Nippon Express Holdings, Inc.	300	17,779	(1.0)
Nippon Television Holdings, Inc.	53,100	554,544	(31.7)
Nissin Foods Holdings Co. Ltd.	3,300	234,078	(13.4)
Nitto Denko Corp.	12,500	973,245	(55.7)
NOK Corp.	16,200	173,209	(9.9)
Nomura Research Institute Ltd.	2,700	94,516	(5.4)
NSK Ltd.	22,100	150,745	(8.6)
Olympus Corp.	24,400	546,000	(31.2)
Omron Corp.	6,400	467,901	(26.8)
Otsuka Corp.	400	16,231	(0.9)
Otsuka Holdings Co. Ltd.	2,600	88,705	(5.1)
Pan Pacific International Holdings Corp.	1,100	14,805	(0.8)
PeptiDream, Inc.	12,300	220,819	(12.6)
Pola Orbis Holdings, Inc.	19,700	293,616	(16.8)
Recruit Holdings Co. Ltd.	6,200	306,457	(17.5)

Security	Shares	Value	% of Basket Value

Japan (continued)
Renesas Electronics Corp.	1,600	$18,363	(1.1)%
Resorttrust, Inc.	1,100	17,611	(1.0)
Ricoh Co. Ltd.	34,100	287,954	(16.5)
Rohm Co. Ltd.	800	67,390	(3.9)
Santen Pharmaceutical Co. Ltd.	55,000	624,479	(35.7)
Seiko Epson Corp.	1,100	16,957	(1.0)
Seino Holdings Co. Ltd.	1,300	12,898	(0.7)
Sekisui House REIT, Inc.	18	12,231	(0.7)
Shimadzu Corp.	7,100	256,180	(14.7)
Skylark Co. Ltd.	32,600	425,952	(24.4)
SMC Corp.	100	55,776	(3.2)
SMS Co. Ltd.	600	16,163	(0.9)
SoftBank Group Corp.	2,400	106,319	(6.1)
Sotetsu Holdings Inc.	1,800	33,144	(1.9)
Subaru Corp.	21,500	391,329	(22.4)
Sumitomo Heavy Industries Ltd.	18,500	485,855	(27.8)
Sumitomo Mitsui Financial Group, Inc.	4,700	169,298	(9.7)
Sumitomo Rubber Industries Ltd.	2,100	21,852	(1.3)
Sundrug Co. Ltd.	18,000	453,274	(25.9)
Suntory Beverage & Food Ltd.	5,200	199,673	(11.4)
Sysmex Corp.	700	66,634	(3.8)
Taisei Corp.	3,000	98,343	(5.6)
Taisho Pharmaceutical Holdings Co. Ltd.	500	24,556	(1.4)
Teijin Ltd.	28,700	361,813	(20.7)
Terumo Corp.	11,900	434,396	(24.8)
Tohoku Electric Power Co., Inc.	5,600	39,446	(2.3)
Unicharm Corp.	9,600	370,978	(21.2)
Welcia Holdings Co. Ltd.	1,200	32,409	(1.9)
Yamada Holdings Co. Ltd.	402,600	1,358,720	(77.7)
Yamaha Corp.	10,200	464,662	(26.6)
Yamaha Motor Co. Ltd.	1,200	28,290	(1.6)
Yokohama Rubber Co. Ltd.	3,900	56,856	(3.3)
Z Holdings Corp.	3,200	16,252	(0.9)

		27,484,597

Luxembourg
L’Occitane International SA	34,500	136,057	(7.8)

Macau
MGM China Holdings Ltd.	251,600	167,630	(9.6)

Netherlands
ABN AMRO Bank NV	2,452	39,352	(2.2)
Heineken NV	634	67,994	(3.9)
IMCD NV	2,442	420,073	(24.0)
Koninklijke Vopak NV	21,742	745,987	(42.7)
PostNL NV	30,839	132,106	(7.6)

		1,405,512

Norway
Equinor ASA	5,138	141,644	(8.1)
Nordic Semiconductor ASA	4,890	144,890	(8.3)
Norsk Hydro ASA	2,074	15,852	(0.9)
Schibsted ASA, Class A	11,027	326,670	(18.7)
Tomra Systems ASA	1,245	62,244	(3.5)

		691,300

Singapore
Jardine Cycle & Carriage Ltd.	46,200	694,541	(39.7)
SIA Engineering Co. Ltd.	4,100	6,527	(0.4)
Singapore Telecommunications Ltd.	518,100	939,432	(53.7)
United Overseas Bank Ltd.	7,600	169,850	(9.7)

		1,810,350

S C H E D U L E O F I N V E S T M E N T S	64

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Spain
Banco de Sabadell SA	580,575	$451,544	(25.8)%
Banco Santander SA	17,198	60,307	(3.4)
Grifols SA	4,611	81,312	(4.7)
Inmobiliaria Colonial Socimi SA	9,411	83,103	(4.8)

		676,266

Sweden
Alfa Laval AB	10,661	360,141	(20.6)
Assa Abloy AB, Class B	7,859	215,196	(12.3)
Epiroc AB, Class A	2,174	46,391	(2.6)
Epiroc AB, Class B	1,162	21,031	(1.2)
Essity AB, Class B	3,994	112,592	(6.4)
Industrivarden AB, C Shares	2,120	65,849	(3.8)
Indutrade AB	13,717	341,249	(19.5)
Lundin Energy AB	3,567	145,062	(8.3)
Saab AB, Class B	15,002	355,757	(20.3)
Samhallsbyggnadsbolaget i Norden AB	15,832	95,485	(5.5)
SSAB AB	34,743	205,692	(11.8)
Telefonaktiebolaget LM Ericsson, B Shares, B Shares	4,914	61,357	(3.5)

		2,025,802

Switzerland
ABB Ltd.	5,057	175,335	(10.0)
Adecco Group AG	2,642	125,847	(7.2)
Chocoladefabriken Lindt & Spruengli AG	24	278,529	(15.9)
Dufry AG	667	34,565	(2.0)
Holcim Ltd.	665	36,044	(2.1)
Idorsia Ltd.	2,095	48,800	(2.8)
Schindler Holding AG	461	115,704	(6.6)
Straumann Holding AG	61	101,082	(5.8)
Swatch Group AG	799	233,086	(13.3)
Tecan Group AG	547	265,958	(15.2)
Temenos AG	664	79,590	(4.6)
VAT Group AG	212	86,455	(4.9)

		1,580,995

United Kingdom
Ashmore Group PLC	133,454	511,557	(29.2)
Babcock International Group PLC	6,062	24,831	(1.4)
Barratt Developments PLC	20,940	174,159	(10.0)
Bellway PLC	7,763	298,713	(17.1)
British Land Co. PLC	5,662	42,338	(2.4)
Centrica PLC	190,145	186,963	(10.7)
ConvaTec Group PLC	200,986	477,166	(27.3)
Dechra Pharmaceuticals PLC	6,475	363,694	(20.8)
Diageo PLC	10,931	551,593	(31.5)
Drax Group PLC	3,245	26,437	(1.5)
Endeavour Mining PLC	1,051	23,415	(1.3)
Hargreaves Lansdown PLC	2,456	44,590	(2.5)
Howden Joinery Group PLC	61,757	681,330	(39.0)
IMI PLC	15,436	344,883	(19.7)
InterContinental Hotels Group PLC	4,846	320,192	(18.3)
Johnson Matthey PLC	20,903	552,021	(31.6)
Legal & General Group PLC	75,655	295,808	(16.9)
Man Group PLC	8,615	22,304	(1.3)
Melrose Industries PLC	196,174	399,609	(22.8)
Pennon Group PLC, Class B	34,130	500,093	(28.6)
Persimmon PLC	14,219	463,248	(26.5)
Quilter PLC	12,117	22,500	(1.3)
Rightmove PLC	66,672	587,613	(33.6)
Rolls-Royce Holdings PLC	283,060	443,691	(25.4)

Security	Shares	Value	% of Basket Value

United Kingdom (continued)
Schroders PLC	4,380	$200,826	(11.5)%
Shell PLC	4,100	105,324	(6.0)
Smiths Group PLC	820	17,284	(1.0)
Spectris PLC	9,348	426,583	(24.4)
St James’s Place PLC	25,213	520,458	(29.8)
Tritax Big Box REIT PLC	9,881	31,695	(1.8)
Whitbread PLC	4,629	190,472	(10.9)

		8,851,390

United States
Carnival PLC	4,785	87,808	(5.0)
Ovintiv Inc.	7,684	297,471	(17.0)
Reliance Worldwide Corp. Ltd.	41,311	152,562	(8.8)

		537,841

Preferred Stocks

Germany
Sartorius AG, Preference Shares	755	407,608	(23.3)

Total Reference Entity — Long		77,236,347

Reference Entity — Short

Common Stocks

Australia
Appen Ltd.	(1,975)	(13,635)	0.8
TPG Telecom Ltd.	(10,902)	(45,771)	2.6

		(59,406)

Austria
OMV AG	(1,854)	(113,473)	6.5
Verbund AG	(497)	(52,637)	3.0

		(166,110)

Belgium
KBC Group NV	(989)	(86,013)	4.9
Sofina SA	(1,481)	(589,657)	33.7
UCB SA	(40)	(3,980)	0.3

		(679,650)

Bermuda
Hiscox Ltd.	(4,678)	(61,489)	3.5

Denmark
AP Moller - Maersk A/S	(27)	(90,457)	5.2
Danske Bank A/S	(13,019)	(252,715)	14.4
Rockwool International A/S	(395)	(151,289)	8.7
Royal Unibrew A/S	(1,696)	(194,981)	11.1
Vestas Wind Systems A/S	(6,793)	(183,821)	10.5

		(873,263)

Finland
Fortum OYJ	(7,058)	(192,117)	11.0
Kojamo OYJ	(5,842)	(133,933)	7.7
Orion OYJ, Class B	(1,929)	(78,438)	4.5
QT Group OYJ	(273)	(31,691)	1.8
Stora Enso OYJ	(11,205)	(228,101)	13.0
UPM-Kymmene OYJ	(4,640)	(169,112)	9.7

		(833,392)

France
Accor SA	(4,009)	(147,336)	8.4
Aeroports de Paris	(1,247)	(169,219)	9.7
Air Liquide SA	(1,437)	(245,812)	14.1
Alstom SA	(24,720)	(801,415)	45.8
Arkema SA	(287)	(42,438)	2.4

65

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

France (continued)
Cie Generale des Etablissements Michelin SCA	(2,374)	$(397,227)	22.7%
Dassault Aviation SA	(5,245)	(623,329)	35.6
EssilorLuxottica SA	(1,234)	(233,455)	13.4
Ipsen SA	(1,967)	(191,391)	10.9
Neoen SA	(436)	(15,504)	0.9
Rexel SA	(2,252)	(50,196)	2.9
Sanofi	(304)	(31,787)	1.8
SEB SA	(225)	(33,897)	1.9
SOITEC	(111)	(20,265)	1.2
Technip Energies NV	(1,628)	(24,773)	1.4
TOTAL SE	(546)	(31,050)	1.8
Vivendi SA	(2,370)	(31,060)	1.8

		(3,090,154)

Germany
AIXTRON SE	(1,163)	(24,182)	1.4
Bayerische Motoren Werke AG	(358)	(30,984)	1.8
Brenntag AG	(2,402)	(205,794)	11.8
Daimler AG	(878)	(70,059)	4.0
Delivery Hero SE	(5,343)	(412,426)	23.6
Evonik Industries AG	(3,095)	(100,970)	5.8
Flatex AG	(37,884)	(733,085)	41.9
Henkel AG & Co. KGaA	(290)	(22,913)	1.3
Porsche Automobil Holding SE	(175)	(16,200)	0.9
Puma SE	(2,090)	(223,531)	12.8
RWE AG	(743)	(31,341)	1.8
TAG Immobilien AG	(707)	(18,671)	1.1
United Internet AG	(3,068)	(120,317)	6.9
Vantage Towers AG	(7,103)	(231,652)	13.2
Volkswagen AG	(617)	(178,670)	10.2
Vonovia SE	(1,843)	(104,969)	6.0
Zalando SE	(5,056)	(401,284)	22.9

		(2,927,048)

Hong Kong
Henderson Land Development Co. Ltd.	(10,000)	(43,732)	2.5
MTR Corp. Ltd.	(71,500)	(387,017)	22.1

		(430,749)

Ireland
DCC PLC	(6,799)	(571,684)	32.7
Ryanair Holdings PLC	(21,344)	(396,434)	22.7
Smurfit Kappa Group PLC	(3,388)	(178,567)	10.2

		(1,146,685)

Italy
Azimut Holding SpA	(2,615)	(70,341)	4.0
DiaSorin SpA	(3,126)	(481,908)	27.5
Ferrari NV	(737)	(169,858)	9.7
Infrastrutture Wireless Italiane SpA	(66,452)	(716,513)	41.0
Poste Italiane SpA	(5,066)	(67,999)	3.9
Prysmian SpA	(359)	(12,106)	0.7
Snam SpA	(2,612)	(14,637)	0.8
Terna Rete Elettrica Nazionale SpA	(28,179)	(221,414)	12.7

		(1,754,776)

Japan
Advance Residence Investment Corp.	(17)	(50,004)	2.9
Aeon Co. Ltd.	(31,600)	(720,074)	41.2
Aeon Mall Co Ltd.	(44,400)	(641,866)	36.7
AEON REIT Investment Corp.	(45)	(57,236)	3.3
ANA Holdings, Inc.	(2,700)	(57,018)	3.3
Ariake Japan Co. Ltd.	(2,300)	(121,969)	7.0

Security	Shares	Value	% of Basket Value

Japan (continued)
Benefit One, Inc.	(5,400)	$(164,232)	9.4%
Bic Camera, Inc.	(4,900)	(42,800)	2.4
Central Japan Railway Co.	(2,100)	(275,542)	15.8
Credit Saison Co. Ltd.	(4,600)	(51,347)	2.9
Dai-ichi Life Holdings, Inc.	(5,900)	(132,806)	7.6
Daiwa House REIT Investment Corp.	(344)	(1,024,764)	58.6
Daiwa Securities Group, Inc.	(2,600)	(15,667)	0.9
DeNA Co. Ltd.	(50,400)	(783,727)	44.8
Denka Co. Ltd.	(5,200)	(183,135)	10.5
Denso Corp.	(900)	(67,170)	3.8
Dowa Holdings Co. Ltd.	(2,500)	(108,384)	6.2
East Japan Railway Co.	(2,100)	(119,916)	6.9
ENEOS Holdings, Inc.	(115,300)	(459,197)	26.3
Fancl Corp.	(11,100)	(282,700)	16.2
Freee KK	(300)	(11,860)	0.7
Fuji Electric Co. Ltd.	(6,000)	(320,678)	18.3
Fukuoka Financial Group, Inc.	(6,200)	(121,763)	7.0
Fukuyama Transporting Co. Ltd.	(7,900)	(248,647)	14.2
GLP J-Reit	(242)	(389,526)	22.3
GMO internet, Inc.	(6,900)	(147,630)	8.4
Goldwin, Inc.	(300)	(15,572)	0.9
GS Yuasa Corp.	(27,700)	(592,609)	33.9
GungHo Online Entertainment, Inc.	(30,600)	(642,580)	36.7
Hachijuni Bank Ltd.	(66,400)	(245,187)	14.0
Hakuhodo DY Holdings, Inc.	(1,000)	(15,318)	0.9
Hankyu Hanshin Holdings, Inc.	(600)	(17,473)	1.0
Haseko Corp.	(40,100)	(509,172)	29.1
Heiwa Corp.	(1,100)	(17,473)	1.0
Hirogin Holdings, Inc.	(83,000)	(483,828)	27.7
Hitachi Ltd.	(2,100)	(109,150)	6.2
Hitachi Transport System Ltd.	(4,300)	(197,146)	11.3
House Foods Group, Inc.	(18,200)	(467,692)	26.7
Ibiden Co. Ltd.	(1,600)	(89,409)	5.1
Ichigo, Inc.	(27,900)	(68,604)	3.9
Idemitsu Kosan Co. Ltd.	(9,000)	(230,595)	13.2
Industrial & Infrastructure Fund Investment Corp.	(119)	(199,057)	11.4
INFRONEER Holdings, Inc..	(100,040)	(921,852)	52.7
IR Japan Holdings Ltd.	(1,800)	(80,160)	4.6
Isetan Mitsukoshi Holdings Ltd.	(1,700)	(13,363)	0.8
Ito En Ltd.	(8,200)	(441,685)	25.3
ITOCHU Corp.	(1,300)	(41,424)	2.4
Iwatani Corp.	(8,400)	(396,007)	22.6
Japan Airlines Co. Ltd.	(7,300)	(138,171)	7.9
Japan Airport Terminal Co. Ltd.	(3,000)	(129,985)	7.4
Japan Aviation Electronics Industry Ltd.	(4,200)	(67,125)	3.8
Japan Hotel REIT Investment Corp.	(225)	(109,690)	6.3
Japan Logistics Fund, Inc.	(192)	(532,191)	30.4
Japan Real Estate Investment Corp.	(73)	(401,423)	22.9
Japan Retail Fund Investment Corp.	(817)	(688,496)	39.4
Japan Steel Works Ltd.	(9,900)	(329,120)	18.8
JCR Pharmaceuticals Co. Ltd.	(17,800)	(313,516)	17.9
JFE Holdings Inc.	(4,600)	(59,095)	3.4
JMDC, Inc.	(4,300)	(199,565)	11.4
Kadokawa Dwango	(69,100)	(1,434,802)	82.0
Kagome Co. Ltd.	(23,400)	(608,900)	34.8
Kansai Electric Power Co Inc/The	(122,500)	(1,156,293)	66.1
Kawasaki Heavy Industries Ltd.	(7,400)	(143,401)	8.2
Keihan Holdings Co. Ltd.	(2,700)	(62,610)	3.6
Keikyu Corp.	(37,200)	(380,735)	21.8
Keio Corp.	(6,800)	(305,868)	17.5
Kintetsu Group Holdings Co. Ltd.	(500)	(14,528)	0.8

S C H E D U L E O F I N V E S T M E N T S	66

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
Kirin Holdings Co Ltd.	(26,900)	$(431,157)	24.7%
Kobe Steel Ltd.	(8,700)	(41,529)	2.4
Koei Tecmo Holdings Co. Ltd.	(17,700)	(640,326)	36.6
Konami Holdings Corp.	(1,900)	(102,429)	5.9
Kotobuki Spirits Co. Ltd.	(1,300)	(52,866)	3.0
Kubota Corp.	(28,500)	(611,197)	34.9
Kyushu Financial Group, Inc.	(22,100)	(85,391)	4.9
Kyushu Railway Co.	(16,500)	(344,693)	19.7
LaSalle Logiport REIT	(38)	(60,788)	3.5
Lintec Corp.	(600)	(13,937)	0.8
Mabuchi Motor Co. Ltd.	(1,200)	(37,782)	2.2
Marubeni Corp.	(10,100)	(103,928)	5.9
Marui Group Co. Ltd.	(9,500)	(183,291)	10.5
Matsui Securities Co. Ltd.	(47,200)	(330,094)	18.9
Matsumotokiyoshi Holdings Co. Ltd.	(17,200)	(588,722)	33.7
McDonald’s Holdings Co. Japan Ltd.	(6,700)	(292,592)	16.7
Medipal Holdings Corp.	(32,700)	(588,438)	33.6
MEIJI Holdings Co. Ltd.	(900)	(56,143)	3.2
Mercari, Inc.	(2,100)	(79,308)	4.5
MINEBEA MITSUMI, Inc.	(52,900)	(1,294,494)	74.0
Mitsubishi Gas Chemical Co., Inc.	(2,100)	(40,226)	2.3
Mitsui & Co. Ltd.	(5,300)	(132,157)	7.6
Mitsui Chemicals, Inc.	(800)	(21,396)	1.2
Mitsui Fudosan Logistics Park, Inc.	(15)	(73,775)	4.2
Mitsui High-Tec, Inc.	(900)	(66,609)	3.8
Mori Hills REIT Investment Corp.	(461)	(564,833)	32.3
Nabtesco Corp.	(1,400)	(43,763)	2.5
NEC Networks & System Integration Corp.	(22,100)	(318,909)	18.2
NGK Insulators Ltd.	(2,600)	(43,934)	2.5
Nihon Unisys Ltd.	(2,500)	(65,769)	3.8
Nintendo Co. Ltd.	(200)	(98,008)	5.6
Nippon Accommodations Fund, Inc.	(19)	(102,694)	5.9
Nippon Building Fund, Inc.	(77)	(445,918)	25.5
Nippon Electric Glass Co. Ltd.	(42,300)	(1,056,667)	60.4
Nippon Shokubai Co. Ltd.	(300)	(14,128)	0.8
Nippon Steel Corp.	(22,900)	(374,290)	21.4
Nishi-Nippon Railroad Co. Ltd.	(23,600)	(527,852)	30.2
Nomura Holdings, Inc.	(144,300)	(637,452)	36.4
Nomura Real Estate Holdings, Inc.	(800)	(18,733)	1.1
Nomura Real Estate Master Fund, Inc.	(25)	(34,686)	2.0
Odakyu Electric Railway Co. Ltd.	(3,800)	(67,149)	3.8
Ono Pharmaceutical Co. Ltd.	(1,200)	(29,102)	1.7
Open House Co. Ltd.	(4,900)	(253,689)	14.5
Oracle Corp. Japan	(300)	(22,437)	1.3
Orient Corp.	(702,400)	(750,706)	42.9
Orix JREIT, Inc.	(178)	(255,440)	14.6
Osaka Gas Co. Ltd.	(17,300)	(294,210)	16.8
OSG Corp.	(1,000)	(17,605)	1.0
Rakuten, Inc.	(36,200)	(314,049)	18.0
Rengo Co. Ltd.	(26,200)	(195,508)	11.2
RENOVA, Inc.	(27,400)	(389,525)	22.3
Resona Holdings Inc.	(7,200)	(30,942)	1.8
Sankyo Co. Ltd.	(8,800)	(226,580)	13.0
Sansan, Inc.	(9,200)	(101,987)	5.8
SBI Holdings, Inc.	(6,700)	(172,832)	9.9
Sekisui Chemical Co. Ltd.	(900)	(15,602)	0.9
Seven & i Holdings Co. Ltd.	(5,400)	(274,637)	15.7
Sharp Corp.	(72,100)	(801,472)	45.8
SHIFT, Inc.	(300)	(49,845)	2.8
Shikoku Electric Power Co., Inc.	(18,700)	(129,992)	7.4
Shimamura Co. Ltd.	(300)	(27,449)	1.6

Security	Shares	Value	% of Basket Value

Japan (continued)
Shimano, Inc.	(400)	$(89,697)	5.1%
Shinko Electric Industries Co. Ltd.	(500)	(23,009)	1.3
Ship Healthcare Holdings, Inc.	(3,600)	(80,801)	4.6
Shiseido Co. Ltd.	(9,100)	(459,040)	26.2
Shizuoka Bank Ltd.	(46,000)	(361,444)	20.7
SHO-BOND Holdings Co. Ltd.	(400)	(17,516)	1.0
Shochiku Co. Ltd.	(400)	(41,411)	2.4
Showa Denko KK	(47,100)	(978,445)	55.9
Sojitz Corp.	(1,500)	(23,508)	1.3
Sumitomo Bakelite Co. Ltd.	(7,000)	(337,331)	19.3
Sumitomo Dainippon Pharma Co. Ltd.	(1,700)	(18,503)	1.1
Sumitomo Electric Industries Ltd.	(2,100)	(27,843)	1.6
T&D Holdings, Inc.	(9,600)	(141,872)	8.1
Taiyo Yuden Co. Ltd.	(1,400)	(68,000)	3.9
TechnoPro Holdings Inc.	(13,600)	(347,917)	19.9
THK Co. Ltd.	(5,500)	(137,427)	7.9
Tobu Railway Co. Ltd.	(600)	(14,054)	0.8
Toda Corp.	(4,300)	(27,779)	1.6
Tokai Carbon Co. Ltd.	(97,100)	(1,007,090)	57.6
Tokuyama Corp.	(1,000)	(15,772)	0.9
Tokyo Century Corp.	(300)	(14,805)	0.8
Tokyo Electric Power Co. Holdings, Inc.	(297,200)	(791,815)	45.3
Tokyo Seimitsu Co. Ltd.	(800)	(33,933)	1.9
Tokyu Corp.	(58,700)	(779,996)	44.6
Toyoda Gosei Co. Ltd.	(2,000)	(42,034)	2.4
Toyota Boshoku Corp.	(36,100)	(639,888)	36.6
Toyota Motor Corp.	(31,400)	(620,564)	35.5
TV Asahi Holdings Corp.	(1,100)	(14,214)	0.8
USS Co. Ltd.	(1,400)	(22,849)	1.3
West Japan Railway Co.	(7,300)	(305,897)	17.5
Zeon Corp.	(16,700)	(193,788)	11.1

		(42,190,432)

Luxembourg
APERAM SA	(659)	(37,134)	2.1
Aroundtown SA	(6,996)	(43,211)	2.5
Grand City Properties SA	(29,881)	(659,466)	37.7
Tenaris SA	(30,142)	(367,941)	21.0

		(1,107,752)

Mexico
Fresnillo PLC	(11,189)	(94,825)	5.4

Netherlands
Aegon NV	(42,067)	(237,321)	13.6
Alfen Beheer BV	(4,844)	(361,226)	20.7
Argenx SE	(1,160)	(310,407)	17.7
BE Semiconductor Industries NV	(6,105)	(511,894)	29.3
Euronext NV	(3,364)	(324,331)	18.5
EXOR NV	(7,658)	(642,130)	36.7
Iveco Group NV	(11,120)	(118,307)	6.8
Just Eat Takeaway.com NV	(1,192)	(58,862)	3.4
Koninklijke DSM NV	(383)	(71,797)	4.1
NN Group NV	(1,467)	(82,097)	4.7
Prosus NV	(9,426)	(784,204)	44.8
SBM Offshore NV	(15,306)	(242,237)	13.8
Shop Apotheke Europe NV	(4,153)	(539,939)	30.9
Signify NV	(933)	(49,420)	2.8
Universal Music Group NV	(25,718)	(634,955)	36.3

		(4,969,127)

67

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

New Zealand
Fletcher Building Ltd.	(8,692)	$(36,968)	2.1%

Norway
Adevinta ASA	(3,826)	(40,140)	2.3
Aker ASA	(608)	(52,011)	3.0
Kahoot! ASA	(52,750)	(211,789)	12.1
NEL ASA	(510,305)	(692,867)	39.6
Salmar Asa	(17,090)	(1,165,252)	66.6
Scatec ASA	(1,740)	(25,700)	1.5
Yara International ASA	(803)	(41,232)	2.4

		(2,228,991)

Russia
Evraz PLC	(84,109)	(571,404)	32.7

Singapore
Golden Agri-Resources Ltd.	(933,000)	(170,481)	9.8
Kenon Holdings Ltd.	(3,734)	(209,921)	12.0
Mapletree North Asia Commercial Trust	(16,100)	(12,914)	0.7
Sembcorp Industries Ltd.	(482,700)	(819,764)	46.9
Singapore Press Holdings Ltd.	(316,200)	(545,430)	31.2

		(1,758,510)

Spain
Aena SME SA	(3,495)	(564,731)	32.3
Amadeus IT Group SA	(8,111)	(557,714)	31.9
CaixaBank SA	(56,452)	(181,627)	10.4
Corp. ACCIONA Energias Renovables SA	(4,580)	(139,389)	8.0
EDP Renovaveis SA	(19,075)	(400,984)	22.9
Mapfre SA	(101,637)	(220,734)	12.6
Naturgy Energy Group SA.	(8,860)	(280,528)	16.0
Repsol SA	(20,552)	(261,167)	14.9
Siemens Gamesa Renewable Energy SA	(2,635)	(57,016)	3.3
Solaria Energia y Medio Ambiente SA	(31,815)	(555,958)	31.8

		(3,219,848)

Sweden
Embracer Group AB	(29,947)	(300,468)	17.2
Kinnevik AB	(11,593)	(346,499)	19.8
MIPS AB	(292)	(29,032)	1.7
Sinch AB	(74,391)	(764,808)	43.7
Skandinaviska Enskilda Banken AB, Class A	(6,163)	(79,668)	4.6
SKF AB	(1,687)	(36,983)	2.1
Sweco AB	(3,569)	(50,172)	2.9
Swedbank AB, A Shares	(8,755)	(171,407)	9.8
Volvo AB	(14,867)	(340,067)	19.4
Volvo AB	(25,912)	(584,741)	33.4

		(2,703,845)

Switzerland
Alcon, Inc.	(1,863)	(143,653)	8.2

Security	Shares	Value	% of Basket Value

Switzerland (continued)
Bachem Holding AG	(425)	$(253,517)	14.5%
BKW AG	(1,542)	(183,954)	10.5
EMS-Chemie Holding AG	(74)	(74,850)	4.3
Flughafen Zurich AG	(1,775)	(328,404)	18.8
Helvetia Holding AG	(957)	(120,330)	6.9
IWG PLC	(974)	(3,751)	0.2
Logitech International SA	(2,941)	(247,131)	14.1
Medmix AG	(987)	(42,707)	2.5
Roche Holding AG	(35)	(14,413)	0.8
Swatch Group AG	(5,420)	(304,252)	17.4
Zur Rose Group AG	(1,185)	(290,083)	16.6

		(2,007,045)

United Kingdom
3i Group PLC	(13,608)	(253,433)	14.5
Avast PLC	(22,378)	(184,550)	10.6
BAE Systems PLC	(122,050)	(955,133)	54.6
Berkeley Group Holdings PLC	(4,678)	(266,974)	15.3
boohoo Group PLC	(25,421)	(36,873)	2.1
BT Group PLC	(44,379)	(117,545)	6.7
CNH Industrial NV	(53,732)	(818,988)	46.8
Compass Group PLC	(10,449)	(237,481)	13.6
Darktrace PLC	(51,605)	(285,895)	16.4
DS Smith PLC	(17,772)	(90,761)	5.2
Games Workshop Group PLC	(649)	(69,584)	4.0
GlaxoSmithKline PLC	(29,959)	(668,565)	38.2
JD Sports Fashion PLC	(26,912)	(69,007)	3.9
JET2 PLC	(8,702)	(154,979)	8.9
London Stock Exchange Group PLC	(194)	(18,995)	1.1
Ocado Group PLC	(20,029)	(408,102)	23.3
Pearson PLC	(11,557)	(96,495)	5.5
Royal Mail PLC	(4,880)	(29,161)	1.7
Sage Group PLC	(15,783)	(154,231)	8.8
Severn Trent PLC	(715)	(27,759)	1.6
Tesco PLC	(28,933)	(116,214)	6.6
UNITE Group PLC	(34,977)	(489,372)	28.0
WH Smith PLC	(10,468)	(234,855)	13.4
Wise PLC, Class A	(32,239)	(263,752)	15.1

		(6,048,704)

United States
Galaxy Digital Holdings Ltd.	(882)	(11,733)	0.7

Rights

Spain
Telefonica SA	(80,097)	(13,246)	0.7

Total Reference Entity — Short		(78,985,152)

Net Value of Reference Entity — UBS AG		$(1,748,805)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

S C H E D U L E O F I N V E S T M E N T S	68

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Global Long/Short Equity Fund

Fair Value Hierarchy as of Period End (continued)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$4,769,392	$—	$—	$4,769,392
Preferred Securities
Preferred Stocks	—	—	3,164,438	3,164,438
Warrants	2,310	—	—	2,310
Short-Term Securities
Money Market Funds	15,562,560	—	—	15,562,560
U.S. Treasury Obligations	—	507,815,831	—	507,815,831

	$20,334,262	$507,815,831	$3,164,438	$531,314,531

Derivative Financial Instruments(a)
Assets
Equity Contracts.	$743,058	$17,843,336	$—	$18,586,394
Interest Rate Contracts	—	155,463	—	155,463
Liabilities
Equity Contracts	(846,493)	(781,745)	—	(1,628,238)
Interest Rate Contracts	—	(37,274)	—	(37,274)

	$(103,435)	$17,179,780	$—	$17,076,345

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation

CHF	Swiss Franc

USD	United States Dollar

Portfolio Abbreviation

AGC	Assured Guaranty Corp.

AMBAC	AMBAC Assurance Corp.

CVA	Certificaten Van Aandelen (Dutch Certificate)

DIP	Debtor-In-Possession

FTSE	Financial Times Stock Exchange

GAN	Grant Anticipation Notes

LP	Limited Partnership

MSCI	Morgan Stanley Capital International

PILOT	Payment in Lieu of Taxes

Portfolio Abbreviation (continued)

REIT	Real Estate Investment Trust

S&P	Standard & Poor’s

SAP	Subject to Appropriations

SAW	State Aid Withholding

SCA	Societe en Commandite par Actions

SEB	SEB Securities Inc.

ST	Special Tax

UT	Unlimited Tax

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